1933 Act File No. 33-33852
                                                   1940 Act File No. 811-6061

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                         ------

     Pre-Effective Amendment No.         ...............................

     Post-Effective Amendment No.   17 .................................    X
                                  -----                                  ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X

     Amendment No.   19 ................................................    X
                   -----                                                 ------

                              FEDERATED INDEX TRUST

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds,
                             5800 Corporate Drive,
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X_ on DECEMBER 31, 1999 pursuant to paragraph (b)

  _ 60 days after filing pursuant to paragraph (a) (i) _ on ________________ pursuant to paragraph (a) (i).

    75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro, Morin & Oshinsky, LLP

            2101 L Street, N.W.
            Washington, D.C.  20037

PROSPECTUS

Federated Mid-Cap Fund

A Portfolio of Federated Index Trust

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





Contents

Risk/Return Summary                                                       1
What are the Fund's Fees and Expenses?                                    3
What are the Fund's Investment Strategies?                                4
What are the Principal Securities in Which the Fund Invests?              4
What are the Specific Risks of Investing in the Fund?                     5
What do Shares Cost?                                                      6
How is the Fund Sold?                                                     6
How to Purchase Shares                                                    6
How to Redeem Shares                                                      7
Account and Share Information                                             9
Who Manages the Fund?                                                    10
Financial Information                                                    11
Report of Ernst & Young LLP, Independent Auditors                        32
DECEMBER 31, 1999

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


DECEMBER 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests at least 80% of its assets in the medium capitalization common stocks comprising the Standard & Poor's MidCap 400 Index (Index).



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns are:

 . Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

 . Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

 . Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

[Graph Appears Here]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.45)%.

Within the period shown in the Chart, the Fund's shares highest quarterly return was 27.73% (quarter ended December 31, 1998).

Its lowest quarterly return was (14.63)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 400 Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                      Fund           S&P 400

---------------------------------------------------------------------------
1 Year                                               18.10%          19.09%
---------------------------------------------------------------------------
5 Years                                              17.72%          18.84%
---------------------------------------------------------------------------
Start of Performance/1/                              17.70%          18.95%
---------------------------------------------------------------------------

/1/  The Fund's start of performance date was November 5, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MID-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........................................  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)...  None
Redemption Fee (as a percentage of amount redeemed, if applicable)..........................................................  None
Exchange Fee................................................................................................................  None

Annual Fund Operating Expenses (Before Waiver)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee..............................................................................................................  0.40%
Distribution (12b-1) Fee....................................................................................................  None
Shareholder Services Fee/2/.................................................................................................  0.25%
Other Expenses..............................................................................................................  0.17%
Total Annual Fund Operating Expenses........................................................................................  0.82%


/1/ Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.

    Total Waiver of Fund Expenses......................................  0.22%
    Total Actual Annual Fund Operating Expenses (after waiver).........  0.60%


/2/ The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The total shareholder services fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended October 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-----------------------------------------------------------------
1 Year                                                    $   84
-----------------------------------------------------------------
3 Years                                                   $  262
-----------------------------------------------------------------
5 Years                                                   $  455
-----------------------------------------------------------------
10 Years                                                  $1,014
-----------------------------------------------------------------

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the Index was $223 million to $22 billion. As of the same date, the weighted median market capitalization of the Fund was $2.7 billion.



  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.



What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.



Common Stocks



Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

What are the Specific Risks of Investing in the Fund?



Stock Market Risks



The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.



RISKS RELATED TO COMPANY SIZE



Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.



LIQUIDITY RISKS



Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange- traded contracts.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market).

  Futures contracts are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).



DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and

 .  signatures of all shareholders exactly as registered.


Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 1999, placed approximately $56.7 billion in assets with the Sub- Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non- financial institution clients invest. In total, the Sub- Manager manages 67 commingled/common trust funds. Northern Trust Corporation is a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1999, total assets of Northern Trust Corporation were $30 billion and trust assets under administration were $1.383 trillion.

  The Manager and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual management fee equal to 0.40% of the Fund's average daily net assets. The Manager may waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 32.


Year Ended October 31                           1999                 1998                1997             1996            1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $  16.53              $ 17.17             $ 13.75          $ 12.78         $ 11.02
-------------------------------------------
Income From Investment Operations:

-------------------------------------------
Net investment income                             0.16                 0.20                0.18             0.18            0.22
-------------------------------------------
Net realized and unrealized gain on               2.92                 0.74                4.00             1.73            1.93
 investments and futures contracts
-------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                 3.08                 0.94                4.18             1.91            2.15
-------------------------------------------
Less Distributions:

-------------------------------------------
Distributions from net investment income         (0.15)               (0.20)              (0.17)           (0.20)          (0.20)
-------------------------------------------
Distributions from net realized gain on          (1.83)               (1.38)              (0.59)           (0.74)          (0.19)
 investments and futures contracts
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS                             (1.98)               (1.58)              (0.76)           (0.94)          (0.39)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $  17.63              $ 16.53             $ 17.17          $ 13.75         $ 12.78
---------------------------------------------------------------------------------------------------------------------------------
Total Return/1/                                  20.23%                5.73%              31.83%           15.80%          20.12%

Ratios to Average Net Assets:

---------------------------------------------------------------------------------------------------------------------------------
Expenses/2/                                       0.82%                0.89%               0.91%            0.94%           1.01%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/2/                          0.76%                0.84%               0.88%            0.97%           1.48%
---------------------------------------------------------------------------------------------------------------------------------
Expenses (after waiver)                           0.60%                0.61%               0.60%            0.60%           0.60%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (after waiver)              0.98%                1.12%               1.19%            1.31%           1.89%
---------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:

---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)       $110,100              $83,630             $73,874          $59,948         $62,580
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  40%                  25%                 19%              17%             26%
---------------------------------------------------------------------------------------------------------------------------------

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 1999


Shares                                                                                                Value

---------------------------------------------------------------------------------------------------------------

                  COMMON STOCKS_88.5%1
                  Basic Materials_4.2%

      11,500      AK Steel Holding Corp.                                                        $      199,094
                  -----------------------------------------------------------------------
       8,100   /2/Airgas, Inc.                                                                          76,950
                  -----------------------------------------------------------------------
       4,975      Albemarle Corp.                                                                       88,306
                  -----------------------------------------------------------------------
       5,900      Bowater, Inc.                                                                        309,750
                  -----------------------------------------------------------------------
      13,599      CK Witco Corp.                                                                       127,491
                  -----------------------------------------------------------------------
       7,600      Cabot Corp.                                                                          141,550
                  -----------------------------------------------------------------------
       2,500      Carpenter Technology Corp.                                                            60,937
                  -----------------------------------------------------------------------
       2,500      Chesapeake Corp.                                                                      75,000
                  -----------------------------------------------------------------------
       1,300      Cleveland Cliffs, Inc.                                                                38,837
                  -----------------------------------------------------------------------
      10,300      Consolidated Papers, Inc.                                                            322,519
                  -----------------------------------------------------------------------
       4,900   /2/Cytec Industries, Inc.                                                               126,481
                  -----------------------------------------------------------------------
       2,600      Dexter Corp.                                                                          91,162
                  -----------------------------------------------------------------------
       9,500      Ethyl Corp.                                                                           39,187
                  -----------------------------------------------------------------------
       3,950      Ferro Corp.                                                                           80,481
                  -----------------------------------------------------------------------
       1,600      Fuller (H.B.) Co.                                                                     87,600
                  -----------------------------------------------------------------------
       3,500      Georgia Gulf Corp.                                                                    75,469
                  -----------------------------------------------------------------------
       9,700      Georgia-Pacific Corp.                                                                231,587
                  -----------------------------------------------------------------------
       4,800      Glatfelter (P.H.) Co.                                                                 70,200
                  -----------------------------------------------------------------------
       5,700      Hanna (M.A.) Co.                                                                      60,919
                  -----------------------------------------------------------------------
      13,000      IMC Global, Inc.                                                                     165,750
                  -----------------------------------------------------------------------
       5,900      Longview Fibre Co.                                                                    67,112
                  -----------------------------------------------------------------------
       6,200      Lubrizol Corp.                                                                       158,875
                  -----------------------------------------------------------------------
      12,800      Lyondell Chemical Co.                                                                155,200
                  -----------------------------------------------------------------------
       5,300      Martin Marietta Materials                                                            206,369
                  -----------------------------------------------------------------------
         800   /2/Maxxam, Inc.                                                                          36,300
                  -----------------------------------------------------------------------
       2,500      Minerals Technologies, Inc.                                                          107,812
                  -----------------------------------------------------------------------
       5,200      Olin Corp.                                                                            71,825
                  -----------------------------------------------------------------------
       4,800   /2/Omnova Solutions, Inc.                                                                33,600
                  -----------------------------------------------------------------------
       2,900      Oregon Steel Mills                                                                    24,469
                  -----------------------------------------------------------------------
      12,450      RPM, Inc.                                                                            148,622
                  -----------------------------------------------------------------------
       3,200      Rayonier, Inc.                                                                       131,200
                  -----------------------------------------------------------------------
       3,525      Schulman (A.), Inc.                                                                   54,858
                  -----------------------------------------------------------------------
      12,700      Solutia, Inc.                                                                        218,281
                  -----------------------------------------------------------------------
      11,573      Sonoco Products Co.                                                           $      277,752
                  -----------------------------------------------------------------------
       4,400      Southdown, Inc.                                                                      212,575
                  -----------------------------------------------------------------------
       5,100   /2/UCAR International, Inc.                                                              99,769
                  -----------------------------------------------------------------------
       3,700      Universal Corp.                                                                       86,950
                  -----------------------------------------------------------------------
       5,967      Wausau-Mosinee Paper Corp.                                                            75,333
                  ---------------------------------------------------------------------------------------------
                  TOTAL                                                                              4,636,172

                  ---------------------------------------------------------------------------------------------
                  Capital Goods_7.6%

       6,800      AGCO Corp.                                                                            73,100
                  -----------------------------------------------------------------------
       3,700      AMETEK, Inc.                                                                          73,075
                  -----------------------------------------------------------------------
       3,376      Albany International Corp., Class A                                                   51,273
                  -----------------------------------------------------------------------
      21,900   /2/American Power Conversion Corp.                                                      491,381
                  -----------------------------------------------------------------------
       8,000   /2/American Standard Cos.                                                               305,500
                  -----------------------------------------------------------------------
       3,400      Carlisle Cos., Inc.                                                                  113,050
                  -----------------------------------------------------------------------
       4,200      Cordant Technologies, Inc.                                                           130,987
                  -----------------------------------------------------------------------
       7,893      Diebold, Inc.                                                                        207,191
                  -----------------------------------------------------------------------
       5,300      Donaldson Company, Inc.                                                              123,225
                  -----------------------------------------------------------------------
       5,200      Federal Signal Corp.                                                                  97,825
                  -----------------------------------------------------------------------
       4,300      Flowserve Corp.                                                                       72,562
                  -----------------------------------------------------------------------
       3,050      Granite Construction, Inc.                                                            63,097
                  -----------------------------------------------------------------------
       7,000      HON Industries, Inc.                                                                 137,375
                  -----------------------------------------------------------------------
       4,700      Harsco Corp.                                                                         138,356
                  -----------------------------------------------------------------------
       7,600      Hillenbrand Industries, Inc.                                                         251,750
                  -----------------------------------------------------------------------
       7,380      Hubbell, Inc., Class B                                                               204,334
                  -----------------------------------------------------------------------
       9,900   /2/Jabil Circuit, Inc.                                                                  517,275
                  -----------------------------------------------------------------------
       3,000   /2/Jacobs Engineering Group, Inc.                                                       106,500
                  -----------------------------------------------------------------------
       3,600      Kaydon Corp.                                                                          89,325
                  -----------------------------------------------------------------------
       3,400      Kennametal, Inc.                                                                      97,750
                  -----------------------------------------------------------------------
       3,600   /2/Magnetek, Inc.                                                                        24,750
                  -----------------------------------------------------------------------
       9,100      Miller Herman, Inc.                                                                  197,356
                  -----------------------------------------------------------------------
      17,668      Molex, Inc.                                                                          644,882
                  -----------------------------------------------------------------------
       4,000      Newport News Shipbuilding, Inc.                                                      121,500
                  -----------------------------------------------------------------------
       1,900      Nordson Corp.                                                                         84,194
                  -----------------------------------------------------------------------
       5,500      Pentair, Inc.                                                                        206,937
                  -----------------------------------------------------------------------
       2,750      Precision Castparts Corp.                                                             81,125
                  -----------------------------------------------------------------------
       7,000      Premark International, Inc.                                                          383,250
                  -----------------------------------------------------------------------
       8,800      Reynolds & Reynolds Co., Class A                                              $      160,050
                  -----------------------------------------------------------------------
       2,640      Ryerson Tull, Inc.                                                                    54,120
                  -----------------------------------------------------------------------
       8,200   /2/SCI Systems, Inc.                                                                    404,875
                  -----------------------------------------------------------------------
       3,500      SPX Corp.                                                                            296,625
                  -----------------------------------------------------------------------
       6,500   /2/Sanmina Corp.                                                                        585,406
                  -----------------------------------------------------------------------
       8,600      Sensormatic Electronics Corp.                                                        130,075
                  -----------------------------------------------------------------------
       1,200   /2/Sequa Corp., Class A                                                                  59,100
                  -----------------------------------------------------------------------
      16,100      Shaw Industries, Inc.                                                                248,544
                  -----------------------------------------------------------------------
       3,200      Standard Register                                                                     70,000
                  -----------------------------------------------------------------------
       3,200      Stewart & Stevenson Services, Inc.                                                    42,400
                  -----------------------------------------------------------------------
      10,062      Symbol Technologies, Inc.                                                            399,964
                  -----------------------------------------------------------------------
       2,300      Tecumseh Products Co., Class A                                                       110,256
                  -----------------------------------------------------------------------
       4,300      Teleflex, Inc.                                                                       146,469
                  -----------------------------------------------------------------------
       4,950      Trinity Industries, Inc.                                                             147,572
                  -----------------------------------------------------------------------
       9,668   /2/Vishay Intertechnology, Inc.                                                         236,262
                  -----------------------------------------------------------------------
       4,800      Wallace Computer Services, Inc.                                                      106,200
                  -----------------------------------------------------------------------
       4,500      York International Corp.                                                             106,031
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                              8,392,874

                  --------------------------------------------------------------------------------------------
                  Communication Services_1.1%

      15,700      Cincinnati Bell, Inc.                                                                326,756
                  -----------------------------------------------------------------------
       6,000      Comsat Corp.                                                                         112,125
                  -----------------------------------------------------------------------
       6,900      Telephone and Data System, Inc.                                                      795,225
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                              1,234,106

                  --------------------------------------------------------------------------------------------
                  Consumer Cyclicals_13.0%

       6,600   /2/ACNielsen Corp.                                                                      145,200
                  -----------------------------------------------------------------------
      11,800   /2/Abercrombie & Fitch Co., Class A                                                     321,550
                  -----------------------------------------------------------------------
       9,700   /2/Acxiom Corp.                                                                         160,050
                  -----------------------------------------------------------------------
       8,900  /2/ Apollo Group, Inc., Class A                                                          234,181
                  -----------------------------------------------------------------------
       2,900      Arvin Industries, Inc.                                                                82,650
                  -----------------------------------------------------------------------
       8,400   /2/BJ's Wholesale Club, Inc.                                                            258,825
                  -----------------------------------------------------------------------
       2,500      Bandag, Inc.                                                                          62,500
                  -----------------------------------------------------------------------
       7,800   /2/Barnes & Noble, Inc.                                                                 162,337
                  -----------------------------------------------------------------------
      13,400      Belo (A.H.) Corp., Series A                                                          273,025
                  -----------------------------------------------------------------------
       5,600   /2/Blyth Industries, Inc.                                                               140,350
                  -----------------------------------------------------------------------
       8,800   /2/Borders Group, Inc.                                                                  114,400
                  -----------------------------------------------------------------------
       3,000      Borg-Warner Automotive, Inc.                                                         118,500
                  -----------------------------------------------------------------------
       6,100   /2/Burlington Industries, Inc.                                                   $       22,494
                  -----------------------------------------------------------------------
       8,600      Callaway Golf Co.                                                                    115,562
                  -----------------------------------------------------------------------
      12,600      Cintas Corp.                                                                         759,150
                  -----------------------------------------------------------------------
       5,750      Claire's Stores, Inc.                                                                101,344
                  -----------------------------------------------------------------------
      16,495      Clayton Homes, Inc.                                                                  167,012
                  -----------------------------------------------------------------------
      10,500   /2/CompUSA, Inc.                                                                         59,719
                  -----------------------------------------------------------------------
      17,300   /2/Convergys Corp.                                                                      338,431
                  -----------------------------------------------------------------------
       8,000   /2/DeVRY, Inc.                                                                          168,500
                  -----------------------------------------------------------------------
       7,000   /2/Dollar Tree Stores, Inc.                                                             304,937
                  -----------------------------------------------------------------------
      19,700      Family Dollar Stores, Inc.                                                           406,312
                  -----------------------------------------------------------------------
       4,300      Fastenal Co.                                                                         155,875
                  -----------------------------------------------------------------------
       8,000      Federal-Mogul Corp.                                                                  201,000
                  -----------------------------------------------------------------------
       5,900   /2/Furniture Brands International, Inc.                                                 114,312
                  -----------------------------------------------------------------------
      10,000   /2/Gartner Group, Inc.                                                                   93,750
                  -----------------------------------------------------------------------
       4,300   /2/Gtech Holdings Corp.                                                                  86,537
                  -----------------------------------------------------------------------
      17,500      Harley Davidson, Inc.                                                              1,037,969
                  -----------------------------------------------------------------------
       8,200      Harte-Hanks, Inc.                                                                    162,462
                  -----------------------------------------------------------------------
       6,850      Heilig-Meyers Co.                                                                     29,969
                  -----------------------------------------------------------------------
       3,500      Houghton Mifflin Co.                                                                 148,312
                  -----------------------------------------------------------------------
      10,200      International Game Technology                                                        189,975
                  -----------------------------------------------------------------------
      14,003   /2/Jones Apparel Group, Inc.                                                            442,845
                  -----------------------------------------------------------------------
       4,649      Lancaster Colony Corp.                                                               162,424
                  -----------------------------------------------------------------------
       3,400   /2/Lands' End, Inc.                                                                     261,587
                  -----------------------------------------------------------------------
       7,600   /2/Lear Corp.                                                                           256,500
                  -----------------------------------------------------------------------
       5,000      Lee Enterprises, Inc.                                                                147,500
                  -----------------------------------------------------------------------
      10,300   /2/Mandalay Resort Group                                                                191,837
                  -----------------------------------------------------------------------
       5,650      Mark IV Industries, Inc.                                                             108,762
                  -----------------------------------------------------------------------
       3,100      Media General, Inc., Class A                                                         169,337
                  -----------------------------------------------------------------------
       7,900      Meritor Automotive, Inc.                                                             133,806
                  -----------------------------------------------------------------------
       4,100   /2/Micro Warehouse, Inc.                                                                 49,712
                  -----------------------------------------------------------------------
       3,400      Modine Manufacturing Co.                                                              84,575
                  -----------------------------------------------------------------------
       6,900   /2/Mohawk Industries, Inc.                                                              158,269
                  -----------------------------------------------------------------------
         600      NCH Corp.                                                                             28,687
                  -----------------------------------------------------------------------
       2,800   /2/NCO Group, Inc.                                                                      118,650
                  -----------------------------------------------------------------------
       4,900   /2/Navigant Consulting, Inc.                                                            139,956
                  -----------------------------------------------------------------------
      12,950   /2/OfficeMax, Inc.                                                               $       65,559
       5,600      Ogden Corp.                                                                           50,750
                  -----------------------------------------------------------------------
      34,400   /2/Park Place Entertainment Corp.                                                       451,500
                  -----------------------------------------------------------------------
       3,700   /2/Payless ShoeSource, Inc.                                                             169,506
                  -----------------------------------------------------------------------
       4,700      Pittston Brink's Group                                                                90,181
                  -----------------------------------------------------------------------
       9,415   /2/Promus Hotel Corp.                                                                   322,464
                  -----------------------------------------------------------------------
      12,200      Readers Digest Association, Inc., Class A                                            393,450
                  -----------------------------------------------------------------------
       3,500      Rollins, Inc.                                                                         54,906
                  -----------------------------------------------------------------------
      10,600      Ross Stores, Inc.                                                                    218,625
                  -----------------------------------------------------------------------
      16,436   /2/Saks, Inc.                                                                           282,494
                  -----------------------------------------------------------------------
       1,900   /2/Scholastic Corp.                                                                      88,350
                  -----------------------------------------------------------------------
       6,600      Sothebys Holdings, Inc., Class A                                                     189,337
                  -----------------------------------------------------------------------
      12,700      Stewart Enterprises, Inc., Class A                                                    60,325
                  -----------------------------------------------------------------------
       3,100      Superior Industries International, Inc.                                               82,731
                  -----------------------------------------------------------------------
       5,900   /2/Sylvan Learning Systems, Inc.                                                         76,331
                  -----------------------------------------------------------------------
       5,800   /2/Tech Data Corp.                                                                      109,112
                  -----------------------------------------------------------------------
       8,000      Tiffany & Co.                                                                        476,000
                  -----------------------------------------------------------------------
       5,700      USG Corp.                                                                            282,506
                  -----------------------------------------------------------------------
       6,800      Unifi, Inc.                                                                           81,600
                  -----------------------------------------------------------------------
      11,300      Viad Corp.                                                                           277,556
                  -----------------------------------------------------------------------
       6,500      Warnaco Group, Inc., Class A                                                          92,625
                  -----------------------------------------------------------------------
       1,200      Washington Post Co., Class B                                                         638,475
                  -----------------------------------------------------------------------
       3,600      Wellman, Inc.                                                                         54,225
                  -----------------------------------------------------------------------
       6,300      WestPoint Stevens, Inc.                                                              119,306
                  -----------------------------------------------------------------------
       6,400   /2/Williams-Sonoma, Inc.                                                                344,000
                  ---------------------------------------------------------------------------------------------
                  TOTAL                                                                             14,263,551

                  ----------------------------------------------------------------------------------------------
                  Consumer Staples_8.2%

       3,150      Banta Corp.                                                                           71,269
                  -----------------------------------------------------------------------
      15,312      Bergen Brunswig Corp., Class A                                                       109,098
                  -----------------------------------------------------------------------
       4,700      Bob Evans Farms, Inc.                                                                 64,625
                  -----------------------------------------------------------------------
       7,575   /2/Brinker International, Inc.                                                          176,592
                  -----------------------------------------------------------------------
       4,900   /2/Buffets, Inc.                                                                         45,631
                  -----------------------------------------------------------------------
       6,850      CBRL Group, Inc.                                                                      91,619
                  -----------------------------------------------------------------------
       5,100      Carter Wallace, Inc.                                                                  92,119
                  -----------------------------------------------------------------------
       3,831   /2/Chris Craft Industries, Inc.                                                         267,212
                  -----------------------------------------------------------------------
       4,400      Church and Dwight, Inc.                                                              114,675
                  -----------------------------------------------------------------------
       4,228   /2/Cox Communications, Inc., Class A                                             $      192,110
                  -----------------------------------------------------------------------
       4,500      Dean Foods Co.                                                                       208,125
                  -----------------------------------------------------------------------
      11,700      Dial Corp.                                                                           273,487
                  -----------------------------------------------------------------------
       6,500      Dole Food, Inc.                                                                      116,594
                  -----------------------------------------------------------------------
       3,100      Dreyers Grand Ice Cream, Inc.                                                         52,894
                  -----------------------------------------------------------------------
      11,425      Flowers Industries, Inc.                                                             192,797
                  -----------------------------------------------------------------------
       4,800      Hannaford Brothers Co.                                                               336,300
                  -----------------------------------------------------------------------
       5,600   /2/Hispanic Broadcasting Corp.                                                          453,600
                  -----------------------------------------------------------------------
       8,400      Hormel Foods Corp.                                                                   362,250
                  -----------------------------------------------------------------------
      10,500      IBP, Inc.                                                                            251,344
                  -----------------------------------------------------------------------
       2,100      International Multifoods Corp.                                                        44,362
                  -----------------------------------------------------------------------
       8,000      Interstate Bakeries Corp.                                                            162,000
                  -----------------------------------------------------------------------
       4,075      Kelly Services, Inc., Class A                                                        119,448
                  -----------------------------------------------------------------------
       3,400      Lance, Inc.                                                                           41,012
                  -----------------------------------------------------------------------
       4,100   /2/Lone Star Steakhouse & Saloon                                                         32,800
                  -----------------------------------------------------------------------
       9,000      Manpower, Inc.                                                                       316,125
                  -----------------------------------------------------------------------
       8,100      McCormick & Co., Inc.                                                                254,137
                  -----------------------------------------------------------------------
      10,900   /2/Modis Professional Services, Inc.                                                    121,944
                  -----------------------------------------------------------------------
       9,300      Olsten Corp.                                                                          93,581
                  -----------------------------------------------------------------------
       8,500   /2/Outback Steakhouse, Inc.                                                             195,500
                  -----------------------------------------------------------------------
       8,100   /2/PSS World Medical, Inc.                                                               62,775
                  -----------------------------------------------------------------------
       3,400   /2/Papa Johns International, Inc.                                                       127,075
                  -----------------------------------------------------------------------
       8,300   /2/Perrigo Co.                                                                           62,769
                  -----------------------------------------------------------------------
       8,800   /2/Premier Parks, Inc.                                                                  254,650
                  -----------------------------------------------------------------------
      12,300   /2/R.J. Reynolds Tobacco Holdings, Inc.                                                 266,756
                  -----------------------------------------------------------------------
      10,450   /2/Robert Half International, Inc.                                                      282,803
                  -----------------------------------------------------------------------
       5,300      Ruddick Corp.                                                                         90,431
                  -----------------------------------------------------------------------
       3,300      Smucker (J.M.) Co., Class A                                                           65,587
                  -----------------------------------------------------------------------
      20,700   /2/Starbucks Corp.                                                                      562,781
                  -----------------------------------------------------------------------
       3,800   /2/Suiza Foods Corp.                                                                    137,037
                  -----------------------------------------------------------------------
      26,200      Tyson Foods, Inc., Class A                                                           399,550
                  -----------------------------------------------------------------------
      11,200   /2/U.S. Foodservice, Inc.                                                               214,900
                  -----------------------------------------------------------------------
       5,700      Universal Foods Corp.                                                                109,012
                  -----------------------------------------------------------------------
      11,500   /2/Univision Communications, Inc., Class A                                              978,219
                  -----------------------------------------------------------------------
       5,200   /2/Vlasic Foods International, Inc.                                                      39,975
                  -----------------------------------------------------------------------
       6,100   /2/Westwood One, Inc.                                                            $      281,362
                  -----------------------------------------------------------------------
      16,100      Whitman Corp.                                                                        209,300
                  ---------------------------------------------------------------------------------------------
                  TOTAL                                                                              8,998,232

                  ---------------------------------------------------------------------------------------------
                  Energy_4.7%

       8,100   /2/BJ Services Co.                                                                      277,931
                  -----------------------------------------------------------------------
       6,200   /2/Calpine Corp.                                                                        357,275
                  -----------------------------------------------------------------------
       9,100      Devon Energy Corp.                                                                   353,762
                  -----------------------------------------------------------------------
      15,600      ENSCO International, Inc.                                                            302,250
                  -----------------------------------------------------------------------
      19,800   /2/Global Marine, Inc.                                                                  300,712
                  -----------------------------------------------------------------------
       3,200   /2/Hanover Compressor Co.                                                               118,400
                  -----------------------------------------------------------------------
       6,700   /2/MidAmerican Energy Holdings Co.                                                      225,287
                  -----------------------------------------------------------------------
       5,100      Murphy Oil Corp.                                                                     285,919
                  -----------------------------------------------------------------------
      13,200   /2/Nabors Industries, Inc.                                                              299,475
                  -----------------------------------------------------------------------
       6,500      Noble Affiliates, Inc.                                                               164,531
                  -----------------------------------------------------------------------
      15,000   /2/Noble Drilling Corp.                                                                 332,812
                  -----------------------------------------------------------------------
      18,918   /2/Ocean Energy, Inc.                                                                   173,809
                  -----------------------------------------------------------------------
       8,825      Pennzoil-Quaker State Co.                                                            104,245
                  -----------------------------------------------------------------------
      11,400      Pioneer Natural Resources Company                                                    106,875
                  -----------------------------------------------------------------------
      20,700   /2/Santa Fe Snyder Corp.                                                                178,537
                  -----------------------------------------------------------------------
       5,600   /2/Smith International, Inc.                                                            193,550
                  -----------------------------------------------------------------------
       6,300      Tidewater, Inc.                                                                      189,000
                  -----------------------------------------------------------------------
      11,500      Transocean Offshore, Inc.                                                            312,656
                  -----------------------------------------------------------------------
       9,850      Ultramar Diamond Shamrock Corp.                                                      241,325
                  -----------------------------------------------------------------------
       6,400      Valero Energy Corp.                                                                  117,600
                  -----------------------------------------------------------------------
       7,400   /2/Varco International, Inc.                                                             78,162
                  -----------------------------------------------------------------------
      11,966      Weatherford International, Inc.                                                      405,348
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                              5,119,461

                  --------------------------------------------------------------------------------------------
                  Financials_12.0%

       6,500      Allmerica Financial Corp.                                                            371,719
                  -----------------------------------------------------------------------
       8,000      Ambac Financial Group, Inc.                                                          478,000
                  -----------------------------------------------------------------------
       6,800      American Financial Group, Inc.                                                       201,450
                  -----------------------------------------------------------------------
       7,250      Associated Banc Corp.                                                                278,898
                  -----------------------------------------------------------------------
       6,300      Astoria Financial Corp.                                                              226,800
                  -----------------------------------------------------------------------
       4,600      CCB Financial Corp.                                                                  211,600
                  -----------------------------------------------------------------------
      24,415      Charter One Financial, Inc.                                                          599,693
                  -----------------------------------------------------------------------
       5,200      City National Corp.                                                                  201,500
                  -----------------------------------------------------------------------
      13,300      Compass Bancshares, Inc.                                                      $      354,944
                  -----------------------------------------------------------------------
      12,700      Dime Bancorp, Inc.                                                                   227,013
                  -----------------------------------------------------------------------
      26,600   /2/E*Trade Group, Inc.                                                                  633,413
                  -----------------------------------------------------------------------
      10,787      Edwards (A.G.), Inc.                                                                 324,284
                  -----------------------------------------------------------------------
       5,500      Everest Reinsurance Holdings, Inc.                                                   141,625
                  -----------------------------------------------------------------------
       7,000      Finova Group, Inc.                                                                   308,438
                  -----------------------------------------------------------------------
      22,025      First Security Corp.                                                                 564,391
                  -----------------------------------------------------------------------
      14,800      First Tennessee National Corp.                                                       503,200
                  -----------------------------------------------------------------------
       5,700      First Virginia Banks, Inc.                                                           272,888
                  -----------------------------------------------------------------------
      10,300      Firstmerit Corp.                                                                     272,306
                  -----------------------------------------------------------------------
      12,400      Greenpoint Financial Corp.                                                           353,400
                  -----------------------------------------------------------------------
       3,300      HSB Group, Inc.                                                                      126,225
                  -----------------------------------------------------------------------
      18,200      Hibernia Corp., Class A                                                              258,213
                  -----------------------------------------------------------------------
       4,700      Horace Mann Educators Corp.                                                          132,481
                  -----------------------------------------------------------------------
       3,500      Investment Technology Group, Inc.                                                     92,313
                  -----------------------------------------------------------------------
       5,600      Keystone Financial, Inc.                                                             140,350
                  -----------------------------------------------------------------------
       6,500      Legg Mason, Inc.                                                                     236,438
                  -----------------------------------------------------------------------
      11,900      Marshall & Ilsley Corp.                                                              798,788
                  -----------------------------------------------------------------------
       7,950      Mercantile Bankshares Corp.                                                          286,200
                  -----------------------------------------------------------------------
      12,000      National Commerce Bancorporation                                                     300,000
                  -----------------------------------------------------------------------
      15,950      North Fork Bancorporation, Inc.                                                      329,966
                  -----------------------------------------------------------------------
       7,000      Ohio Casualty Corp.                                                                  116,813
                  -----------------------------------------------------------------------
      13,169      Old Kent Financial Corp.                                                             536,637
                  -----------------------------------------------------------------------
      15,000      Old Republic International Corp.                                                     205,313
                  -----------------------------------------------------------------------
       5,100      PMI Group, Inc.                                                                      264,563
                  -----------------------------------------------------------------------
       9,200      Pacific Century Financial Corp.                                                      209,875
                  -----------------------------------------------------------------------
       7,300      Protective Life Corp.                                                                264,169
                  -----------------------------------------------------------------------
       4,900      Provident Financial Group, Inc.                                                      210,394
                  -----------------------------------------------------------------------
      10,100      Reliastar Financial Corp.                                                            433,669
                  -----------------------------------------------------------------------
      20,600      Sovereign Bancorp, Inc.                                                              181,538
                  -----------------------------------------------------------------------
       9,600      TCF Financial Corp.                                                                  283,200
                  -----------------------------------------------------------------------
       8,300      Unitrin, Inc.                                                                        310,731
                  -----------------------------------------------------------------------
       4,400      Webster Financial Corp.                                                              125,950
                  -----------------------------------------------------------------------
       4,500      WestAmerica Bancorporation                                                           154,969
                  -----------------------------------------------------------------------
       3,800      Wilmington Trust Corp.                                                               206,150
                  -----------------------------------------------------------------------
       9,000      Zions Bancorporation                                                           $     530,438
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                             13,260,945

                  --------------------------------------------------------------------------------------------
                  Health Care_8.0%

       3,100   /2/Acuson Corp.                                                                          32,163
                  -----------------------------------------------------------------------
       5,900   /2/Apria Healthcare Group, Inc.                                                          93,294
                  -----------------------------------------------------------------------
       3,300      Beckman Coulter, Inc.                                                                151,800
                  -----------------------------------------------------------------------
      11,700   /2/Beverly Enterprises, Inc.                                                             46,069
                  -----------------------------------------------------------------------
      17,000   /2/Biogen, Inc.                                                                       1,260,125
                  -----------------------------------------------------------------------
      20,724   /2/Chiron Corp.                                                                         591,929
                  -----------------------------------------------------------------------
       6,700   /2/Covance, Inc.                                                                         64,906
                  -----------------------------------------------------------------------
       6,000      Dentsply International, Inc.                                                         139,125
                  -----------------------------------------------------------------------
       5,800   /2/First Health Group Corp.                                                             134,850
                  -----------------------------------------------------------------------
       9,400   /2/Forest Labratories, Inc.                                                             431,225
                  -----------------------------------------------------------------------
      13,940   /2/Foundation Health Systems, Inc., Class A                                              92,353
                  -----------------------------------------------------------------------
       9,400   /2/Genzyme Corp.                                                                        359,550
                  -----------------------------------------------------------------------
       4,800   /2/Gilead Sciences, Inc.                                                                303,300
                  -----------------------------------------------------------------------
      28,725   /2/Health Management Association, Class A                                               254,934
                  -----------------------------------------------------------------------
       8,900      ICN Pharmaceuticals, Inc.                                                            204,700
                  -----------------------------------------------------------------------
      12,400      Ivax Corp.                                                                           217,775
                  -----------------------------------------------------------------------
       6,600   /2/Lincare Holdings, Inc.                                                               185,625
                  -----------------------------------------------------------------------
       6,300   /2/Medimmune, Inc.                                                                      705,600
                  -----------------------------------------------------------------------
       4,100   /2/Millennium Pharmaceuticals, Inc.                                                     287,513
                  -----------------------------------------------------------------------
       3,500   /2/MiniMed, Inc.                                                                        265,344
                  -----------------------------------------------------------------------
      14,700      Mylan Laboratories, Inc.                                                             263,681
                  -----------------------------------------------------------------------
      10,300      Omnicare, Inc.                                                                        95,275
                  -----------------------------------------------------------------------
       9,200   /2/Oxford Health Plans, Inc.                                                            108,675
                  -----------------------------------------------------------------------
       5,198   /2/PacifiCare Health Systems, Inc.                                                      204,996
                  -----------------------------------------------------------------------
      12,800   /2/Quintiles Transnational Corp.                                                        237,600
                  -----------------------------------------------------------------------
       8,300   /2/Quorum Health Group, Inc.                                                             66,400
                  -----------------------------------------------------------------------
       3,700   /2/Sepracor, Inc.                                                                       307,794
                  -----------------------------------------------------------------------
       7,800   /2/Steris Corp.                                                                         103,838
                  -----------------------------------------------------------------------
      11,000      Stryker Corp.                                                                        679,250
                  -----------------------------------------------------------------------
      11,800   /2/Sybron International Corp.                                                           280,988
                  -----------------------------------------------------------------------
       9,200   /2/Total Renal Care Holdings, Inc.                                                       67,275
                  -----------------------------------------------------------------------
       4,800   /2/Trigon Healthcare, Inc.                                                              136,200
                  -----------------------------------------------------------------------
       7,200   /2/VISX, Inc.                                                                     $     450,450
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                              8,824,602

                  --------------------------------------------------------------------------------------------
                  Technology_20.3%

       4,500   /2/Adtran, Inc.                                                                         167,063
                  -----------------------------------------------------------------------
       5,600   /2/Affiliated Computer Services, Inc., Class A                                          212,800
                  -----------------------------------------------------------------------
      22,600   /2/Altera Corp.                                                                       1,098,925
                  -----------------------------------------------------------------------
      10,850   /2/Arrow Electronics, Inc.                                                              236,666
                  -----------------------------------------------------------------------
      11,400   /2/Atmel Corp.                                                                          440,325
                  -----------------------------------------------------------------------
       4,000      Avnet, Inc.                                                                          217,250
                  -----------------------------------------------------------------------
      27,600   /2/Cadence Design Systems, Inc.                                                         419,175
                  -----------------------------------------------------------------------
       6,800   /2/Cambridge Technology Partners, Inc.                                                   75,225
                  -----------------------------------------------------------------------
       6,900   /2/Cirrus Logic, Inc.                                                                    68,569
                  -----------------------------------------------------------------------
       9,900   /2/Citrix Systems, Inc.                                                                 634,838
                  -----------------------------------------------------------------------
      17,250      Comdisco, Inc.                                                                       348,234
                  -----------------------------------------------------------------------
      23,200   /2/Concord EFS, Inc.                                                                    627,850
                  -----------------------------------------------------------------------
      11,800   /2/Cypress Semiconductor Corp.                                                          301,638
                  -----------------------------------------------------------------------
       7,200   /2/DST Systems, Inc.                                                                    458,550
                  -----------------------------------------------------------------------
       7,000   /2/Electronic Arts, Inc.                                                                565,688
                  -----------------------------------------------------------------------
      14,075   /2/FIserv, Inc.                                                                         450,400
                  -----------------------------------------------------------------------
       4,400   /2/Imation Corp.                                                                        135,025
                  -----------------------------------------------------------------------
      21,600   /2/Informix Corp.                                                                       164,700
                  -----------------------------------------------------------------------
      10,000   /2/Integrated Device Technology, Inc.                                                   205,625
                  -----------------------------------------------------------------------
      21,000   /2/Intuit, Inc.                                                                         611,625
                  -----------------------------------------------------------------------
       8,200   /2/Keane, Inc.                                                                          192,700
                  -----------------------------------------------------------------------
       9,200   /2/Legato Systems, Inc.                                                                 494,500
                  -----------------------------------------------------------------------
      17,400      Linear Technology Corp.                                                            1,216,913
                  -----------------------------------------------------------------------
       5,200   /2/Litton Industries, Inc.                                                              244,075
                  -----------------------------------------------------------------------
      15,400   /2/Maxim Integrated Products, Inc.                                                    1,215,638
                  -----------------------------------------------------------------------
       7,600   /2/Mentor Graphics Corp.                                                                 61,275
                  -----------------------------------------------------------------------
       5,800   /2/Microchip Technology, Inc.                                                           386,425
                  -----------------------------------------------------------------------
      11,400   /2/NCR Corp.                                                                            377,625
                  -----------------------------------------------------------------------
       8,300   /2/NOVA Corp.                                                                           215,800
                  -----------------------------------------------------------------------
      15,750   /2/Network Associates, Inc.                                                             288,422
                  -----------------------------------------------------------------------
       4,400   /2/Novellus Systems, Inc.                                                               341,000
                  -----------------------------------------------------------------------
       4,000   /2/Policy Management System Corp.                                                        76,750
                  -----------------------------------------------------------------------
       4,200   /2/Qlogic Corp.                                                                         437,325
                  -----------------------------------------------------------------------
      19,200   /2/Quantum Corp. - DLT & Storage Systems                                         $      296,400
                  -----------------------------------------------------------------------
       9,700   /2/Rational Software Corp.                                                              414,675
                  -----------------------------------------------------------------------
      10,400   /2/Siebel Systems, Inc.                                                               1,142,050
                  -----------------------------------------------------------------------
      10,137   /2/Sterling Commerce, Inc.                                                              237,586
                  -----------------------------------------------------------------------
       9,500   /2/Sterling Software, Inc.                                                              208,406
                  -----------------------------------------------------------------------
      11,360   /2/Storage Technology Corp.                                                             178,920
                  -----------------------------------------------------------------------
       4,100   /2/Structural Dynamics Research Corp.                                                    40,488
                  -----------------------------------------------------------------------
      13,100   /2/SunGuard Data Systems, Inc.                                                          320,131
                  -----------------------------------------------------------------------
       4,900   /2/Sykes Enterprises, Inc.                                                              151,288
                  -----------------------------------------------------------------------
       6,300   /2/Symantec Corp.                                                                       300,825
                  -----------------------------------------------------------------------
       8,100   /2/Synopsys, Inc.                                                                       504,731
                  -----------------------------------------------------------------------
      19,400   /2/Teradyne, Inc.                                                                       746,900
                  -----------------------------------------------------------------------
       3,700   /2/Transaction Systems Architects, Inc., Class A                                        113,775
                  -----------------------------------------------------------------------
      19,300   /2/Veritas Software Corp.                                                             2,081,988
                  -----------------------------------------------------------------------
      17,400   /2/Vitesse Semiconductor Corp.                                                          798,225
                  -----------------------------------------------------------------------
       7,000   /2/Waters Corp.                                                                         371,875
                  -----------------------------------------------------------------------
      17,900   /2/Xilinx, Inc.                                                                       1,407,388
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                             22,304,270

                  --------------------------------------------------------------------------------------------
                  Transportation_1.2%

       5,500      Airborne Freight Corp.                                                               118,250
                  -----------------------------------------------------------------------
       3,000   /2/Alaska Air Group, Inc.                                                               119,250
                  -----------------------------------------------------------------------
       4,900      Alexander & Baldwin, Inc.                                                            117,600
                  -----------------------------------------------------------------------
       2,800      Arnold Industries, Inc.                                                               28,088
                  -----------------------------------------------------------------------
       5,500      CNF Transportation, Inc.                                                             181,844
                  -----------------------------------------------------------------------
      11,050      Comair Holdings, Inc.                                                                255,013
                  -----------------------------------------------------------------------
       5,600      GATX Corp.                                                                           185,850
                  -----------------------------------------------------------------------
       4,100      Hunt (J.B.) Transportation Services, Inc.                                             52,788
                  -----------------------------------------------------------------------
       4,100      Overseas Shipholding Group, Inc.                                                      52,788
                  -----------------------------------------------------------------------
       7,400   /2/Swift Transportation Co., Inc.                                                       129,038
                  -----------------------------------------------------------------------
       5,800   /2/Wisconsin Central Transportation Corp.                                                80,475
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                              1,320,984

                  --------------------------------------------------------------------------------------------
                  Utilities_8.2%

       6,600      AGL Resources, Inc.                                                                  115,088
                  -----------------------------------------------------------------------
      13,300      Allegheny Energy, Inc.                                                               423,106
                  -----------------------------------------------------------------------
       8,900      Alliant Energy Corp.                                                                 241,969
                  -----------------------------------------------------------------------
      11,000      American Water Works Co., Inc.                                                       321,063
                  -----------------------------------------------------------------------
       2,400      Black Hills Corp.                                                             $       54,000
                  -----------------------------------------------------------------------
       3,700      CMP Group, Inc.                                                                       98,513
                  -----------------------------------------------------------------------
       2,600      Cleco Corp.                                                                           86,125
                  -----------------------------------------------------------------------
      10,600      Conectiv, Inc.                                                                       206,700
                  -----------------------------------------------------------------------
      18,100      DPL, Inc.                                                                            366,525
                  -----------------------------------------------------------------------
       8,600      DQE, Inc.                                                                            343,463
                  -----------------------------------------------------------------------
      13,300      Energy East Corp.                                                                    334,163
                  -----------------------------------------------------------------------
       3,700      Hawaiian Electric Industries, Inc.                                                   124,875
                  -----------------------------------------------------------------------
       4,300      Idacorp, Inc.                                                                        129,806
                  -----------------------------------------------------------------------
       8,000      Illinova Corp.                                                                       254,500
                  -----------------------------------------------------------------------
       3,366      Indiana Energy, Inc.                                                                  67,951
                  -----------------------------------------------------------------------
       9,800      Ipalco Enterprises, Inc.                                                             200,288
                  -----------------------------------------------------------------------
       7,100      Kansas City Power & Light Co.                                                        173,950
                  -----------------------------------------------------------------------
      16,300      KeySpan Corp.                                                                        458,438
                  -----------------------------------------------------------------------
      12,750      Kinder Morgan, Inc.                                                                  256,594
                  -----------------------------------------------------------------------
      14,800      LG&E Energy Corp.                                                                    325,600
                  -----------------------------------------------------------------------
       9,800      MCN Energy Group, Inc.                                                               239,488
                  -----------------------------------------------------------------------
       8,300      Minnesota Power, Inc.                                                                153,550
                  -----------------------------------------------------------------------
      12,600      Montana Power Co.                                                                    358,313
                  -----------------------------------------------------------------------
       4,400      National Fuel Gas Co.                                                                215,050
                  -----------------------------------------------------------------------
       6,700      New England Electric System                                                          348,819
                  -----------------------------------------------------------------------
      14,200      NiSource, Inc.                                                                       291,100
                  -----------------------------------------------------------------------
      14,900      Northeast Utilities Co.                                                              310,106
                  -----------------------------------------------------------------------
       8,900      OGE Energy Corp.                                                                     201,919
                  -----------------------------------------------------------------------
      13,500      Potomac Electric Power Co.                                                           370,406
                  -----------------------------------------------------------------------
       4,600      Public Service Co. of New Mexico                                                      82,225
                  -----------------------------------------------------------------------
       9,600      Puget Sound Energy, Inc.                                                             212,400
                  -----------------------------------------------------------------------
       9,400      Questar Corp.                                                                        169,200
                  -----------------------------------------------------------------------
      11,800      SCANA Corp.                                                                          293,525
                  -----------------------------------------------------------------------
       8,912      Sierra Pacific Resources                                                             200,520
                  -----------------------------------------------------------------------
      15,000      TECO Energy, Inc.                                                                    330,938
                  -----------------------------------------------------------------------
      10,600      Utilicorp United, Inc.                                                               229,225
                  -----------------------------------------------------------------------
       5,300      Washington Gas Light Co.                                                             144,094

Shares or
Principal

Amount                                                                                                  Value

----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS_continued/1/

                  Utilities_continued

      13,300      Wisconsin Energy Corp.                                                         $     297,588
                  --------------------------------------------------------------------------------------------
                  TOTAL                                                                              9,031,183

                  --------------------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $86,879,289)                                 97,386,380
                  --------------------------------------------------------------------------------------------
                  U.S. TREASURY_0.7%

 $   800,000   /3/United States Treasury Bill, 1/6/2000 (IDENTIFIED COST $793,253)                     793,280
                  --------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT_9.9%

  10,925,000   /4/ABN AMRO, Inc., 5.34%, dated 10/29/1999, due 11/1/1999 (AT AMORTIZEDCOST)         10,925,000
                  --------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $98,597,542)/5/                             $ 109,104,660

/1/ The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The underlying face amount, at value, of open Index futures contracts is $12,037,500 at October 31, 1999, which represents 10.9% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.4%.
/2/  Non-income producing security.

/3/ Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

/4/ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

/5/ The cost of investments for federal tax purposes amounts to $98,638,419. The net unrealized appreciation of investments on a federal tax basis amounts to $10,466,241 which is comprised of $22,377,298 appreciation and $11,911,057 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($110,099,653) at October 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999


Assets:

-------------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $98,597,542 and tax cost                                  $   109,104,660
 $98,638,419)
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                                           2,913

-------------------------------------------------------------------------------------------------------------
Income receivable                                                                                                             78,819

-------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                                              967,917

-------------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                                   182,374

-------------------------------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                                        259,785

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                                                                            110,596,468

------------------------------------------------------------------------------------------------------------------------------------
Liabilities:

-------------------------------------------------------------------------------------------
Payable for investments purchased                                                                   $  432,227
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                             34,425

-------------------------------------------------------------------------------------------
Accrued expenses                                                                                        30,163

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                                                                           496,815

------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                           $   110,099,653
------------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:

--------------------------------------------------------------------------------------------------------------
Paid in capital                                                                                                      $    83,877,415
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                                                          10,519,589
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                                        15,562,717
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                                                              139,932

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                                    $   110,099,653
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

--------------------------------------------------------------------------------------------------------------
$110,099,653 / 6,245,461 shares outstanding                                                                                   $17.63
------------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999


Investment Income:

-------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                               $ 1,066,615
-------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                    535,795

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME                                                                                                             1,602,410

-----------------------------------------------------------------------------------------------------------------------------------
Expenses:

---------------------------------------------------------------------------------------------------
Investment advisory fee                                                                                  $  404,006
---------------------------------------------------------------------------------------------------
Custodian fees                                                                                               15,432

---------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                                     28,769
---------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                                     4,877

---------------------------------------------------------------------------------------------------
Auditing fees                                                                                                14,745

---------------------------------------------------------------------------------------------------
Legal fees                                                                                                    2,716

---------------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                                    48,819

---------------------------------------------------------------------------------------------------
Shareholder services fee                                                                                    252,804

---------------------------------------------------------------------------------------------------
Share registration costs                                                                                     25,477

---------------------------------------------------------------------------------------------------
Printing and postage                                                                                         21,024

---------------------------------------------------------------------------------------------------
Insurance premiums                                                                                            1,557

---------------------------------------------------------------------------------------------------
Miscellaneous                                                                                                13,302

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                                             833,528

-----------------------------------------------------------------------------------------------------------------------------------
Waiver:

---------------------------------------------------------------------------------------------------
Waiver of shareholder services fee                                                                         (222,468)

-------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                                611,060

-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                       991,350

-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:

---------------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                                   21,373,554
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                                               (5,139,008)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts                                                    16,234,546
-----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                                        $  17,225,896
-----------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                               1999                   1998
-----------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

---------------------------------------------------------------------------------------
Operations:

---------------------------------------------------------------------------------------
Net investment income                                                                         $      991,350         $     920,297
---------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts ($20,587,552 and $9,366,731,               21,373,554             8,082,541
 respectively, as computed for federal tax purposes)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                        (5,139,008)           (4,576,948)
-----------------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                   17,225,896             4,425,890
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

---------------------------------------------------------------------------------------
Distributions from net investment income                                                            (903,582)             (969,014)
---------------------------------------------------------------------------------------
Distributions from net realized gain on investments and futures contracts                         (9,367,351)           (6,088,545)
-----------------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                               (10,270,933)           (7,057,559)
-----------------------------------------------------------------------------------------------------------------------------------
Share Transactions:

---------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                      65,142,694            81,315,222
---------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment ofdistributionsdeclared                6,592,684             4,352,710
---------------------------------------------------------------------------------------
Cost of shares redeemed                                                                          (52,220,271)          (73,280,883)
-----------------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                           19,515,107            12,387,049
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                                                                              26,470,070             9,755,380
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:

---------------------------------------------------------------------------------------
Beginning of period                                                                               83,629,583            73,874,203
-----------------------------------------------------------------------------------------------------------------------------------
End of period (including accumulated undistributed net investment income of

 $139,932 and $52,164, respectively)                                                          $  110,099,653         $  83,629,583
-----------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for equalization used for tax distributions. The following reclassifications have been made to the financial statements.


                      Increase (Decrease)

---------------------------------------------------------------
                                              Accumulated Net
                                                Realized Gain

                                               on Investments
                                                  and Futures

Paid In Capital                                     Contracts

---------------------------------------------------------------
$4,900,000                                        $(4,900,000)

---------------------------------------------------------------

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 1999, the Fund had realized gains on futures contracts of $1,863,636.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At October 31, 1999, the Fund had outstanding futures contracts as set forth below:


                      Contracts to

Expiration            Deliver/                           Unrealized
Date                  Receive              Position      Appreciation

----------------------------------------------------------------------
December 1999         60 S&P 400 Index     Long          $12,471
                      Futures

----------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


Year Ended October 31                                                                                  1999                1998
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                          3,819,553           4,760,000

-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                     419,466             268,514
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                     (3,052,195)         (4,273,514)
----------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                        1,186,824             755,000
----------------------------------------------------------------------------------------------------------------------------------

management FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub- advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1999, were as follows:



-------------------------------------------------------------
Purchases                                       $  44,993,429
-------------------------------------------------------------
Sales                                           $  36,241,075
-------------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mid-Cap Fund (one of the portfolios constituting Federated Index Trust) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid-Cap Fund of Federated Index Trust at October 31, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 16, 1999

NOTES

NOTES





A Statement of Additional Information (SAI) dated December 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI,

Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[Federated Logo]
WORLD-CLASS INVESTMENT MANAGER(SM)

Federated



Mid-Cap Fund



A Portfolio of Federated Index Trust



Federated Mid-Cap Fund



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E205


206304A (12/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

 [LOGO]
RECYCLED

 PAPER


DECEMBER 31, 1999



PROSPECTUS

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

Class C shares

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks
comprising the Russell 2000(R) Index (Index).     The Fund is neither affiliated
with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            7
How to Purchase Shares                                           7
How to Redeem and Exchange Shares                                9
Account and Share Information                                   11
Who Manages the Fund?                                           11
Financial Information                                           13
Report of Ernst & Young LLP, Independent Auditors               79

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE


DECEMBER 31, 1999





Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid- range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests at least 80% of its assets in the small capitalization common stocks comprising the Index.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 . Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

 . Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital they may be more likely to fail than larger companies.

 . Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.


The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

[chart goes here]

The bar chart shows the Fund's Class C Shares total return on a calendar year-end basis.

The total return displayed for the Fund does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (0.04%).

Within the period shown in the Chart, the Fund's Class C Shares highest quarterly return was 15.24% (quarter ended December 31, 1998). Its lowest quarterly return was (20.80%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's Class C Shares total returns averaged over a period of years relative to the Russell 2000 Index(R)2, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                 Class C         Russell
                                                 Shares         2000(R)

1 Year                                             (5.84%)        (2.55%)
Start of Performance1                              (4.32%)        (1.74%)



1 The Fund's Class C Shares start of performance date was November 10, 1997. 2 Russell 2000 Index(R) measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged and investments cannot be made in an index.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

federated MiNI-cap fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund's Class C Shares.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                               0.50%
Distribution (12b-1) Fee                                                                                                     0.75%
Shareholder Services Fee                                                                                                     0.25%
Other Expenses                                                                                                               0.31%
Total Annual Fund Operating Expenses                                                                                         1.81%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




Class C Shares              1 Year       3 Years        5 Years         10 Years
Expenses assuming              $284           $569           $980            $2,127
 redemption

Expenses assuming no           $184           $569           $980            $2,127
 redemption

What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the Index was $2 million to $27.9 billion. As of the same date, the weighted median market capitalization of the Fund was $610 million.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as
necessary for the Fund's operations.     What are the Principal Securities in
Which the Fund Invests?

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.



Common Stocks



Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly
influence the value of its common stock.      Stock Index Futures     Stock
index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a
short position. Futures are considered to be commodity contracts.      What are
the Specific Risks of Investing in the Fund?

Stock Market Risks



The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risks



Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market).

  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                        Maximum Sales Charge
                       Minimum
                       Initial/                                     Contingent
                       Subsequent       Front-End                   Deferred
                       Investment       Sales                       Sales

Shares Offered         Amounts/1/       Charge                      Charge/2/
Class C                 $1,500/$100     None                            1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.



2  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU REDEEM



Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.





You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount;
    . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund); . purchased through investment professionals who did not receive
advanced sales payments;      . if, after you purchase Shares, you become
disabled as defined by the IRS; . if the Fund redeems your Shares and closes
your account for not meeting the minimum balance requirement;     . if your
redemption is a required retirement plan distribution; or . upon the death of
the last surviving shareholder of the account.      If your redemption
qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not
notified, the CDSC will apply.     To keep the sales charge as low as possible,
the Fund redeems your Shares in this order: . Shares that are not subject to a CDSC; and . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?



The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Rule 12b-1 Plan

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the
instructions in the sections "By Wire" or "By Check."     In order to maximize
the Fund's ability to track the Index, investors are urged to transmit purchase
requests prior to 2:00 p.m. (Eastern time).      DIRECTLY FROM THE FUND .
Establish your account with the Fund by submitting a completed New Account Form;
and . Send your payment to the Fund by Federal Reserve wire or check.     You
will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:



 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed or exchanged;

 .  signatures of all shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days;



 .  a redemption is payable to someone other than the shareholder(s) of record;
or
 .  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or . wire payment to your account at a domestic commercial bank that
is a Federal Reserve System member.     Redemption in Kind      Although the
Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



EXCHANGE PRIVILEGE



You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that
shareholder from purchasing other Federated Funds.      SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including
dividends and capital gains paid.      DIVIDENDS AND CAPITAL GAINS     The Fund
declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your
federal, state, and local tax liability.      Who Manages the Fund?     The
Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 1999, placed approximately $56.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non- financial institution clients invest. In total, the Sub- Manager manages 67 commingled/common trust funds. Northern Trust Corporation is a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1999, total assets of Northern Trust Corporation were $30 billion and trust assets under administration were $1.383 trillion.

  The Manager and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Management Fees

The Manager receives an annual management fee equal to 0.50% of the Fund's average daily net assets. The Manager may waive a portion of its fee or
reimburse the Fund for certain operating expenses.      Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 79.



Period Ended October 31                                                                   1999                     1998/1/
Net Asset Value, Beginning of Period                                                    $13.00                    $ 16.75

Income from Investment Operations:

Net investment income/2/                                                                  0.00                       0.00
Net realized and unrealized gain (loss) on investments and futures contracts              1.42                      (2.25)
 TOTAL FROM INVESTMENT OPERATIONS                                                         1.42                      (2.25)
Less Distributions:
Distributions from net investment income                                                 (0.01)                     (0.04)
Distributions from net realized gain on investments and futures contracts                (0.82)                     (1.46)
 TOTAL DISTRIBUTIONS                                                                     (0.83)                     (1.50)
Net Asset Value, End of Period                                                          $13.59                    $ 13.00
Total return/3/                                                                          11.44%                    (14.47%)

Ratios to Average Net Assets:

                                                                                          1.81%                      1.72%/4/

Expenses

Net investment income (net operating loss)                                               (0.09   %)                  0.00%/4/
Supplemental Data:
Net assets, end of period (000 omitted)                                                 $4,252                    $ 1,101
Portfolio turnover                                                                          47%                        48%



1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount of net investment income per share does not round to $0.01. 3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
4  Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements


PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1999


Shares                                                                                     Value
                COMMON STOCKS--86.1%/1/

                Basic Materials--4.8%

    1,500    /2/ACX Technologies, Inc.                                                 $     11,719
      800    /2/AFC Cable Systems, Inc.                                                      30,100
    4,200       ASARCO, Inc.                                                                123,900
    1,800    /2/ATMI, Inc.                                                                   48,487
    6,700    /2/Airgas, Inc.                                                                 63,650
    2,635       Albemarle Corp.                                                              46,771
    1,500    /2/Alpine Group, Inc.                                                           19,781
    1,650       American Business Products, Inc.                                             21,553
      500       American Woodmark Corp.                                                      11,125
    2,300       Arch Chemicals, Inc.                                                         33,925
    1,800       Arch Coal, Inc.                                                              20,137
   13,600       Battle Mountain Gold Co.                                                     36,550
   13,906    /2/Bethlehem Steel Corp.                                                        96,473
    1,300    /2/Boise Cascade Office Products Corp.                                          13,325
    2,700    /2/Buckeye Technologies, Inc.                                                   40,837
      700    /2/Bush Boake Allen, Inc.                                                       16,362
   12,560       CK Witco Corp.                                                              117,750
    2,400       CONSOL Energy, Inc.                                                          27,900
      700    /2/CSS Industries, Inc.                                                         15,619
    3,700    /2/Cadiz, Inc.                                                                  30,987
    3,600       Calgon Carbon Corp.                                                          25,200
    2,500       Cambrex Corp.                                                                75,625
    2,700       Caraustar Industries, Inc.                                                   65,137
      500       Carbo Ceramics, Inc.                                                         13,000
    2,000       Carpenter Technology Corp.                                                   48,750
    1,200       Castle (A.M.) & Co.                                                          14,850
      900       Centex Construction Products, Inc.                                           32,006
    2,000       ChemFirst, Inc.                                                              53,750
    2,300       Chesapeake Corp.                                                             69,000
    1,100    /2/Citation Corp.                                                               18,081
    1,200       Cleveland Cliffs, Inc.                                                       35,850
    1,400       Commercial Metals Corp.                                                      45,675
    4,000       Corn Products International, Inc.                                           130,250
      500       Curtiss Wright Corp.                                                         18,125
    4,600    /2/Cytec Industries, Inc.                                                      118,737
    1,800    /2/Daisytek International Corp.                                                 29,925
    4,100       Delta & Pine Land Co.                                                       119,925
    1,300       Deltic Timber Corp.                                                          29,169
    2,500       Dexter Corp.                                                                 87,656
    4,750       Dimon, Inc.                                                                  16,625
    2,800    /2/Earthshell Corp.                                                              9,625
    2,000    /2/Embrace Systems Corp.                                                         3,500
    6,600       Ethyl Corp.                                                                  27,225
    3,700       Ferro Corp.                                                                  75,387
    2,000       Florida Rock Industries, Inc.                                                67,500
    1,400       Fuller (H.B.) Co.                                                            76,650
    5,700    /2/Gaylord Container Corp.                                                      32,062
    1,600       Gentek, Inc.                                                                 14,100
    2,200       Geon Co.                                                                     57,750
    3,300       Georgia Gulf Corp.                                                           71,156
      900    /2/Giant Cement Holding, Inc.                                                   17,212
      800       Gibraltar Steel Corp.                                                        19,550
    2,700       Glatfelter (P.H.) Co.                                                        39,487
    7,000    /2/Grace (W.R.) & Co.                                                          104,562
    1,400       Greif Brothers Corp., Class A                                                39,900
    5,300       Hanna (M.A.) Co.                                                             56,644
    2,400    /2/Hines Horticulture, Inc.                                                     21,000
    1,600       Imco Recycling, Inc.                                                         23,400
    2,600    /2/International Fibercom, Inc.                                                 15,600
    1,600       International Specialty Products, Inc.                                       12,100
   10,600       LTV Corp.                                                                    38,425
    2,450       Lilly Industries, Inc., Class A                                              32,922
    2,400    /2/Lone Star Technologies, Inc.                                                 50,250
    5,500       Longview Fibre Co.                                                           62,562
    1,600       MacDermid, Inc.                                                              54,200
    4,100    /2/Mail-Well, Inc.                                                              54,837
    1,600       Matthews International Corp., Class A                                        40,200
    1,600    /2/Maverick Tube Corp.                                                          29,600
      500    /2/Maxxam, Inc.                                                                 22,687
    1,500    /2/McMoRan Exploration Co.                                                      33,562
    1,000    /2/Miami Computer Supply Corp.                                                  21,625
    2,000       Minerals Technologies, Inc.                                                  86,250
    2,769       Mississippi Chemical Corp.                                                   15,403
    2,300       NL Industries, Inc.                                                          26,594
    2,200       National Steel Corp., Class B                                                13,200
    1,000    /2/Nortek, Inc.                                                                 30,625
    2,550       OM Group, Inc.                                                               95,625
    1,300    /2/Octel Corp.                                                                  15,925
    4,400       Olin Corp.                                                                   60,775
    3,600    /2/Omnova Solutions, Inc.                                                       25,200
      300    /2/Optical Cable Corp.                                                           3,712
    2,700       Oregon Steel Mills                                                           22,781
    1,093       Phelps Dodge Corp.                                                           61,618
    3,100    /2/Playtex Products, Inc.                                                       37,200
    2,800       Potlatch Corp.                                                              118,125
    1,500       Quanex Corp.                                                                 32,531
    3,000       Rayonier, Inc.                                                              123,000
    1,000       Republic Group, Inc.                                                         17,250
    1,350       Rock-Tenn Co.                                                                20,587
      900       Rouge Industries, Inc., Class A                                               5,062
    3,300       Schulman (A.), Inc.                                                          51,356
    2,250    /2/Shorewood Packaging Corp.                                                    28,547
    2,700       Southern Peru Copper Corp.                                                   43,875
    4,500    /2/Steel Dynamics, Inc.                                                         61,594
    3,650    /2/Stillwater Mining Co.                                                        73,456
    2,200       Texas Industries, Inc.                                                       78,787
      500    /2/Trex Co. Inc.                                                                11,844
    4,800    /2/UCAR International, Inc.                                                     93,900
   10,600       USEC, Inc.                                                                   96,062
    3,500       Universal Corp.                                                              82,250
      900       Valhi, Inc.                                                                   9,731
    2,200    /2/Veterinary Centers of America                                                25,850
    4,600    /2/Walter Industries, Inc.                                                      54,050
    5,615       Wausau-Mosinee Paper Corp.                                                   70,889
    8,100       Worthington Industries, Inc.                                                134,662
                TOTAL                                                                     4,827,883
                Capital Goods--8.2%

    1,000    /2/A.S.V., Inc.                                                                 15,562
    2,950       AAR Corp.                                                                    49,228
    2,000    /2/ABC Rail Products Corp.                                                      21,500
      400       AEP Industries, Inc.                                                         12,800
    6,300       AGCO Corp.                                                                   67,725
    2,650       AMCOL International Corp.                                                    32,462
    3,400       AMETEK, Inc.                                                                 67,150
    1,000    /2/Aavid Thermal Technologies                                                   22,500
    1,000    /2/Advanced Energy Industries, Inc.                                             41,125
    1,968       Albany International Corp., Class A                                          29,889
    1,100    /2/Alliant Techsystems, Inc.                                                    67,650
      700    /2/Alltrista Corp.                                                              16,056
    1,700    /2/Amphenol Corp., Class A                                                     100,512
    4,160       Applied Power, Inc., Class A                                                120,900
    3,300       Aptargroup, Inc.                                                             88,687
    1,100    /2/Arguss Holdings, Inc.                                                        16,225
    3,497    /2/Artesyn Technologies, Inc.                                                   69,066
    1,600    /2/Astec Industries, Inc.                                                       37,500
    1,900       Aviall, Inc.                                                                 16,981
    1,100    /2/Aviation Sales Co.                                                           19,112
    2,500    /2/BE Aerospace, Inc.                                                           25,156
    2,900       BMC Industries, Inc.                                                         16,856
    3,513       Baldor Electric Co.                                                          68,284
    1,900       Barnes Group, Inc.                                                           38,594
    2,600       Belden, Inc.                                                                 47,775
    1,400    /2/Benchmark Electronics, Inc.                                                  22,400
    2,000    /2/Black Box Corp.                                                             101,500
      101    /2/Blount International, Inc.                                                    1,483
    2,200       Brady (W.H.) Co.                                                             63,800
    1,700       Brush Wellman, Inc.                                                          22,525
      600       Butler Manufacturing Co.                                                     14,812
    1,400       C&D Technologies, Inc.                                                       44,975
    1,000    /2/C-COR Electronics, Inc.                                                      39,250
      900    /2/CIRCOR International, Inc.                                                    8,550
    2,500       CLARCOR, Inc.                                                                42,656
    2,000       CMI Corp.                                                                    13,750
    2,968       CTS Corp.                                                                   167,877
    1,000    /2/Casella Waste Systems, Inc.                                                  13,437
    1,750       Chart Industries, Inc.                                                        8,641
    3,000    /2/Checkpoint System, Inc.                                                      22,500
    3,600    /2/Cognex Corp.                                                                107,775
    1,600    /2/Coinstar, Inc.                                                               12,200
    1,100    /2/Coleman Co., Inc.                                                             9,969
    1,300       Columbus McKinnon Corp.                                                      15,681
    2,900    /2/Comfort Systems USA, Inc.                                                    21,025
    1,400       Commercial Intertech Corp.                                                   17,762
      600       Cubic Corp.                                                                  12,600
    1,700    /2/Cuno, Inc.                                                                   34,000
    3,100    /2/DII Group, Inc.                                                             111,600
    2,300    /2/Delco-Remy International, Inc.                                               20,269
      900       Detroit Diesel Corp.                                                         16,369
    2,400    /2/Dionex Corp.                                                                106,650
    4,300       Donaldson Company, Inc.                                                      99,975
      500    /2/Dupont Photomasks, Inc.                                                      24,750
    2,650    /2/Dycom Industries, Inc.                                                       86,291
    1,400    /2/Electro Scientific Industries, Inc.                                          75,600
      900    /2/Emcor Group, Inc.                                                            16,875
    1,800    /2/Esterline Technologies Corp.                                                 24,750
    2,000       Exide Corp.                                                                  17,750
    2,588    /2/Fairchild Corp., Class A                                                     21,027
    4,800       Federal Signal Corp.                                                         90,300
    4,300       Fisher Scientific International, Inc.                                       106,694
    3,978       Flowserve Corp.                                                              67,129
    4,300       Foster Wheeler Corp.                                                         48,375
      500       Franklin Electronics, Inc.                                                   36,062
    2,000       Furon Co.                                                                    51,875
    1,350    /2/Gardner Denver, Inc.                                                         16,284
    3,600       GenCorp, Inc.                                                                40,950
      600       General Binding Corp.                                                         8,850
    3,450       General Cable Corp.                                                          25,444
    1,300    /2/Genlyte Group, Inc.                                                          29,006
      700    /2/Global Imaging Systems, Inc.                                                  9,669
    2,400    /2/Global Industrial Technologies, Inc.                                         29,400
    1,512       Graco, Inc.                                                                  50,652
    1,975       Granite Construction, Inc.                                                   40,858
    3,200    /2/Griffon Corp.                                                                23,600
    3,200    /2/Group Maintenance America Corp.                                              30,800
    1,400    /2/HADCO Corp.                                                                  51,450
    3,100    /2/Halter Marine Group, Inc.                                                    16,856
    1,720       Harman International Industries, Inc.                                        70,305
    1,000       Harmon Industries, Inc.                                                      13,250
    4,400       Harnischfeger Industries, Inc.                                                4,950
    4,400       Harsco Corp.                                                                129,525
      500       Heico Corp.                                                                   8,719
    5,400       Hussmann International, Inc.                                                 86,400
    1,300    /2/Hypercom Corp.                                                               10,400
    3,100       IDEX Corp.                                                                   76,337
    2,200    /2/Insituform Technologies, Inc., Class A                                       52,662
    3,000    /2/Integrated Electrical Services                                               32,625
    1,700    /2/Ionics, Inc.                                                                 50,150
    4,700       JLG Industries, Inc.                                                         60,219
      500    /2/JLK Direct Distribution, Inc., Class A                                        4,125
    2,300    /2/Jacobs Engineering Group, Inc.                                               81,650
    3,100    /2/Kaiser Aluminum Corp.                                                        19,956
    2,400       Kaman Corp., Class A                                                         26,400
    3,400       Kaydon Corp.                                                                 84,362
    1,300    /2/Kellstrom Industries, Inc.                                                   10,725
    4,100    /2/Kemet Corp.                                                                 131,072
    3,000       Kennametal, Inc.                                                             86,250
    3,400       Kimball International, Inc., Class B                                         54,400
    1,400    /2/Knoll, Inc.                                                                  38,675
    1,100       LSI Industries, Inc.                                                         26,469
      600       Lawson Products, Inc.                                                        13,650
    4,000       Lincoln Electric Holdings                                                    89,500
    1,350       Lindsay Manufacturing Co.                                                    27,422
    2,100    /2/Littlelfuse, Inc.                                                            46,725
    1,700    /2/Lydall, Inc.                                                                 12,537
      400    /2/MOOG, Inc., Class A                                                           9,600
    2,900    /2/MSC Industrial Direct Co.                                                    27,731
    2,800    /2/Magnetek, Inc.                                                               19,250
    2,775       Manitowoc, Inc.                                                              82,903
    2,150    /2/Mastec, Inc.                                                                 70,412
      300    /2/Mestek, Inc.                                                                  5,869
    3,200    /2/Metals USA, Inc.                                                             23,800
    4,100    /2/Mettler Toledo International, Inc., ADR                                     122,231
    4,000       Milacron, Inc.                                                               65,750
    4,200    /2/Miller Industries, Inc.                                                      10,237
    3,400    /2/Morrison Knudsen Corp.                                                       31,025
    3,800    /2/Mueller Industries, Inc.                                                    121,362
    1,585       Myers Industries, Inc.                                                       22,289
      729       NACCO Industries, Inc., Class A                                              33,807
    1,400       New England Business Service, Inc.                                           36,400
    7,360    /2/Newpark Resources, Inc.                                                      47,380
    3,500       Newport News Shipbuilding, Inc.                                             106,313
    1,500    /2/Nichols Research Corp.                                                       42,844
    1,500       Nordson Corp.                                                                66,469
    1,800    /2/Oak Industries, Inc.                                                         73,800
    4,000    /2/Orbital Sciences Corp.                                                       59,000
      400    /2/PEC Israel Economic Corp.                                                    14,450
    1,000       Park Electrochemical Corp.                                                   34,875
      700    /2/Parkervision, Inc.                                                           15,925
    4,496    /2/Paxar Corp.                                                                  41,869
      500       Pitt-DesMoines, Inc.                                                         11,312
    1,600    /2/Plexus Corp.                                                                 42,400
    1,200    /2/Power-One, Inc.                                                              24,000
    2,600       Precision Castparts Corp.                                                    76,700
    2,900    /2/Presstek, Inc.                                                               23,381
      900       Primex Technologies, Inc.                                                    20,700
    3,300    /2/Quanta Services, Inc.                                                        91,987
    1,600       RTI International Metals                                                     11,600
    1,200    /2/Racing Champions Corp.                                                        5,925
    2,900    /2/Rayovac Corp.                                                                72,137
    2,200       Regal Beloit Corp.                                                           47,850
    2,025       Reliance Steel & Aluminum Co.                                                42,525
      800       Robbins & Myers, Inc.                                                        12,950
      800    /2/Rogers Corp.                                                                 29,000
    3,200       Roper Industries, Inc.                                                       98,800
    1,411       Ryerson Tull, Inc.                                                           28,925
    1,550    /2/SLI, Inc.                                                                    16,662
    1,400    /2/SPS Technologies, Inc.                                                       43,400
    1,300       Sauer, Inc., ADR                                                             16,819
    1,600       Scott Technologies, Inc.                                                     30,400
    7,300       Sensormatic Electronics Corp.                                               110,412
    1,100    /2/Sequa Corp., Class A                                                         54,175
    1,200    /2/Silgan Holdings, Inc.                                                        18,450
    2,200       Smith (A.O.) Corp.                                                           53,350
    1,600       Spartech Corp.                                                               45,800
    1,300    /2/Specialty Equipment Cos., Inc.                                               27,137
    1,400       Standard Register                                                            30,625
    1,200       Standex International Corp.                                                  24,825
    1,400    /2/Stericycle, Inc.                                                             21,875
    3,000       Stewart & Stevenson Services                                                 39,750
    1,000       Stone & Webster, Inc.                                                        15,500
    1,300    /2/Stoneridge, Inc.                                                             20,150
    1,037       Superior Telecom, Inc.                                                       16,138
    1,200       Technitrol, Inc.                                                             43,650
    1,000       Tennant Co.                                                                  33,000
    2,200    /2/Terex Corp.                                                                  58,162
    2,400    /2/The IT Group, Inc.                                                           23,700
    1,800    /2/Thermedics, Inc.                                                              9,562
      600    /2/Thermo Fibertek, Inc.                                                         4,237
    1,700       Thomas Industries, Inc.                                                      30,387
    5,400       Timken Co.                                                                   96,862
    1,700       Titan International, Inc.                                                    12,219
    1,900       Titanium Metals Corp.                                                        11,400
    2,100       Tredegar Industries, Inc.                                                    46,069
    4,300       Trinity Industries, Inc.                                                    128,194
    1,200    /2/Triumph Group, Inc.                                                          28,875
    1,000    /2/U.S. Can Corp.                                                               19,500
    1,400    /2/U.S. Liquids, Inc.                                                            9,362
    2,400    /2/U.S. Plastic Lumber Corp.                                                    33,750
    1,300       URS Corp.                                                                    23,400
    3,400    /2/United Stationers, Inc.                                                      86,700
    2,200    /2/Valence Technology, Inc.                                                     11,000
    1,900       Valmont Industries, Inc.                                                     33,012
    2,000    /2/Vicor Corp.                                                                  55,500
      616       Virco Manufacturing Corp.                                                     9,163
    2,400    /2/WMS Industries, Inc.                                                         32,550
    2,250       Wabash National Corp.                                                        35,719
    4,100       Wallace Computer Services, Inc.                                              90,712
    1,400    /2/Waste Connections, Inc.                                                      21,612
      300    /2/Waste Industries, Inc.                                                        3,675
    1,800       Watsco, Inc.                                                                 18,225
    1,800       Watts Industries, Inc., Class A                                              24,637
    1,323       West Pharmaceutical Services, Inc.                                           45,726
    1,500    /2/Wolverine Tube, Inc.                                                         20,625
    1,000       Woodward Governor Co.                                                        26,500
    2,400    /2/Wyman Gordon Co.                                                             47,250
    1,600       ZixIt Corp.                                                                  63,600
    1,000    /2/Zomax Optical Media, Inc.                                                    27,875
                TOTAL                                                                     8,351,744
                Communication Services--1.9%

    1,600    /2/Adelphia Business Solutions, Inc.                                            45,400
    1,300    /2/Advanced Communications Group, Inc.                                           7,800
    2,500    /2/Advanced Radio Telecom Corp.                                                 27,344
    1,300    /2/Aerial Communications, Inc.                                                  55,250
    1,400       CFW Communications Co.                                                       31,850
    1,000       CT Communications, Inc.                                                      48,125
    3,100    /2/CapRock Communications Corp.                                                 89,319
    2,400    /2/CommNet Cellular, Inc.                                                       75,750
    1,033    /2/Commonwealth Telephone Enterprises, Inc.                                     55,265
      700    /2/Destia Communications, Inc.                                                   9,800
    5,300    /2/E.Spire Communications, Inc.                                                 38,094
    3,900    /2/General Communications, Inc., Class A                                        19,012
    4,900    /2/ICG Communications, Inc.                                                     80,237
    2,100    /2/IDT Corp.                                                                    48,037
    4,500    /2/ITC DeltaCom, Inc.                                                          108,000
    3,100    /2/IXC Communications, Inc.                                                    133,881
    4,900    /2/Intermedia Communications, Inc.                                             127,400
    1,800    /2/MGC Communications, Inc.                                                     49,500
    1,600       North Pittsburgh Systems, Inc.                                               25,600
      500    /2/NorthEast Optic Network, Inc.                                                18,187
    3,300    /2/Omnipoint Corp.                                                             272,662
    1,500    /2/Pacific Gateway Exchange, Inc.                                               34,125
    3,900    /2/PageMart Wireless, Inc., Class A                                             21,694
   10,000    /2/Paging Network, Inc.                                                          9,375
    2,400    /2/Powertel, Inc.                                                              141,300
    1,500    /2/Powerwave Technologies, Inc.                                                 97,594
    3,150    /2/Price Communications Corp.                                                   68,512
    2,400    /2/Primus Telecommunications Group, Inc.                                        53,100
    3,900    /2/Star Telecommunications, Inc.                                                29,737
    4,000    /2/Talk.com, Inc.                                                               63,750
      220       Talk.com, Inc., Rights                                                            0
    1,100    /2/US LEC Corp., Class A                                                        30,456
    1,200    /2/Viatel, Inc.                                                                 40,050
      800    /2/WorldPort Communications, Inc.                                                  624
                TOTAL                                                                     1,956,830
                Consumer Cyclicals--12.4%

      993    /2/99 Cents Only Stores                                                         29,666
    2,000    /2/ADVO, Inc.                                                                   35,375
      900    /2/AMERCO                                                                       26,494
    1,900       Aaron Rents, Inc.                                                            30,044
    1,100       Ackerley Communications, Inc.                                                18,356
    1,600    /2/Action Performance Cos., Inc.                                                32,550
      500    /2/AdForce, Inc.                                                                13,812
    2,200    /2/Aftermarket Technology Co.                                                   20,762
    4,300    /2/AgriBioTech, Inc.                                                            13,706
    2,300    /2/Alterra Healthcare Corp.                                                     13,512
      900    /2/American Axle & Manufacturing Holdings, Inc.                                 12,544
    1,800    /2/American Retirement Corp.                                                     8,887
    3,100    /2/Ames Department Stores, Inc.                                                 98,231
      800    /2/Anchor Gaming                                                                48,800
    1,900    /2/Ann Taylor Stores Corp.                                                      80,869
      350       Anthony & Sylvan Pools Corp.                                                  2,231
    3,000       Apogee Enterprises, Inc.                                                     18,937
    1,000    /2/Applied Analytical Industries, Inc.                                          13,125
    1,740    /2/Applied Graphics Technologies, Inc.                                          12,397
    2,325       Applied Industrial Technologies, Inc.                                        36,619
    1,950       Arctic Cat, Inc.                                                             18,525
    2,100    /2/Argosy Gaming Corp.                                                          25,987
    2,700       Arvin Industries, Inc.                                                       76,950
    2,000    /2/Assisted Living Concepts, Inc.                                                2,250
    2,400       Authentic Fitness Corp.                                                      46,650
    2,300    /2/Avis Rent A Car, Inc.                                                        41,112
    4,400    /2/Aztar Corp.                                                                  42,625
    2,500    /2/Bally Total Fitness Holding Corp.                                            60,156
    1,300       Bandag, Inc.                                                                 32,500
    2,700    /2/Barnesandnoble.com, Inc.                                                     49,612
    1,300       Bassett Furniture Industries, Inc.                                           23,400
      300    /2/Berlitz International, Inc.                                                   6,000
    2,100    /2/Beyond.com Corp.                                                             19,425
    3,200    /2/Boca Resorts, Inc., Class A                                                  31,000
    3,900    /2/Bombay Co., Inc.                                                             16,087
    8,300    /2/Borders Group, Inc.                                                         107,900
    3,800    /2/Boyd Gaming Corp.                                                            24,700
    1,300    /2/Bright Horizons Family Solutions, Inc.                                       19,094
    1,900       Brown Shoe Co., Inc.                                                         33,844
      900    /2/Buckle, Inc.                                                                 14,850
    2,700    /2/Budget Group, Inc., Class A                                                  18,900
    1,940       Burlington Coat Factory Warehouse                                            33,222
    5,600    /2/Burlington Industries, Inc.                                                  20,650
    1,400    /2/Burns International Services Corp.                                           14,087
    1,000       Bush Industries, Inc., Class A                                               14,562
    2,200    /2/CB Richard Ellis Services                                                    27,087
    1,645    /2/CDnow, Inc.                                                                  22,310
    1,300    /2/CORT Business Services Corp.                                                 26,406
      850       CPI Corp.                                                                    21,728
    2,000    /2/CSK Auto Corp.                                                               35,750
    8,000       Callaway Golf Co.                                                           107,500
    1,200    /2/Capital Senior Living Corp.                                                   6,150
    1,100    /2/CareMatrix Corp.                                                              2,200
      800    /2/Career Education Corp.                                                       17,600
      500    /2/Careerbuilder, Inc.                                                           3,625
    1,200    /2/Carriage Services, Inc.                                                       8,175
    5,600       Casey's General Stores, Inc.                                                 72,100
    1,400    /2/Castle & Cooke, Inc.                                                         19,425
    1,600       Cato Corp., Class A                                                          18,400
    4,600    /2/CellNet Data Systems, Inc.                                                    7,762
    2,600    /2/Central Garden & Pet Co.                                                     18,850
    1,050       Central Parking Corp.                                                        28,153
    2,800    /2/Cerner Corp.                                                                 41,825
    4,372    /2/Champion Enterprises, Inc.                                                   39,894
    1,000    /2/Championship Auto Racing Teams, Inc.                                         22,937
      800    /2/Charles River Associates, Inc.                                               20,200
   10,500    /2/Charming Shoppes, Inc.                                                       52,172
    1,000       Chemed Corp.                                                                 29,937
      700    /2/Chicos Fas, Inc.                                                             21,962
    1,800    /2/Children's Place Retail Stores, Inc.                                         46,912
    5,900    /2/Choice Hotels International, Inc.                                            88,500
      700       Churchill Downs, Inc.                                                        18,200
    1,800       Coachmen Industries, Inc.                                                    26,437
      300    /2/Coldwater Creek, Inc.                                                         7,237
    6,600    /2/Collins & Aikman Corp.                                                       39,187
      900    /2/Columbia Sportswear Co.                                                      18,225
    9,700    /2/CompUSA, Inc.                                                                55,169
      200    /2/CompX International, Inc.                                                     3,700
    1,900    /2/Copart, Inc.                                                                 43,700
      500    /2/Corinthian Colleges, Inc.                                                     9,750
    1,000    /2/Cornell Corrections, Inc.                                                    12,937
      900    /2/Corporate Executive Board Co.                                                33,975
    2,100    /2/Cost Plus, Inc.                                                              76,650
      500    /2/Creative Computers, Inc.                                                      3,062
      500    /2/Creditrust Corp.                                                              8,906
    2,000    /2/Crestline Capital Corp.                                                      44,500
      800    /2/Crossmann Communities, Inc.                                                  13,400
    1,500    /2/Cyberian Outpost, Inc.                                                       12,469
    5,354       D. R. Horton, Inc.                                                           63,244
    5,700    /2/Dal-Tile International, Inc.                                                 53,081
    1,700    /2/Dan River, Inc., Class A                                                      9,031
      900    /2/David's Bridal, Inc.                                                          8,944
      400       Deb Shops, Inc.                                                               8,400
      700    /2/Delia's, Inc.                                                                 4,375
    1,900    /2/Department 56, Inc.                                                          36,100
      800    /2/Diamond Technology Partners, Class A                                         51,700
      900    /2/Direct Focus, Inc.                                                           20,587
    1,000    /2/Discount Auto Parts, Inc.                                                    14,250
    2,600    /2/Dollar Thrifty Automotive Group                                              43,875
    1,400    /2/Donna Karan International, Inc.                                              11,725
      448    /2/DoubleClick, Inc.                                                            62,720
    1,400       Dover Downs Entertainment                                                    22,225
    1,700    /2/Dress Barn, Inc.                                                             30,228
      500       Duff & Phelps Credit Rating                                                  37,500
    1,600    /2/Dura Automotive Systems, Inc.                                                30,000
    2,000    /2/Education Management Corp.                                                   19,000
    2,400    /2/Egghead.com, Inc.                                                            22,350
    2,100       Elcor Corp.                                                                  51,712
    1,500    /2/Electro Rent Corp.                                                           18,000
      500    /2/Electronics Boutique PLC                                                     10,187
    1,600       Enesco Group, Inc.                                                           20,200
    4,300       Ethan Allen Interiors, Inc.                                                 152,919
    6,700    /2/Executone Information Systems, Inc.                                          18,216
    7,600    /2/Extended Stay America, Inc.                                                  63,175
    1,200    /2/F.Y.I., Inc.                                                                 39,600
    1,300    /2/Factory 2-U Stores, Inc.                                                     33,150
    4,700    /2/Fairfield Communities, Inc.                                                  57,575
    2,250    /2/Family Golf Centers, Inc.                                                     3,656
      300    /2/Fatbrain.com, Inc.                                                            5,400
    3,200       Fedders Corp.                                                                19,800
      500    /2/Fidelity Holding, Inc.                                                        7,062
    1,800    /2/Finish Line, Inc., Class A                                                   12,431
    3,500       Fleetwood Enterprises, Inc.                                                  76,344
    2,300    /2/Footstar, Inc.                                                               80,500
    1,700       Forest City Enterprises, Inc., Class A                                       42,500
      300    /2/Forrester Research, Inc.                                                     14,287
    1,425    /2/Fossil, Inc.                                                                 39,366
    2,200    /2/Franklin Covey Co.                                                           17,737
    5,200    /2/Furniture Brands International, Inc.                                        100,750
    2,050       G & K Services, Inc., Class A                                                77,003
    2,400    /2/Genesco, Inc.                                                                31,800
    2,600    /2/Getty Images, Inc.                                                           80,112
      800       Getty Realty Holding Corp.                                                    9,900
      400    /2/Global Sports, Inc.                                                           8,750
    2,000    /2/Goody's Family Clothing, Inc.                                                20,250
      100       Grey Advertising, Inc.                                                       36,100
    1,600    /2/Group 1 Automotive, Inc.                                                     26,800
    4,000    /2/Gtech Holdings Corp.                                                         80,500
      800    /2/Guess ?, Inc.                                                                10,400
    1,700       Guilford Mills, Inc.                                                         14,981
    2,100    /2/Guitar Center, Inc.                                                          19,162
    2,300    /2/Gymboree Corp.                                                               14,806
    4,350    /2/HA-LO Industries, Inc.                                                       21,206
    3,000       Handleman Co.                                                                48,375
    3,000    /2/Hanover Compressor Co.                                                      111,000
   12,600    /2/Hanover Direct, Inc.                                                         33,862
    2,000       Haverty Furniture Cos., Inc.                                                 27,500
    1,900    /2/Hayes Lemmerz International, Inc.                                            41,087
    1,400    /2/Heidrick & Struggles International, Inc.                                     32,200
    6,400       Heilig-Meyers Co.                                                            28,000
    1,609    /2/Hexcel Corporation                                                            8,648
    2,500    /2/Hollywood Park, Inc.                                                         43,281
    3,600    /2/Homebase, Inc.                                                               13,725
    2,500       Hughes Supply, Inc.                                                          54,219
      300    /2/IDG Books Worldwide, Inc., Class A                                            5,362
    1,575    /2/ITT Educational Services, Inc.                                               31,106
    1,100    /2/Igen, Inc.                                                                   27,087
    2,350    /2/InfoUSA, Inc.                                                                12,998
      500    /2/Information Holdings, Inc.                                                    9,000
    3,000    /2/Information Resources, Inc.                                                  31,875
    2,175    /2/Insight Enterprises, Inc.                                                    81,291
    1,966    /2/Insignia Financial Group, Inc.                                               15,605
    5,200    /2/Interdigital Communications Corp.                                            28,925
    4,400       Interface, Inc.                                                              17,875
    2,400       Intermet Corp.                                                               24,300
    1,350       Interpool, Inc.                                                              10,294
    1,700    /2/Intertan, Inc.                                                               38,250
      800    /2/JAKKS Pacific, Inc.                                                          32,800
    1,700       Jo-Ann Stores, Inc.                                                          23,694
    3,300    /2/Jones Lang LaSalle, Inc.                                                     41,044
    3,700       Jostens, Inc.                                                                78,162
    5,000    /2/Journal Register Co.                                                         70,937
    2,675    /2/Just For Feet, Inc.                                                           3,678
    1,700       Justin Industries, Inc.                                                      23,800
      700       K Swiss, Inc., Class A                                                        9,012
    5,100       Kaufman & Broad Homes Corp.                                                 102,319
    2,700       Kellwood Co.                                                                 47,756
      100    /2/Kenneth Cole Productions, Inc., Class A                                       3,912
    1,700    /2/Keystone Automotive Industries, Inc.                                         14,556
    1,200    /2/Kroll-O'Gara Co.                                                             19,050
    2,700       LNR Property Corp.                                                           52,312
    5,600       La-Z Boy Chair Co.                                                          102,200
      800       Landauer, Inc.                                                               20,500
    1,400    /2/Lands' End, Inc.                                                            107,712
    1,200    /2/Learning Tree International, Inc.                                            22,050
    4,700       Lee Enterprises, Inc.                                                       138,650
    5,000       Lennar Corp.                                                                 82,187
      700    /2/Lithia Motors, Inc., Class A                                                 13,956
    2,700       Lodgian, Inc.                                                                12,994
    2,400       M.D.C. Holdings, Inc.                                                        37,500
    1,200    /2/MIPS Technologies, Inc.                                                      34,650
    1,400    /2/Macrovision Corp.                                                            79,275
      500    /2/MapQuest.com, Inc.                                                            7,750
    2,375       Marcus Corp.                                                                 33,398
    5,200       Mark IV Industries, Inc.                                                    100,100
    1,500    /2/Marketing Services Group, Inc.                                               17,062
      900    /2/Marvel Enterprises, Inc.                                                      4,612
    3,900       Mascotech, Inc.                                                              56,794
    1,200    /2/Maximus, Inc.                                                                27,825
    1,000       McGrath Rentcorp.                                                            17,000
    1,300    /2/MemberWorks, Inc.                                                            34,612
    2,581    /2/Men's Wearhouse, Inc.                                                        56,621
    5,027       MeriStar Hospitality Corp.                                                   80,746
    5,542    /2/Metromedia International Group, Inc.                                         20,436
    2,700    /2/Michaels Stores, Inc.                                                        90,619
    3,800    /2/Micro Warehouse, Inc.                                                        46,075
    1,800       Midas, Inc.                                                                  42,300
    3,173    /2/Midway Games, Inc.                                                           63,262
      700       Mikasa, Inc.                                                                  8,006
      300    /2/Modem Media . Poppe Tyson, Inc.                                              20,700
    2,400       Modine Manufacturing Co.                                                     59,700
    1,825    /2/Monaco Coach Corp.                                                           42,887
    1,000       Movado Group                                                                 22,000
    3,200    /2/Musicland Stores, Inc.                                                       25,000
      300       NCH Corp.                                                                    14,344
    2,000    /2/NCI Building System, Inc.                                                    31,625
    1,000    /2/NCO Group, Inc.                                                              42,375
    1,900    /2/NFO Worldwide, Inc.                                                          21,137
    1,100    /2/NVR, Inc.                                                                    45,100
    2,600    /2/National Equipment Services, Inc.                                            27,462
      850    /2/National RV Holdings, Inc.                                                   17,372
    4,300    /2/NationsRent, Inc.                                                            27,412
    3,300    /2/Nautica Enterprise, Inc.                                                     49,706
    4,050    /2/Navigant Consulting, Inc.                                                   115,678
    1,200    /2/Neff Corp.                                                                   13,275
    1,100    /2/Network Event Theater, Inc.                                                  25,300
    1,100    /2/Nextera Enterprises, Inc.                                                     5,844
    1,800    /2/O'Reilly Automotive, Inc.                                                    78,525
    1,700    /2/O'Sullivan Industries Holdings, Inc.                                         26,350
    2,200       OEA, Inc.                                                                    15,125
      800    /2/ONSALE, Inc.                                                                 13,400
    5,000       Oakwood Homes Corp.                                                          14,687
   12,100    /2/Officemax, Inc.                                                              61,256
    5,200       Ogden Corp.                                                                  47,125
    1,300       OshKosh B'Gosh, Inc., Class A                                                26,650
    1,200       OshKosh Truck Corp., Class B                                                 36,075
      700       Oxford Industries, Inc.                                                      15,050
      400    /2/PC Connections, Inc.                                                          8,300
    2,887    /2/Pacific Sunwear of California                                                87,151
    2,062    /2/Palm Harbor Homes, Inc.                                                      34,796
    2,100       Penton Media, Inc.                                                           38,850
    4,900       Pep Boys-Manny Moe & Jack                                                    61,250
    8,900    /2/Per-Se Technologies, Inc.                                                    26,978
   12,500    /2/PetSmart, Inc.                                                               48,437
    2,250    /2/PETCO Animal Supplies, Inc.                                                  26,016
    2,400       Phillips-Van Heusen Corp.                                                    19,200
   10,300       Pier 1 Imports, Inc.                                                         61,156
      900       Pillowtex Corp.                                                               3,037
    4,100       Pittston Brink's Group                                                       78,669
    2,100    /2/Playboy Enterprises, Inc., Class B                                           53,812
    3,000    /2/Players International, Inc.                                                  22,125
    2,700       Polaris Industries, Inc., Class A                                            94,331
    2,200    /2/Polymer Group, Inc.                                                          43,037
    2,100    /2/Prepaid Legal Services, Inc.                                                 50,925
    2,200    /2/Primark Corp.                                                                55,825
    5,500    /2/Prime Hospitality Corp.                                                      42,969
      500    /2/Private Business, Inc.                                                        1,062
    1,400    /2/ProBusiness Services, Inc.                                                   35,175
      300    /2/Professional Detailing, Inc.                                                  7,500
    3,150    /2/Profit Recovery Group International, Inc.                                   129,741
    2,100    /2/Protection One, Inc.                                                          4,331
      800    /2/Provant, Inc.                                                                14,100
      800       Pulitzer, Inc.                                                               34,300
    3,400       Pulte Corp.                                                                  68,425
    2,200    /2/Quiksilver, Inc.                                                             31,075
    3,600       R.H. Donnelley Corp.                                                         67,950
    4,900    /2/Reebok International Ltd.                                                    48,081
    2,950       Regis Corp. Minnesota                                                        54,759
    1,800    /2/Rent-A-Center, Inc.                                                          32,962
    1,799    /2/Rent-Way, Inc.                                                               29,908
    1,400    /2/Restoration Hardware, Inc.                                                   13,737
    1,800       Rollins, Inc.                                                                28,238
    1,100       Russ Berrie & Co., Inc.                                                      21,175
    3,000       Russell Corp.                                                                45,562
    1,600       Ryland Group, Inc.                                                           33,000
    1,100    /2/SCP Pool Corp.                                                               24,956
    4,500    /2/SITEL Corp.                                                                  20,250
      400    /2/SalesLogix Corp.                                                             12,600
      950    /2/Salton, Inc.                                                                 27,075
    1,000       Schawk, Inc.                                                                  8,812
    1,500    /2/Scholastic Corp.                                                             69,750
    1,900    /2/School Specialty, Inc.                                                       28,144
    2,000    /2/Scotts Co.                                                                   80,250
    2,000    /2/Select Comfort Corp.                                                         11,250
    1,900    /2/Service Experts, Inc.                                                        11,400
      900    /2/Shoe Carnival, Inc.                                                           9,562
    2,500    /2/Shop At Home, Inc.                                                           26,719
    3,100       Shopko Stores, Inc.                                                          77,694
    1,900       Simpson Industries, Inc.                                                     19,891
      800    /2/Simpson Manufacturing Co., Inc.                                              32,450
    1,000       Skyline Corp.                                                                24,875
      800    /2/Source Information Management Co.                                             9,600
    1,700       Spiegel, Inc., Class A                                                       24,650
    1,100       Springs Industries, Inc., Class A                                            43,794
    1,800    /2/Staff Leasing, Inc.                                                          15,637
      900       Standard Motor Products, Inc.                                                14,512
    2,700       Standard Pacific Corp.                                                       29,025
      800    /2/StarTek, Inc.                                                                36,300
      700       Starrett (L.S.) Co., Class A                                                 16,800
    2,100    /2/Station Casinos, Inc.                                                        50,794
    3,100    /2/Stein Mart, Inc.                                                             20,537
      900    /2/Steinway Musical Instruments                                                 15,975
      800       Strayer Education, Inc.                                                      14,050
    4,900       Stride Rite Corp.                                                            32,156
    2,100       Sturm Ruger & Co., Inc.                                                      18,637
    9,200       Sunbeam Corp.                                                                43,700
    4,500    /2/Sunglass Hut International, Inc.                                             54,281
    1,900    /2/Sunrise Assisted Living, Inc.                                                20,900
    3,800    /2/Sunterra Corp.                                                               38,000
    2,100       Superior Industries International, Inc.                                      56,044
      900    /2/Synthetic Industries, Inc.                                                   25,425
    2,900    /2/Syntroleum Corp.                                                             18,850
    3,800    /2/Systemax, Inc.                                                               31,112
    1,300       TJ International, Inc.                                                       40,300
    1,200       Talbots, Inc.                                                                56,475
      600    /2/Tarrant Apparel Group, Inc.                                                   7,237
    2,300    /2/TeleTech Holdings, Inc.                                                      32,631
    3,500       Terra Industries, Inc.                                                        4,156
    5,900    /2/The Boyds Collection, Ltd.                                                   46,831
      750       Thor Industries, Inc.                                                        18,937
    1,200    /2/Timberland Co., Class A                                                      59,250
    2,200    /2/Toll Brothers, Inc.                                                          38,500
    1,200       Toro Co.                                                                     43,050
    4,300    /2/Tower Automotive, Inc.                                                       70,144
      700    /2/Tractor Supply Co.                                                           14,000
    2,500    /2/Trammell Crow Co.                                                            36,250
    3,400    /2/Trans World Entertainment Corp.                                              35,275
      400    /2/Trendwest Resorts, Inc.                                                       8,900
      500    /2/Tropical Sportswear International Corp.                                       9,937
    4,500       True North Communications, Inc.                                             181,406
      600    /2/Tuesday Morning Corp.                                                        13,800
      600    /2/Tweeter Home Entertainment Group, Inc.                                       25,650
    1,400    /2/U.S. Franchise Systems, Inc., Class A                                        17,850
    1,301    /2/U.S. Home Corp.                                                              36,428
    3,900    /2/U.S. Office Products Co.                                                     10,725
      200    /2/UBid, Inc.                                                                    7,325
    6,400       Unifi, Inc.                                                                  76,800
    1,300       Unifirst Corp.                                                               15,925
    2,300    /2/United Auto Group, Inc.                                                      26,881
    1,400    /2/United Retail Group, Inc.                                                    14,000
    1,600       Universal Forest Products, Inc.                                              23,200
    1,100    /2/Urban Outfitters, Inc.                                                       24,200
    2,400    /2/Vail Resorts, Inc.                                                           53,400
      400    /2/Valley Media, Inc.                                                            4,550
    1,100    /2/Value America, Inc.                                                          13,681
    1,500    /2/Value City Department Stores, Inc.                                           23,062
    2,800    /2/Valuevision International, Inc., Class A                                     91,525
    1,500       WD 40 Co.                                                                    34,875
    1,400       Wackenhut Corp., Class A                                                     26,337
    1,600       Webb (DEL E.) Corp.                                                          35,300
    3,300       Wellman, Inc.                                                                49,706
    2,200    /2/Wellsford Real Properties                                                    18,150
      900    /2/West Marine, Inc.                                                             8,100
    1,000    /2/West TeleServices Corp.                                                      13,937
    1,200    /2/Wet Seal, Inc., Class A                                                      16,800
    1,000    /2/Whitehall Jewellers, Inc.                                                    26,062
    2,400       Windmere-Durable Holdings                                                    31,200
    1,500       Winnebago Industries, Inc.                                                   26,062
    4,700       Wolverine World Wide, Inc.                                                   48,175
    1,487       Wynns International, Inc.                                                    23,141
    1,200    /2/Xceed, Inc.                                                                  25,500
    1,500       Xtra Corp.                                                                   62,344
    2,800    /2/Ziff-Davis, Inc.                                                             41,825
    1,300    /2/Ziff-Davis, Inc.ZD Net                                                       26,081
      300    /2/bebe stores, Inc.                                                             7,912
    1,500    /2/e4L, Inc.                                                                     3,937
      500    /2/iTurf, Inc., Class A                                                          5,344
                TOTAL                                                                    12,468,161
                Consumer Staples--6.3%

   15,200    /2/7-Eleven, Inc.                                                               30,400
    1,700       ABM Industries, Inc.                                                         40,587
    1,900    /2/AMC Entertainment, Inc.                                                      23,512
    7,000    /2/AMF Bowling, Inc.                                                            31,062
    1,000    /2/Administaff, Inc.                                                            15,000
    3,500    /2/Advantica Restaurant Group                                                    9,187
    1,100    /2/Agribrands International, Inc.                                               48,675
    5,100    /2/AmeriSource Health Corp., Class A                                            76,500
    1,900    /2/American Italian Pasta Co., Class A                                          47,737
    2,800       Applebee's International, Inc.                                               80,675
    3,200    /2/Ascent Entertainment Group, Inc.                                             55,600
    1,900    /2/Aurora Foods, Inc.                                                           24,462
    2,137       Avado Brands, Inc.                                                           12,021
    2,950       Banta Corp.                                                                  66,744
    1,900    /2/Beringer Wine Estates Holdings, Inc., Class B                                75,525
    1,900    /2/Big Flower Holdings, Inc.                                                    57,356
    2,621       Bindley Western Industries, Inc.                                             32,926
    1,517       Block Drug, Inc., Class A                                                    52,905
    4,400       Bob Evans Farms, Inc.                                                        60,500
    3,900       Bowne & Co., Inc.                                                            43,387
    1,260       Brooke Group Ltd.                                                            19,294
    4,525    /2/Buffets, Inc.                                                                42,139
    2,344    /2/Building One Services Corp.                                                  26,077
    6,200       CBRL Group, Inc.                                                             82,925
    1,500    /2/CD Radio, Inc.                                                               38,250
    1,200    /2/CDI Corp.                                                                    31,800
    2,925    /2/CEC Entertainment, Inc.                                                      93,783
    5,500       CKE Restaurants, Inc.                                                        37,125
    1,700    /2/Canandaigua Wine Co., Inc., Class A                                         102,850
   21,200    /2/Caremark Rx, Inc.                                                           103,350
    1,000    /2/Carmike Cinemas, Inc., Class A                                               12,062
    2,300       Carter Wallace, Inc.                                                         41,544
    1,900    /2/Cheesecake Factory, Inc.                                                     58,187
    4,400       Chiquita Brands International                                                20,900
    4,200       Church and Dwight, Inc.                                                     109,462
    2,000    /2/Citadel Communications Corp.                                                 96,625
      100       Coca-Cola Bottling Co.                                                        5,262
    3,200    /2/Computer Horizons Corp.                                                      35,600
    1,500    /2/Consolidated Graphics, Inc.                                                  30,000
    2,257    /2/Consolidated Products, Inc.                                                  25,955
    1,800    /2/Cumulus Media, Inc., Class A                                                 64,575
    1,300    /2/Dave & Buster's, Inc.                                                        12,594
    5,600    /2/Del Monte Foods Co.                                                          78,050
    1,500       Dreyers Grand Ice Cream, Inc.                                                25,594
    1,800    /2/Duane Reade, Inc.                                                            48,375
    4,500       Earthgrains Co.                                                             102,656
    1,700    /2/Emmis Communications, Corp., Class A                                        122,612
    2,100    /2/Entercom Communication Corp.                                                104,606
      100       Farmer Brothers Co.                                                          16,600
    4,100       Fleming Cos., Inc.                                                           48,944
      600    /2/GC Cos., Inc.                                                                17,850
    1,900       Gaylord Entertainment Co.                                                    61,869
      834    /2/General Cigar Holdings, Inc.                                                  4,795
    3,200    /2/Grand Union Co.                                                              40,000
    1,100       Gray Communications                                                          19,800
    1,800       Great Atlantic & Pacific Tea Co., Inc.                                       51,412
    1,500    /2/Hain Food Group, Inc.                                                        37,594
    3,300       Harland (John H.) Co.                                                        62,700
    2,500    /2/Henry Schein, Inc.                                                           32,500
    1,333       Herbalife International, Inc., Class A                                       19,662
    3,800       Herbalife International, Inc., Class B                                       51,656
    3,300    /2/Hollywood Entertainment Corp.                                                46,612
    2,100    /2/IHOP Corp.                                                                   37,931
    3,454       Imperial Sugar Co.                                                           18,349
    1,000       Ingles Markets, Inc., Class A                                                12,937
    6,220    /2/Interim Services, Inc.                                                      102,241
    2,600    /2/International Home Foods, Inc.                                               49,725
    1,800       International Multifoods Corp.                                               38,025
    2,200    /2/Ivex Packaging Corp.                                                         20,762
      700    /2/J&J Snack Foods Corp.                                                        13,475
    4,400    /2/Jack in the Box, Inc.                                                       105,875
    1,900       Kelly Services, Inc., Class A                                                55,694
    2,300    /2/Korn/Ferry International                                                     51,175
    3,800    /2/Labor Ready, Inc.                                                            38,712
    2,600       Lance, Inc.                                                                  31,362
    2,700    /2/Landrys Seafood Restaurants, Inc.                                            20,250
    1,700       Libbey, Inc.                                                                 45,050
      300       Liqui Box Corp.                                                              16,500
    1,500    /2/Loews Cineplex Entertainment Corp.                                           10,219
    4,000    /2/Lone Star Steakhouse & Saloon                                                32,000
    2,400       Luby's Cafeterias, Inc.                                                      28,500
      600    /2/Mannatech, Inc.                                                               4,237
    1,500       Merrill Corp.                                                                30,937
    3,450    /2/Metamor Worldwide, Inc.                                                      65,119
    1,500       Michael Foods, Inc.                                                          38,250
      900    /2/Mondavi (Robert) Corp., Class A                                              32,512
    1,300       Morrison Management Specialists, Inc.                                        27,787
    6,200    /2/NBTY, Inc.                                                                   49,987
    1,000    /2/NPC International, Inc.                                                      12,000
      800       National Presto Industries, Inc.                                             29,600
    1,474       Natures Sunshine Products, Inc.                                              10,871
    1,500    /2/O' Charleys, Inc.                                                            22,969
    7,500       Olsten Corp.                                                                 75,469
    1,200    /2/On Assignment, Inc.                                                          34,500
    1,100    /2/On Command Corp.                                                             18,906
    1,500       Oneida Ltd.                                                                  35,531
    3,475       Owens & Minor, Inc.                                                          32,578
      600    /2/P. F. Chang's China Bistro, Inc.                                             12,900
    7,500    /2/PSS World Medical, Inc.                                                      58,125
    2,350    /2/Papa Johns International, Inc.                                               87,831
    2,600    /2/Patterson Dental Co.                                                        117,162
    3,100    /2/Paxson Communications Corp.                                                  36,425
    1,200    /2/Pegasus Communications Corp.                                                 53,100
    1,250    /2/Performance Food Group Co.                                                   33,906
    6,600    /2/Perrigo Co.                                                                  49,912
    2,800    /2/Personnel Group of America, Inc.                                             18,725
    1,300       Pilgrim's Pride Corp.                                                        11,700
      650    /2/Pilgrim's Pride Corp., Class A                                                4,509
      400    /2/Priority HealthCare Corp., Class B                                            8,025
    5,200    /2/Proiurenet, Inc.                                                                780
      700    /2/Radio One, Inc.                                                              34,912
    3,100    /2/Ralcorp Holdings, Inc.                                                       60,450
    1,100    /2/Rare Hospitality International, Inc.                                         21,931
    3,920    /2/Renaissance Worldwide, Inc.                                                  13,475
      800       Riviana Foods, Inc.                                                          15,000
    4,310    /2/Romac International, Inc.                                                    29,092
    3,400       Ruby Tuesday, Inc.                                                           64,812
    3,200       Ruddick Corp.                                                                54,600
    4,200    /2/Ryan's Family Steak Houses, Inc.                                             43,969
      700    /2/Saga Communications, Inc., Class A                                           16,887
      600       Sanderson Farms, Inc.                                                         5,962
    1,600       Schweitzer-Mauduit International, Inc.                                       19,100
    1,000    /2/Scientific Games Holdings Corp.                                              17,375
    2,700    /2/Sinclair Broadcast Group, Inc.                                               27,000
      773       Smart & Final, Inc.                                                           7,051
    4,800    /2/Smithfield Foods, Inc.                                                      109,200
    2,700       Smucker (J.M.) Co., Class A                                                  53,662
    2,025    /2/Sonic Corp.                                                                  56,700
    3,100    /2/StaffMark, Inc.                                                              22,281
      700       Stepan, Co.                                                                  16,756
    3,600    /2/Suiza Foods Corp.                                                           129,825
       46       Super Valu Stores, Inc.                                                         966
      700       Tejon Ranch Co.                                                              18,812
    3,568    /2/Tetra Tech, Inc.                                                             56,642
    4,600    /2/Topps Co.                                                                    45,137
    1,882    /2/Triarc Companies, Inc., Class A                                              37,405
    6,100       Tupperware Corp.                                                            120,856
      900    /2/United Natural Foods, Inc.                                                    7,931
      500       United Television, Inc.                                                      63,625
    5,000       Universal Foods Corp.                                                        95,625
    3,000    /2/Vlasic Foods International, Inc.                                             23,062
      850    /2/Volt Information Science, Inc.                                               16,787
    1,100    /2/Wackenhut Corrections Corp.                                                  14,094
    3,450    /2/Westwood One, Inc.                                                          159,131
    2,800    /2/Whole Foods Market, Inc.                                                     95,200
    1,200    /2/Wild Oats Markets, Inc.                                                      42,300
    1,300       Worthington Foods, Inc.                                                      30,794
    1,000    /2/Young Broadcasting, Inc., Class A                                            46,375
    1,400       Zapata Corp.                                                                  7,175
                TOTAL                                                                     6,414,099
                Energy--2.3%

    1,100    /2/Atwood Oceanics, Inc.                                                        31,969
    2,970    /2/Barrett Resources                                                            99,681
    1,300    /2/Basin Exploration, Inc.                                                      21,369
    1,000    /2/Belco Oil & Gas Corp.                                                         6,250
    1,900       Berry Petroleum Co., Class A                                                 23,750
    2,900    /2/Brown (Tom), Inc.                                                            39,875
    2,400       Cabot Oil & Gas Corp., Class A                                               38,700
      600    /2/Cal Dive International, Inc.                                                 20,175
    8,184       Chesapeake Energy Corp.                                                      29,667
    4,725       Cross Timbers Oil Co.                                                        52,566
    4,500       EEX Corp.                                                                    16,594
    1,100    /2/Evergreen Resources, Inc.                                                    23,787
    2,900    /2/Forest Oil Corp.                                                             38,787
    1,300    /2/Friede Goldman International, Inc.                                           12,025
    6,500    /2/Global Industries Ltd.                                                       52,000
   17,600    /2/Grey Wolf, Inc.                                                              46,200
    1,700    /2/HS Resources, Inc.                                                           26,562
   14,300    /2/Harken Energy Corp.                                                          14,300
    5,300       Helmerich & Payne, Inc.                                                     126,206
    1,700    /2/IRI International Corp.                                                       6,800
    4,800    /2/Input/Output, Inc.                                                           25,200
    8,800    /2/Key Energy Group, Inc.                                                       39,600
    2,084    /2/Louis Dreyfus Natural Gas Corp.                                              41,680
    6,100    /2/Marine Drilling Cos., Inc.                                                   98,744
    2,792    /2/Meridian Resource Corp.                                                      12,390
    2,200       Mitchell Energy & Development Corp., Class A                                 52,525
    4,700    /2/National-Oilwell, Inc.                                                       63,744
    3,800    /2/Newfield Exploration Co.                                                    111,862
    1,900    /2/Nuevo Energy Co.                                                             26,956
    2,100    /2/Oceaneering International, Inc.                                              28,481
    2,200    /2/Offshore Logistics, Inc.                                                     20,350
    6,900    /2/Parker Drilling Co.                                                          25,875
    3,500    /2/Patterson Energy, Inc.                                                       44,844
    8,300       Pennzoil-Quaker State Co.                                                    98,044
   10,700       Pioneer Natural Resources, Inc.                                             100,313
    1,700    /2/Plains Resources, Inc.                                                       29,219
    4,300       Pogo Producing Co.                                                           86,269
    2,000    /2/Pool Energy Services Co.                                                     43,625
    5,400    /2/Pride International, Inc.                                                    74,250
    1,300    /2/SEACOR SMIT, Inc.                                                            59,475
    2,600    /2/Seitel, Inc.                                                                 20,637
    1,200       St. Mary Land & Exploration Co.                                              30,600
    1,600    /2/Stone Energy Corp.                                                           77,800
    1,630    /2/Swift Energy Co.                                                             16,911
    3,400    /2/Tesoro Petroleum Corp.                                                       41,225
      900    /2/The Houston Exploration Co.                                                  17,606
      200    /2/Thermo Ecotek Corp.                                                           1,525
    2,800    /2/Transmontaigne, Co.                                                          32,550
    3,100    /2/Tuboscope, Inc.                                                              34,487
    1,400    /2/UTI Energy Corp.                                                             26,862
    5,300       Valero Energy Corp.                                                          97,387
    6,500    /2/Varco International, Inc.                                                    68,656
    2,400    /2/Veritas DGC, Inc.                                                            33,750
    4,500       Vintage Petroleum, Inc.                                                      48,937
                TOTAL                                                                     2,359,642

                   Financials-17.7%

       1,195       1st Source Corp.                                                             33,012
       1,200    /2/Acceptance Insurance Cos., Inc.                                              17,325
       1,000    /2/Advance Paradigm, Inc.                                                       42,625
       2,000       Advanta Corp., Class A                                                       35,625
         800       Advest Group, Inc.                                                           15,450
       2,500    /2/Affiliated Managers Group                                                    66,875
       1,000       Alabama National Bancorp                                                     23,750
         400    /2/Alexander's, Inc.                                                            29,275
       1,100       Alexandria Real Estate Equities, Inc.                                        31,625
       4,300       Alfa Corp.                                                                   76,862
         500    /2/Alleghany Corp.                                                              96,000
       1,200       Alliance Bancorp                                                             24,600
       6,100       Allied Capital Corp.                                                        122,381
       3,025       Amcore Financial, Inc.                                                       71,466
       1,612       AmerUs Life Holdings, Inc., Class A                                          38,890
         847       American Annuity Group, Inc.                                                 15,193
       2,500       American Health Properties, Inc.                                             50,469
       1,700       American Heritage Life Investments                                           65,875
       1,900       American Industrial Properties REIT                                          21,850
       6,700    /2/Americredit Corp.                                                           116,412
       1,500       Amli Residential Properties Trust                                            31,125
       5,200    /2/Amresco, Inc.                                                                15,275
       2,700       Anchor Bancorp Wisconsin, Inc.                                               43,200
         800       Anchor Financial Corp.                                                       24,200
         700       Andover Bancorp, Inc.                                                        20,475
       4,200    /2/Arcadia Financial Ltd.                                                       16,800
       1,300       Area Bancshares Corp.                                                        33,800
       1,900       Argonaut Group, Inc.                                                         45,719
       2,500       Arm Financial Group, Inc., Class A                                              200
       1,800       Associated Estates Realty Corp.                                              15,525
       1,180    /2/BOK Financial Corp.                                                          24,927
       4,694       BRE Properties, Inc., Class A                                               106,495
         750       BSB Bancorp, Inc.                                                            16,547
       1,560       BT Financial Corp.                                                           34,515
       1,400       Baldwin & Lyons, Inc., Class B                                               28,875
         400       BancFirst Corp.                                                              12,900
         700       BancFirst Ohio Corp.                                                         15,487
       2,400       BancWest Corp.                                                              100,350
         800       Banco Santander Puerto Rico                                                  14,300
       5,920       Bancorpsouth, Inc.                                                          102,860
       1,256       Bank Granite Corp.                                                           28,260
       3,000       Bank United Corp., Class A                                                  117,000
         585       BankAtlantic Bancorp, Inc., Class A                                           2,962
       3,900       BankAtlantic Bancorp, Inc., Class B                                          24,375
       2,470       Banknorth Group, Inc.                                                        83,440
       2,000       Bay View Capital Corp.                                                       27,750
       2,300       Bedford Property Investors, Inc.                                             40,250
       1,850       Berkley, (W. R.) Corp.                                                       42,434
       1,400       Blanch, (E. W.) Holdings, Inc.                                               90,650
       1,800       Boykin Lodging Co.                                                           23,287
       2,546       Bradley Real Estate, Inc.                                                    42,645
       3,800       Brandywine Realty Trust                                                      63,887
       1,729       Brenton Banks, Inc.                                                          22,045
       1,500       Brookline Bancorp, Inc.                                                      15,750
       1,150       Brown & Brown, Inc.                                                          38,812
       3,400       Burnham Pacific Properties, Inc.                                             34,000
       2,400       CBL & Associates Properties, Inc.                                            53,400
       2,300       CFS Bancorp, Inc.                                                            24,006
       1,800       CNA Surety Corp.                                                             20,700
         900       CPB, Inc.                                                                    22,275
       1,240       CVB Financial Corp.                                                          31,930
       4,300       Cabot Industrial Trust                                                       86,000
       4,733       Camden Property Trust                                                       128,087
       2,300       Capital Automotive                                                           29,325
         500       Capital City Bank Group, Inc.                                                11,687
       9,700       Capital Federal Financial                                                    97,000
       2,400       Capital Re Corp.                                                             33,900
       6,550       Capstead Mortgage Corp.                                                      25,791
       2,300       Carolina First Corp.                                                         47,581
       2,670       Cash America International, Inc.                                             25,198
       1,000       Cathay Bancorp, Inc.                                                         38,375
       1,921    /2/Centennial Bancorp                                                           21,731
       2,400       Center Trust, Inc.                                                           24,600
       2,100       CenterPoint Properties Corp.                                                 68,512
         900       Century South Banks, Inc.                                                    21,937
       2,200       Charter Municipal Mortgage Acceptance Co.                                    27,225
       2,300       Chateau Communities, Inc.                                                    58,650
       1,700       Chelsea GCA Realty, Inc.                                                     52,700
       1,457       Chemical Financial Corp.                                                     47,535
       1,500       Chicago Title Corp.                                                          66,094
       3,025       Chittenden Corp.                                                             93,397
       1,600    /2/ChoicePoint, Inc.                                                            98,900
       2,600       Citizens Banking Corp.                                                       72,150
       1,833       City Holding Co.                                                             29,099
       2,800       Colonial Properties Trust                                                    71,400
       2,919       Commerce Bancorp, Inc.                                                      130,808
       2,700       Commerce Group, Inc.                                                         68,512
       3,200       Commercial Net Lease Realty                                                  36,800
       1,469       Commonwealth Bancorp                                                         24,789
       5,000       Community First Bankshares, Inc.                                             95,156
       1,224       Community Trust Bancorp, Inc.                                                26,316
         800    /2/CompuCredit Corp.                                                            20,350
       1,400       Conning Corp.                                                                12,163
       1,200    /2/ContiFinancial Corp.                                                            487
       4,200       Cornerstone Realty Income Trust, Inc.                                        43,575
       1,000       Corus Bankshares, Inc.                                                       27,437
       2,600       Cousins Properties, Inc.                                                     82,387
       3,850       Crawford & Co., Class B                                                      53,900
       2,400    /2/Credit Acceptance Corp.                                                      13,500
       2,400       Crown American Realty Trust                                                  14,700
       1,000    /2/DVI, Inc.                                                                    13,500
       1,300       Dain Rauscher Corp.                                                          69,794
       3,200    /2/Data Broadcasting Corp.                                                      37,800
       1,604    /2/Delphi Financial Group, Inc., Class A                                        51,328
       6,500       Developers Diversified Realty                                                92,625
       1,400       Dime Community Bancorp, Inc.                                                 28,262
       3,400       Doral Financial Corp.                                                        43,562
       2,184       Downey Financial Corp.                                                       48,321
       2,400       East West Bancorp, Inc.                                                      29,700
       1,700       EastGroup Properties, Inc.                                                   31,131
       3,200       Eaton Vance Corp.                                                           109,400
       2,900       Enhance Financial Services Group, Inc.                                       52,925
       1,500       Entertainment Properties Trust                                               21,094
       4,000       Equity Inns, Inc.                                                            30,000
       1,800       Essex Property Trust, Inc.                                                   58,612
         992       F & M BancorpMaryland                                                        24,924
       1,367       F & M Bancorporation, Inc.Wisconsin                                          49,468
       2,426       F & M National Corp.                                                         72,770
       1,400       FBL Financial Group, Inc., Class A                                           25,637
       1,000       FCNB Corp.                                                                   18,000
       1,982       FNB Corp.                                                                    50,789
       1,000    /2/FPIC Insurance Group, Inc.                                                   15,875
         500    /2/Farm Family Holdings, Inc.                                                   19,437
         700       Farmers Capital Bank Corp.                                                   24,325
       1,000    /2/Federal Agricultural Mortgage Association, Class C                           18,375
       4,300       Federal Realty Investment Trust                                              78,206
       5,300    /2/FiNet.com, Inc.                                                              12,422
       2,852       Fidelity National Financial, Inc.                                            44,741
       1,150    /2/Financial Federal Corp.                                                      24,725
       5,950       First American Financial Corp.                                               88,134
       1,200       First Busey Corp.                                                            28,200
       1,800       First Charter Corp.                                                          34,200
         600       First Citizens Bancshares, Inc., Class A                                     45,600
         600       First Commerce Bancshares, Inc., Class B                                     12,300
       3,300       First Commmonwealth Financial Corp.                                          93,637
       1,600       First Federal Capital Corp.                                                  25,200
       2,929       First Financial Bancorp                                                      71,028
       1,016       First Financial Bankshares, Inc.                                             34,544
         657       First Financial Corp.                                                        23,118
       1,400       First Financial Holdings, Inc.                                               26,162
       1,007       First Indiana Corp.                                                          24,671
       4,000       First Industrial Realty Trust                                                98,750
       1,300       First Liberty Financial Corp.                                                40,462
       1,300       First Merchants Corp.                                                        30,225
       2,604       First Midwest Bancorp, Inc.                                                 106,438
       1,000    /2/First Republic Bank                                                          25,000
       4,587       First Sentinel Bancorp, Inc.                                                 37,556
       1,700    /2/First Sierra Financial, Inc.                                                 25,075
       1,325       First Union Corp.                                                            56,561
       2,700       First United Bancshares                                                      43,369
       1,240       First Washington Bancorp, Inc.                                               21,080
         800       First Washington Realty Trust, Inc.                                          16,350
       2,200    /2/FirstFed Financial Corp.                                                     35,200
       2,500       Firstbank Corp.                                                              55,937
         800       Flagstar Bancorp, Inc.                                                       12,350
       2,000       Foremost Corp. of America                                                    56,500
       1,100    /2/Franchise Mortgage Acceptance Co. LLC                                         8,387
       1,500       Freedom Securities Corp.                                                     22,312
       2,400    /2/Friedman, Billings, Ramsey Group, Inc., Class A                              12,450
       1,600    /2/Frontier Financial Corp.                                                     38,400
       3,753       Frontier Insurance Group, Inc.                                               33,308
       1,200       GBC Bancorp                                                                  24,525
       2,800       Gables Residential Trust                                                     67,725
       1,900       Gallagher (Arthur J.) & Co.                                                  98,325
         900       Glacier Bancorp, Inc.                                                        16,537
       3,400       Glenborough Realty Trust, Inc.                                               44,412
       2,500       Glimcher Realty Trust                                                        37,031
         800       Golf Trust of America, Inc.                                                  14,350
       1,580       Grand Premier Financial, Inc.                                                25,280
       1,800       Great Lakes REIT, Inc.                                                       25,988
         700       Great Southern Bancorp, Inc.                                                 15,050
       1,000       Greater Bay Bancorp                                                          36,750
       1,000       Guarantee Life Co., Inc.                                                     31,063
       4,200       HCC Insurance Holdings, Inc.                                                 47,250
       3,100       HSB Group, Inc.                                                             118,575
       2,200    /2/Hambrecht & Quist Group                                                     108,625
         900    /2/Hamilton Bancorp, Inc.                                                       14,288
         955       Hancock Holding Co.                                                          37,723
       1,507       Harbor Florida Bancshares, Inc.                                              18,932
       1,400       Harleysville Group, Inc.                                                     23,888
         832       Harleysville National Corp.                                                  27,768
         900       Harris Financial, Inc.                                                        9,563
       3,300       Health Care Property Investors, Inc.                                         86,625
       3,000       Health Care REIT, Inc.                                                       53,625
       4,699       Healthcare Realty Trust, Inc.                                                90,456
         293       Heller Financial, Inc.                                                        6,959
       1,400       Hilb Rogal & Hamilton Co.                                                    35,088
       1,900       Home Properties of New York, Inc.                                            50,706
       4,400       Horace Mann Educators Corp.                                                 124,025
       5,300       Hospitality Properties Trust                                                111,963
       1,800       Hudson River Bancorp, Inc.                                                   19,913
       4,309       Hudson United Bancorp                                                       135,464
       8,000       INMC Mortgage Holdings, Inc.                                                111,500
       1,250    /2/INSpire Insurance Solutions, Inc.                                             7,969
       3,500       IRT Property Co.                                                             29,531
       3,652    /2/Imperial Bancorp                                                             90,615
       2,800       Imperial Credit Commercial Mortgage Investment Corp.                         30,450
       2,754    /2/Imperial Credit Industries, Inc.                                             14,803
       8,100       Independence Community Bank                                                  96,694
       1,300       Independent Bank Corp.                                                       17,388
       3,700       Innkeepers USA Trust                                                         31,913
       1,650       InterWest Bancorp, Inc.                                                      30,525
       1,400       International Bancshares Corp.                                               63,525
       1,400       Investors Financial Services Corp.                                           51,800
       1,200       Irwin Financial Corp.                                                        24,600
       3,550       JDN Realty Corp.                                                             67,672
       1,400       JP Realty, Inc.                                                              23,975
         900       JSB Financial, Inc.                                                          54,113
         933       Jeffbanks, Inc.                                                              27,698
       2,300       Jefferies Group, Inc.                                                        49,019
         800       John Nuveen & Co., Inc., Class A                                             28,600
         800       Kansas City Life Insurance Co.                                               31,100
       2,900       Kilroy Realty Corp.                                                          55,644
       2,800       Koger Equity, Inc.                                                           43,400
       3,300       Konover Property Trust, Inc.                                                 21,038
       2,900       LTC Properties, Inc.                                                         30,813
       1,300       LaSalle Hotel Properties                                                     16,331
       1,600       LandAmerica Financial Group, Inc.                                            29,700
       1,900    /2/Leap Wireless International, Inc.                                            73,150
       4,500       Leucadia National Corp.                                                     105,469
       1,800       Lexington Corporate Properties Trust                                         19,575
       1,648       Liberty Corp.                                                                79,207
       1,400       Liberty Financial Cos., Inc.                                                 33,688
       2,200    /2/Local Financial Corp.                                                        20,350
       2,569       MAF Bancorp, Inc.                                                            55,394
       1,500       MGI Properties, Inc.                                                         14,531
       1,900       MMI Companies, Inc.                                                          15,556
       3,200       Macerich Co. (The)                                                           64,000
       2,300       Manufactured Home Communities, Inc.                                          53,619
         500    /2/Markel Corp.                                                                 86,469
       1,200       Medallion Financial Corp.                                                    24,525
       1,400    /2/Mede America Corp.                                                           31,150
       2,485    /2/Medical Assurance, Inc.                                                      58,087
       2,000       Merchants New York Bancorp, Inc.                                             35,000
       4,064       Metris Cos., Inc.                                                           139,954
         320       Michigan Financial Corp.                                                      9,520
         863       Mid American Bancorp                                                         25,782
       2,000       Mid-American Apartment Communities, Inc.                                     44,250
       1,100       Mid-State Bancshares                                                         37,400
         500       Midland Co.                                                                  11,000
         900       Midwest Banc Holdings, Inc.                                                  14,063
       1,600       Mills Corp.                                                                  28,800
         700       Mississippi Valley Bancshares, Inc.                                          22,269
       5,000       Mony Group, Inc.                                                            157,500
       3,062       Morgan Keegan, Inc.                                                          54,733
       1,277       NBT Bancorp, Inc.                                                            23,864
       1,600       National Bancorp Alaska, Inc.                                                41,600
       1,819       National City Bancshares, Inc.                                               50,932
       1,000    /2/National Discount Brokers Group, Inc.                                        23,938
       1,300       National Golf Properties, Inc.                                               27,788
       2,600       National Health Investors, Inc.                                              39,325
       1,855       National Penn Bancshares, Inc.                                               48,810
         800    /2/National Processing, Inc.                                                     6,950
         200    /2/National Western Life Insurance Co., Class A                                 17,088
       4,900       Nationwide Health Properties, Inc.                                           81,156
       2,200    /2/Net.B@nk, Inc.                                                               48,675
       1,000    /2/New Century Financial Corp.                                                  13,688
         500    /2/NextCard, Inc.                                                               15,594
       1,400       Niagara Bancorp, Inc.                                                        14,788
       1,500       Northwest Bancorp, Inc.                                                      12,281
       1,500       OceanFirst Financial Corp.                                                   26,813
       3,500    /2/Ocwen Financial Corp.                                                        23,406
       6,600       Ohio Casualty Corp.                                                         110,138
         451       Old Kent Financial Corp.                                                     18,378
       1,000       Omega Financial Corp.                                                        32,250
       2,139       Omega Healthcare Investors                                                   42,379
       3,643       One Valley Bancorp West Virginia, Inc.                                      132,970
       1,233       Oriental Financial Group                                                     27,897
       2,900       Orion Capital Corp.                                                         141,738
       1,400    /2/PFF Bancorp, Inc.                                                            28,525
       1,100    /2/PICO Holdings, Inc.                                                          18,081
       1,900       PMA Capital Corp.                                                            38,000
       2,500       PS Business Parks, Inc.                                                      56,563
       1,263       PXRE Group Ltd.                                                              15,472
       2,600       Pacific Capital Bancorp                                                      86,125
       1,900       Pacific Gulf Properties, Inc.                                                38,475
         900       Pan Pacific Retail Properties, Inc.                                          16,425
         900       Park National Corp.                                                          89,100
       1,100       Parkway Properties, Inc.                                                     33,688
         600    /2/Penn Treaty American Corp.                                                   10,800
       1,300       Pennsylvania Real Estate Investment Trust                                    24,213
         600       Peoples Holding Co.                                                          19,350
         900    /2/Philadelphia Consolidated Holding Corp.                                      13,050
       4,600       Phoenix Investment Partners Ltd.                                             38,813
       2,900    /2/Pinnacle Holdings, Inc.                                                      69,600
       2,800       Pioneer Group, Inc.                                                          34,825
       2,800       Premier Bankshares, Inc.                                                     49,350
       1,600       Premier National Bancorp, Inc.                                               29,400
       4,100       Prentiss Properties Trust                                                    87,894
       2,500       Presidential Life Corp.                                                      45,938
         900       Prime Group Realty Trust                                                     12,938
       4,635       Prime Retail, Inc.                                                           36,790
         300    /2/Prism Financial Corp.                                                         3,844
         900    /2/Professionals Group, Inc.                                                    21,656
       1,000    /2/Provident American Corp.                                                     27,938
       2,723       Provident Bankshares Corp.                                                   58,630
       1,772       Queens County Bancorp, Inc.                                                  55,707
       1,100       R&G Financial Corp., Class B                                                 16,775
       2,600       RFS Hotel Investors, Inc.                                                    31,200
         925       RLI Corp.                                                                    30,814
       3,853       Radiant Group, Inc.                                                         203,487
       4,300       Raymond James Financial, Inc.                                                87,075
       2,900       Realty Income Corp.                                                          65,250
       4,300       Reckson Associates Realty Corp.                                              79,550
       1,000       Redwood Trust, Inc.                                                          13,000
       3,800       Regency Realty Corp.                                                         75,288
         900       Reliance Bancorp, Inc.                                                       36,309
       6,900       Reliance Group Holdings, Inc.                                                24,581
       4,372       Republic Bancorp, Inc.Michigan                                               57,383
         600       Republic Bancorp, Inc.Kentucky                                                5,625
         600    /2/Republic Bancshares, Inc.                                                     8,963
       5,335       Republic Security Financial Corp.                                            45,014
       2,300       Resource America, Inc., Class A                                              16,675
       2,396       Resource Bancshares Mortgage Group, Inc.                                     13,478
       3,400       Richmond County Financial Corp.                                              62,475
       2,000       Riggs National Corp.                                                         30,250
         900    /2/Risk Capital Holdings, Inc.                                                  11,756
         700       Rock Financial Corp.                                                         13,738
       2,900       S & T Bancorp, Inc.                                                          67,425
       1,300       SCPIE Holdings, Inc.                                                         45,663
       2,300       SL Green Realty Corp.                                                        41,831
         400       SLM Corp.                                                                    19,550
       1,000       Sandy Spring Bancorp, Inc.                                                   28,000
       1,100       Saul Centers, Inc.                                                           15,606
       2,800       Seacoast Financial Services Corp.                                            30,800
       1,100       Second Bancorp, Inc.                                                         28,050
       3,900    /2/Security Capital Group, Inc.                                                 53,625
       3,000       Selective Insurance Group, Inc.                                              56,063
       1,025       Shoreline Financial Corp.                                                    20,180
       3,100       Shurgard Storage Centers, Inc., Class A                                      73,238
         100       Siebert Financial Corp.                                                       1,425
       1,900    /2/Silicon Valley Bancshares                                                    61,988
         700       Simmons 1st National Corp., Class A                                          20,825
       8,448       Sky Financial Group, Inc.                                                   202,752
       1,900       Smith (Charles E.) Residential Realty, Inc.                                  64,600
       2,900    /2/Southwest Bancorp. of Texas, Inc.                                            50,388
       1,297       Southwest Securities Group, Inc.                                             30,885
       1,300       Sovran Self Storage, Inc.                                                    27,625
         900       St. Francis Capital Corp.                                                    20,250
       1,500       StanCorp Financial Group, Inc.                                               38,063
         513       Starwood Hotels & Resorts Worldwide, Inc.                                    11,767
       1,600       State Auto Financial Corp.                                                   18,400
       4,500       Staten Island Bancorp, Inc.                                                  87,188
       2,500       Sterling Bancshares, Inc.                                                    31,250
         600       Sterling Financial Corp.                                                     22,950
       1,200       Stewart Information Services Corp.                                           17,850
       3,000       Storage USA, Inc.                                                            87,375
       2,400       Summit Properties, Inc.                                                      45,900
       1,800       Sun Communities, Inc.                                                        57,375
       4,000       Sunstone Hotel Investors, Inc.                                               38,250
       1,900    /2/Superior National Insurance Group, Inc.                                      22,800
       3,905       Susquehanna Bankshares, Inc.                                                 64,921
         600       Tanger Factory Outlet Centers, Inc.                                          12,975
       3,700       Taubman Centers, Inc.                                                        41,856
       3,400    /2/TeleBanc Financial Corp.                                                     81,600
       1,700       Texas Regional Bancshares, Inc., Class A                                     47,494
       1,700       The Trust Company of New Jersey                                              39,313
       2,300       Thornburg Mortgage Asset Co.                                                 20,700
       1,700       Town & Country Trust                                                         29,431
         300    /2/Track Data Corp.                                                              2,841
       1,100       Trenwick Group, Inc.                                                         22,344
       1,400    /2/Triad Guaranty, Inc.                                                         28,788
       2,700       Triangle Bancorp, Inc.                                                       62,100
       2,600       Trinet Corporate Realty Trust, Inc.                                          59,963
       2,856       Trustco Bank Corp.                                                           84,431
       4,000    /2/UICI                                                                        106,000
       1,752       UMB Financial Corp.                                                          71,175
       1,500       US Restaurant Properties                                                     24,000
         990       USB Holdings Co., Inc.                                                       14,850
       1,400       USBANCORP, Inc.                                                              18,550
       4,528       UST Corp.                                                                   140,368
       5,600    /2/Unicapital Corp.                                                              9,100
       2,000    /2/Unistar Financial Service Corp.                                              55,250
       5,700       United Assets Management Corp.                                              118,275
       4,600       United Bankshares, Inc.                                                     113,275
       3,600       United Community Financial Corp.                                             35,550
      11,000       United Dominion Realty Trust, Inc.                                          120,313
         850       United Fire & Casualty Co.                                                   18,966
       1,707       United National Bancorp                                                      39,038
       1,700    /2/United Payors & United Providers, Inc.                                       28,581
       1,100       Urban Shopping Centers, Inc.                                                 28,394
         200       Value Line, Inc.                                                              6,975
       5,800    /2/Ventas, Inc.                                                                 28,275
         400       WFS Financial, Inc.                                                           8,050
       2,600       Walden Residential Properties, Inc.                                          55,738
       5,800       Washington Federal, Inc.                                                    132,313
         456       Washington Mutual, Inc.                                                      16,388
       3,800       Washington Real Estate Investment Trust                                      57,950
       3,800       Webster Financial Corp. Waterbury                                           108,775
       2,800       Weingarten Realty Investors                                                 107,100
       2,150       Wesbanco, Inc.                                                               56,438
       1,705       West Coast Bancorp                                                           23,550
       1,065       Westcorp, Inc.                                                               16,641
       2,200       Western Bancorp                                                             103,125
       1,800       Western Properties Trust                                                     18,900
       4,500       Westernbank Puerto Rico                                                      62,438
       3,100       Westfield America, Inc.                                                      42,625
         600       White Mountain Insurance Group, Inc.                                         75,900
       2,525       Whitney Holding Corp.                                                        93,425
      20,700    /2/Wyndham International, Inc., Class A                                         59,513
       1,000       Zenith National Insurance Corp.                                              22,313
                   TOTAL                                                                    18,000,061
                   Health Care--6.5%

       1,000    /2/Abgenix, Inc.                                                                44,375
         300    /2/Accredo Health, Inc.                                                          9,900
       2,200    /2/Acuson Corp.                                                                 22,825
       1,700    /2/Affymetrix, Inc.                                                            149,813
       1,300    /2/Alaris Medical, Inc.                                                          2,356
         700    /2/Albany Molecular Research, Inc.                                              17,413
       1,300    /2/Algos Pharmaceuticals Corp.                                                  12,838
       2,500    /2/Alkermes, Inc.                                                               88,281
       2,000       Alpharma, Inc., Class A                                                      70,375
       2,200    /2/AmeriPath, Inc.                                                              16,294
       1,600    /2/American Superconductor Corp.                                                28,500
       1,300    /2/Anesta Corp.                                                                 14,463
       5,500    /2/Apria Healthcare Group, Inc.                                                 86,969
       1,200       Arrow International, Inc.                                                    32,550
       1,400    /2/Aviron                                                                       34,038
         500    /2/Bacou U.S.A., Inc.                                                            7,938
       1,375    /2/Barr Laboratories, Inc.                                                      41,680
      10,000    /2/Beverly Enterprises, Inc.                                                    39,375
       5,500    /2/Bio-Technology General Corp.                                                 53,625
       1,600    /2/Biomatrix, Inc.                                                              36,300
       1,100    /2/BriteSmile, Inc.                                                              7,150
       1,600    /2/CONMED Corp.                                                                 39,900
       1,300    /2/Cardiothoracic Systems, Inc.                                                 22,588
       5,700    /2/Catalytica, Inc.                                                             71,606
       1,800    /2/Celgene Corp.                                                                54,675
       2,000    /2/Cell Pathways, Inc.                                                          18,625
       2,900    /2/Cephalon, Inc.                                                               47,125
       1,000    /2/Chattem, Inc.                                                                17,625
       1,500    /2/Chirex, Inc.                                                                 42,375
         700    /2/Closure Medical Corp.                                                         9,188
       2,400    /2/Columbia Laboratories, Inc.                                                  16,350
       1,500       Cooper Companies, Inc.                                                       37,500
       2,400    /2/Cor Therapeutics, Inc.                                                       48,450
         248    /2/Coram Healthcare Corp., Warrants                                                  0
       1,600    /2/Corixa Corp.                                                                 20,800
       1,800    /2/Coulter Pharmaceutical, Inc.                                                 30,600
       6,200    /2/Covance, Inc.                                                                60,063
       6,300    /2/Coventry Health Care, Inc.                                                   36,225
       1,900    /2/Cyberonics, Inc.                                                             26,719
       2,100    /2/Cygnus, Inc.                                                                 20,869
       1,300    /2/Datascope Corp.                                                              46,800
       1,200       Diagnostic Products Corp.                                                    27,900
       4,700    /2/Dura Pharmaceuticals, Inc.                                                   60,072
       2,100    /2/Duramed Pharmaceuticals, Inc.                                                17,456
       1,900    /2/Eclipse Surgical Technologies, Inc.                                          17,694
       1,300    /2/Entremed, Inc.                                                               31,200
       2,326    /2/Enzo Biochem, Inc.                                                           49,718
       3,800    /2/Enzon, Inc.                                                                 111,388
       5,400    /2/First Health Group Corp.                                                    125,550
       1,400    /2/Geltex Pharmaceuticals, Inc.                                                 17,238
       4,587    /2/Gilead Sciences, Inc.                                                       289,841
       1,000    /2/Gliatech, Inc.                                                                8,188
       2,100    /2/Guilford Pharmaceuticals, Inc.                                               33,075
       2,900    /2/Haemonetics Corp.                                                            54,194
       2,000    /2/Hanger Orthopedic Group, Inc.                                                24,625
       2,600    /2/Hemispherx Biopharma, Inc.                                                   19,013
       3,000       Hooper Holmes, Inc.                                                          80,625
       2,400    /2/Human Genome Sciences, Inc.                                                 209,700
       2,200    /2/IDEC Pharmaceuticals Corp.                                                  255,613
       4,200    /2/IDEXX Laboratories, Inc.                                                     63,525
       2,700    /2/Imclone Systems, Inc.                                                        75,263
         900    /2/Impath, Inc.                                                                 21,600
       2,500    /2/Incyte Pharmaceuticals, Inc.                                                 48,125
       1,400    /2/Inhale Therapeutic Systems                                                   38,588
       5,600       Integrated Health Services, Inc.                                              1,575
       2,500       Invacare Corp.                                                               52,188
         500    /2/Invitrogen Corp.                                                             12,500
       3,000    /2/Isis Pharmaceuticals, Inc.                                                   34,688
       3,900       Jones Pharma, Inc.                                                          120,900
       1,200    /2/KV Pharmaceutical Co., Class B                                               20,625
       1,500    /2/King Pharmaceuticals, Inc.                                                   45,375
       2,600    /2/LCA Vision, Inc.                                                             11,863
       6,800    /2/Laboratory Corporation of America Holdings                                   20,400
       2,600    /2/Laser Vision Centers, Inc.                                                   22,344
       1,700    /2/LaserSight, Inc.                                                             23,481
       3,200    /2/LifePoint Hospitals, Inc.                                                    37,800
       4,692    /2/Ligand Pharmaceuticals, Inc., Class B                                        38,416
       4,100    /2/Liposome Co., Inc.                                                           32,288
       2,200    /2/Macrochem Corp.                                                              12,169
       3,400    /2/Magellan Health Services, Inc.                                               20,613
       3,900    /2/Matria Healthcare, Inc.                                                      15,722
       1,500    /2/Maxxim Medical, Inc.                                                         36,000
       1,100    /2/Medco Research, Inc.                                                         26,538
       3,050    /2/Medicis Pharmaceutical Corp., Class A                                        93,025
       2,200       Mentor Corp.                                                                 51,838
       5,000    /2/Mid Atlantic Medical Services, Inc.                                          27,188
       3,800    /2/Millennium Pharmaceuticals, Inc.                                            266,475
         300       Mine Safety Appliances Co.                                                   19,875
       1,500    /2/NCS HealthCare, Inc., Class A                                                 4,453
       1,300    /2/Neurogen Corp.                                                               20,800
       1,500    /2/Novoste Corp.                                                                25,781
       1,300    /2/OEC Medical Systems, Inc.                                                    46,313
       3,100    /2/Oakley, Inc.                                                                 20,150
       1,700    /2/Ocular Sciences, Inc.                                                        31,238
       3,232    /2/Organogenesis, Inc.                                                          24,240
       4,300    /2/Orthodontic Centers of America, Inc.                                         59,125
       1,500    /2/Osteotech, Inc.                                                              19,594
       2,700    /2/Parexel International Corp.                                                  25,819
       1,700    /2/Pathogenesis Corp.                                                           25,500
       1,600    /2/Pediatrix Medical Group                                                      14,200
         700    /2/Perclose, Inc.                                                               34,213
       1,951    /2/Pharmaceutical Product Development, Inc.                                     19,632
       1,800    /2/Pharmaceutical Resources, Inc.                                               11,025
       1,300    /2/Pharmacyclics, Inc.                                                          45,988
       8,100    /2/Phycor, Inc.                                                                 20,250
       2,000    /2/Protein Design Laboratories, Inc.                                            80,125
       1,300    /2/Province Heathcare Co.                                                       20,963
       3,000    /2/Quest Diagnostic, Inc.                                                       84,000
       7,700    /2/Quorum Health Group, Inc.                                                    61,600
       1,700    /2/Regeneron Pharmaceuticals, Inc.                                              13,600
       4,675    /2/Renal Care Group, Inc.                                                       87,072
       1,650    /2/Res-Care, Inc.                                                               24,028
       1,600    /2/ResMed, Inc.                                                                 55,400
       3,343    /2/Respironics, Inc.                                                            28,207
       3,600    /2/Rexall Sundown, Inc.                                                         38,025
       3,400    /2/Roberts Pharmaceutical Corp.                                                109,650
       8,500    /2/SICOR, Inc.                                                                  40,375
       1,100    /2/Sabratek Corp.                                                                  894
         800    /2/SafeScience, Inc.                                                            15,200
       4,900    /2/Safeskin Corp.                                                               41,038
       1,600    /2/SangStat Medical Corp.                                                       34,600
         500    /2/Schein Pharmaceutical, Inc.                                                   4,250
       2,200    /2/Serologicals Corp.                                                            8,525
       2,850    /2/Sierra Health Services, Inc.                                                 20,841
       2,600    /2/Sola International, Inc.                                                     36,400
       7,200    /2/Steris Corp.                                                                 95,850
       4,600    /2/Summit Technology, Inc.                                                      71,588
       6,324    /2/Sun Healthcare Group, Inc.                                                      379
       2,400    /2/Sunrise Medical, Inc.                                                        13,500
       4,700    /2/Sunrise Technologies International, Inc.                                     29,375
       1,700    /2/SuperGen, Inc.                                                               47,813
       1,000    /2/Syncor International Corp.                                                   36,625
       2,100    /2/Techne Corp.                                                                 82,688
       2,800    /2/Theragenics Corp.                                                            29,750
       1,700    /2/Thermo Cardiosystems, Inc.                                                   10,731
       8,000    /2/Total Renal Care Holdings, Inc.                                              58,500
       1,800    /2/Transkaryotic Therapies, Inc.                                                83,700
         900    /2/Trex Medical Corp.                                                            2,700
       3,200    /2/Triad Hospitals, Inc.                                                        31,200
       2,700    /2/Triangle Pharmaceuticals, Inc.                                               43,875
       2,600    /2/Twinlab Corp.                                                                21,125
       2,900    /2/U.S. Bioscience, Inc.                                                        46,763
       7,008    /2/US Oncology, Inc.                                                            31,317
       4,500    /2/Unilab Corp.                                                                 25,594
       3,200       Varian Medical Systems, Inc.                                                 67,400
       1,400    /2/Ventana Medical Systems                                                      28,088
       2,700    /2/Vertex Pharmaceuticals, Inc.                                                 77,288
       1,700    /2/Vical, Inc.                                                                  24,225
         700       Vital Signs, Inc.                                                            15,138
       1,800    /2/Wesley Jessen VisionCare, Inc.                                               48,375
       1,250    /2/Xomed Surgical Products, Inc.                                                76,016
                   TOTAL                                                                     6,561,935
                   Technology--19.9%

       1,300    /2/24/7 Media, Inc.                                                             56,144
       2,200    /2/3DFX Interactive, Inc.                                                       21,175
       1,000    /2/ACT Networks, Inc.                                                            6,500
       3,100    /2/ACTV, Inc.                                                                   49,019
       1,100    /2/AVT Corp.                                                                    36,850
       1,100    /2/Abacus Direct Corp.                                                         161,150
         300    /2/About.com, Inc.                                                              14,175
       4,300    /2/Acclaim Entertainment, Inc.                                                  30,638
       2,100    /2/Actel Corp.                                                                  39,638
       2,400    /2/Activision, Inc.                                                             33,900
       1,300    /2/Actuate Software Corp.                                                       44,200
       1,600    /2/Adaptive Broadband Corp.                                                     59,100
       2,100    /2/Adtran, Inc.                                                                 77,963
       2,000    /2/Advanced Digital Information Corp.                                           74,500
       7,600    /2/Advanced Fibre Communications                                               166,250
         900    /2/Advantage Learning Systems, Inc.                                             24,863
       1,200    /2/Advent Software, Inc.                                                        72,150
       1,900    /2/Aeroflex, Inc.                                                               10,569
         600    /2/Allaire Corp.                                                                43,763
       2,900    /2/Allen Telecom, Inc.                                                          26,281
       2,600    /2/Alliance Semiconductor Corp.                                                 30,225
       1,700    /2/Alpha Industries, Inc.                                                       93,925
       4,500    /2/American Management System, Inc.                                            116,438
       1,400    /2/American Mobile Satellite Corp.                                              15,575
         325       American Satellite Network, Warrants                                              0
       1,500    /2/American Xtal Technology, Inc.                                               19,406
       9,100    /2/Amkor Technology, Inc.                                                      183,706
       4,300    /2/Ampex, Inc., Class A                                                         10,481
       1,200    /2/Anacomp, Inc.                                                                20,925
       1,600    /2/Anadigics, Inc.                                                              61,600
         700       Analogic Corp.                                                               18,375
       2,300       Analysts International Corp.                                                 26,881
       2,700    /2/Ancor Communications, Inc.                                                   85,556
       8,800    /2/Andrew Corp.                                                                113,300
       2,700    /2/Anicom, Inc.                                                                 11,138
       2,200    /2/Anixter International, Inc.                                                  45,925
       2,900    /2/AnswerThink Consulting Group, Inc.                                           47,850
       2,550    /2/Antec Corp.                                                                 123,675
       1,950    /2/Apex, Inc.                                                                   33,150
         500    /2/AppliedTheory Corp.                                                           6,125
       1,500    /2/Ardent Software, Inc.                                                        33,094
       2,500       Ashton Techonology Group, Inc.                                               16,016
       2,400    /2/Aspect Development, Inc.                                                     84,900
       5,200    /2/Aspect Telecommunications Corp.                                             130,975
       2,700    /2/Aspen Technology, Inc.                                                       34,425
       1,300    /2/Asyst Technologies, Inc.                                                     50,375
         506    /2/At Home Corp., Class A                                                       18,912
      10,500    /2/Aura System, Inc.                                                             3,885
       2,800    /2/Auspex Systems, Inc.                                                         15,575
         900    /2/Autobytel.com, Inc.                                                          12,656
         700    /2/Autoweb.com, Inc.                                                             5,994
       3,519    /2/Avant! Corp.                                                                 45,307
       2,400    /2/Avid Technology, Inc.                                                        26,550
       1,700    /2/Aware, Inc.                                                                  54,081
         609       Avnet, Inc.                                                                  33,234
       3,000    /2/Axent Technologies, Inc.                                                     44,438
       1,150    /2/BARRA, Inc.                                                                  25,408
       2,100    /2/Banyan Systems, Inc.                                                         21,788
       1,600    /2/Bell & Howell Co.                                                            45,000
         700    /2/Best Software, Inc.                                                          14,044
       3,900    /2/Billing Information Concepts Corp.                                           19,500
       1,800    /2/BindView Development Corp.                                                   54,000
         950    /2/Bio Rad Laboratories, Inc., Class A                                          22,800
         800    /2/Bottomline Technologies, Inc.                                                13,050
       5,674    /2/Brightpoint, Inc.                                                            44,505
       1,100    /2/Brio Technology, Inc.                                                        26,675
       5,700    /2/Broadvision, Inc.                                                           419,663
       1,200    /2/Brooks Automation, Inc.                                                      22,800
       1,200    /2/Brooktrout Technology, Inc.                                                  15,525
       2,687    /2/Burr Brown Corp.                                                            105,633
       4,200    /2/C-Cube Microsystems, Inc.                                                   186,900
         900    /2/CACI International, Inc., Class A                                            19,294
         600    /2/CAIS Internet, Inc.                                                           7,125
       2,500    /2/CCC Information Service Group, Inc.                                          27,500
       5,200    /2/CHS Electronics, Inc.                                                         4,550
         700    /2/CTC Communications Group, Inc.                                               12,338
       2,950    /2/Cable Design Technologies, Class A                                           57,156
       5,400    /2/Cambridge Technology Partners, Inc.                                          59,738
       1,000    /2/Carrier Access Corp.                                                         49,438
         500       Catapult Communications Corp.                                                 7,938
       2,700    /2/Celera Genomics Group                                                       105,638
       3,600    /2/Cellstar Corp.                                                               25,425
       6,200    /2/Century Business Services, Inc.                                              61,613
       4,800    /2/Ciber, Inc.                                                                  78,300
       6,400    /2/Cirrus Logic, Inc.                                                           63,600
       2,200    /2/Clarify, Inc.                                                               169,950
         600    /2/CoStar Group, Inc.                                                           14,775
         300    /2/Cognizant Technology Solutions Corp.                                         13,781
       2,600    /2/Coherent, Inc.                                                               53,463
       2,200       Cohu, Inc.                                                                   41,525
       1,800    /2/Com21, Inc.                                                                  23,850
       5,100    /2/CommScope, Inc.                                                             203,363
       2,500    /2/Complete Business Solutions, Inc.                                            36,250
       5,100    /2/Compucom System, Inc.                                                        16,416
       2,400    /2/Computer Network Technology                                                  38,550
       1,700       Computer Task Group, Inc.                                                    21,463
       4,300    /2/Concentric Network Corp.                                                    110,188
       1,400    /2/Concord Communications, Inc.                                                 72,713
       1,300    /2/Concur Technologies, Inc.                                                    14,463
       5,100    /2/Concurrent Computer Corp.                                                    58,650
       1,400    /2/Cotelligent, Inc.                                                             4,200
       2,250    /2/Credence Systems Corp.                                                      102,656
       2,600    /2/Cree Research, Inc.                                                         110,988
       1,600    /2/Cybercash, Inc.                                                              13,200
       1,100    /2/Cybex Computer Products Corp.                                                42,969
       2,900    /2/Cymer, Inc.                                                                 107,119
      11,100    /2/Cypress Semiconductor Corp.                                                 283,744
       1,900    /2/Cytyc Corp.                                                                  75,525
       1,000    /2/DBT Online, Inc.                                                             23,375
       4,200    /2/DSP Communications, Inc.                                                    147,788
       1,200    /2/DSP Group, Inc.                                                              57,300
       3,100       Dallas Semiconductor Corp.                                                  182,513
       1,100    /2/Data Transmission Network Corp.                                              27,019
       1,700    /2/Datastream Systems, Inc.                                                     17,425
       2,850    /2/Dendrite International, Inc.                                                 89,419
       1,600    /2/Digital River, Inc.                                                          36,300
       6,700    /2/Digtial Microwave Corp.                                                      99,663
       1,600    /2/Documentum, Inc.                                                             45,400
         800    /2/EMCORE Corp.                                                                 11,000
       2,700    /2/ESS Technology, Inc.                                                         35,606
         600    /2/EarthWeb, Inc.                                                               18,675
       2,000    /2/Echelon Corp.                                                                15,750
       3,100    /2/Eclipsys Corp.                                                               49,213
       1,900    /2/Edify Corp.                                                                  24,581
         900    /2/Electric Lightwave, Inc., Class A                                            13,669
       2,100    /2/Electroglas, Inc.                                                            57,947
       1,800    /2/Emulex Corp.                                                                280,688
       1,300    /2/Engineering Animation, Inc.                                                  11,700
       1,700    /2/Entrust Technologies, Inc.                                                   42,713
       4,349    /2/Epicor Software Corp.                                                        20,930
       2,300    /2/Etec Systems, Inc.                                                           87,831
       1,000    /2/Exar Corp.                                                                   36,125
       1,200    /2/Excalibur Technologies Corp.                                                 11,100
         600    /2/Excel Switching Corp.                                                        21,338
       1,200    /2/Exchange Applications, Inc.                                                  32,700
       2,500    /2/FSI International, Inc.                                                      20,000
       1,050       FactSet Research Systems                                                     69,759
       1,100       Fair Isaac & Co., Inc.                                                       42,488
       3,400    /2/Filenet Corp.                                                                56,206
       1,700    /2/First Consulting Group, Inc.                                                 14,344
         900    /2/FlashNet Communications, Inc.                                                 8,663
         300    /2/Flycast Communications Corp.                                                 15,113
       3,700    /2/GT Interactive Software                                                      10,175
       2,800    /2/GenRad, Inc.                                                                 53,550
       3,200    /2/General Semiconductor, Inc.                                                  33,600
       1,000    /2/Genesys Telecommunications Laboratories, Inc.                                49,125
       2,100       Gerber Scientific, Inc.                                                      39,638
       6,600    /2/Glenayre Technologies, Inc.                                                  19,594
         400    /2/Globix Corp.                                                                 14,400
       2,100    /2/Go2Net, Inc.                                                                147,788
       1,000    /2/Great Plains Software, Inc.                                                  55,500
       2,600    /2/HNC Software                                                                103,838
       4,275    /2/Harbinger Corp.                                                              68,133
       2,800    /2/Harmonic Lightwaves, Inc.                                                   166,250
       2,400       Helix Technology Corp.                                                       96,750
       1,400       Henry Jack & Associates, Inc.                                                50,925
         700    /2/Hi/fn, Inc.                                                                  25,419
       2,100    /2/Hutchinson Technology, Inc.                                                  53,550
       3,280    /2/Hyperion Solutions Corp.                                                     79,950
       1,500    /2/IDX Systems Corp.                                                            27,375
       1,650    /2/IMRglobal Corp.                                                              16,913
         900    /2/IPC Information Systems, Inc.                                                48,375
       2,500    /2/ISS Group, Inc.                                                              95,313
         900    /2/ITI Technologies, Inc.                                                       24,413
       2,400    /2/Identix, Inc.                                                                18,150
       4,100    /2/Imation Corp.                                                               125,819
       2,400    /2/In Focus Systems, Inc.                                                       47,550
       4,448    /2/Inacom Corp.                                                                 21,406
         600    /2/Inet Technologies, Inc.                                                      22,950
       2,800    /2/InfoCure Corp.                                                               44,100
         900    /2/Informatica Corp.                                                            65,025
      20,100    /2/Informix Corp.                                                              153,263
       1,600       Innovex, Inc.                                                                12,800
       8,800    /2/Integrated Device Technology, Inc.                                          180,950
       1,900    /2/Integrated Systems, Inc.                                                     31,944
       2,200       Inter-Tel, Inc.                                                              34,925
         900    /2/InterVU, Inc.                                                                49,388
       4,600    /2/Intergraph Corp.                                                             17,825
         400    /2/International Integration, Inc.                                              25,850
       5,500    /2/International Rectifier Corp.                                               106,906
       1,800    /2/International Telecommunication Data Systems, Inc.                           17,888
       3,100    /2/Intervoice, Inc.                                                             38,363
       1,500    /2/Intraware, Inc.                                                              27,563
      28,600    /2/Iomega Corp.                                                                 87,588
       2,200    /2/JDA Software Group, Inc.                                                     19,800
         700    /2/Juno Online Services, Inc.                                                   10,588
       3,000    /2/Kent Electronics Corp.                                                       58,313
       5,700    /2/Komag, Inc.                                                                   9,441
       1,300    /2/Kopin Corp.                                                                  54,600
       1,350    /2/Kronos, Inc.                                                                 60,581
       2,500    /2/Kulicke & Soffa Industries                                                   73,594
       3,800    /2/LTX Corp.                                                                    60,088
       4,100    /2/Lam Research Corp.                                                          346,194
       1,700    /2/Lason Holdings, Inc.                                                         63,166
         300    /2/Latitude Communications, Inc.                                                 9,600
       4,800    /2/Lattice Semiconductor Corp.                                                 169,800
       1,000    /2/Launch Media, Inc.                                                           10,875
       3,000       Learn2.Com, Inc.                                                              9,094
       2,000    /2/MAPICS, Inc.                                                                 17,000
       2,100    /2/MEMC Electronic Materials                                                    29,925
       1,700    /2/MICROS Systems Corp.                                                         78,678
         700    /2/MKS Instruments, Inc.                                                        14,700
       3,200    /2/MMC Networks, Inc.                                                          102,000
       2,500    /2/MRV Communications, Inc.                                                     54,219
       3,100    /2/MTI Technology Corp.                                                         52,506
       2,000       MTS Systems Corp.                                                            20,250
         400    /2/Maker Communications, Inc.                                                   10,675
         500    /2/Manhattan Associates, Inc.                                                    2,469
       2,100    /2/Manugistics Group, Inc.                                                      24,150
         300       Marketwatch.Com, Inc.                                                        15,750
       3,700    /2/Mastech Corp.                                                                63,363
       6,600    /2/Maxtor Corp.                                                                 36,300
       1,000       Maxwell Technologies, Inc.                                                   10,625
         800    /2/Mechanical Technology, Inc.                                                  17,000
         300    /2/Media Metrix, Inc.                                                           14,063
       1,300    /2/Mediconsult.com, Inc.                                                         7,719
       3,800    /2/Medquist, Inc.                                                              121,600
       7,000    /2/Mentor Graphics Corp.                                                        56,438
       1,100    /2/Mercury Computer Systems, Inc.                                               49,363
       3,900    /2/Mercury Interactive Corp.                                                   316,388
       8,500    /2/Merisel, Inc.                                                                11,422
       2,500    /2/MessageMedia, Inc.                                                           29,531
       3,800       Methode Electronics, Inc., Class A                                           60,800
       1,100    /2/Metricom, Inc.                                                               48,331
         700    /2/Metro Information Services, Inc.                                              9,538
       3,000    /2/Micrel, Inc.                                                                163,125
       4,000    /2/MicroStrategy, Inc.                                                         386,500
       1,100    /2/Micromuse, Inc.                                                             117,563
       3,700    /2/Micron Electronics, Inc.                                                     37,925
       1,000    /2/Molecular Devices Corp.                                                      37,000
       1,100    /2/Mpath Interactive, Inc.                                                      12,375
       1,200    /2/Multex.com, Inc.                                                             19,275
       1,700    /2/NVIDIA Corp.                                                                 37,613
       3,400       National Computer Systems, Inc.                                             128,563
       2,475    /2/National Instruments Corp.                                                   74,405
       1,400    /2/Navarre Corp.                                                                 9,100
       2,700    /2/NeoMagic Corp.                                                               21,516
         700    /2/Neon Systems, Inc.                                                           12,425
       1,100    /2/Net Perceptions, Inc.                                                        17,600
         600    /2/NetObjects, Inc.                                                              4,238
         600    /2/Netopia, Inc.                                                                32,025
       2,300    /2/Network Equipment Technologies, Inc.                                         23,431
       1,300    /2/Network Peripherals, Inc.                                                    36,400
         700    /2/ONYX Software Corp.                                                          15,663
         400    /2/Omega Research, Inc.                                                          2,300
       1,300    /2/OnHealth Network Co.                                                          8,369
       1,900    /2/OneMain.com, Inc.                                                            30,875
       2,900    /2/Open Market, Inc.                                                            51,475
       1,200       Optical Coating Laboratories, Inc.                                          128,250
       5,200    /2/P-COM, Inc.                                                                  24,050
         200    /2/PC Order.com Inc.                                                             9,900
          53       PE Corp.-PE Biosystems Group, Warrants                                          841
       1,400    /2/PLX Technology, Inc.                                                         22,400
       2,000    /2/PRI Automation, Inc.                                                         80,250
       7,100    /2/Pairgain Technologies, Inc.                                                  86,975
       1,300    /2/Pegasus Systems, Inc.                                                        55,575
       3,100    /2/Pegasystems, Inc.                                                            24,219
       2,700    /2/Peregrine Systems, Inc.                                                     118,463
       4,800       PerkinElmer, Inc.                                                           195,900
       1,400    /2/Pervasive Software, Inc.                                                     13,650
       2,700    /2/Phoenix Technology, Ltd.                                                     31,050
       2,300    /2/Photronics, Inc.                                                             48,156
       4,300    /2/PictureTel Corp.                                                             15,050
       1,900    /2/Pinnacle Systems, Inc.                                                       52,725
       2,625       Pioneer Standard Electronics, Inc.                                           34,289
       3,300       Pittway Corp., Class A                                                      108,900
       1,800    /2/Plantronics, Inc.                                                           105,413
       4,700       Polaroid Corp.                                                              104,869
       3,800    /2/Policy Management System Corp.                                               72,913
       2,200    /2/Polycom, Inc.                                                               110,000
       1,100    /2/Power Integrations, Inc.                                                    112,131
       4,900    /2/Premiere Technologies, Inc.                                                  26,950
       2,600    /2/Premisys Communications, Inc.                                                25,188
       1,700    /2/Progress Software Corp.                                                      56,950
         600    /2/Project Software & Development, Inc.                                         28,875
       1,100    /2/Proxicom, Inc.                                                               84,425
       1,100    /2/Proxim, Inc.                                                                 51,494
       1,900    /2/ProxyMed, Inc.                                                               23,750
       1,900    /2/PubliCARD, Inc.                                                              14,606
       1,100    /2/QRS Corp.                                                                    61,188
       2,400    /2/QuadraMed Corp.                                                              13,500
       2,300    /2/REMEC, Inc.                                                                  24,006
       3,800    /2/RSA Security, Inc.                                                          134,900
         500    /2/RWD Technologies, Inc.                                                        4,063
         700    /2/RadiSys Corp.                                                                37,100
       1,100    /2/Radiant Systems, Inc.                                                        17,325
       3,100    /2/Rare Medium Group, Inc.                                                      45,725
         300    /2/Razorfish, Inc.                                                              22,125
       4,900    /2/Read-Rite Corp.                                                              19,294
       2,500    /2/Remedy Corp.                                                                107,500
       5,500    /2/S3, Inc.                                                                     55,000
       3,300    /2/SAGA Systems, Inc.                                                           47,850
       1,300    /2/SCM Microsystems, Inc.                                                       61,425
         900    /2/SERENA Software, Inc.                                                        16,875
         800    /2/SPSS, Inc.                                                                   14,200
       1,100    /2/SS&C Technologies, Inc.                                                       4,950
       2,600    /2/SVI Holdings, Inc.                                                           20,475
       1,400    /2/Sagent Technology, Inc.                                                      18,638
       1,300    /2/Sanchez Computer Associates                                                  28,600
       2,200    /2/Sandisk Corp.                                                               133,375
       1,900    /2/Santa Cruz Operation, Inc.                                                   25,056
       2,600    /2/Sawtek, Inc.                                                                106,600
       2,700    /2/Security First Technologies Corp.                                           108,506
       3,200    /2/Semtech Corp.                                                               122,600
       3,500    /2/Silicon Valley Group, Inc.                                                   43,750
         200    /2/Siliconix, Inc.                                                              11,650
         300    /2/Silknet Software, Inc.                                                       24,000
       1,900    /2/Sipex Corp.                                                                  21,850
       3,000    /2/Smart Modular Technologies, Inc.                                            111,375
         900    /2/SoftNet Systems, Inc.                                                        20,250
       1,400    /2/Source Media, Inc.                                                           10,719
         905    /2/SpectraSite Holdings, Inc.                                                    9,050
       2,633    /2/SpeedFam-IPEC, Inc.                                                          29,128
       1,700    /2/Sportsline USA, Inc.                                                         61,094
       1,600    /2/Spyglass, Inc.                                                               25,700
       1,200    /2/Stanford Telcommunications, Inc.                                             33,600
       3,817    /2/Structural Dynamics Research Corp.                                           37,693
         400    /2/Sunquest Information Systems, Inc.                                            5,300
         800    /2/Superior Consultant Holdings Corp.                                            8,500
       8,800    /2/Sybase, Inc.                                                                118,800
       2,300    /2/Sykes Enterprises, Inc.                                                      71,013
         500    /2/Syntel, Inc.                                                                  4,125
       3,500    /2/Systems & Computer Technology Corp.                                          37,625
       1,200    /2/THQ, Inc.                                                                    49,350
       1,500    /2/TSI International Software Ltd.                                              36,000
       4,400    /2/Technology Solutions Corp.                                                   90,200
       2,900    /2/Tekelec, Inc.                                                                36,794
       4,700       Tektronix, Inc.                                                             158,625
       1,100    /2/Telescan, Inc.                                                               18,288
         500    /2/TenFold Corp.                                                                11,750
       1,500    /2/Terayon Communication Systems, Inc.                                          65,625
       1,708       Texas Instruments, Inc.                                                     153,277
         600    /2/TheStreet.com, Inc.                                                          11,963
       1,100    /2/Theglobe.com, Inc.                                                           11,825
         200    /2/Thermo Bioanalysis Corp.                                                      3,400
         400    /2/Thermo Optek Corp.                                                            3,400
         300    /2/ThermoSpectra Corp.                                                           4,725
         600    /2/Thermoquest Corp.                                                             6,300
       3,900    /2/Titan Corp.                                                                  65,325
       1,400    /2/Towne Services, Inc.                                                          3,850
       2,700    /2/TranSwitch Corp.                                                            127,069
       1,150    /2/Transaction Network Services, Inc.                                           45,784
       3,300    /2/Transaction Systems Architects, Inc., Class A                               101,475
       2,200    /2/Trimble Navigation Ltd.                                                      35,750
       1,550    /2/Triquint Semiconductor, Inc.                                                124,000
       1,200    /2/Tut Systems, Inc.                                                            40,050
       4,200       Tyler Technologies, Inc.                                                     19,688
       4,500    /2/UNOVA, Inc.                                                                  59,906
       1,000    /2/USinternetworking, Inc.                                                      33,313
       2,300    /2/Ultratech Stepper, Inc.                                                      36,513
         500    /2/Unigraphics Solutions, Inc.                                                  10,781
       2,800    /2/Vantive Corp.                                                                32,550
       3,200    /2/Varian Semiconductor Equipment Associates, Inc.                              72,400
       3,200    /2/Varian, Inc.                                                                 60,400
         900    /2/Veeco Instruments, Inc.                                                      30,544
       1,300    /2/Verity, Inc.                                                                 89,538
       3,600    /2/VerticalNet, Inc.                                                           201,600
       2,800    /2/Visio Corp.                                                                 110,863
       2,200    /2/Visual Networks, Inc.                                                        91,575
       2,600    /2/WESCO International, Inc.                                                    20,475
         600       Watkins Johnson Co.                                                          22,200
       3,700    /2/Wave Systems Corp.                                                           35,150
       2,300    /2/Wavo Corp.                                                                    9,128
         600    /2/WebTrends Corp.                                                              37,050
       1,800    /2/Westell Technologies, Inc., Class A                                          12,713
       9,600    /2/Western Digital Corp.                                                        30,600
       3,525    /2/Wind River Systems, Inc.                                                     71,822
       4,800    /2/World Access, Inc.                                                           61,500
       1,100    /2/WorldGate Communications, Inc.                                               23,513
       2,300    /2/Xircom, Inc.                                                                116,006
         800    /2/Xoom, Inc.                                                                   50,000
       2,600    /2/Zebra Technologies Corp., Class A                                           141,375
         900    /2/eFax.com, Inc.                                                                7,791
         400    /2/eShare Technologies, Inc.                                                     1,950
       1,400    /2/iVillage, Inc.                                                               35,788
                   TOTAL                                                                    20,151,574
                   Transportation--2.2%

         800    /2/AHL Services, Inc.                                                           15,200
       3,600       Air Express International Corp.                                              95,850
       6,000    /2/AirTran Holdings, Inc.                                                       27,375
       5,200       Airborne Freight Corp.                                                      111,800
       2,600    /2/Alaska Air Group, Inc.                                                      103,350
       4,600       Alexander and Baldwin, Inc.                                                 110,400
       3,602    /2/America West Holdings Corp., Class B                                         74,516
         800    /2/American Classic Voyages                                                     20,000
       2,300    /2/American Freightways Corp.                                                   47,438
         300    /2/Amtran, Inc.                                                                  6,113
       2,000       Arnold Industries, Inc.                                                      20,063
       1,300    /2/Atlantic Coast Airlines Holdings                                             30,225
       1,550    /2/Atlas Air, Inc.                                                              41,850
       4,400       C.H. Robinson Worldwide, Inc.                                               148,775
       1,000    /2/Carey International, Inc.                                                    21,188
         400    /2/Cheap Tickets, Inc.                                                           6,400
       1,300       Circle International Group, Inc.                                             28,600
       2,200    /2/Consolidated Freightways Corp.                                               17,325
         800    /2/Covenant Transport, Inc., Class A                                            12,300
       1,000    /2/Dril-Quip, Inc.                                                              23,375
       1,650    /2/Eagle USA Airfreight, Inc.                                                   48,675
       3,300       Florida East Coast Industries, Inc.                                         122,925
       1,000    /2/Forward Air Corp.                                                            29,438
       2,100    /2/Fritz Companies, Inc.                                                        23,494
       1,800    /2/Frontier Airlines, Inc.                                                      17,888
       1,845    /2/Heartland Express, Inc.                                                      25,023
         700    /2/Hub Group, Inc.                                                              13,300
       2,300       Hunt (J.B.) Transportation Services, Inc.                                    29,613
       2,150    /2/Iron Mountain, Inc.                                                          65,038
       2,150    /2/Kirby Corp.                                                                  38,969
         700    /2/Knight Transportation, Inc.                                                   9,450
       1,100    /2/Landstar System, Inc.                                                        44,550
       1,000    /2/M.S. Carriers, Inc.                                                          28,250
       3,000    /2/Mesa Air Group, Inc.                                                         16,875
       1,250    /2/Mesaba Holdings, Inc.                                                        14,375
       1,500    /2/Midwest Express Holdings, Inc.                                               43,969
       2,850    /2/MotivePower Industries, Inc.                                                 34,022
       2,900       Overseas Shipholding Group, Inc.                                             37,338
         800    /2/Pierce Leahy Corp.                                                           23,550
       2,000       Pittston BAX Group                                                           14,750
       1,300    /2/Preview Travel, Inc.                                                         39,650
       1,400       RPC Energy Services, Inc.                                                     9,713
       1,400       Roadway Express, Inc.                                                        29,225
       4,925       Rollins Truck Leasing Corp.                                                  47,403
       2,200       SkyWest, Inc.                                                                54,588
       3,925    /2/Swift Transportation Co.                                                     68,442
       6,200    /2/Trans World Airlines, Inc.                                                   20,538
         700    /2/US Xpress Enterprises, Inc., Class A                                          5,950
       2,850       USFreightways Corp.                                                         129,141
       3,275       Werner Enterprises, Inc.                                                     52,195
       2,600       Westinghouse Air Brake, Co.                                                  47,775
       5,400    /2/Wisconsin Central Transportation Corp.                                       74,925
       2,600    /2/Yellow Corp.                                                                 44,200
                   TOTAL                                                                     2,267,380
                   Utilities--3.9%

       6,100       AGL Resources, Inc.                                                         106,369
       1,000       American States Water Co.                                                    34,313
       1,200       Aquarion Co.                                                                 43,575
       3,250       Atmos Energy Corp.                                                           73,734
       4,300       Avista Corp.                                                                 77,400
       2,300       Black Hills Corp.                                                            51,750
       3,500       CMP Group, Inc.                                                              93,188
         900       CTG Resources, Inc.                                                          33,413
       1,200       California Water Service Group                                               34,800
       1,200       Cascade Natural Gas Corp.                                                    21,750
       1,800       Central Hudson Gas & Electric Corp.                                          67,388
         466    /2/Citizens Utilities Co., Class B                                               5,385
       2,400       Cleco Corp.                                                                  79,500
       1,100       Connecticut Energy Corp.                                                     41,525
         900       E'Town Corp.                                                                 41,456
       2,400       Eastern Enterprises                                                         122,700
       2,200       Eastern Utilities Association                                                66,550
       6,400    /2/El Paso Electric Co.                                                         58,400
       1,800       Empire Distribution Electric Co.                                             44,325
       2,800       Energen Corp.                                                                51,800
       3,600       Equitable Resources, Inc.                                                   131,400
       3,400       Hawaiian Electric Industries, Inc.                                          114,750
       4,000       Idacorp, Inc.                                                               120,750
       3,133       Indiana Energy, Inc.                                                         63,247
       1,900       Laclede Gas Co.                                                              40,494
       5,625       MDU Resources Group, Inc.                                                   131,484
       1,700       Madison Gas & Electric Co.                                                   35,488
       1,400       NUI Corp.                                                                    34,738
       1,900       New Jersey Resources Corp.                                                   77,306
       2,700       Northwest Natural Gas Co.                                                    69,863
       2,500       Northwestern Corp.                                                           57,031
       3,400       ONEOK, Inc.                                                                  99,238
       1,300       Otter Tail Power Co.                                                         54,600
       1,200       Pennsylvania Enterprises                                                     40,875
       3,800       Philadelphia Suburban Corp.                                                  87,400
       3,300       Piedmont Natural Gas, Inc.                                                  105,600
       3,900       Public Service Co. of New Mexico                                             69,713
       2,200       Public Service Co. of North Carolina, Inc.                                   69,163
       3,900       RGS Energy Group, Inc.                                                       97,256
       2,500       SIGCORP, Inc.                                                                65,000
         200       SJW Corp.                                                                    23,450
       1,832       Semco Energy, Inc.                                                           25,763
      10,228       Sierra Pacific Resources                                                    230,130
         824       South Jersey Industries, Inc.                                                21,424
       1,989    /2/Southern Union Co.                                                           40,277
       3,300       Southwest Gas Corp.                                                          76,725
       2,700       Southwestern Energy Co.                                                      21,600
       1,300       TNP Enterprises, Inc.                                                        51,838
         600       Trigen Energy Corp.                                                          13,988
       3,900       UGI Corp.                                                                    93,600
       3,460    /2/UniSource Energy Corp.                                                       39,790
       1,500       United Illuminating Co.                                                      77,625
       2,936       United Water Resources, Inc.                                                 99,090
       4,000       WICOR, Inc.                                                                 119,000
       2,800       WPS Resources Corp.                                                          80,850
       4,900       Washington Gas Light Co.                                                    133,219
       1,600       Western Gas Resources, Inc.                                                  26,300
       1,100       Yankee Energy Systems, Inc.                                                  46,750
                   TOTAL                                                                     3,936,136
                   TOTAL COMMON STOCKS (IDENTIFIED COST $77,341,795)                        87,295,445
                   PREFERRED STOCKS--0.0%
                   Health Care--0.0%

          76       Genesis Health Ventures, Inc. (IDENTIFIED COST $28,732)                           0
Principal                                                                                        Value
Amount
                   SHORT-TERM U.S. GOVERNMENT OBLIGATION0.7%3

     700,000       United States Treasury Bill, 1/6/2000 (IDENTIFIED COST                      694,120
                   $694,097)
                   REPURCHASE AGREEMENT11.6%4

  11,820,000       ABN AMRO, Inc., 5.34%, dated 10/29/1999, due 11/1/1999 (AT               11,820,000
                   AMORTIZED COST)
                   TOTAL INVESTMENTS (IDENTIFIED COST $89,884,624)5                       $ 99,809,565



/1/The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $12,954,000 at October 31, 1999, which represents 12.8% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 98.8%.

/2/Non-income producing security.

/3/Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

/4/The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

/5/The cost of investments for federal tax purposes amounts to $90,816,464. The net unrealized appreciation of investments on a federal tax basis amounts to $8,993,101 which is comprised of $23,515,299 appreciation and $14,522,198 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($101,486,465) at October 31, 1999.

The following acronyms are used throughout this portfolio:

ADR       --American Depositary Receipt
REIT      --Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements




Statement of Assets and Liabilities

OCTOBER 31, 1999



Assets:
Investment in repurchase agreement                                                                            $    11,820,000
Investments in securities                                                                                          87,989,565
 TOTAL INVESTMENTS IN SECURITIES, AT VALUE (IDENTIFIED COST $89,884,624 AND TAX                                    99,809,565
  COST $90,816,464)
Cash                                                                                                                  249,382
Income receivable                                                                                                      94,007
Receivable for investments sold                                                                                       238,824
Receivable for shares sold                                                                                          1,114,662
Receivable for daily variation margin                                                                                 107,208
Prepaid Expenses                                                                                                        8,105
 TOTAL ASSETS                                                                                                     101,621,753
Liabilities:
Payable for investments purchased                                                         $   27,327
Payable for shares redeemed                                                                  107,961
 TOTAL LIABILITIES                                                                                                    135,288
Net Assets for 7,448,325 shares outstanding                                                                   $   101,486,465
Net Assets Consist of:

Paid in capital                                                                                               $    81,577,514
Net unrealized appreciation of investments and futures contracts                                                    9,963,361
Accumulated net realized gain on investments and futures contracts                                                  9,945,590
 TOTAL NET ASSETS                                                                                             $   101,486,465
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:

Net Asset Value and Offering Price Per Share ($97,234,518 / 7,135,433 shares                                     $      13.63
 outstanding)
Redemption Proceeds Per Share                                                                                    $      13.63
Class C Shares:
Net Asset Value and Offering Price Per Share ($4,251,947 / 312,892 shares                                        $      13.59
 outstanding)

Redemption Proceeds Per Share (99/100 of $13.59)1                                                                $      13.45



/1/See "What Do Shares Cost?"

     See Notes which are an integral part of the Financial Statements




Statement of Operations

YEAR ENDED OCTOBER 31, 1999




Investment Income:
Dividends (net of foreign taxes withheld of $306)                                                                   $   1,356,995
Interest                                                                                                                  626,467
 TOTAL INCOME                                                                                                           1,983,462
Expenses:
Investment advisory fee                                                                     $   591,726
Custodian fees                                                                                   75,641
Transfer and dividend disbursing agent fees and expenses                                         80,656
Directors'/Trustees' fees                                                                         4,816
Auditing fees                                                                                    14,052
Legal fees                                                                                        3,306
Portfolio accounting fees                                                                        82,887
Distribution services feeClass C Shares                                                          18,981
Shareholder services feeInstitutional Shares                                                    289,536
Shareholder services feeClass C Shares                                                            6,327
Share registration costs                                                                         36,691
Printing and postage                                                                             57,789
Insurance premiums                                                                                1,672
Miscellaneous                                                                                     6,389
 TOTAL EXPENSES                                                                               1,270,469
Waiver:
Waiver of shareholder services feeInstitutional Shares                                         (150,559)
Net expenses                                                                                                            1,119,910
Net investment income                                                                                                     863,552
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments and futures contracts                                                                 10,152,390
Net change in unrealized appreciation of investments and futures contracts                                              3,230,965
Net realized and unrealized gain on investments and futures contracts                                                  13,383,355
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $  14,246,907



See Notes which are an integral part of the Financial Statements




Statement of Changes in Net Assets




Year Ended October 31                                                                              1999                  1998

Increase (Decrease) in Net Assets
Operations:

Net investment income                                                                        $      863,552        $    1,082,998
Net realized gain on investments and futures contracts ($11,177,834 and                          10,152,390             7,723,489
 $7,778,675, respectively, as computed for federal tax purposes)

Net change in unrealized appreciation of investments and futures contracts                        3,230,965           (24,459,690)
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                  14,246,907           (15,653,203)
Distributions to Shareholders:
Distributions from net investment income

Institutional Shares                                                                               (962,809)           (1,195,686)
Class C Shares                                                                                       (1,640)                 (506)
Distributions from net realized gain on investments and futures contracts

Institutional Shares                                                                             (7,701,941)          (12,347,168)
Class C Shares                                                                                      (77,652)               (3,988)
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                               (8,744,042)          (13,547,348)
Share Transactions:
Proceeds from sale of shares                                                                    247,992,067           234,148,863
Net asset value of shares issued to shareholders in payment of distributions                      5,642,185             6,316,298
 declared

Cost of shares redeemed                                                                        (277,245,957)         (242,139,218)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                         (23,611,705)           (1,674,057)
Change in net assets                                                                            (18,108,840)          (30,874,608)
Net Assets:
Beginning of period                                                                             119,595,305           150,469,913
End of period (including accumulated undistributed net investment income of $0 and           $  101,486,465        $  119,595,305
 $85,541, respectively)



See Notes which are an integral part of the Financial Statements




Notes to Financial Statements

OCTOBER 31, 1999

Organization

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for certain dividends. The following reclassifications have been made to the financial
statements.

                      Increase (Decrease)

Accumulated                                      Accumulated
Net Realized Gain                               Undistributed
on Investments and                             Net Investment
Futures Contracts                                  Income
$(15,356)                                                $15,356




Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 1999, the Fund had realized gains on futures contracts of $220,671. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At October 31, 1999, the Fund had outstanding futures contracts as set forth below:




Expiration Date       Contracts to        Position         Unrealized
                        Deliver/                          Appreciation

                         Receive

December 1999        60 Russell 2000     Long                    $38,420



Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

 Transactions in shares were as follows:




 Year Ended October 31                                                                               1999              1998/1/
Class C Shares:

Shares sold                                                                                       536,474            95,668
Shares issued to shareholders in payment of distributions declared                                  5,613               303
Shares redeemed                                                                                  (313,903)          (11,263)
 NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS                                             228,184            84,708

Year Ended October 31                                                                                1999              1998
Institutional Shares:
Shares sold                                                                                    17,708,794        15,678,221
Shares issued to shareholders in payment of distributions declared                                436,951           425,161
Shares redeemed                                                                               (20,110,830)      (16,024,006)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS                                     (1,965,085)           79,376
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                  (1,736,901)          164,084


/1/Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

Management Fee and Other Transactions with Affiliates

Management Fee

Federated Investment Management Company, the Fund's investment adviser (the "Manager"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager") the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



Share Class Name                      Percentage of Average Daily Net
                                              Assets of Class


Class C Shares                                                   0.75%



Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1999, were as follows:




Purchases                                             $49,606,507
Sales                                                 $72,665,530



YEAR 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST

AND SHAREHOLDERS OF FEDERATED MINI-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mini-Cap Fund (one of the portfolios constituting Federated Index Trust) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Fund of Federated Index Trust at October 31, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 16, 1999



[Logo of Federated]

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

Class C shares


DECEMBER 31, 1999





A Statement of Additional Information (SAI) dated December 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[Logo of Federated]

Federated Mini-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

--------------------------

Federated Securities Corp., Distributor



Investment Company Act File No. 811-6061


Cusip 31420E601


G01169-01 (12/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

Prospectus
Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000(R) Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/ service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to
their accuracy, or completeness, or otherwise.     As with all mutual funds, the
Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to
the contrary is a criminal offense.      NOT FDIC INSURED MAY LOSE VALUE NO BANK
GUARANTEE

CONTENTS


Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            6
How to Purchase Shares                                           6
How to Redeem Shares                                             7
Account and Share Information                                    9
Who Manages the Fund?                                            9
Financial Information                                           10
Report of Ernst & Young LLP, Independent Auditors               76



DECEMBER 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid- range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and
policies described in this prospectus.      WHAT ARE THE FUND'S MAIN INVESTMENT
STRATEGIES?     The Fund invests at least 80% of its assets in the small
capitalization common stocks comprising the Index.      WHAT ARE THE MAIN RISKS
OF INVESTING IN THE FUND?     All mutual funds take investment risks. Therefore,
it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 . Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

 . Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

 . Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.



  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Chart goes here]



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 0.66%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 15.83% (quarter ended June 30, 1997). Its lowest quarterly return was (20.58%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Russell 2000 Index(R)2, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                           Institutional          Russell
                                              Shares             2000(R)

1 Year                                       (4.34%)             (2.55%)
5 Years                                      10.26%              11.87%
Start of Performance1                        12.30%              14.72%

1  The Fund's Institutional Shares start of performance date was August 11,
   1992.

2 Russell 2000 Index(R) measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged and investments cannot be made in an index.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.



Shareholder Fees

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a

percentage of offering price)                                          None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as
applicable)                                                            None

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage

of offering price)                                                     None
Redemption Fee (as a percentage of amount redeemed,
if applicable)                                                         None
Exchange Fee                                                           None

Annual Fund Operating Expenses (Before Waiver)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                         0.50%
Distribution (12b-1) Fee                                               None
Shareholder Services Fee/2/                                            0.25%
Other Expenses                                                         0.31%
Total Annual Fund Operating Expenses                                   1.06%

/1/ Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.

     Total Waiver of Fund Expenses                                     0.13%
     Total Actual Annual Fund Operating Expenses (after waiver)        0.93%

/2/ The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.12% for the fiscal year ended October 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                     $  108
3 Years                                                    $  337
5 Years                                                    $  585
10 Years                                                   $1,294


What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the Index was $2 million to $27.9 billion. As of the same date, the weighted median market capitalization of the Fund was $610 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?



Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Stock Index Futures

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.



What are the Specific Risks of Investing in the Fund?

Stock Market Risks



The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

  Futures contracts are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.



  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).



DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account

    Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.     You will
become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 .   Fund Name and Share Class, account number and account registration;
 .   amount to be redeemed; and
 .   signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the
account was opened:      . an electronic transfer to your account at a financial
institution that is an

   ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;

 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 1999, placed approximately $56.7 billion in assets with the Sub- Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non- financial institution clients invest. In total, the Sub- Manager manages 67 commingled/common trust funds. Northern Trust Corporation is a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1999, total assets of Northern Trust Corporation were $30 billion and trust assets under administration were $1.383 trillion.

  The Manager and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

Management Fees

The Manager receives an annual management fee equal to 0.50% of the Fund's average daily net assets. The Manager may waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would
not have a material adverse effect on the Fund.      Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 76.


Year Ended October 31                 1999            1998                 1997                   1996                  1995

Net Asset Value, Beginning of

 Period                              $ 13.02         $  16.68             $  14.39               $  13.33              $  11.65
Income From Investment
 Operations:

Net investment income                   0.11             0.13                 0.15                   0.16                  0.15
Net realized and unrealized
 gain (loss) on investments             1.43            (2.19)                3.51                   1.78                  1.74
 and futures contracts
 TOTAL FROM INVESTMENT

  OPERATIONS                            1.54            (2.06)                3.66                   1.94                  1.89
Less Distributions:
Distributions from net
 investment income                     (0.11)           (0.14)               (0.14)                 (0.16)                (0.14)
Distributions from net
 realized gain on investments

 and futures contracts                 (0.82)           (1.46)               (1.23)                 (0.72)                (0.07)
 TOTAL DISTRIBUTIONS                   (0.93)           (1.60)               (1.37)                 (0.88)                (0.21)
Net Asset Value, End of Period       $ 13.63         $  13.02             $  16.68               $  14.39              $  13.33
Total Return/1/                        12.43%          (13.46%)              27.54%                 15.09%                16.44%

Ratios to Average Net Assets:

Expenses/2/                             1.06%            0.95%                0.94%                  0.97%                 0.80%
Net investment income/2/                0.66%            0.67%                0.78%                  0.91%                 1.18%
Expenses (after waivers)                0.93%            0.82%                0.76%                  0.74%                 0.75%
Net investment income (after
 waivers)                               0.79%            0.80%                0.96%                  1.14%                 1.23%
Supplemental Data:
Net assets, end of period
 (000 omitted)                       $97,235         $118,494             $150,470               $144,690              $132,399
Portfolio turnover                        47%              48%                  52%                    42%                   42%

/1/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/2/ During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

       See Notes which are an integral part of the Financial Statements


Portfolio of Investments

OCTOBER 31, 1999



 Shares                                                                                      Value
              COMMON STOCKS--86.1%1

              Basic Materials--4.8%

     1,500    2  ACX Technologies, Inc.                                                 $     11,719
       800    2  AFC Cable Systems, Inc.                                                      30,100
     4,200       ASARCO, Inc.                                                                123,900
     1,800    2  ATMI, Inc.                                                                   48,487
     6,700    2  Airgas, Inc.                                                                 63,650
     2,635       Albemarle Corp.                                                              46,771
     1,500    2  Alpine Group, Inc.                                                           19,781
     1,650       American Business Products, Inc.                                             21,553
       500       American Woodmark Corp.                                                      11,125
     2,300       Arch Chemicals, Inc.                                                         33,925
     1,800       Arch Coal, Inc.                                                              20,137
    13,600       Battle Mountain Gold Co.                                                     36,550
    13,906    2  Bethlehem Steel Corp.                                                        96,473
     1,300    2  Boise Cascade Office Products Corp.                                          13,325
     2,700    2  Buckeye Technologies, Inc.                                                   40,837
       700    2  Bush Boake Allen, Inc.                                                       16,362
    12,560       CK Witco Corp.                                                              117,750
     2,400       CONSOL Energy, Inc.                                                          27,900
       700    2  CSS Industries, Inc.                                                         15,619
     3,700    2  Cadiz, Inc.                                                                  30,987
     3,600       Calgon Carbon Corp.                                                          25,200
     2,500       Cambrex Corp.                                                                75,625
     2,700       Caraustar Industries, Inc.                                                   65,137
       500       Carbo Ceramics, Inc.                                                         13,000
     2,000       Carpenter Technology Corp.                                                   48,750
     1,200       Castle (A.M.) & Co.                                                          14,850
       900       Centex Construction Products, Inc.                                           32,006
     2,000       ChemFirst, Inc.                                                              53,750
     2,300       Chesapeake Corp.                                                             69,000
     1,100    2  Citation Corp.                                                               18,081
     1,200       Cleveland Cliffs, Inc.                                                       35,850
     1,400       Commercial Metals Corp.                                                      45,675
     4,000       Corn Products International, Inc.                                           130,250
       500       Curtiss Wright Corp.                                                         18,125
     4,600    2  Cytec Industries, Inc.                                                      118,737
     1,800    2  Daisytek International Corp.                                                 29,925
     4,100       Delta & Pine Land Co.                                                       119,925
     1,300       Deltic Timber Corp.                                                          29,169
     2,500       Dexter Corp.                                                                 87,656
     4,750       Dimon, Inc.                                                                  16,625
     2,800    2  Earthshell Corp.                                                              9,625
     2,000    2  Embrace Systems Corp.                                                         3,500
     6,600       Ethyl Corp.                                                                  27,225
     3,700       Ferro Corp.                                                                  75,387
     2,000       Florida Rock Industries, Inc.                                                67,500
     1,400       Fuller (H.B.) Co.                                                            76,650
     5,700    2  Gaylord Container Corp.                                                      32,062
     1,600       Gentek, Inc.                                                                 14,100
     2,200       Geon Co.                                                                     57,750
     3,300       Georgia Gulf Corp.                                                           71,156
       900    2  Giant Cement Holding, Inc.                                                   17,212
       800       Gibraltar Steel Corp.                                                        19,550
     2,700       Glatfelter (P.H.) Co.                                                        39,487
     7,000    2  Grace (W.R.) & Co.                                                          104,562
     1,400       Greif Brothers Corp., Class A                                                39,900
     5,300       Hanna (M.A.) Co.                                                             56,644
     2,400    2  Hines Horticulture, Inc.                                                     21,000
     1,600       Imco Recycling, Inc.                                                         23,400
     2,600    2  International Fibercom, Inc.                                                 15,600
     1,600       International Specialty Products, Inc.                                       12,100
    10,600       LTV Corp.                                                                    38,425
     2,450       Lilly Industries, Inc., Class A                                              32,922
     2,400    2  Lone Star Technologies, Inc.                                                 50,250
     5,500       Longview Fibre Co.                                                           62,562
     1,600       MacDermid, Inc.                                                              54,200
     4,100    2  Mail-Well, Inc.                                                              54,837
     1,600       Matthews International Corp., Class A                                        40,200
     1,600    2  Maverick Tube Corp.                                                          29,600
       500    2  Maxxam, Inc.                                                                 22,687
     1,500    2  McMoRan Exploration Co.                                                      33,562
     1,000    2  Miami Computer Supply Corp.                                                  21,625
     2,000       Minerals Technologies, Inc.                                                  86,250
     2,769       Mississippi Chemical Corp.                                                   15,403
     2,300       NL Industries, Inc.                                                          26,594
     2,200       National Steel Corp., Class B                                                13,200
     1,000    2  Nortek, Inc.                                                                 30,625
     2,550       OM Group, Inc.                                                               95,625
     1,300    2  Octel Corp.                                                                  15,925
     4,400       Olin Corp.                                                                   60,775
     3,600    2  Omnova Solutions, Inc.                                                       25,200
       300    2  Optical Cable Corp.                                                           3,712
     2,700       Oregon Steel Mills                                                           22,781
     1,093       Phelps Dodge Corp.                                                           61,618
     3,100    2  Playtex Products, Inc.                                                       37,200
     2,800       Potlatch Corp.                                                              118,125
     1,500       Quanex Corp.                                                                 32,531
     3,000       Rayonier, Inc.                                                              123,000
     1,000       Republic Group, Inc.                                                         17,250
     1,350       Rock-Tenn Co.                                                                20,587
       900       Rouge Industries, Inc., Class A                                               5,062
     3,300       Schulman (A.), Inc.                                                          51,356
     2,250    2  Shorewood Packaging Corp.                                                    28,547
     2,700       Southern Peru Copper Corp.                                                   43,875
     4,500    2  Steel Dynamics, Inc.                                                         61,594
     3,650    2  Stillwater Mining Co.                                                        73,456
     2,200       Texas Industries, Inc.                                                       78,787
       500    2  Trex Co. Inc.                                                                11,844
     4,800    2  UCAR International, Inc.                                                     93,900
    10,600       USEC, Inc.                                                                   96,062
     3,500       Universal Corp.                                                              82,250
       900       Valhi, Inc.                                                                   9,731
     2,200    2  Veterinary Centers of America                                                25,850
     4,600    2  Walter Industries, Inc.                                                      54,050
     5,615       Wausau-Mosinee Paper Corp.                                                   70,889
     8,100       Worthington Industries, Inc.                                                134,662

                 TOTAL                                                                     4,827,883

                 Capital Goods--8.2%

     1,000    2  A.S.V., Inc.                                                                 15,562
     2,950       AAR Corp.                                                                    49,228
     2,000    2  ABC Rail Products Corp.                                                      21,500
       400       AEP Industries, Inc.                                                         12,800
     6,300       AGCO Corp.                                                                   67,725
     2,650       AMCOL International Corp.                                                    32,462
     3,400       AMETEK, Inc.                                                                 67,150
     1,000    2  Aavid Thermal Technologies                                                   22,500
     1,000    2  Advanced Energy Industries, Inc.                                             41,125
     1,968       Albany International Corp., Class A                                          29,889
     1,100    2  Alliant Techsystems, Inc.                                                    67,650
       700    2  Alltrista Corp.                                                              16,056
     1,700    2  Amphenol Corp., Class A                                                     100,512
     4,160       Applied Power, Inc., Class A                                                120,900
     3,300       Aptargroup, Inc.                                                             88,687
     1,100    2  Arguss Holdings, Inc.                                                        16,225
     3,497    2  Artesyn Technologies, Inc.                                                   69,066
     1,600    2  Astec Industries, Inc.                                                       37,500
     1,900       Aviall, Inc.                                                                 16,981
     1,100    2  Aviation Sales Co.                                                           19,112
     2,500    2  BE Aerospace, Inc.                                                           25,156
     2,900       BMC Industries, Inc.                                                         16,856
     3,513       Baldor Electric Co.                                                          68,284
     1,900       Barnes Group, Inc.                                                           38,594
     2,600       Belden, Inc.                                                                 47,775
     1,400    2  Benchmark Electronics, Inc.                                                  22,400
     2,000    2  Black Box Corp.                                                             101,500
       101    2  Blount International, Inc.                                                    1,483
     2,200       Brady (W.H.) Co.                                                             63,800
     1,700       Brush Wellman, Inc.                                                          22,525
       600       Butler Manufacturing Co.                                                     14,812
     1,400       C&D Technologies, Inc.                                                       44,975
     1,000    2  C-COR Electronics, Inc.                                                      39,250
       900    2  CIRCOR International, Inc.                                                    8,550
     2,500       CLARCOR, Inc.                                                                42,656
     2,000       CMI Corp.                                                                    13,750
     2,968       CTS Corp.                                                                   167,877
     1,000    2  Casella Waste Systems, Inc.                                                  13,437
     1,750       Chart Industries, Inc.                                                        8,641
     3,000    2  Checkpoint System, Inc.                                                      22,500
     3,600    2  Cognex Corp.                                                                107,775
     1,600    2  Coinstar, Inc.                                                               12,200
     1,100    2  Coleman Co., Inc.                                                             9,969
     1,300       Columbus McKinnon Corp.                                                      15,681
     2,900    2  Comfort Systems USA, Inc.                                                    21,025
     1,400       Commercial Intertech Corp.                                                   17,762
       600       Cubic Corp.                                                                  12,600
     1,700    2  Cuno, Inc.                                                                   34,000
     3,100    2  DII Group, Inc.                                                             111,600
     2,300    2  Delco-Remy International, Inc.                                               20,269
       900       Detroit Diesel Corp.                                                         16,369
     2,400    2  Dionex Corp.                                                                106,650
     4,300       Donaldson Company, Inc.                                                      99,975
       500    2  Dupont Photomasks, Inc.                                                      24,750
     2,650    2  Dycom Industries, Inc.                                                       86,291
     1,400    2  Electro Scientific Industries, Inc.                                          75,600
       900    2  Emcor Group, Inc.                                                            16,875
     1,800    2  Esterline Technologies Corp.                                                 24,750
     2,000       Exide Corp.                                                                  17,750
     2,588    2  Fairchild Corp., Class A                                                     21,027
     4,800       Federal Signal Corp.                                                         90,300
     4,300       Fisher Scientific International, Inc.                                       106,694
     3,978       Flowserve Corp.                                                              67,129
     4,300       Foster Wheeler Corp.                                                         48,375
       500       Franklin Electronics, Inc.                                                   36,062
     2,000       Furon Co.                                                                    51,875
     1,350    2  Gardner Denver, Inc.                                                         16,284
     3,600       GenCorp, Inc.                                                                40,950
       600       General Binding Corp.                                                         8,850
     3,450       General Cable Corp.                                                          25,444
     1,300    2  Genlyte Group, Inc.                                                          29,006
       700    2  Global Imaging Systems, Inc.                                                  9,669
     2,400    2  Global Industrial Technologies, Inc.                                         29,400
     1,512       Graco, Inc.                                                                  50,652
     1,975       Granite Construction, Inc.                                                   40,858
     3,200    2  Griffon Corp.                                                                23,600
     3,200    2  Group Maintenance America Corp.                                              30,800
     1,400    2  HADCO Corp.                                                                  51,450
     3,100    2  Halter Marine Group, Inc.                                                    16,856
     1,720       Harman International Industries, Inc.                                        70,305
     1,000       Harmon Industries, Inc.                                                      13,250
     4,400       Harnischfeger Industries, Inc.                                                4,950
     4,400       Harsco Corp.                                                                129,525
       500       Heico Corp.                                                                   8,719
     5,400       Hussmann International, Inc.                                                 86,400
     1,300    2  Hypercom Corp.                                                               10,400
     3,100       IDEX Corp.                                                                   76,337
     2,200    2  Insituform Technologies, Inc., Class A                                       52,662
     3,000    2  Integrated Electrical Services                                               32,625
     1,700    2  Ionics, Inc.                                                                 50,150
     4,700       JLG Industries, Inc.                                                         60,219
       500    2  JLK Direct Distribution, Inc., Class A                                        4,125
     2,300    2  Jacobs Engineering Group, Inc.                                               81,650
     3,100    2  Kaiser Aluminum Corp.                                                        19,956
     2,400       Kaman Corp., Class A                                                         26,400
     3,400       Kaydon Corp.                                                                 84,362
     1,300    2  Kellstrom Industries, Inc.                                                   10,725
     4,100    2  Kemet Corp.                                                                 131,072
     3,000       Kennametal, Inc.                                                             86,250
     3,400       Kimball International, Inc., Class B                                         54,400
     1,400    2  Knoll, Inc.                                                                  38,675
     1,100       LSI Industries, Inc.                                                         26,469
       600       Lawson Products, Inc.                                                        13,650
     4,000       Lincoln Electric Holdings                                                    89,500
     1,350       Lindsay Manufacturing Co.                                                    27,422
     2,100    2  Littlelfuse, Inc.                                                            46,725
     1,700    2  Lydall, Inc.                                                                 12,537
       400    2  MOOG, Inc., Class A                                                           9,600
     2,900    2  MSC Industrial Direct Co.                                                    27,731
     2,800    2  Magnetek, Inc.                                                               19,250
     2,775       Manitowoc, Inc.                                                              82,903
     2,150    2  Mastec, Inc.                                                                 70,412
       300    2  Mestek, Inc.                                                                  5,869
     3,200    2  Metals USA, Inc.                                                             23,800
     4,100    2  Mettler Toledo International, Inc., ADR                                     122,231
     4,000       Milacron, Inc.                                                               65,750
     4,200    2  Miller Industries, Inc.                                                      10,237
     3,400    2  Morrison Knudsen Corp.                                                       31,025
     3,800    2  Mueller Industries, Inc.                                                    121,362
     1,585       Myers Industries, Inc.                                                       22,289
       729       NACCO Industries, Inc., Class A                                              33,807
     1,400       New England Business Service, Inc.                                           36,400
     7,360    2  Newpark Resources, Inc.                                                      47,380
     3,500       Newport News Shipbuilding, Inc.                                             106,313
     1,500    2  Nichols Research Corp.                                                       42,844
     1,500       Nordson Corp.                                                                66,469
     1,800    2  Oak Industries, Inc.                                                         73,800
     4,000    2  Orbital Sciences Corp.                                                       59,000
       400    2  PEC Israel Economic Corp.                                                    14,450
     1,000       Park Electrochemical Corp.                                                   34,875
       700    2  Parkervision, Inc.                                                           15,925
     4,496    2  Paxar Corp.                                                                  41,869
       500       Pitt-DesMoines, Inc.                                                         11,312
     1,600    2  Plexus Corp.                                                                 42,400
     1,200    2  Power-One, Inc.                                                              24,000
     2,600       Precision Castparts Corp.                                                    76,700
     2,900    2  Presstek, Inc.                                                               23,381
       900       Primex Technologies, Inc.                                                    20,700
     3,300    2  Quanta Services, Inc.                                                        91,987
     1,600       RTI International Metals                                                     11,600
     1,200    2  Racing Champions Corp.                                                        5,925
     2,900    2  Rayovac Corp.                                                                72,137
     2,200       Regal Beloit Corp.                                                           47,850
     2,025       Reliance Steel & Aluminum Co.                                                42,525
       800       Robbins & Myers, Inc.                                                        12,950
       800    2  Rogers Corp.                                                                 29,000
     3,200       Roper Industries, Inc.                                                       98,800
     1,411       Ryerson Tull, Inc.                                                           28,925
     1,550    2  SLI, Inc.                                                                    16,662
     1,400    2  SPS Technologies, Inc.                                                       43,400
     1,300       Sauer, Inc., ADR                                                             16,819
     1,600       Scott Technologies, Inc.                                                     30,400
     7,300       Sensormatic Electronics Corp.                                               110,412
     1,100    2  Sequa Corp., Class A                                                         54,175
     1,200    2  Silgan Holdings, Inc.                                                        18,450
     2,200       Smith (A.O.) Corp.                                                           53,350
     1,600       Spartech Corp.                                                               45,800
     1,300    2  Specialty Equipment Cos., Inc.                                               27,137
     1,400       Standard Register                                                            30,625
     1,200       Standex International Corp.                                                  24,825
     1,400    2  Stericycle, Inc.                                                             21,875
     3,000       Stewart & Stevenson Services                                                 39,750
     1,000       Stone & Webster, Inc.                                                        15,500
     1,300    2  Stoneridge, Inc.                                                             20,150
     1,037       Superior Telecom, Inc.                                                       16,138
     1,200       Technitrol, Inc.                                                             43,650
     1,000       Tennant Co.                                                                  33,000
     2,200    2  Terex Corp.                                                                  58,162
     2,400    2  The IT Group, Inc.                                                           23,700
     1,800    2  Thermedics, Inc.                                                              9,562
       600    2  Thermo Fibertek, Inc.                                                         4,237
     1,700       Thomas Industries, Inc.                                                      30,387
     5,400       Timken Co.                                                                   96,862
     1,700       Titan International, Inc.                                                    12,219
     1,900       Titanium Metals Corp.                                                        11,400
     2,100       Tredegar Industries, Inc.                                                    46,069
     4,300       Trinity Industries, Inc.                                                    128,194
     1,200    2  Triumph Group, Inc.                                                          28,875
     1,000    2  U.S. Can Corp.                                                               19,500
     1,400    2  U.S. Liquids, Inc.                                                            9,362
     2,400    2  U.S. Plastic Lumber Corp.                                                    33,750
     1,300       URS Corp.                                                                    23,400
     3,400    2  United Stationers, Inc.                                                      86,700
     2,200    2  Valence Technology, Inc.                                                     11,000
     1,900       Valmont Industries, Inc.                                                     33,012
     2,000    2  Vicor Corp.                                                                  55,500
       616       Virco Manufacturing Corp.                                                     9,163
     2,400    2  WMS Industries, Inc.                                                         32,550
     2,250       Wabash National Corp.                                                        35,719
     4,100       Wallace Computer Services, Inc.                                              90,712
     1,400    2  Waste Connections, Inc.                                                      21,612
       300    2  Waste Industries, Inc.                                                        3,675
     1,800       Watsco, Inc.                                                                 18,225
     1,800       Watts Industries, Inc., Class A                                              24,637
     1,323       West Pharmaceutical Services, Inc.                                           45,726
     1,500    2  Wolverine Tube, Inc.                                                         20,625
     1,000       Woodward Governor Co.                                                        26,500
     2,400    2  Wyman Gordon Co.                                                             47,250
     1,600       ZixIt Corp.                                                                  63,600
     1,000    2  Zomax Optical Media, Inc.                                                    27,875

                 TOTAL                                                                     8,351,744

                 Communication Services--1.9%

     1,600    2  Adelphia Business Solutions, Inc.                                            45,400
     1,300    2  Advanced Communications Group, Inc.                                           7,800
     2,500    2  Advanced Radio Telecom Corp.                                                 27,344
     1,300    2  Aerial Communications, Inc.                                                  55,250
     1,400       CFW Communications Co.                                                       31,850
     1,000       CT Communications, Inc.                                                      48,125
     3,100    2  CapRock Communications Corp.                                                 89,319
     2,400    2  CommNet Cellular, Inc.                                                       75,750
     1,033    2  Commonwealth Telephone Enterprises, Inc.                                     55,265
       700    2  Destia Communications, Inc.                                                   9,800
     5,300    2  E.Spire Communications, Inc.                                                 38,094
     3,900    2  General Communications, Inc., Class A                                        19,012
     4,900    2  ICG Communications, Inc.                                                     80,237
     2,100    2  IDT Corp.                                                                    48,037
     4,500    2  ITC DeltaCom, Inc.                                                          108,000
     3,100    2  IXC Communications, Inc.                                                    133,881
     4,900    2  Intermedia Communications, Inc.                                             127,400
     1,800    2  MGC Communications, Inc.                                                     49,500
     1,600       North Pittsburgh Systems, Inc.                                               25,600
       500    2  NorthEast Optic Network, Inc.                                                18,187
     3,300    2  Omnipoint Corp.                                                             272,662
     1,500    2  Pacific Gateway Exchange, Inc.                                               34,125
     3,900    2  PageMart Wireless, Inc., Class A                                             21,694
    10,000    2  Paging Network, Inc.                                                          9,375
     2,400    2  Powertel, Inc.                                                              141,300
     1,500    2  Powerwave Technologies, Inc.                                                 97,594
     3,150    2  Price Communications Corp.                                                   68,512
     2,400    2  Primus Telecommunications Group, Inc.                                        53,100
     3,900    2  Star Telecommunications, Inc.                                                29,737
     4,000    2  Talk.com, Inc.                                                               63,750
       220       Talk.com, Inc., Rights                                                            0
     1,100    2  US LEC Corp., Class A                                                        30,456
     1,200    2  Viatel, Inc.                                                                 40,050
       800    2  WorldPort Communications, Inc.                                                  624

                 TOTAL                                                                     1,956,830

                 Consumer Cyclicals--12.4%

       993    2  99 Cents Only Stores                                                         29,666
     2,000    2  ADVO, Inc.                                                                   35,375
       900    2  AMERCO                                                                       26,494
     1,900       Aaron Rents, Inc.                                                            30,044
     1,100       Ackerley Communications, Inc.                                                18,356
     1,600    2  Action Performance Cos., Inc.                                                32,550
       500    2  AdForce, Inc.                                                                13,812
     2,200    2  Aftermarket Technology Co.                                                   20,762
     4,300    2  AgriBioTech, Inc.                                                            13,706
     2,300    2  Alterra Healthcare Corp.                                                     13,512
       900    2  American Axle & Manufacturing Holdings, Inc.                                 12,544
     1,800    2  American Retirement Corp.                                                     8,887
     3,100    2  Ames Department Stores, Inc.                                                 98,231
       800    2  Anchor Gaming                                                                48,800
     1,900    2  Ann Taylor Stores Corp.                                                      80,869
       350       Anthony & Sylvan Pools Corp.                                                  2,231
     3,000       Apogee Enterprises, Inc.                                                     18,937
     1,000    2  Applied Analytical Industries, Inc.                                          13,125
     1,740    2  Applied Graphics Technologies, Inc.                                          12,397
     2,325       Applied Industrial Technologies, Inc.                                        36,619
     1,950       Arctic Cat, Inc.                                                             18,525
     2,100    2  Argosy Gaming Corp.                                                          25,987
     2,700       Arvin Industries, Inc.                                                       76,950
     2,000    2  Assisted Living Concepts, Inc.                                                2,250
     2,400       Authentic Fitness Corp.                                                      46,650
     2,300    2  Avis Rent A Car, Inc.                                                        41,112
     4,400    2  Aztar Corp.                                                                  42,625
     2,500    2  Bally Total Fitness Holding Corp.                                            60,156
     1,300       Bandag, Inc.                                                                 32,500
     2,700    2  Barnesandnoble.com, Inc.                                                     49,612
     1,300       Bassett Furniture Industries, Inc.                                           23,400
       300    2  Berlitz International, Inc.                                                   6,000
     2,100    2  Beyond.com Corp.                                                             19,425
     3,200    2  Boca Resorts, Inc., Class A                                                  31,000
     3,900    2  Bombay Co., Inc.                                                             16,087
     8,300    2  Borders Group, Inc.                                                         107,900
     3,800    2  Boyd Gaming Corp.                                                            24,700
     1,300    2  Bright Horizons Family Solutions, Inc.                                       19,094
     1,900       Brown Shoe Co., Inc.                                                         33,844
       900    2  Buckle, Inc.                                                                 14,850
     2,700    2  Budget Group, Inc., Class A                                                  18,900
     1,940       Burlington Coat Factory Warehouse                                            33,222
     5,600    2  Burlington Industries, Inc.                                                  20,650
     1,400    2  Burns International Services Corp.                                           14,087
     1,000       Bush Industries, Inc., Class A                                               14,562
     2,200    2  CB Richard Ellis Services                                                    27,087
     1,645    2  CDnow, Inc.                                                                  22,310
     1,300    2  CORT Business Services Corp.                                                 26,406
       850       CPI Corp.                                                                    21,728
     2,000    2  CSK Auto Corp.                                                               35,750
     8,000       Callaway Golf Co.                                                           107,500
     1,200    2  Capital Senior Living Corp.                                                   6,150
     1,100    2  CareMatrix Corp.                                                              2,200
       800    2  Career Education Corp.                                                       17,600
       500    2  Careerbuilder, Inc.                                                           3,625
     1,200    2  Carriage Services, Inc.                                                       8,175
     5,600       Casey's General Stores, Inc.                                                 72,100
     1,400    2  Castle & Cooke, Inc.                                                         19,425
     1,600       Cato Corp., Class A                                                          18,400
     4,600    2  CellNet Data Systems, Inc.                                                    7,762
     2,600    2  Central Garden & Pet Co.                                                     18,850
     1,050       Central Parking Corp.                                                        28,153
     2,800    2  Cerner Corp.                                                                 41,825
     4,372    2  Champion Enterprises, Inc.                                                   39,894
     1,000    2  Championship Auto Racing Teams, Inc.                                         22,937
       800    2  Charles River Associates, Inc.                                               20,200
    10,500    2  Charming Shoppes, Inc.                                                       52,172
     1,000       Chemed Corp.                                                                 29,937
       700    2  Chicos Fas, Inc.                                                             21,962
     1,800    2  Children's Place Retail Stores, Inc.                                         46,912
     5,900    2  Choice Hotels International, Inc.                                            88,500
       700       Churchill Downs, Inc.                                                        18,200
     1,800       Coachmen Industries, Inc.                                                    26,437
       300    2  Coldwater Creek, Inc.                                                         7,237
     6,600    2  Collins & Aikman Corp.                                                       39,187
       900    2  Columbia Sportswear Co.                                                      18,225
     9,700    2  CompUSA, Inc.                                                                55,169
       200    2  CompX International, Inc.                                                     3,700
     1,900    2  Copart, Inc.                                                                 43,700
       500    2  Corinthian Colleges, Inc.                                                     9,750
     1,000    2  Cornell Corrections, Inc.                                                    12,937
       900    2  Corporate Executive Board Co.                                                33,975
     2,100    2  Cost Plus, Inc.                                                              76,650
       500    2  Creative Computers, Inc.                                                      3,062
       500    2  Creditrust Corp.                                                              8,906
     2,000    2  Crestline Capital Corp.                                                      44,500
       800    2  Crossmann Communities, Inc.                                                  13,400
     1,500    2  Cyberian Outpost, Inc.                                                       12,469
     5,354       D. R. Horton, Inc.                                                           63,244
     5,700    2  Dal-Tile International, Inc.                                                 53,081
     1,700    2  Dan River, Inc., Class A                                                      9,031
       900    2  David's Bridal, Inc.                                                          8,944
       400       Deb Shops, Inc.                                                               8,400
       700    2  Delia's, Inc.                                                                 4,375
     1,900    2  Department 56, Inc.                                                          36,100
       800    2  Diamond Technology Partners, Class A                                         51,700
       900    2  Direct Focus, Inc.                                                           20,587
     1,000    2  Discount Auto Parts, Inc.                                                    14,250
     2,600    2  Dollar Thrifty Automotive Group                                              43,875
     1,400    2  Donna Karan International, Inc.                                              11,725
       448    2  DoubleClick, Inc.                                                            62,720
     1,400       Dover Downs Entertainment                                                    22,225
     1,700    2  Dress Barn, Inc.                                                             30,228
       500       Duff & Phelps Credit Rating                                                  37,500
     1,600    2  Dura Automotive Systems, Inc.                                                30,000
     2,000    2  Education Management Corp.                                                   19,000
     2,400    2  Egghead.com, Inc.                                                            22,350
     2,100       Elcor Corp.                                                                  51,712
     1,500    2  Electro Rent Corp.                                                           18,000
       500    2  Electronics Boutique PLC                                                     10,187
     1,600       Enesco Group, Inc.                                                           20,200
     4,300       Ethan Allen Interiors, Inc.                                                 152,919
     6,700    2  Executone Information Systems, Inc.                                          18,216
     7,600    2  Extended Stay America, Inc.                                                  63,175
     1,200    2  F.Y.I., Inc.                                                                 39,600
     1,300    2  Factory 2-U Stores, Inc.                                                     33,150
     4,700    2  Fairfield Communities, Inc.                                                  57,575
     2,250    2  Family Golf Centers, Inc.                                                     3,656
       300    2  Fatbrain.com, Inc.                                                            5,400
     3,200       Fedders Corp.                                                                19,800
       500    2  Fidelity Holding, Inc.                                                        7,062
     1,800    2  Finish Line, Inc., Class A                                                   12,431
     3,500       Fleetwood Enterprises, Inc.                                                  76,344
     2,300    2  Footstar, Inc.                                                               80,500
     1,700       Forest City Enterprises, Inc., Class A                                       42,500
       300    2  Forrester Research, Inc.                                                     14,287
     1,425    2  Fossil, Inc.                                                                 39,366
     2,200    2  Franklin Covey Co.                                                           17,737
     5,200    2  Furniture Brands International, Inc.                                        100,750
     2,050       G & K Services, Inc., Class A                                                77,003
     2,400    2  Genesco, Inc.                                                                31,800
     2,600    2  Getty Images, Inc.                                                           80,112
       800       Getty Realty Holding Corp.                                                    9,900
       400    2  Global Sports, Inc.                                                           8,750
     2,000    2  Goody's Family Clothing, Inc.                                                20,250
       100       Grey Advertising, Inc.                                                       36,100
     1,600    2  Group 1 Automotive, Inc.                                                     26,800
     4,000    2  Gtech Holdings Corp.                                                         80,500
       800    2  Guess ?, Inc.                                                                10,400
     1,700       Guilford Mills, Inc.                                                         14,981
     2,100    2  Guitar Center, Inc.                                                          19,162
     2,300    2  Gymboree Corp.                                                               14,806
     4,350    2  HA-LO Industries, Inc.                                                       21,206
     3,000       Handleman Co.                                                                48,375
     3,000    2  Hanover Compressor Co.                                                      111,000
    12,600    2  Hanover Direct, Inc.                                                         33,862
     2,000       Haverty Furniture Cos., Inc.                                                 27,500
     1,900    2  Hayes Lemmerz International, Inc.                                            41,087
     1,400    2  Heidrick & Struggles International, Inc.                                     32,200
     6,400       Heilig-Meyers Co.                                                            28,000
     1,609    2  Hexcel Corporation                                                            8,648
     2,500    2  Hollywood Park, Inc.                                                         43,281
     3,600    2  Homebase, Inc.                                                               13,725
     2,500       Hughes Supply, Inc.                                                          54,219
       300    2  IDG Books Worldwide, Inc., Class A                                            5,362
     1,575    2  ITT Educational Services, Inc.                                               31,106
     1,100    2  Igen, Inc.                                                                   27,087
     2,350    2  InfoUSA, Inc.                                                                12,998
       500    2  Information Holdings, Inc.                                                    9,000
     3,000    2  Information Resources, Inc.                                                  31,875
     2,175    2  Insight Enterprises, Inc.                                                    81,291
     1,966    2  Insignia Financial Group, Inc.                                               15,605
     5,200    2  Interdigital Communications Corp.                                            28,925
     4,400       Interface, Inc.                                                              17,875
     2,400       Intermet Corp.                                                               24,300
     1,350       Interpool, Inc.                                                              10,294
     1,700    2  Intertan, Inc.                                                               38,250
       800    2  JAKKS Pacific, Inc.                                                          32,800
     1,700       Jo-Ann Stores, Inc.                                                          23,694
     3,300    2  Jones Lang LaSalle, Inc.                                                     41,044
     3,700       Jostens, Inc.                                                                78,162
     5,000    2  Journal Register Co.                                                         70,937
     2,675    2  Just For Feet, Inc.                                                           3,678
     1,700       Justin Industries, Inc.                                                      23,800
       700       K Swiss, Inc., Class A                                                        9,012
     5,100       Kaufman & Broad Homes Corp.                                                 102,319
     2,700       Kellwood Co.                                                                 47,756
       100    2  Kenneth Cole Productions, Inc., Class A                                       3,912
     1,700    2  Keystone Automotive Industries, Inc.                                         14,556
     1,200    2  Kroll-O'Gara Co.                                                             19,050
     2,700       LNR Property Corp.                                                           52,312
     5,600       La-Z Boy Chair Co.                                                          102,200
       800       Landauer, Inc.                                                               20,500
     1,400    2  Lands' End, Inc.                                                            107,712
     1,200    2  Learning Tree International, Inc.                                            22,050
     4,700       Lee Enterprises, Inc.                                                       138,650
     5,000       Lennar Corp.                                                                 82,187
       700    2  Lithia Motors, Inc., Class A                                                 13,956
     2,700       Lodgian, Inc.                                                                12,994
     2,400       M.D.C. Holdings, Inc.                                                        37,500
     1,200    2  MIPS Technologies, Inc.                                                      34,650
     1,400    2  Macrovision Corp.                                                            79,275
       500    2  MapQuest.com, Inc.                                                            7,750
     2,375       Marcus Corp.                                                                 33,398
     5,200       Mark IV Industries, Inc.                                                    100,100
     1,500    2  Marketing Services Group, Inc.                                               17,062
       900    2  Marvel Enterprises, Inc.                                                      4,612
     3,900       Mascotech, Inc.                                                              56,794
     1,200    2  Maximus, Inc.                                                                27,825
     1,000       McGrath Rentcorp.                                                            17,000
     1,300    2  MemberWorks, Inc.                                                            34,612
     2,581    2  Men's Wearhouse, Inc.                                                        56,621
     5,027       MeriStar Hospitality Corp.                                                   80,746
     5,542    2  Metromedia International Group, Inc.                                         20,436
     2,700    2  Michaels Stores, Inc.                                                        90,619
     3,800    2  Micro Warehouse, Inc.                                                        46,075
     1,800       Midas, Inc.                                                                  42,300
     3,173    2  Midway Games, Inc.                                                           63,262
       700       Mikasa, Inc.                                                                  8,006
       300    2  Modem Media . Poppe Tyson, Inc.                                              20,700
     2,400       Modine Manufacturing Co.                                                     59,700
     1,825    2  Monaco Coach Corp.                                                           42,887
     1,000       Movado Group                                                                 22,000
     3,200    2  Musicland Stores, Inc.                                                       25,000
       300       NCH Corp.                                                                    14,344
     2,000    2  NCI Building System, Inc.                                                    31,625
     1,000    2  NCO Group, Inc.                                                              42,375
     1,900    2  NFO Worldwide, Inc.                                                          21,137
     1,100    2  NVR, Inc.                                                                    45,100
     2,600    2  National Equipment Services, Inc.                                            27,462
       850    2  National RV Holdings, Inc.                                                   17,372
     4,300    2  NationsRent, Inc.                                                            27,412
     3,300    2  Nautica Enterprise, Inc.                                                     49,706
     4,050    2  Navigant Consulting, Inc.                                                   115,678
     1,200    2  Neff Corp.                                                                   13,275
     1,100    2  Network Event Theater, Inc.                                                  25,300
     1,100    2  Nextera Enterprises, Inc.                                                     5,844
     1,800    2  O'Reilly Automotive, Inc.                                                    78,525
     1,700    2  O'Sullivan Industries Holdings, Inc.                                         26,350
     2,200       OEA, Inc.                                                                    15,125
       800    2  ONSALE, Inc.                                                                 13,400
     5,000       Oakwood Homes Corp.                                                          14,687
    12,100    2  Officemax, Inc.                                                              61,256
     5,200       Ogden Corp.                                                                  47,125
     1,300       OshKosh B'Gosh, Inc., Class A                                                26,650
     1,200       OshKosh Truck Corp., Class B                                                 36,075
       700       Oxford Industries, Inc.                                                      15,050
       400    2  PC Connections, Inc.                                                          8,300
     2,887    2  Pacific Sunwear of California                                                87,151
     2,062    2  Palm Harbor Homes, Inc.                                                      34,796
     2,100       Penton Media, Inc.                                                           38,850
     4,900       Pep Boys-Manny Moe & Jack                                                    61,250
     8,900    2  Per-Se Technologies, Inc.                                                    26,978
    12,500    2  PetSmart, Inc.                                                               48,437
     2,250    2  PETCO Animal Supplies, Inc.                                                  26,016
     2,400       Phillips-Van Heusen Corp.                                                    19,200
    10,300       Pier 1 Imports, Inc.                                                         61,156
       900       Pillowtex Corp.                                                               3,037
     4,100       Pittston Brink's Group                                                       78,669
     2,100    2  Playboy Enterprises, Inc., Class B                                           53,812
     3,000    2  Players International, Inc.                                                  22,125
     2,700       Polaris Industries, Inc., Class A                                            94,331
     2,200    2  Polymer Group, Inc.                                                          43,037
     2,100    2  Prepaid Legal Services, Inc.                                                 50,925
     2,200    2  Primark Corp.                                                                55,825
     5,500    2  Prime Hospitality Corp.                                                      42,969
       500    2  Private Business, Inc.                                                        1,062
     1,400    2  ProBusiness Services, Inc.                                                   35,175
       300    2  Professional Detailing, Inc.                                                  7,500
     3,150    2  Profit Recovery Group International, Inc.                                   129,741
     2,100    2  Protection One, Inc.                                                          4,331
       800    2  Provant, Inc.                                                                14,100
       800       Pulitzer, Inc.                                                               34,300
     3,400       Pulte Corp.                                                                  68,425
     2,200    2  Quiksilver, Inc.                                                             31,075
     3,600       R.H. Donnelley Corp.                                                         67,950
     4,900    2  Reebok International Ltd.                                                    48,081
     2,950       Regis Corp. Minnesota                                                        54,759
     1,800    2  Rent-A-Center, Inc.                                                          32,962
     1,799    2  Rent-Way, Inc.                                                               29,908
     1,400    2  Restoration Hardware, Inc.                                                   13,737
     1,800       Rollins, Inc.                                                                28,238
     1,100       Russ Berrie & Co., Inc.                                                      21,175
     3,000       Russell Corp.                                                                45,562
     1,600       Ryland Group, Inc.                                                           33,000
     1,100    2  SCP Pool Corp.                                                               24,956
     4,500    2  SITEL Corp.                                                                  20,250
       400    2  SalesLogix Corp.                                                             12,600
       950    2  Salton, Inc.                                                                 27,075
     1,000       Schawk, Inc.                                                                  8,812
     1,500    2  Scholastic Corp.                                                             69,750
     1,900    2  School Specialty, Inc.                                                       28,144
     2,000    2  Scotts Co.                                                                   80,250
     2,000    2  Select Comfort Corp.                                                         11,250
     1,900    2  Service Experts, Inc.                                                        11,400
       900    2  Shoe Carnival, Inc.                                                           9,562
     2,500    2  Shop At Home, Inc.                                                           26,719
     3,100       Shopko Stores, Inc.                                                          77,694
     1,900       Simpson Industries, Inc.                                                     19,891
       800    2  Simpson Manufacturing Co., Inc.                                              32,450
     1,000       Skyline Corp.                                                                24,875
       800    2  Source Information Management Co.                                             9,600
     1,700       Spiegel, Inc., Class A                                                       24,650
     1,100       Springs Industries, Inc., Class A                                            43,794
     1,800    2  Staff Leasing, Inc.                                                          15,637
       900       Standard Motor Products, Inc.                                                14,512
     2,700       Standard Pacific Corp.                                                       29,025
       800    2  StarTek, Inc.                                                                36,300
       700       Starrett (L.S.) Co., Class A                                                 16,800
     2,100    2  Station Casinos, Inc.                                                        50,794
     3,100    2  Stein Mart, Inc.                                                             20,537
       900    2  Steinway Musical Instruments                                                 15,975
       800       Strayer Education, Inc.                                                      14,050
     4,900       Stride Rite Corp.                                                            32,156
     2,100       Sturm Ruger & Co., Inc.                                                      18,637
     9,200       Sunbeam Corp.                                                                43,700
     4,500    2  Sunglass Hut International, Inc.                                             54,281
     1,900    2  Sunrise Assisted Living, Inc.                                                20,900
     3,800    2  Sunterra Corp.                                                               38,000
     2,100       Superior Industries International, Inc.                                      56,044
       900    2  Synthetic Industries, Inc.                                                   25,425
     2,900    2  Syntroleum Corp.                                                             18,850
     3,800    2  Systemax, Inc.                                                               31,112
     1,300       TJ International, Inc.                                                       40,300
     1,200       Talbots, Inc.                                                                56,475
       600    2  Tarrant Apparel Group, Inc.                                                   7,237
     2,300    2  TeleTech Holdings, Inc.                                                      32,631
     3,500       Terra Industries, Inc.                                                        4,156
     5,900    2  The Boyds Collection, Ltd.                                                   46,831
       750       Thor Industries, Inc.                                                        18,937
     1,200    2  Timberland Co., Class A                                                      59,250
     2,200    2  Toll Brothers, Inc.                                                          38,500
     1,200       Toro Co.                                                                     43,050
     4,300    2  Tower Automotive, Inc.                                                       70,144
       700    2  Tractor Supply Co.                                                           14,000
     2,500    2  Trammell Crow Co.                                                            36,250
     3,400    2  Trans World Entertainment Corp.                                              35,275
       400    2  Trendwest Resorts, Inc.                                                       8,900
       500    2  Tropical Sportswear International Corp.                                       9,937
     4,500       True North Communications, Inc.                                             181,406
       600    2  Tuesday Morning Corp.                                                        13,800
       600    2  Tweeter Home Entertainment Group, Inc.                                       25,650
     1,400    2  U.S. Franchise Systems, Inc., Class A                                        17,850
     1,301    2  U.S. Home Corp.                                                              36,428
     3,900    2  U.S. Office Products Co.                                                     10,725
       200    2  UBid, Inc.                                                                    7,325
     6,400       Unifi, Inc.                                                                  76,800
     1,300       Unifirst Corp.                                                               15,925
     2,300    2  United Auto Group, Inc.                                                      26,881
     1,400    2  United Retail Group, Inc.                                                    14,000
     1,600       Universal Forest Products, Inc.                                              23,200
     1,100    2  Urban Outfitters, Inc.                                                       24,200
     2,400    2  Vail Resorts, Inc.                                                           53,400
       400    2  Valley Media, Inc.                                                            4,550
     1,100    2  Value America, Inc.                                                          13,681
     1,500    2  Value City Department Stores, Inc.                                           23,062
     2,800    2  Valuevision International, Inc., Class A                                     91,525
     1,500       WD 40 Co.                                                                    34,875
     1,400       Wackenhut Corp., Class A                                                     26,337
     1,600       Webb (DEL E.) Corp.                                                          35,300
     3,300       Wellman, Inc.                                                                49,706
     2,200    2  Wellsford Real Properties                                                    18,150
       900    2  West Marine, Inc.                                                             8,100
     1,000    2  West TeleServices Corp.                                                      13,937
     1,200    2  Wet Seal, Inc., Class A                                                      16,800
     1,000    2  Whitehall Jewellers, Inc.                                                    26,062
     2,400       Windmere-Durable Holdings                                                    31,200
     1,500       Winnebago Industries, Inc.                                                   26,062
     4,700       Wolverine World Wide, Inc.                                                   48,175
     1,487       Wynns International, Inc.                                                    23,141
     1,200    2  Xceed, Inc.                                                                  25,500
     1,500       Xtra Corp.                                                                   62,344
     2,800    2  Ziff-Davis, Inc.                                                             41,825
     1,300    2  Ziff-Davis, Inc.ZDNet                                                        26,081
       300    2  bebe stores, Inc.                                                             7,912
     1,500    2  e4L, Inc.                                                                     3,937
       500    2  iTurf, Inc., Class A                                                          5,344

                 TOTAL                                                                    12,468,161

                 Consumer Staples--6.3%

    15,200    2  7-Eleven, Inc.                                                               30,400
     1,700       ABM Industries, Inc.                                                         40,587
     1,900    2  AMC Entertainment, Inc.                                                      23,512
     7,000    2  AMF Bowling, Inc.                                                            31,062
     1,000    2  Administaff, Inc.                                                            15,000
     3,500    2  Advantica Restaurant Group                                                    9,187
     1,100    2  Agribrands International, Inc.                                               48,675
     5,100    2  AmeriSource Health Corp., Class A                                            76,500
     1,900    2  American Italian Pasta Co., Class A                                          47,737
     2,800       Applebee's International, Inc.                                               80,675
     3,200    2  Ascent Entertainment Group, Inc.                                             55,600
     1,900    2  Aurora Foods, Inc.                                                           24,462
     2,137       Avado Brands, Inc.                                                           12,021
     2,950       Banta Corp.                                                                  66,744
     1,900    2  Beringer Wine Estates Holdings, Inc., Class B                                75,525
     1,900    2  Big Flower Holdings, Inc.                                                    57,356
     2,621       Bindley Western Industries, Inc.                                             32,926
     1,517       Block Drug, Inc., Class A                                                    52,905
     4,400       Bob Evans Farms, Inc.                                                        60,500
     3,900       Bowne & Co., Inc.                                                            43,387
     1,260       Brooke Group Ltd.                                                            19,294
     4,525    2  Buffets, Inc.                                                                42,139
     2,344    2  Building One Services Corp.                                                  26,077
     6,200       CBRL Group, Inc.                                                             82,925
     1,500    2  CD Radio, Inc.                                                               38,250
     1,200    2  CDI Corp.                                                                    31,800
     2,925    2  CEC Entertainment, Inc.                                                      93,783
     5,500       CKE Restaurants, Inc.                                                        37,125
     1,700    2  Canandaigua Wine Co., Inc., Class A                                         102,850
    21,200    2  Caremark Rx, Inc.                                                           103,350
     1,000    2  Carmike Cinemas, Inc., Class A                                               12,062
     2,300       Carter Wallace, Inc.                                                         41,544
     1,900    2  Cheesecake Factory, Inc.                                                     58,187
     4,400       Chiquita Brands International                                                20,900
     4,200       Church and Dwight, Inc.                                                     109,462
     2,000    2  Citadel Communications Corp.                                                 96,625
       100       Coca-Cola Bottling Co.                                                        5,262
     3,200    2  Computer Horizons Corp.                                                      35,600
     1,500    2  Consolidated Graphics, Inc.                                                  30,000
     2,257    2  Consolidated Products, Inc.                                                  25,955
     1,800    2  Cumulus Media, Inc., Class A                                                 64,575
     1,300    2  Dave & Buster's, Inc.                                                        12,594
     5,600    2  Del Monte Foods Co.                                                          78,050
     1,500       Dreyers Grand Ice Cream, Inc.                                                25,594
     1,800    2  Duane Reade, Inc.                                                            48,375
     4,500       Earthgrains Co.                                                             102,656
     1,700    2  Emmis Communications, Corp., Class A                                        122,612
     2,100    2  Entercom Communication Corp.                                                104,606
       100       Farmer Brothers Co.                                                          16,600
     4,100       Fleming Cos., Inc.                                                           48,944
       600    2  GC Cos., Inc.                                                                17,850
     1,900       Gaylord Entertainment Co.                                                    61,869
       834    2  General Cigar Holdings, Inc.                                                  4,795
     3,200    2  Grand Union Co.                                                              40,000
     1,100       Gray Communications                                                          19,800
     1,800       Great Atlantic & Pacific Tea Co., Inc.                                       51,412
     1,500    2  Hain Food Group, Inc.                                                        37,594
     3,300       Harland (John H.) Co.                                                        62,700
     2,500    2  Henry Schein, Inc.                                                           32,500
     1,333       Herbalife International, Inc., Class A                                       19,662
     3,800       Herbalife International, Inc., Class B                                       51,656
     3,300    2  Hollywood Entertainment Corp.                                                46,612
     2,100    2  IHOP Corp.                                                                   37,931
     3,454       Imperial Sugar Co.                                                           18,349
     1,000       Ingles Markets, Inc., Class A                                                12,937
     6,220    2  Interim Services, Inc.                                                      102,241
     2,600    2  International Home Foods, Inc.                                               49,725
     1,800       International Multifoods Corp.                                               38,025
     2,200    2  Ivex Packaging Corp.                                                         20,762
       700    2  J&J Snack Foods Corp.                                                        13,475
     4,400    2  Jack in the Box, Inc.                                                       105,875
     1,900       Kelly Services, Inc., Class A                                                55,694
     2,300    2  Korn/Ferry International                                                     51,175
     3,800    2  Labor Ready, Inc.                                                            38,712
     2,600       Lance, Inc.                                                                  31,362
     2,700    2  Landrys Seafood Restaurants, Inc.                                            20,250
     1,700       Libbey, Inc.                                                                 45,050
       300       Liqui Box Corp.                                                              16,500
     1,500    2  Loews Cineplex Entertainment Corp.                                           10,219
     4,000    2  Lone Star Steakhouse & Saloon                                                32,000
     2,400       Luby's Cafeterias, Inc.                                                      28,500
       600    2  Mannatech, Inc.                                                               4,237
     1,500       Merrill Corp.                                                                30,937
     3,450    2  Metamor Worldwide, Inc.                                                      65,119
     1,500       Michael Foods, Inc.                                                          38,250
       900    2  Mondavi (Robert) Corp., Class A                                              32,512
     1,300       Morrison Management Specialists, Inc.                                        27,787
     6,200    2  NBTY, Inc.                                                                   49,987
     1,000    2  NPC International, Inc.                                                      12,000
       800       National Presto Industries, Inc.                                             29,600
     1,474       Natures Sunshine Products, Inc.                                              10,871
     1,500    2  O' Charleys, Inc.                                                            22,969
     7,500       Olsten Corp.                                                                 75,469
     1,200    2  On Assignment, Inc.                                                          34,500
     1,100    2  On Command Corp.                                                             18,906
     1,500       Oneida Ltd.                                                                  35,531
     3,475       Owens & Minor, Inc.                                                          32,578
       600    2  P. F. Chang's China Bistro, Inc.                                             12,900
     7,500    2  PSS World Medical, Inc.                                                      58,125
     2,350    2  Papa Johns International, Inc.                                               87,831
     2,600    2  Patterson Dental Co.                                                        117,162
     3,100    2  Paxson Communications Corp.                                                  36,425
     1,200    2  Pegasus Communications Corp.                                                 53,100
     1,250    2  Performance Food Group Co.                                                   33,906
     6,600    2  Perrigo Co.                                                                  49,912
     2,800    2  Personnel Group of America, Inc.                                             18,725
     1,300       Pilgrim's Pride Corp.                                                        11,700
       650    2  Pilgrim's Pride Corp., Class A                                                4,509
       400    2  Priority HealthCare Corp., Class B                                            8,025
     5,200    2  Proiurenet, Inc.                                                                780
       700    2  Radio One, Inc.                                                              34,912
     3,100    2  Ralcorp Holdings, Inc.                                                       60,450
     1,100    2  Rare Hospitality International, Inc.                                         21,931
     3,920    2  Renaissance Worldwide, Inc.                                                  13,475
       800       Riviana Foods, Inc.                                                          15,000
     4,310    2  Romac International, Inc.                                                    29,092
     3,400       Ruby Tuesday, Inc.                                                           64,812
     3,200       Ruddick Corp.                                                                54,600
     4,200    2  Ryan's Family Steak Houses, Inc.                                             43,969
       700    2  Saga Communications, Inc., Class A                                           16,887
       600       Sanderson Farms, Inc.                                                         5,962
     1,600       Schweitzer-Mauduit International, Inc.                                       19,100
     1,000    2  Scientific Games Holdings Corp.                                              17,375
     2,700    2  Sinclair Broadcast Group, Inc.                                               27,000
       773       Smart & Final, Inc.                                                           7,051
     4,800    2  Smithfield Foods, Inc.                                                      109,200
     2,700       Smucker (J.M.) Co., Class A                                                  53,662
     2,025    2  Sonic Corp.                                                                  56,700
     3,100    2  StaffMark, Inc.                                                              22,281
       700       Stepan, Co.                                                                  16,756
     3,600    2  Suiza Foods Corp.                                                           129,825
        46       Super Valu Stores, Inc.                                                         966
       700       Tejon Ranch Co.                                                              18,812
     3,568    2  Tetra Tech, Inc.                                                             56,642
     4,600    2  Topps Co.                                                                    45,137
     1,882    2  Triarc Companies, Inc., Class A                                              37,405
     6,100       Tupperware Corp.                                                            120,856
       900    2  United Natural Foods, Inc.                                                    7,931
       500       United Television, Inc.                                                      63,625
     5,000       Universal Foods Corp.                                                        95,625
     3,000    2  Vlasic Foods International, Inc.                                             23,062
       850    2  Volt Information Science, Inc.                                               16,787
     1,100    2  Wackenhut Corrections Corp.                                                  14,094
     3,450    2  Westwood One, Inc.                                                          159,131
     2,800    2  Whole Foods Market, Inc.                                                     95,200
     1,200    2  Wild Oats Markets, Inc.                                                      42,300
     1,300       Worthington Foods, Inc.                                                      30,794
     1,000    2  Young Broadcasting, Inc., Class A                                            46,375
     1,400       Zapata Corp.                                                                  7,175

                 TOTAL                                                                     6,414,099
     1,100     2  Atwood Oceanics, Inc.                                                       31,969
     2,970     2  Barrett Resources                                                           99,681
     1,300     2  Basin Exploration, Inc.                                                     21,369
     1,000     2  Belco Oil & Gas Corp.                                                        6,250
     1,900        Berry Petroleum Co., Class A                                                23,750
     2,900     2  Brown (Tom), Inc.                                                           39,875
     2,400        Cabot Oil & Gas Corp., Class A                                              38,700
       600     2  Cal Dive International, Inc.                                                20,175
     8,184        Chesapeake Energy Corp.                                                     29,667
     4,725        Cross Timbers Oil Co.                                                       52,566
     4,500        EEX Corp.                                                                   16,594
     1,100     2  Evergreen Resources, Inc.                                                   23,787
     2,900     2  Forest Oil Corp.                                                            38,787
     1,300     2  Friede Goldman International, Inc.                                          12,025
     6,500     2  Global Industries Ltd.                                                      52,000
    17,600     2  Grey Wolf, Inc.                                                             46,200
     1,700     2  HS Resources, Inc.                                                          26,562
    14,300     2  Harken Energy Corp.                                                         14,300
     5,300        Helmerich & Payne, Inc.                                                    126,206
     1,700     2  IRI International Corp.                                                      6,800
     4,800     2  Input/Output, Inc.                                                          25,200
     8,800     2  Key Energy Group, Inc.                                                      39,600
     2,084     2  Louis Dreyfus Natural Gas Corp.                                             41,680
     6,100     2  Marine Drilling Cos., Inc.                                                  98,744
     2,792     2  Meridian Resource Corp.                                                     12,390
     2,200        Mitchell Energy & Development Corp., Class A                                52,525
     4,700     2  National-Oilwell, Inc.                                                      63,744
     3,800     2  Newfield Exploration Co.                                                   111,862
     1,900     2  Nuevo Energy Co.                                                            26,956
     2,100     2  Oceaneering International, Inc.                                             28,481
     2,200     2  Offshore Logistics, Inc.                                                    20,350
     6,900     2  Parker Drilling Co.                                                         25,875
     3,500     2  Patterson Energy, Inc.                                                      44,844
     8,300        Pennzoil-Quaker State Co.                                                   98,044
    10,700        Pioneer Natural Resources, Inc.                                            100,313
     1,700     2  Plains Resources, Inc.                                                      29,219
     4,300        Pogo Producing Co.                                                          86,269
     2,000     2  Pool Energy Services Co.                                                    43,625
     5,400     2  Pride International, Inc.                                                   74,250
     1,300     2  SEACOR SMIT, Inc.                                                           59,475
     2,600     2  Seitel, Inc.                                                                20,637
     1,200        St. Mary Land & Exploration Co.                                             30,600
     1,600     2  Stone Energy Corp.                                                          77,800
     1,630     2  Swift Energy Co.                                                            16,911
     3,400     2  Tesoro Petroleum Corp.                                                      41,225
       900     2  The Houston Exploration Co.                                                 17,606
       200     2  Thermo Ecotek Corp.                                                          1,525
     2,800     2  Transmontaigne, Co.                                                         32,550
     3,100     2  Tuboscope, Inc.                                                             34,487
     1,400     2  UTI Energy Corp.                                                            26,862
     5,300        Valero Energy Corp.                                                         97,387
     6,500     2  Varco International, Inc.                                                   68,656
     2,400     2  Veritas DGC, Inc.                                                           33,750
     4,500        Vintage Petroleum, Inc.                                                     48,937

                  TOTAL                                                                    2,359,642

     1,195        1st Source Corp.                                                            33,012
     1,200     2  Acceptance Insurance Cos., Inc.                                             17,325
     1,000     2  Advance Paradigm, Inc.                                                      42,625
     2,000        Advanta Corp., Class A                                                      35,625
       800        Advest Group, Inc.                                                          15,450
     2,500     2  Affiliated Managers Group                                                   66,875
     1,000        Alabama National Bancorp                                                    23,750
       400     2  Alexander's, Inc.                                                           29,275
     1,100        Alexandria Real Estate Equities, Inc.                                       31,625
     4,300        Alfa Corp.                                                                  76,862
       500     2  Alleghany Corp.                                                             96,000
     1,200        Alliance Bancorp                                                            24,600
     6,100        Allied Capital Corp.                                                       122,381
     3,025        Amcore Financial, Inc.                                                      71,466
     1,612        AmerUs Life Holdings, Inc., Class A                                         38,890
       847        American Annuity Group, Inc.                                                15,193
     2,500        American Health Properties, Inc.                                            50,469
     1,700        American Heritage Life Investments                                          65,875
     1,900        American Industrial Properties REIT                                         21,850
     6,700     2  Americredit Corp.                                                          116,412
     1,500        Amli Residential Properties Trust                                           31,125
     5,200     2  Amresco, Inc.                                                               15,275
     2,700        Anchor Bancorp Wisconsin, Inc.                                              43,200
       800        Anchor Financial Corp.                                                      24,200
       700        Andover Bancorp, Inc.                                                       20,475
     4,200     2  Arcadia Financial Ltd.                                                      16,800
     1,300        Area Bancshares Corp.                                                       33,800
     1,900        Argonaut Group, Inc.                                                        45,719
     2,500        Arm Financial Group, Inc., Class A                                             200
     1,800        Associated Estates Realty Corp.                                             15,525
     1,180     2  BOK Financial Corp.                                                         24,927
     4,694        BRE Properties, Inc., Class A                                              106,495
       750        BSB Bancorp, Inc.                                                           16,547
     1,560        BT Financial Corp.                                                          34,515
     1,400        Baldwin & Lyons, Inc., Class B                                              28,875
       400        BancFirst Corp.                                                             12,900
       700        BancFirst Ohio Corp.                                                        15,487
     2,400        BancWest Corp.                                                             100,350
       800        Banco Santander Puerto Rico                                                 14,300
     5,920        Bancorpsouth, Inc.                                                         102,860
     1,256        Bank Granite Corp.                                                          28,260
     3,000        Bank United Corp., Class A                                                 117,000
       585        BankAtlantic Bancorp, Inc., Class A                                          2,962
     3,900        BankAtlantic Bancorp, Inc., Class B                                         24,375
     2,470        Banknorth Group, Inc.                                                       83,440
     2,000        Bay View Capital Corp.                                                      27,750
     2,300        Bedford Property Investors, Inc.                                            40,250
     1,850        Berkley, (W. R.) Corp.                                                      42,434
     1,400        Blanch, (E. W.) Holdings, Inc.                                              90,650
     1,800        Boykin Lodging Co.                                                          23,287
     2,546        Bradley Real Estate, Inc.                                                   42,645
     3,800        Brandywine Realty Trust                                                     63,887
     1,729        Brenton Banks, Inc.                                                         22,045
     1,500        Brookline Bancorp, Inc.                                                     15,750
     1,150        Brown & Brown, Inc.                                                         38,812
     3,400        Burnham Pacific Properties, Inc.                                            34,000
     2,400        CBL & Associates Properties, Inc.                                           53,400
     2,300        CFS Bancorp, Inc.                                                           24,006
     1,800        CNA Surety Corp.                                                            20,700
       900        CPB, Inc.                                                                   22,275
     1,240        CVB Financial Corp.                                                         31,930
     4,300        Cabot Industrial Trust                                                      86,000
     4,733        Camden Property Trust                                                      128,087
     2,300        Capital Automotive                                                          29,325
       500        Capital City Bank Group, Inc.                                               11,687
     9,700        Capital Federal Financial                                                   97,000
     2,400        Capital Re Corp.                                                            33,900
     6,550        Capstead Mortgage Corp.                                                     25,791
     2,300        Carolina First Corp.                                                        47,581
     2,670        Cash America International, Inc.                                            25,198
     1,000        Cathay Bancorp, Inc.                                                        38,375
     1,921     2  Centennial Bancorp                                                          21,731
     2,400        Center Trust, Inc.                                                          24,600
     2,100        CenterPoint Properties Corp.                                                68,512
       900        Century South Banks, Inc.                                                   21,937
     2,200        Charter Municipal Mortgage Acceptance Co.                                   27,225
     2,300        Chateau Communities, Inc.                                                   58,650
     1,700        Chelsea GCA Realty, Inc.                                                    52,700
     1,457        Chemical Financial Corp.                                                    47,535
     1,500        Chicago Title Corp.                                                         66,094
     3,025        Chittenden Corp.                                                            93,397
     1,600     2  ChoicePoint, Inc.                                                           98,900
     2,600        Citizens Banking Corp.                                                      72,150
     1,833        City Holding Co.                                                            29,099
     2,800        Colonial Properties Trust                                                   71,400
     2,919        Commerce Bancorp, Inc.                                                     130,808
     2,700        Commerce Group, Inc.                                                        68,512
     3,200        Commercial Net Lease Realty                                                 36,800
     1,469        Commonwealth Bancorp                                                        24,789
     5,000        Community First Bankshares, Inc.                                            95,156
     1,224        Community Trust Bancorp, Inc.                                               26,316
       800     2  CompuCredit Corp.                                                           20,350
     1,400        Conning Corp.                                                               12,163
     1,200     2  ContiFinancial Corp.                                                           487
     4,200        Cornerstone Realty Income Trust, Inc.                                       43,575
     1,000        Corus Bankshares, Inc.                                                      27,437
     2,600        Cousins Properties, Inc.                                                    82,387
     3,850        Crawford & Co., Class B                                                     53,900
     2,400     2  Credit Acceptance Corp.                                                     13,500
     2,400        Crown American Realty Trust                                                 14,700
     1,000     2  DVI, Inc.                                                                   13,500
     1,300        Dain Rauscher Corp.                                                         69,794
     3,200     2  Data Broadcasting Corp.                                                     37,800
     1,604     2  Delphi Financial Group, Inc., Class A                                       51,328
     6,500        Developers Diversified Realty                                               92,625
     1,400        Dime Community Bancorp, Inc.                                                28,262
     3,400        Doral Financial Corp.                                                       43,562
     2,184        Downey Financial Corp.                                                      48,321
     2,400        East West Bancorp, Inc.                                                     29,700
     1,700        EastGroup Properties, Inc.                                                  31,131
     3,200        Eaton Vance Corp.                                                          109,400
     2,900        Enhance Financial Services Group, Inc.                                      52,925
     1,500        Entertainment Properties Trust                                              21,094
     4,000        Equity Inns, Inc.                                                           30,000
     1,800        Essex Property Trust, Inc.                                                  58,612
       992        F & M BancorpMaryland                                                       24,924
     1,367        F & M Bancorporation, Inc.Wisconsin                                         49,468
     2,426        F & M National Corp.                                                        72,770
     1,400        FBL Financial Group, Inc., Class A                                          25,637
     1,000        FCNB Corp.                                                                  18,000
     1,982        FNB Corp.                                                                   50,789
     1,000     2  FPIC Insurance Group, Inc.                                                  15,875
       500     2  Farm Family Holdings, Inc.                                                  19,437
       700        Farmers Capital Bank Corp.                                                  24,325
     1,000     2  Federal Agricultural Mortgage Association, Class C                          18,375
     4,300        Federal Realty Investment Trust                                             78,206
     5,300     2  FiNet.com, Inc.                                                             12,422
     2,852        Fidelity National Financial, Inc.                                           44,741
     1,150     2  Financial Federal Corp.                                                     24,725
     5,950        First American Financial Corp.                                              88,134
     1,200        First Busey Corp.                                                           28,200
     1,800        First Charter Corp.                                                         34,200
       600        First Citizens Bancshares, Inc., Class A                                    45,600
       600        First Commerce Bancshares, Inc., Class B                                    12,300
     3,300        First Commmonwealth Financial Corp.                                         93,637
     1,600        First Federal Capital Corp.                                                 25,200
     2,929        First Financial Bancorp                                                     71,028
     1,016        First Financial Bankshares, Inc.                                            34,544
       657        First Financial Corp.                                                       23,118
     1,400        First Financial Holdings, Inc.                                              26,162
     1,007        First Indiana Corp.                                                         24,671
     4,000        First Industrial Realty Trust                                               98,750
     1,300        First Liberty Financial Corp.                                               40,462
     1,300        First Merchants Corp.                                                       30,225
     2,604        First Midwest Bancorp, Inc.                                                106,438
     1,000     2  First Republic Bank                                                         25,000
     4,587        First Sentinel Bancorp, Inc.                                                37,556
     1,700     2  First Sierra Financial, Inc.                                                25,075
     1,325        First Union Corp.                                                           56,561
     2,700        First United Bancshares                                                     43,369
     1,240        First Washington Bancorp, Inc.                                              21,080
       800        First Washington Realty Trust, Inc.                                         16,350
     2,200     2  FirstFed Financial Corp.                                                    35,200
     2,500        Firstbank Corp.                                                             55,937
       800        Flagstar Bancorp, Inc.                                                      12,350
     2,000        Foremost Corp. of America                                                   56,500
     1,100     2  Franchise Mortgage Acceptance Co. LLC                                        8,387
     1,500        Freedom Securities Corp.                                                    22,312
     2,400     2  Friedman, Billings, Ramsey Group, Inc., Class A                             12,450
     1,600     2  Frontier Financial Corp.                                                    38,400
     3,753        Frontier Insurance Group, Inc.                                              33,308
     1,200        GBC Bancorp                                                                 24,525
     2,800        Gables Residential Trust                                                    67,725
     1,900        Gallagher (Arthur J.) & Co.                                                 98,325
       900        Glacier Bancorp, Inc.                                                       16,537
     3,400        Glenborough Realty Trust, Inc.                                              44,412
     2,500        Glimcher Realty Trust                                                       37,031
       800        Golf Trust of America, Inc.                                                 14,350
     1,580        Grand Premier Financial, Inc.                                               25,280
     1,800        Great Lakes REIT, Inc.                                                      25,988
       700        Great Southern Bancorp, Inc.                                                15,050
     1,000        Greater Bay Bancorp                                                         36,750
     1,000        Guarantee Life Co., Inc.                                                    31,063
     4,200        HCC Insurance Holdings, Inc.                                                47,250
     3,100        HSB Group, Inc.                                                            118,575
     2,200     2  Hambrecht & Quist Group                                                    108,625
       900     2  Hamilton Bancorp, Inc.                                                      14,288
       955        Hancock Holding Co.                                                         37,723
     1,507        Harbor Florida Bancshares, Inc.                                             18,932
     1,400        Harleysville Group, Inc.                                                    23,888
       832        Harleysville National Corp.                                                 27,768
       900        Harris Financial, Inc.                                                       9,563
     3,300        Health Care Property Investors, Inc.                                        86,625
     3,000        Health Care REIT, Inc.                                                      53,625
     4,699        Healthcare Realty Trust, Inc.                                               90,456
       293        Heller Financial, Inc.                                                       6,959
     1,400        Hilb Rogal & Hamilton Co.                                                   35,088
     1,900        Home Properties of New York, Inc.                                           50,706
     4,400        Horace Mann Educators Corp.                                                124,025
     5,300        Hospitality Properties Trust                                               111,963
     1,800        Hudson River Bancorp, Inc.                                                  19,913
     4,309        Hudson United Bancorp                                                      135,464
     8,000        INMC Mortgage Holdings, Inc.                                               111,500
     1,250     2  INSpire Insurance Solutions, Inc.                                            7,969
     3,500        IRT Property Co.                                                            29,531
     3,652     2  Imperial Bancorp                                                            90,615
     2,800        Imperial Credit Commercial Mortgage Investment Corp                         30,450
     2,754     2  Imperial Credit Industries, Inc.                                            14,803
     8,100        Independence Community Bank                                                 96,694
     1,300        Independent Bank Corp.                                                      17,388
     3,700        Innkeepers USA Trust                                                        31,913
     1,650        InterWest Bancorp, Inc.                                                     30,525
     1,400        International Bancshares Corp.                                              63,525
     1,400        Investors Financial Services Corp.                                          51,800
     1,200        Irwin Financial Corp.                                                       24,600
     3,550        JDN Realty Corp.                                                            67,672
     1,400        JP Realty, Inc.                                                             23,975
       900        JSB Financial, Inc.                                                         54,113
       933        Jeffbanks, Inc.                                                             27,698
     2,300        Jefferies Group, Inc.                                                       49,019
       800        John Nuveen & Co., Inc., Class A                                            28,600
       800        Kansas City Life Insurance Co.                                              31,100
     2,900        Kilroy Realty Corp.                                                         55,644
     2,800        Koger Equity, Inc.                                                          43,400
     3,300        Konover Property Trust, Inc.                                                21,038
     2,900        LTC Properties, Inc.                                                        30,813
     1,300        LaSalle Hotel Properties                                                    16,331
     1,600        LandAmerica Financial Group, Inc.                                           29,700
     1,900     2  Leap Wireless International, Inc.                                           73,150
     4,500        Leucadia National Corp.                                                    105,469
     1,800        Lexington Corporate Properties Trust                                        19,575
     1,648        Liberty Corp.                                                               79,207
     1,400        Liberty Financial Cos., Inc.                                                33,688
     2,200     2  Local Financial Corp.                                                       20,350
     2,569        MAF Bancorp, Inc.                                                           55,394
     1,500        MGI Properties, Inc.                                                        14,531
     1,900        MMI Companies, Inc.                                                         15,556
     3,200        Macerich Co. (The)                                                          64,000
     2,300        Manufactured Home Communities, Inc.                                         53,619
       500     2  Markel Corp.                                                                86,469
     1,200        Medallion Financial Corp.                                                   24,525
     1,400     2  Mede America Corp.                                                          31,150
     2,485     2  Medical Assurance, Inc.                                                     58,087
     2,000        Merchants New York Bancorp, Inc.                                            35,000
     4,064        Metris Cos., Inc.                                                          139,954
       320        Michigan Financial Corp.                                                     9,520
       863        Mid American Bancorp                                                        25,782
     2,000        Mid-American Apartment Communities, Inc.                                    44,250
     1,100        Mid-State Bancshares                                                        37,400
       500        Midland Co.                                                                 11,000
       900        Midwest Banc Holdings, Inc.                                                 14,063
     1,600        Mills Corp.                                                                 28,800
       700        Mississippi Valley Bancshares, Inc.                                         22,269
     5,000        Mony Group, Inc.                                                           157,500
     3,062        Morgan Keegan, Inc.                                                         54,733
     1,277        NBT Bancorp, Inc.                                                           23,864
     1,600        National Bancorp Alaska, Inc.                                               41,600
     1,819        National City Bancshares, Inc.                                              50,932
     1,000     2  National Discount Brokers Group, Inc.                                       23,938
     1,300        National Golf Properties, Inc.                                              27,788
     2,600        National Health Investors, Inc.                                             39,325
     1,855        National Penn Bancshares, Inc.                                              48,810
       800     2  National Processing, Inc.                                                    6,950
       200     2  National Western Life Insurance Co., Class A                                17,088
     4,900        Nationwide Health Properties, Inc.                                          81,156
     2,200     2  Net.B@nk, Inc.                                                              48,675
     1,000     2  New Century Financial Corp.                                                 13,688
       500     2  NextCard, Inc.                                                              15,594
     1,400        Niagara Bancorp, Inc.                                                       14,788
     1,500        Northwest Bancorp, Inc.                                                     12,281
     1,500        OceanFirst Financial Corp.                                                  26,813
     3,500     2  Ocwen Financial Corp.                                                       23,406
     6,600        Ohio Casualty Corp.                                                        110,138
       451        Old Kent Financial Corp.                                                    18,378
     1,000        Omega Financial Corp.                                                       32,250
     2,139        Omega Healthcare Investors                                                  42,379
     3,643        One Valley Bancorp West Virginia, Inc.                                     132,970
     1,233        Oriental Financial Group                                                    27,897
     2,900        Orion Capital Corp.                                                        141,738
     1,400     2  PFF Bancorp, Inc.                                                           28,525
     1,100     2  PICO Holdings, Inc.                                                         18,081
     1,900        PMA Capital Corp.                                                           38,000
     2,500        PS Business Parks, Inc.                                                     56,563
     1,263        PXRE Group Ltd.                                                             15,472
     2,600        Pacific Capital Bancorp                                                     86,125
     1,900        Pacific Gulf Properties, Inc.                                               38,475
       900        Pan Pacific Retail Properties, Inc.                                         16,425
       900        Park National Corp.                                                         89,100
     1,100        Parkway Properties, Inc.                                                    33,688
       600     2  Penn Treaty American Corp.                                                  10,800
     1,300        Pennsylvania Real Estate Investment Trust                                   24,213
       600        Peoples Holding Co.                                                         19,350
       900     2  Philadelphia Consolidated Holding Corp.                                     13,050
     4,600        Phoenix Investment Partners Ltd.                                            38,813
     2,900     2  Pinnacle Holdings, Inc.                                                     69,600
     2,800        Pioneer Group, Inc.                                                         34,825
     2,800        Premier Bankshares, Inc.                                                    49,350
     1,600        Premier National Bancorp, Inc.                                              29,400
     4,100        Prentiss Properties Trust                                                   87,894
     2,500        Presidential Life Corp.                                                     45,938
       900        Prime Group Realty Trust                                                    12,938
     4,635        Prime Retail, Inc.                                                          36,790
       300     2  Prism Financial Corp.                                                        3,844
       900     2  Professionals Group, Inc.                                                   21,656
     1,000     2  Provident American Corp.                                                    27,938
     2,723        Provident Bankshares Corp.                                                  58,630
     1,772        Queens County Bancorp, Inc.                                                 55,707
     1,100        R&G Financial Corp., Class B                                                16,775
     2,600        RFS Hotel Investors, Inc.                                                   31,200
       925        RLI Corp.                                                                   30,814
     3,853        Radiant Group, Inc.                                                        203,487
     4,300        Raymond James Financial, Inc.                                               87,075
     2,900        Realty Income Corp.                                                         65,250
     4,300        Reckson Associates Realty Corp.                                             79,550
     1,000        Redwood Trust, Inc.                                                         13,000
     3,800        Regency Realty Corp.                                                        75,288
       900        Reliance Bancorp, Inc.                                                      36,309
     6,900        Reliance Group Holdings, Inc.                                               24,581
     4,372        Republic Bancorp, Inc.Michigan                                              57,383
       600        Republic Bancorp, Inc.Kentucky                                               5,625
       600     2  Republic Bancshares, Inc.                                                    8,963
     5,335        Republic Security Financial Corp.                                           45,014
     2,300        Resource America, Inc., Class A                                             16,675
     2,396        Resource Bancshares Mortgage Group, Inc.                                    13,478
     3,400        Richmond County Financial Corp.                                             62,475
     2,000        Riggs National Corp.                                                        30,250
       900     2  Risk Capital Holdings, Inc.                                                 11,756
       700        Rock Financial Corp.                                                        13,738
     2,900        S & T Bancorp, Inc.                                                         67,425
     1,300        SCPIE Holdings, Inc.                                                        45,663
     2,300        SL Green Realty Corp.                                                       41,831
       400        SLM Corp.                                                                   19,550
     1,000        Sandy Spring Bancorp, Inc.                                                  28,000
     1,100        Saul Centers, Inc.                                                          15,606
     2,800        Seacoast Financial Services Corp.                                           30,800
     1,100        Second Bancorp, Inc.                                                        28,050
     3,900     2  Security Capital Group, Inc.                                                53,625
     3,000        Selective Insurance Group, Inc.                                             56,063
     1,025        Shoreline Financial Corp.                                                   20,180
     3,100        Shurgard Storage Centers, Inc., Class A                                     73,238
       100        Siebert Financial Corp.                                                      1,425
     1,900     2  Silicon Valley Bancshares                                                   61,988
       700        Simmons 1st National Corp., Class A                                         20,825
     8,448        Sky Financial Group, Inc.                                                  202,752
     1,900        Smith (Charles E.) Residential Realty, Inc.                                 64,600
     2,900     2  Southwest Bancorp. of Texas, Inc.                                           50,388
     1,297        Southwest Securities Group, Inc.                                            30,885
     1,300        Sovran Self Storage, Inc.                                                   27,625
       900        St. Francis Capital Corp.                                                   20,250
     1,500        StanCorp Financial Group, Inc.                                              38,063
       513        Starwood Hotels & Resorts Worldwide, Inc.                                   11,767
     1,600        State Auto Financial Corp.                                                  18,400
     4,500        Staten Island Bancorp, Inc.                                                 87,188
     2,500        Sterling Bancshares, Inc.                                                   31,250
       600        Sterling Financial Corp.                                                    22,950
     1,200        Stewart Information Services Corp.                                          17,850
     3,000        Storage USA, Inc.                                                           87,375
     2,400        Summit Properties, Inc.                                                     45,900
     1,800        Sun Communities, Inc.                                                       57,375
     4,000        Sunstone Hotel Investors, Inc.                                              38,250
     1,900     2  Superior National Insurance Group, Inc.                                     22,800
     3,905        Susquehanna Bankshares, Inc.                                                64,921
       600        Tanger Factory Outlet Centers, Inc.                                         12,975
     3,700        Taubman Centers, Inc.                                                       41,856
     3,400     2  TeleBanc Financial Corp.                                                    81,600
     1,700        Texas Regional Bancshares, Inc., Class A                                    47,494
     1,700        The Trust Company of New Jersey                                             39,313
     2,300        Thornburg Mortgage Asset Co.                                                20,700
     1,700        Town & Country Trust                                                        29,431
       300     2  Track Data Corp.                                                             2,841
     1,100        Trenwick Group, Inc.                                                        22,344
     1,400     2  Triad Guaranty, Inc.                                                        28,788
     2,700        Triangle Bancorp, Inc.                                                      62,100
     2,600        Trinet Corporate Realty Trust, Inc.                                         59,963
     2,856        Trustco Bank Corp.                                                          84,431
     4,000     2  UICI                                                                       106,000
     1,752        UMB Financial Corp.                                                         71,175
     1,500        US Restaurant Properties                                                    24,000
       990        USB Holdings Co., Inc.                                                      14,850
     1,400        USBANCORP, Inc.                                                             18,550
     4,528        UST Corp.                                                                  140,368
     5,600     2  Unicapital Corp.                                                             9,100
     2,000     2  Unistar Financial Service Corp.                                             55,250
     5,700        United Assets Management Corp.                                             118,275
     4,600        United Bankshares, Inc.                                                    113,275
     3,600        United Community Financial Corp.                                            35,550
    11,000        United Dominion Realty Trust, Inc.                                         120,313
       850        United Fire & Casualty Co.                                                  18,966
     1,707        United National Bancorp                                                     39,038
     1,700     2  United Payors & United Providers, Inc.                                      28,581
     1,100        Urban Shopping Centers, Inc.                                                28,394
       200        Value Line, Inc.                                                             6,975
     5,800     2  Ventas, Inc.                                                                28,275
       400        WFS Financial, Inc.                                                          8,050
     2,600        Walden Residential Properties, Inc.                                         55,738
     5,800        Washington Federal, Inc.                                                   132,313
       456        Washington Mutual, Inc.                                                     16,388
     3,800        Washington Real Estate Investment Trust                                     57,950
     3,800        Webster Financial Corp. Waterbury                                          108,775
     2,800        Weingarten Realty Investors                                                107,100
     2,150        Wesbanco, Inc.                                                              56,438
     1,705        West Coast Bancorp                                                          23,550
     1,065        Westcorp, Inc.                                                              16,641
     2,200        Western Bancorp                                                            103,125
     1,800        Western Properties Trust                                                    18,900
     4,500        Westernbank Puerto Rico                                                     62,438
     3,100        Westfield America, Inc.                                                     42,625
       600        White Mountain Insurance Group, Inc.                                        75,900
     2,525        Whitney Holding Corp.                                                       93,425
    20,700     2  Wyndham International, Inc., Class A                                        59,513
     1,000        Zenith National Insurance Corp.                                             22,313
                  TOTAL                                                                   18,000,061

     1,000     2  Abgenix, Inc.                                                               44,375
       300     2  Accredo Health, Inc.                                                         9,900
     2,200     2  Acuson Corp.                                                                22,825
     1,700     2  Affymetrix, Inc.                                                           149,813
     1,300     2  Alaris Medical, Inc.                                                         2,356
       700     2  Albany Molecular Research, Inc.                                             17,413
     1,300     2  Algos Pharmaceuticals Corp.                                                 12,838
     2,500     2  Alkermes, Inc.                                                              88,281
     2,000        Alpharma, Inc., Class A                                                     70,375
     2,200     2  AmeriPath, Inc.                                                             16,294
     1,600     2  American Superconductor Corp.                                               28,500
     1,300     2  Anesta Corp.                                                                14,463
     5,500     2  Apria Healthcare Group, Inc.                                                86,969
     1,200        Arrow International, Inc.                                                   32,550
     1,400     2  Aviron                                                                      34,038
       500     2  Bacou U.S.A., Inc.                                                           7,938
     1,375     2  Barr Laboratories, Inc.                                                     41,680
    10,000     2  Beverly Enterprises, Inc.                                                   39,375
     5,500     2  Bio-Technology General Corp.                                                53,625
     1,600     2  Biomatrix, Inc.                                                             36,300
     1,100     2  BriteSmile, Inc.                                                             7,150
     1,600     2  CONMED Corp.                                                                39,900
     1,300     2  Cardiothoracic Systems, Inc.                                                22,588
     5,700     2  Catalytica, Inc.                                                            71,606
     1,800     2  Celgene Corp.                                                               54,675
     2,000     2  Cell Pathways, Inc.                                                         18,625
     2,900     2  Cephalon, Inc.                                                              47,125
     1,000     2  Chattem, Inc.                                                               17,625
     1,500     2  Chirex, Inc.                                                                42,375
       700     2  Closure Medical Corp.                                                        9,188
     2,400     2  Columbia Laboratories, Inc.                                                 16,350
     1,500        Cooper Companies, Inc.                                                      37,500
     2,400     2  Cor Therapeutics, Inc.                                                      48,450
       248     2  Coram Healthcare Corp., Warrants                                                 0
     1,600     2  Corixa Corp.                                                                20,800
     1,800     2  Coulter Pharmaceutical, Inc.                                                30,600
     6,200     2  Covance, Inc.                                                               60,063
     6,300     2  Coventry Health Care, Inc.                                                  36,225
     1,900     2  Cyberonics, Inc.                                                            26,719
     2,100     2  Cygnus, Inc.                                                                20,869
     1,300     2  Datascope Corp.                                                             46,800
     1,200        Diagnostic Products Corp.                                                   27,900
     4,700     2  Dura Pharmaceuticals, Inc.                                                  60,072
     2,100     2  Duramed Pharmaceuticals, Inc.                                               17,456
     1,900     2  Eclipse Surgical Technologies, Inc.                                         17,694
     1,300     2  Entremed, Inc.                                                              31,200
     2,326     2  Enzo Biochem, Inc.                                                          49,718
     3,800     2  Enzon, Inc.                                                                111,388
     5,400     2  First Health Group Corp.                                                   125,550
     1,400     2  Geltex Pharmaceuticals, Inc.                                                17,238
     4,587     2  Gilead Sciences, Inc.                                                      289,841
     1,000     2  Gliatech, Inc.                                                               8,188
     2,100     2  Guilford Pharmaceuticals, Inc.                                              33,075
     2,900     2  Haemonetics Corp.                                                           54,194
     2,000     2  Hanger Orthopedic Group, Inc.                                               24,625
     2,600     2  Hemispherx Biopharma, Inc.                                                  19,013
     3,000        Hooper Holmes, Inc.                                                         80,625
     2,400     2  Human Genome Sciences, Inc.                                                209,700
     2,200     2  IDEC Pharmaceuticals Corp.                                                 255,613
     4,200     2  IDEXX Laboratories, Inc.                                                    63,525
     2,700     2  Imclone Systems, Inc.                                                       75,263
       900     2  Impath, Inc.                                                                21,600
     2,500     2  Incyte Pharmaceuticals, Inc.                                                48,125
     1,400     2  Inhale Therapeutic Systems                                                  38,588
     5,600        Integrated Health Services, Inc.                                             1,575
     2,500        Invacare Corp.                                                              52,188
       500     2  Invitrogen Corp.                                                            12,500
     3,000     2  Isis Pharmaceuticals, Inc.                                                  34,688
     3,900        Jones Pharma, Inc.                                                         120,900
     1,200     2  KV Pharmaceutical Co., Class B                                              20,625
     1,500     2  King Pharmaceuticals, Inc.                                                  45,375
     2,600     2  LCA Vision, Inc.                                                            11,863
     6,800     2  Laboratory Corporation of America Holdings                                  20,400
     2,600     2  Laser Vision Centers, Inc.                                                  22,344
     1,700     2  LaserSight, Inc.                                                            23,481
     3,200     2  LifePoint Hospitals, Inc.                                                   37,800
     4,692     2  Ligand Pharmaceuticals, Inc., Class B                                       38,416
     4,100     2  Liposome Co., Inc.                                                          32,288
     2,200     2  Macrochem Corp.                                                             12,169
     3,400     2  Magellan Health Services, Inc.                                              20,613
     3,900     2  Matria Healthcare, Inc.                                                     15,722
     1,500     2  Maxxim Medical, Inc.                                                        36,000
     1,100     2  Medco Research, Inc.                                                        26,538
     3,050     2  Medicis Pharmaceutical Corp., Class A                                       93,025
     2,200        Mentor Corp.                                                                51,838
     5,000     2  Mid Atlantic Medical Services, Inc.                                         27,188
     3,800     2  Millennium Pharmaceuticals, Inc.                                           266,475
       300        Mine Safety Appliances Co.                                                  19,875
     1,500     2  NCS HealthCare, Inc., Class A                                                4,453
     1,300     2  Neurogen Corp.                                                              20,800
     1,500     2  Novoste Corp.                                                               25,781
     1,300     2  OEC Medical Systems, Inc.                                                   46,313
     3,100     2  Oakley, Inc.                                                                20,150
     1,700     2  Ocular Sciences, Inc.                                                       31,238
     3,232     2  Organogenesis, Inc.                                                         24,240
     4,300     2  Orthodontic Centers of America, Inc.                                        59,125
     1,500     2  Osteotech, Inc.                                                             19,594
     2,700     2  Parexel International Corp.                                                 25,819
     1,700     2  Pathogenesis Corp.                                                          25,500
     1,600     2  Pediatrix Medical Group                                                     14,200
       700     2  Perclose, Inc.                                                              34,213
     1,951     2  Pharmaceutical Product Development, Inc.                                    19,632
     1,800     2  Pharmaceutical Resources, Inc.                                              11,025
     1,300     2  Pharmacyclics, Inc.                                                         45,988
     8,100     2  Phycor, Inc.                                                                20,250
     2,000     2  Protein Design Laboratories, Inc.                                           80,125
     1,300     2  Province Heathcare Co.                                                      20,963
     3,000     2  Quest Diagnostic, Inc.                                                      84,000
     7,700     2  Quorum Health Group, Inc.                                                   61,600
     1,700     2  Regeneron Pharmaceuticals, Inc.                                             13,600
     4,675     2  Renal Care Group, Inc.                                                      87,072
     1,650     2  Res-Care, Inc.                                                              24,028
     1,600     2  ResMed, Inc.                                                                55,400
     3,343     2  Respironics, Inc.                                                           28,207
     3,600     2  Rexall Sundown, Inc.                                                        38,025
     3,400     2  Roberts Pharmaceutical Corp.                                               109,650
     8,500     2  SICOR, Inc.                                                                 40,375
     1,100     2  Sabratek Corp.                                                                 894
       800     2  SafeScience, Inc.                                                           15,200
     4,900     2  Safeskin Corp.                                                              41,038
     1,600     2  SangStat Medical Corp.                                                      34,600
       500     2  Schein Pharmaceutical, Inc.                                                  4,250
     2,200     2  Serologicals Corp.                                                           8,525
     2,850     2  Sierra Health Services, Inc.                                                20,841
     2,600     2  Sola International, Inc.                                                    36,400
     7,200     2  Steris Corp.                                                                95,850
     4,600     2  Summit Technology, Inc.                                                     71,588
     6,324     2  Sun Healthcare Group, Inc.                                                     379
     2,400     2  Sunrise Medical, Inc.                                                       13,500
     4,700     2  Sunrise Technologies International, Inc.                                    29,375
     1,700     2  SuperGen, Inc.                                                              47,813
     1,000     2  Syncor International Corp.                                                  36,625
     2,100     2  Techne Corp.                                                                82,688
     2,800     2  Theragenics Corp.                                                           29,750
     1,700     2  Thermo Cardiosystems, Inc.                                                  10,731
     8,000     2  Total Renal Care Holdings, Inc.                                             58,500
     1,800     2  Transkaryotic Therapies, Inc.                                               83,700
       900     2  Trex Medical Corp.                                                           2,700
     3,200     2  Triad Hospitals, Inc.                                                       31,200
     2,700     2  Triangle Pharmaceuticals, Inc.                                              43,875
     2,600     2  Twinlab Corp.                                                               21,125
     2,900     2  U.S. Bioscience, Inc.                                                       46,763
     7,008     2  US Oncology, Inc.                                                           31,317
     4,500     2  Unilab Corp.                                                                25,594
     3,200        Varian Medical Systems, Inc.                                                67,400
     1,400     2  Ventana Medical Systems                                                     28,088
     2,700     2  Vertex Pharmaceuticals, Inc.                                                77,288
     1,700     2  Vical, Inc.                                                                 24,225
       700        Vital Signs, Inc.                                                           15,138
     1,800     2  Wesley Jessen VisionCare, Inc.                                              48,375
     1,250     2  Xomed Surgical Products, Inc.                                               76,016
                  TOTAL                                                                    6,561,935

     1,300     2  24/7 Media, Inc.                                                            56,144
     2,200     2  3DFX Interactive, Inc.                                                      21,175
     1,000     2  ACT Networks, Inc.                                                           6,500
     3,100     2  ACTV, Inc.                                                                  49,019
     1,100     2  AVT Corp.                                                                   36,850
     1,100     2  Abacus Direct Corp.                                                        161,150
       300     2  About.com, Inc.                                                             14,175
     4,300     2  Acclaim Entertainment, Inc.                                                 30,638
     2,100     2  Actel Corp.                                                                 39,638
     2,400     2  Activision, Inc.                                                            33,900
     1,300     2  Actuate Software Corp.                                                      44,200
     1,600     2  Adaptive Broadband Corp.                                                    59,100
     2,100     2  Adtran, Inc.                                                                77,963
     2,000     2  Advanced Digital Information Corp.                                          74,500
     7,600     2  Advanced Fibre Communications                                              166,250
       900     2  Advantage Learning Systems, Inc.                                            24,863
     1,200     2  Advent Software, Inc.                                                       72,150
     1,900     2  Aeroflex, Inc.                                                              10,569
       600     2  Allaire Corp.                                                               43,763
     2,900     2  Allen Telecom, Inc.                                                         26,281
     2,600     2  Alliance Semiconductor Corp.                                                30,225
     1,700     2  Alpha Industries, Inc.                                                      93,925
     4,500     2  American Management System, Inc.                                           116,438
     1,400     2  American Mobile Satellite Corp.                                             15,575
       325        American Satellite Network, Warrants                                             0
     1,500     2  American Xtal Technology, Inc.                                              19,406
     9,100     2  Amkor Technology, Inc.                                                     183,706
     4,300     2  Ampex, Inc., Class A                                                        10,481
     1,200     2  Anacomp, Inc.                                                               20,925
     1,600     2  Anadigics, Inc.                                                             61,600
       700        Analogic Corp.                                                              18,375
     2,300        Analysts International Corp.                                                26,881
     2,700     2  Ancor Communications, Inc.                                                  85,556
     8,800     2  Andrew Corp.                                                               113,300
     2,700     2  Anicom, Inc.                                                                11,138
     2,200     2  Anixter International, Inc.                                                 45,925
     2,900     2  AnswerThink Consulting Group, Inc.                                          47,850
     2,550     2  Antec Corp.                                                                123,675
     1,950     2  Apex, Inc.                                                                  33,150
       500     2  AppliedTheory Corp.                                                          6,125
     1,500     2  Ardent Software, Inc.                                                       33,094
     2,500        Ashton Techonology Group, Inc.                                              16,016
     2,400     2  Aspect Development, Inc.                                                    84,900
     5,200     2  Aspect Telecommunications Corp.                                            130,975
     2,700     2  Aspen Technology, Inc.                                                      34,425
     1,300     2  Asyst Technologies, Inc.                                                    50,375
       506     2  At Home Corp., Class A                                                      18,912
    10,500     2  Aura System, Inc.                                                            3,885
     2,800     2  Auspex Systems, Inc.                                                        15,575
       900     2  Autobytel.com, Inc.                                                         12,656
       700     2  Autoweb.com, Inc.                                                            5,994
     3,519     2  Avant! Corp.                                                                45,307
     2,400     2  Avid Technology, Inc.                                                       26,550
     1,700     2  Aware, Inc.                                                                 54,081
       609        Avnet, Inc.                                                                 33,234
     3,000     2  Axent Technologies, Inc.                                                    44,438
     1,150     2  BARRA, Inc.                                                                 25,408
     2,100     2  Banyan Systems, Inc.                                                        21,788
     1,600     2  Bell & Howell Co.                                                           45,000
       700     2  Best Software, Inc.                                                         14,044
     3,900     2  Billing Information Concepts Corp.                                          19,500
     1,800     2  BindView Development Corp.                                                  54,000
       950     2  Bio Rad Laboratories, Inc., Class A                                         22,800
       800     2  Bottomline Technologies, Inc.                                               13,050
     5,674     2  Brightpoint, Inc.                                                           44,505
     1,100     2  Brio Technology, Inc.                                                       26,675
     5,700     2  Broadvision, Inc.                                                          419,663
     1,200     2  Brooks Automation, Inc.                                                     22,800
     1,200     2  Brooktrout Technology, Inc.                                                 15,525
     2,687     2  Burr Brown Corp.                                                           105,633
     4,200     2  C-Cube Microsystems, Inc.                                                  186,900
       900     2  CACI International, Inc., Class A                                           19,294
       600     2  CAIS Internet, Inc.                                                          7,125
     2,500     2  CCC Information Service Group, Inc.                                         27,500
     5,200     2  CHS Electronics, Inc.                                                        4,550
       700     2  CTC Communications Group, Inc.                                              12,338
     2,950     2  Cable Design Technologies, Class A                                          57,156
     5,400     2  Cambridge Technology Partners, Inc.                                         59,738
     1,000     2  Carrier Access Corp.                                                        49,438
       500        Catapult Communications Corp.                                                7,938
     2,700     2  Celera Genomics Group                                                      105,638
     3,600     2  Cellstar Corp.                                                              25,425
     6,200     2  Century Business Services, Inc.                                             61,613
     4,800     2  Ciber, Inc.                                                                 78,300
     6,400     2  Cirrus Logic, Inc.                                                          63,600
     2,200     2  Clarify, Inc.                                                              169,950
       600     2  CoStar Group, Inc.                                                          14,775
       300     2  Cognizant Technology Solutions Corp.                                        13,781
     2,600     2  Coherent, Inc.                                                              53,463
     2,200        Cohu, Inc.                                                                  41,525
     1,800     2  Com21, Inc.                                                                 23,850
     5,100     2  CommScope, Inc.                                                            203,363
     2,500     2  Complete Business Solutions, Inc.                                           36,250
     5,100     2  Compucom System, Inc.                                                       16,416
     2,400     2  Computer Network Technology                                                 38,550
     1,700        Computer Task Group, Inc.                                                   21,463
     4,300     2  Concentric Network Corp.                                                   110,188
     1,400     2  Concord Communications, Inc.                                                72,713
     1,300     2  Concur Technologies, Inc.                                                   14,463
     5,100     2  Concurrent Computer Corp.                                                   58,650
     1,400     2  Cotelligent, Inc.                                                            4,200
     2,250     2  Credence Systems Corp.                                                     102,656
     2,600     2  Cree Research, Inc.                                                        110,988
     1,600     2  Cybercash, Inc.                                                             13,200
     1,100     2  Cybex Computer Products Corp.                                               42,969
     2,900     2  Cymer, Inc.                                                                107,119
    11,100     2  Cypress Semiconductor Corp.                                                283,744
     1,900     2  Cytyc Corp.                                                                 75,525
     1,000     2  DBT Online, Inc.                                                            23,375
     4,200     2  DSP Communications, Inc.                                                   147,788
     1,200     2  DSP Group, Inc.                                                             57,300
     3,100        Dallas Semiconductor Corp.                                                 182,513
     1,100     2  Data Transmission Network Corp.                                             27,019
     1,700     2  Datastream Systems, Inc.                                                    17,425
     2,850     2  Dendrite International, Inc.                                                89,419
     1,600     2  Digital River, Inc.                                                         36,300
     6,700     2  Digtial Microwave Corp.                                                     99,663
     1,600     2  Documentum, Inc.                                                            45,400
       800     2  EMCORE Corp.                                                                11,000
     2,700     2  ESS Technology, Inc.                                                        35,606
       600     2  EarthWeb, Inc.                                                              18,675
     2,000     2  Echelon Corp.                                                               15,750
     3,100     2  Eclipsys Corp.                                                              49,213
     1,900     2  Edify Corp.                                                                 24,581
       900     2  Electric Lightwave, Inc., Class A                                           13,669
     2,100     2  Electroglas, Inc.                                                           57,947
     1,800     2  Emulex Corp.                                                               280,688
     1,300     2  Engineering Animation, Inc.                                                 11,700
     1,700     2  Entrust Technologies, Inc.                                                  42,713
     4,349     2  Epicor Software Corp.                                                       20,930
     2,300     2  Etec Systems, Inc.                                                          87,831
     1,000     2  Exar Corp.                                                                  36,125
     1,200     2  Excalibur Technologies Corp.                                                11,100
       600     2  Excel Switching Corp.                                                       21,338
     1,200     2  Exchange Applications, Inc.                                                 32,700
     2,500     2  FSI International, Inc.                                                     20,000
     1,050        FactSet Research Systems                                                    69,759
     1,100        Fair Isaac & Co., Inc.                                                      42,488
     3,400     2  Filenet Corp.                                                               56,206
     1,700     2  First Consulting Group, Inc.                                                14,344
       900     2  FlashNet Communications, Inc.                                                8,663
       300     2  Flycast Communications Corp.                                                15,113
     3,700     2  GT Interactive Software                                                     10,175
     2,800     2  GenRad, Inc.                                                                53,550
     3,200     2  General Semiconductor, Inc.                                                 33,600
     1,000     2  Genesys Telecommunications Laboratories, Inc.                               49,125
     2,100        Gerber Scientific, Inc.                                                     39,638
     6,600     2  Glenayre Technologies, Inc.                                                 19,594
       400     2  Globix Corp.                                                                14,400
     2,100     2  Go2Net, Inc.                                                               147,788
     1,000     2  Great Plains Software, Inc.                                                 55,500
     2,600     2  HNC Software                                                               103,838
     4,275     2  Harbinger Corp.                                                             68,133
     2,800     2  Harmonic Lightwaves, Inc.                                                  166,250
     2,400        Helix Technology Corp.                                                      96,750
     1,400        Henry Jack & Associates, Inc.                                               50,925
       700     2  Hi/fn, Inc.                                                                 25,419
     2,100     2  Hutchinson Technology, Inc.                                                 53,550
     3,280     2  Hyperion Solutions Corp.                                                    79,950
     1,500     2  IDX Systems Corp.                                                           27,375
     1,650     2  IMRglobal Corp.                                                             16,913
       900     2  IPC Information Systems, Inc.                                               48,375
     2,500     2  ISS Group, Inc.                                                             95,313
       900     2  ITI Technologies, Inc.                                                      24,413
     2,400     2  Identix, Inc.                                                               18,150
     4,100     2  Imation Corp.                                                              125,819
     2,400     2  In Focus Systems, Inc.                                                      47,550
     4,448     2  Inacom Corp.                                                                21,406
       600     2  Inet Technologies, Inc.                                                     22,950
     2,800     2  InfoCure Corp.                                                              44,100
       900     2  Informatica Corp.                                                           65,025
    20,100     2  Informix Corp.                                                             153,263
     1,600        Innovex, Inc.                                                               12,800
     8,800     2  Integrated Device Technology, Inc.                                         180,950
     1,900     2  Integrated Systems, Inc.                                                    31,944
     2,200        Inter-Tel, Inc.                                                             34,925
       900     2  InterVU, Inc.                                                               49,388
     4,600     2  Intergraph Corp.                                                            17,825
       400     2  International Integration, Inc.                                             25,850
     5,500     2  International Rectifier Corp.                                              106,906
     1,800     2  International Telecommunication Data Systems, Inc.                          17,888
     3,100     2  Intervoice, Inc.                                                            38,363
     1,500     2  Intraware, Inc.                                                             27,563
    28,600     2  Iomega Corp.                                                                87,588
     2,200     2  JDA Software Group, Inc.                                                    19,800
       700     2  Juno Online Services, Inc.                                                  10,588
     3,000     2  Kent Electronics Corp.                                                      58,313
     5,700     2  Komag, Inc.                                                                  9,441
     1,300     2  Kopin Corp.                                                                 54,600
     1,350     2  Kronos, Inc.                                                                60,581
     2,500     2  Kulicke & Soffa Industries                                                  73,594
     3,800     2  LTX Corp.                                                                   60,088
     4,100     2  Lam Research Corp.                                                         346,194
     1,700     2  Lason Holdings, Inc.                                                        63,166
       300     2  Latitude Communications, Inc.                                                9,600
     4,800     2  Lattice Semiconductor Corp.                                                169,800
     1,000     2  Launch Media, Inc.                                                          10,875
     3,000        Learn2.Com, Inc.                                                             9,094
     2,000     2  MAPICS, Inc.                                                                17,000
     2,100     2  MEMC Electronic Materials                                                   29,925
     1,700     2  MICROS Systems Corp.                                                        78,678
       700     2  MKS Instruments, Inc.                                                       14,700
     3,200     2  MMC Networks, Inc.                                                         102,000
     2,500     2  MRV Communications, Inc.                                                    54,219
     3,100     2  MTI Technology Corp.                                                        52,506
     2,000        MTS Systems Corp.                                                           20,250
       400     2  Maker Communications, Inc.                                                  10,675
       500     2  Manhattan Associates, Inc.                                                   2,469
     2,100     2  Manugistics Group, Inc.                                                     24,150
       300        Marketwatch.Com, Inc.                                                       15,750
     3,700     2  Mastech Corp.                                                               63,363
     6,600     2  Maxtor Corp.                                                                36,300
     1,000        Maxwell Technologies, Inc.                                                  10,625
       800     2  Mechanical Technology, Inc.                                                 17,000
       300     2  Media Metrix, Inc.                                                          14,063
     1,300     2  Mediconsult.com, Inc.                                                        7,719
     3,800     2  Medquist, Inc.                                                             121,600
     7,000     2  Mentor Graphics Corp.                                                       56,438
     1,100     2  Mercury Computer Systems, Inc.                                              49,363
     3,900     2  Mercury Interactive Corp.                                                  316,388
     8,500     2  Merisel, Inc.                                                               11,422
     2,500     2  MessageMedia, Inc.                                                          29,531
     3,800        Methode Electronics, Inc., Class A                                          60,800
     1,100     2  Metricom, Inc.                                                              48,331
       700     2  Metro Information Services, Inc.                                             9,538
     3,000     2  Micrel, Inc.                                                               163,125
     4,000     2  MicroStrategy, Inc.                                                        386,500
     1,100     2  Micromuse, Inc.                                                            117,563
     3,700     2  Micron Electronics, Inc.                                                    37,925
     1,000     2  Molecular Devices Corp.                                                     37,000
     1,100     2  Mpath Interactive, Inc.                                                     12,375
     1,200     2  Multex.com, Inc.                                                            19,275
     1,700     2  NVIDIA Corp.                                                                37,613
     3,400        National Computer Systems, Inc.                                            128,563
     2,475     2  National Instruments Corp.                                                  74,405
     1,400     2  Navarre Corp.                                                                9,100
     2,700     2  NeoMagic Corp.                                                              21,516
       700     2  Neon Systems, Inc.                                                          12,425
     1,100     2  Net Perceptions, Inc.                                                       17,600
       600     2  NetObjects, Inc.                                                             4,238
       600     2  Netopia, Inc.                                                               32,025
     2,300     2  Network Equipment Technologies, Inc.                                        23,431
     1,300     2  Network Peripherals, Inc.                                                   36,400
       700     2  ONYX Software Corp.                                                         15,663
       400     2  Omega Research, Inc.                                                         2,300
     1,300     2  OnHealth Network Co.                                                         8,369
     1,900     2  OneMain.com, Inc.                                                           30,875
     2,900     2  Open Market, Inc.                                                           51,475
     1,200        Optical Coating Laboratories, Inc.                                         128,250
     5,200     2  P-COM, Inc.                                                                 24,050
       200     2  PC Order.com Inc.                                                            9,900
        53        PE Corp.-PE Biosystems Group, Warrants                                         841
     1,400     2  PLX Technology, Inc.                                                        22,400
     2,000     2  PRI Automation, Inc.                                                        80,250
     7,100     2  Pairgain Technologies, Inc.                                                 86,975
     1,300     2  Pegasus Systems, Inc.                                                       55,575
     3,100     2  Pegasystems, Inc.                                                           24,219
     2,700     2  Peregrine Systems, Inc.                                                    118,463
     4,800        PerkinElmer, Inc.                                                          195,900
     1,400     2  Pervasive Software, Inc.                                                    13,650
     2,700     2  Phoenix Technology, Ltd.                                                    31,050
     2,300     2  Photronics, Inc.                                                            48,156
     4,300     2  PictureTel Corp.                                                            15,050
     1,900     2  Pinnacle Systems, Inc.                                                      52,725
     2,625        Pioneer Standard Electronics, Inc.                                          34,289
     3,300        Pittway Corp., Class A                                                     108,900
     1,800     2  Plantronics, Inc.                                                          105,413
     4,700        Polaroid Corp.                                                             104,869
     3,800     2  Policy Management System Corp.                                              72,913
     2,200     2  Polycom, Inc.                                                              110,000
     1,100     2  Power Integrations, Inc.                                                   112,131
     4,900     2  Premiere Technologies, Inc.                                                 26,950
     2,600     2  Premisys Communications, Inc.                                               25,188
     1,700     2  Progress Software Corp.                                                     56,950
       600     2  Project Software & Development, Inc.                                        28,875
     1,100     2  Proxicom, Inc.                                                              84,425
     1,100     2  Proxim, Inc.                                                                51,494
     1,900     2  ProxyMed, Inc.                                                              23,750
     1,900     2  PubliCARD, Inc.                                                             14,606
     1,100     2  QRS Corp.                                                                   61,188
     2,400     2  QuadraMed Corp.                                                             13,500
     2,300     2  REMEC, Inc.                                                                 24,006
     3,800     2  RSA Security, Inc.                                                         134,900
       500     2  RWD Technologies, Inc.                                                       4,063
       700     2  RadiSys Corp.                                                               37,100
     1,100     2  Radiant Systems, Inc.                                                       17,325
     3,100     2  Rare Medium Group, Inc.                                                     45,725
       300     2  Razorfish, Inc.                                                             22,125
     4,900     2  Read-Rite Corp.                                                             19,294
     2,500     2  Remedy Corp.                                                               107,500
     5,500     2  S3, Inc.                                                                    55,000
     3,300     2  SAGA Systems, Inc.                                                          47,850
     1,300     2  SCM Microsystems, Inc.                                                      61,425
       900     2  SERENA Software, Inc.                                                       16,875
       800     2  SPSS, Inc.                                                                  14,200
     1,100     2  SS&C Technologies, Inc.                                                      4,950
     2,600     2  SVI Holdings, Inc.                                                          20,475
     1,400     2  Sagent Technology, Inc.                                                     18,638
     1,300     2  Sanchez Computer Associates                                                 28,600
     2,200     2  Sandisk Corp.                                                              133,375
     1,900     2  Santa Cruz Operation, Inc.                                                  25,056
     2,600     2  Sawtek, Inc.                                                               106,600
     2,700     2  Security First Technologies Corp.                                          108,506
     3,200     2  Semtech Corp.                                                              122,600
     3,500     2  Silicon Valley Group, Inc.                                                  43,750
       200     2  Siliconix, Inc.                                                             11,650
       300     2  Silknet Software, Inc.                                                      24,000
     1,900     2  Sipex Corp.                                                                 21,850
     3,000     2  Smart Modular Technologies, Inc.                                           111,375
       900     2  SoftNet Systems, Inc.                                                       20,250
     1,400     2  Source Media, Inc.                                                          10,719
       905     2  SpectraSite Holdings, Inc.                                                   9,050
     2,633     2  SpeedFam-IPEC, Inc.                                                         29,128
     1,700     2  Sportsline USA, Inc.                                                        61,094
     1,600     2  Spyglass, Inc.                                                              25,700
     1,200     2  Stanford Telcommunications, Inc.                                            33,600
     3,817     2  Structural Dynamics Research Corp.                                          37,693
       400     2  Sunquest Information Systems, Inc.                                           5,300
       800     2  Superior Consultant Holdings Corp.                                           8,500
     8,800     2  Sybase, Inc.                                                               118,800
     2,300     2  Sykes Enterprises, Inc.                                                     71,013
       500     2  Syntel, Inc.                                                                 4,125
     3,500     2  Systems & Computer Technology Corp.                                         37,625
     1,200     2  THQ, Inc.                                                                   49,350
     1,500     2  TSI International Software Ltd.                                             36,000
     4,400     2  Technology Solutions Corp.                                                  90,200
     2,900     2  Tekelec, Inc.                                                               36,794
     4,700        Tektronix, Inc.                                                            158,625
     1,100     2  Telescan, Inc.                                                              18,288
       500     2  TenFold Corp.                                                               11,750
     1,500     2  Terayon Communication Systems, Inc.                                         65,625
     1,708        Texas Instruments, Inc.                                                    153,277
       600     2  TheStreet.com, Inc.                                                         11,963
     1,100     2  Theglobe.com, Inc.                                                          11,825
       200     2  Thermo Bioanalysis Corp.                                                     3,400
       400     2  Thermo Optek Corp.                                                           3,400
       300     2  ThermoSpectra Corp.                                                          4,725
       600     2  Thermoquest Corp.                                                            6,300
     3,900     2  Titan Corp.                                                                 65,325
     1,400     2  Towne Services, Inc.                                                         3,850
     2,700     2  TranSwitch Corp.                                                           127,069
     1,150     2  Transaction Network Services, Inc.                                          45,784
     3,300     2  Transaction Systems Architects, Inc., Class A                              101,475
     2,200     2  Trimble Navigation Ltd.                                                     35,750
     1,550     2  Triquint Semiconductor, Inc.                                               124,000
     1,200     2  Tut Systems, Inc.                                                           40,050
     4,200        Tyler Technologies, Inc.                                                    19,688
     4,500     2  UNOVA, Inc.                                                                 59,906
     1,000     2  USinternetworking, Inc.                                                     33,313
     2,300     2  Ultratech Stepper, Inc.                                                     36,513
       500     2  Unigraphics Solutions, Inc.                                                 10,781
     2,800     2  Vantive Corp.                                                               32,550
     3,200     2  Varian Semiconductor Equipment Associates, Inc.                             72,400
     3,200     2  Varian, Inc.                                                                60,400
       900     2  Veeco Instruments, Inc.                                                     30,544
     1,300     2  Verity, Inc.                                                                89,538
     3,600     2  VerticalNet, Inc.                                                          201,600
     2,800     2  Visio Corp.                                                                110,863
     2,200     2  Visual Networks, Inc.                                                       91,575
     2,600     2  WESCO International, Inc.                                                   20,475
       600        Watkins Johnson Co.                                                         22,200
     3,700     2  Wave Systems Corp.                                                          35,150
     2,300     2  Wavo Corp.                                                                   9,128
       600     2  WebTrends Corp.                                                             37,050
     1,800     2  Westell Technologies, Inc., Class A                                         12,713
     9,600     2  Western Digital Corp.                                                       30,600
     3,525     2  Wind River Systems, Inc.                                                    71,822
     4,800     2  World Access, Inc.                                                          61,500
     1,100     2  WorldGate Communications, Inc.                                              23,513
     2,300     2  Xircom, Inc.                                                               116,006
       800     2  Xoom, Inc.                                                                  50,000
     2,600     2  Zebra Technologies Corp., Class A                                          141,375
       900     2  eFax.com, Inc.                                                               7,791
       400     2  eShare Technologies, Inc.                                                    1,950
     1,400     2  iVillage, Inc.                                                              35,788

                  TOTAL                                                                   20,151,574

       800     2  AHL Services, Inc.                                                          15,200
     3,600        Air Express International Corp.                                             95,850
     6,000     2  AirTran Holdings, Inc.                                                      27,375
     5,200        Airborne Freight Corp.                                                     111,800
     2,600     2  Alaska Air Group, Inc.                                                     103,350
     4,600        Alexander and Baldwin, Inc.                                                110,400
     3,602     2  America West Holdings Corp., Class B                                        74,516
       800     2  American Classic Voyages                                                    20,000
     2,300     2  American Freightways Corp.                                                  47,438
       300     2  Amtran, Inc.                                                                 6,113
     2,000        Arnold Industries, Inc.                                                     20,063
     1,300     2  Atlantic Coast Airlines Holdings                                            30,225
     1,550     2  Atlas Air, Inc.                                                             41,850
     4,400        C.H. Robinson Worldwide, Inc.                                              148,775
     1,000     2  Carey International, Inc.                                                   21,188
       400     2  Cheap Tickets, Inc.                                                          6,400
     1,300        Circle International Group, Inc.                                            28,600
     2,200     2  Consolidated Freightways Corp.                                              17,325
       800     2  Covenant Transport, Inc., Class A                                           12,300
     1,000     2  Dril-Quip, Inc.                                                             23,375
     1,650     2  Eagle USA Airfreight, Inc.                                                  48,675
     3,300        Florida East Coast Industries, Inc.                                        122,925
     1,000     2  Forward Air Corp.                                                           29,438
     2,100     2  Fritz Companies, Inc.                                                       23,494
     1,800     2  Frontier Airlines, Inc.                                                     17,888
     1,845     2  Heartland Express, Inc.                                                     25,023
       700     2  Hub Group, Inc.                                                             13,300
     2,300        Hunt (J.B.) Transportation Services, Inc.                                   29,613
     2,150     2  Iron Mountain, Inc.                                                         65,038
     2,150     2  Kirby Corp.                                                                 38,969
       700     2  Knight Transportation, Inc.                                                  9,450
     1,100     2  Landstar System, Inc.                                                       44,550
     1,000     2  M.S. Carriers, Inc.                                                         28,250
     3,000     2  Mesa Air Group, Inc.                                                        16,875
     1,250     2  Mesaba Holdings, Inc.                                                       14,375
     1,500     2  Midwest Express Holdings, Inc.                                              43,969
     2,850     2  MotivePower Industries, Inc.                                                34,022
     2,900        Overseas Shipholding Group, Inc.                                            37,338
       800     2  Pierce Leahy Corp.                                                          23,550
     2,000        Pittston BAX Group                                                          14,750
     1,300     2  Preview Travel, Inc.                                                        39,650
     1,400        RPC Energy Services, Inc.                                                    9,713
     1,400        Roadway Express, Inc.                                                       29,225
     4,925        Rollins Truck Leasing Corp.                                                 47,403
     2,200        SkyWest, Inc.                                                               54,588
     3,925     2  Swift Transportation Co.                                                    68,442
     6,200     2  Trans World Airlines, Inc.                                                  20,538
       700     2  US Xpress Enterprises, Inc., Class A                                         5,950
     2,850        USFreightways Corp.                                                        129,141
     3,275        Werner Enterprises, Inc.                                                    52,195
     2,600        Westinghouse Air Brake, Co.                                                 47,775
     5,400     2  Wisconsin Central Transportation Corp.                                      74,925
     2,600     2  Yellow Corp.                                                                44,200

                  TOTAL                                                                    2,267,380

     6,100        AGL Resources, Inc.                                                        106,369
     1,000        American States Water Co.                                                   34,313
     1,200        Aquarion Co.                                                                43,575
     3,250        Atmos Energy Corp.                                                          73,734
     4,300        Avista Corp.                                                                77,400
     2,300        Black Hills Corp.                                                           51,750
     3,500        CMP Group, Inc.                                                             93,188
       900        CTG Resources, Inc.                                                         33,413
     1,200        California Water Service Group                                              34,800
     1,200        Cascade Natural Gas Corp.                                                   21,750
     1,800        Central Hudson Gas & Electric Corp.                                         67,388
       466     2  Citizens Utilities Co., Class B                                              5,385
     2,400        Cleco Corp.                                                                 79,500
     1,100        Connecticut Energy Corp.                                                    41,525
       900        E'Town Corp.                                                                41,456
     2,400        Eastern Enterprises                                                        122,700
     2,200        Eastern Utilities Association                                               66,550
     6,400     2  El Paso Electric Co.                                                        58,400
     1,800        Empire Distribution Electric Co.                                            44,325
     2,800        Energen Corp.                                                               51,800
     3,600        Equitable Resources, Inc.                                                  131,400
     3,400        Hawaiian Electric Industries, Inc.                                         114,750
     4,000        Idacorp, Inc.                                                              120,750
     3,133        Indiana Energy, Inc.                                                        63,247
     1,900        Laclede Gas Co.                                                             40,494
     5,625        MDU Resources Group, Inc.                                                  131,484
     1,700        Madison Gas & Electric Co.                                                  35,488
     1,400        NUI Corp.                                                                   34,738
     1,900        New Jersey Resources Corp.                                                  77,306
     2,700        Northwest Natural Gas Co.                                                   69,863
     2,500        Northwestern Corp.                                                          57,031
     3,400        ONEOK, Inc.                                                                 99,238
     1,300        Otter Tail Power Co.                                                        54,600
     1,200        Pennsylvania Enterprises                                                    40,875
     3,800        Philadelphia Suburban Corp.                                                 87,400
     3,300        Piedmont Natural Gas, Inc.                                                 105,600
     3,900        Public Service Co. of New Mexico                                            69,713
     2,200        Public Service Co. of North Carolina, Inc.                                  69,163
     3,900        RGS Energy Group, Inc.                                                      97,256
     2,500        SIGCORP, Inc.                                                               65,000
       200        SJW Corp.                                                                   23,450
     1,832        Semco Energy, Inc.                                                          25,763
    10,228        Sierra Pacific Resources                                                   230,130
       824        South Jersey Industries, Inc.                                               21,424
     1,989     2  Southern Union Co.                                                          40,277
     3,300        Southwest Gas Corp.                                                         76,725
     2,700        Southwestern Energy Co.                                                     21,600
     1,300        TNP Enterprises, Inc.                                                       51,838
       600        Trigen Energy Corp.                                                         13,988
     3,900        UGI Corp.                                                                   93,600
     3,460     2  UniSource Energy Corp.                                                      39,790
     1,500        United Illuminating Co.                                                     77,625
     2,936        United Water Resources, Inc.                                                99,090
     4,000        WICOR, Inc.                                                                119,000
     2,800        WPS Resources Corp.                                                         80,850
     4,900        Washington Gas Light Co.                                                   133,219
     1,600        Western Gas Resources, Inc.                                                 26,300
     1,100        Yankee Energy Systems, Inc.                                                 46,750
                  TOTAL                                                                    3,936,136
                  TOTAL COMMON STOCKS (IDENTIFIED COST $77,341,795)                       87,295,445

                  PREFERRED STOCKS--0.0%
                  Health Care--0.0%

        76        Genesis Health Ventures, Inc. (IDENTIFIED COST $28,732)                          0

Principal                                                                                   Value
 Amount

                  SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.7%3

$  700,000        United States Treasury Bill, 1/6/2000 (IDENTIFIED COST $694,097)      $    694,120
                  REPURCHASE AGREEMENT--11.6%4
11,820,000     ABN AMRO, Inc., 5.34%, dated 10/29/1999, due 11/1/1999 (AT

               AMORTIZED COST)                                                            11,820,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $89,884,624)5                      $ 99,809,565




1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $12,954,000 at October 31, 1999, which represents 12.8% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 98.8%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $90,816,464. The net unrealized appreciation of investments on a federal tax basis amounts to $8,993,101 which is comprised of $23,515,299 appreciation and $14,522,198 depreciation at October 31, 1999.



Note: The categories of investments are shown as a percentage of net assets ($101,486,465) at October 31, 1999.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999


Assets:

Investment in repurchase agreements                                        $   11,820,000
Investments in securities                                                      87,989,565
 TOTAL INVESTMENTS IN SECURITIES, AT VALUE                                     99,809,565
  (IDENTIFIED COST $89,884,624 AND TAX COST

  $90,816,464)

Cash                                                                              249,382
Income receivable                                                                  94,007
Receivable for investments sold                                                   238,824
Receivable for shares sold                                                      1,114,662
Receivable for daily variation margin                                             107,208
Prepaid Expenses                                                                    8,105
 TOTAL ASSETS                                                                 101,621,753
Liabilities:
Payable for investments purchased                         $  27,327
Payable for shares redeemed                                 107,961
 TOTAL LIABILITIES                                                                135,288
Net Assets for 7,448,325 shares outstanding                                $  101,486,465
Net Assets Consist of:

Paid in capital                                                            $   81,577,514
Net unrealized appreciation of investments and                                  9,963,361
 futures contracts

Accumulated net realized gain on investments and                                9,945,590
 futures contracts

 TOTAL NET ASSETS                                                          $  101,486,465
Net Asset Value, Offering Price and Redemption
 Proceeds Per Share:

Institutional Shares:

Net Asset Value and Offering Price Per Share                                 $      13.63
 ($97,234,518 ^ 7,135,433 shares outstanding)
Redemption Proceeds Per Share                                                $      13.63
Class C Shares:
Net Asset Value and Offering Price Per Share                                 $      13.59
 ($4,251,947 ^ 312,892 shares outstanding)

Redemption Proceeds Per Share (99/100 of $13.59)/1/                          $      13.45




/1/ See "What Do Shares Cost?"

       See Notes which are an integral part of the Financial Statements




Statement of Operations

YEAR ENDED OCTOBER 31, 1999


Investment Income:

Dividends (net of foreign taxes withheld of $306)                                                          $   1,356,995
Interest                                                                                                         626,467
 TOTAL INCOME                                                                                                  1,983,462
Expenses:
Investment advisory fee                                                           $    591,726
Custodian fees                                                                          75,641
Transfer and dividend disbursing agent fees and expenses                                80,656
Directors'/Trustees' fees                                                                4,816
Auditing fees                                                                           14,052
Legal fees                                                                               3,306
Portfolio accounting fees                                                               82,887
Distribution services feeClass C Shares                                                 18,981
Shareholder services feeInstitutional Shares                                           289,536
Shareholder services feeClass C Shares                                                   6,327
Share registration costs                                                                36,691
Printing and postage                                                                    57,789
Insurance premiums                                                                       1,672
Miscellaneous                                                                            6,389
 TOTAL EXPENSES                                                                      1,270,469
Waiver:
Waiver of shareholder services feeInstitutional Shares                                (150,559)
Net expenses                                                                                                   1,119,910
Net investment income                                                                                            863,552
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments and futures contracts                                                        10,152,390
Net change in unrealized appreciation of investments and futures                                               3,230,965
 contracts

Net realized and unrealized gain on investments and futures contracts                                         13,383,355
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  14,246,907

       See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets



Year Ended October 31                                                                    1999                         1998
Increase (Decrease) in Net Assets
Operations:

Net investment income                                                             $        863,552             $      1,082,998
Net realized gain on investments and futures contracts ($11,177,834 and                 10,152,390                    7,723,489
 $7,778,675, respectively, as computed for federal tax purposes)

Net change in unrealized appreciation of investments and                                 3,230,965                  (24,459,690)
 futurescontracts

 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                         14,246,907                  (15,653,203)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares                                                                      (962,809)                  (1,195,686)
Class C Shares                                                                              (1,640)                        (506)
Distributions from net realized gain on investments and futures contracts

Institutional Shares                                                                    (7,701,941)                 (12,347,168)
Class C Shares                                                                             (77,652)                      (3,988)
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                      (8,744,042)                 (13,547,348)
Share Transactions:
Proceeds from sale of shares                                                           247,992,067                  234,148,863
Net asset value of shares issued to shareholders in payment of                           5,642,185                    6,316,298
 distributionsdeclared

Cost of shares redeemed                                                               (277,245,957)                (242,139,218)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                (23,611,705)                  (1,674,057)
Change in net assets                                                                   (18,108,840)                 (30,874,608)
Net Assets:
Beginning of period                                                                    119,595,305                  150,469,913
End of period (including accumulated undistributed net investment                 $    101,486,465             $    119,595,305
 income of $0 and $85,541, respectively)


       See Notes which are an integral part of the Financial Statements




Notes to Financial Statements

OCTOBER 31, 1999

Organization

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for certain dividends. The following reclassifications have been made to the financial statements.

                      Increase (Decrease)

Accumulated                                    Accumulated
Net Realized                                   Undistributed
Gain on                                        Net Investment
Investments and                                Income
Futures Contracts

$(15,356)                                         $15,356

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 1999, the Fund had realized gains on futures contracts of $220,671. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At October 31, 1999, the Fund had outstanding futures contracts as set forth below:

Expiration Date       Contracts to

Expiration            Deliver/            Position         Unrealized
Date                  Receive                              Appreciation

December 1999         60 Russell 2000      Long              $38,420


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.




Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

 Transactions in shares were as follows:


Year Ended October 31                                                                1999              1998
Institutional Shares:
Shares sold                                                                       17,708,794        15,678,221
Shares issued to shareholders in payment of distributions declared                   436,951           425,161
Shares redeemed                                                                  (20,110,830)      (16,024,006)
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS                       (1,965,085)           79,376

Year Ended October 31                                                                   1999              1998/1/
Class C Shares:
Shares sold                                                                          536,474            95,668
Shares issued to shareholders in payment of distributions declared                     5,613               303
Shares redeemed                                                                     (313,903)          (11,263)
 NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS                                228,184            84,708
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                     (1,736,901)          164,084

/1/ Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

Management Fee and Other Transactions with Affiliates

Management Fee

Federated Investment Management Company, the Fund's investment adviser (the "Manager"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager") the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name                      Percentage of Average Daily Net
                                      Assets of Class

Class C Shares                                 0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1999, were as follows:

Purchases                                             $49,606,507
Sales                                                 $72,665,530

YEAR 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.          Report of Ernst &
Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mini-Cap Fund (one of the portfolios constituting Federated Index Trust) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Fund of Federated Index Trust at October 31, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                        /s/Ernst & Young LLP

Boston, Massachusetts
December 16, 1999



NOTES

NOTES



A Statement of Additional Information (SAI) dated December 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated



Federated Mini-Cap Fund



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor



Investment Company Act File No. 811-6061

Cusip 31420E304

2062305A (12/99)



Federated

World-Class Investment Manager/sm/

Federated
Mini-Cap Fund

A Portfolio of Federated Index Trust

Institutional shares

DECEMBER 31, 1999

PROSPECTUS

PROSPECTUS

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

CLASS C SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
 How to Redeem and Exchange Shares                               8
Account and Share Information                                   10
Who Manages the Fund?                                           11
Financial Information                                           12
Report of Ernst & Young LLP, Independent Auditors               37



------------------
NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

------------------


DECEMBER 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 . Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.



  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table



[Graph Appears Here]



The bar chart shows the Fund's Class C Shares total return on a calendar year-end basis.

The total return displayed for the Fund's Class C Shares does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 4.24%.

Within the period shown in the Chart, the Fund's Class C Shares highest quarterly return was 20.87% (quarter ended December 31, 1998). Its lowest quarterly return was (10.20)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's Class C Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                       Class C Shares        S&P 500

---------------------------------------------------------------------
1 Year                                          25.98%        28.58%
---------------------------------------------------------------------
Start of Performance/1/                         29.05%        30.80%
---------------------------------------------------------------------

/1/ The Fund's Class C Shares start of performance date was November 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?



FEDERATED MAX-CAP FUND



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.


Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price).......................................  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).............................................................................................................  1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price)........................................................................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).........................................................  None
Exchange Fee...............................................................................................................  None



Annual Fund Operating Expenses (Before Waiver)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/.........................................................................................................   0.30%
Distribution (12b-1) Fee..................................................................................................   0.75%
Shareholder Services Fee..................................................................................................   0.25%
Other Expenses............................................................................................................   0.05%
Total Annual Fund Operating Expenses......................................................................................   1.35%

1 Although not contractually obligated to do so, the manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.

   Total Waiver of Fund Expenses...........................................................................................  0.03%
   Total Actual Annual Fund Operating Expenses (after waiver)..............................................................  1.32%

2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended
   October 31, 1999.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year          3 Years          5 Years           10 Years
------------------------------------------------------------------------------------

Expenses assuming

redemption                 $237             $428             $739             $1,624
------------------------------------------------------------------------------------
Expenses assuming

no redemption              $137             $428             $739             $1,624
------------------------------------------------------------------------------------


What are the Fund's Investment Strategies?



The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the Index was $222 million to $462.2 billion. As of the same date, the weighted median market capitalization of the Fund was $65.4 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.



What are the Principal Securities in Which the Fund Invests?



EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

SECTOR RISKS



Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                   Minimum                Maximum Sales Charge
                   Initial/                               Contingent
                   Subsequent         Front-End           Deferred

Shares             Investment         Sales               Sales
Offered            Amounts/1/         Charge              Charge2
Class C            $1,500/$100        None                1.00%



/1/ The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

/2/  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:
 .  purchased with reinvested dividends or capital gains;

 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;
 .  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments;

 .  if, after you purchase Shares, you become disabled as defined by the IRS;
 .  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 . if your redemption is a required retirement plan distribution; or . upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares, and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 1999, placed approximately $56.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 67 commingled/common trust funds. Northern Trust Corporation is a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1999, total assets of Northern Trust Corporation were $30 billion and trust assets under administration were $1.383 trillion.



  The Manager and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES



The Manager receives an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager may waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.


Year Ended October 31                                                                         1999                    1998/1/
Net Asset Value, Beginning of Period                                                       $ 22.82                 $ 19.81

Income From Investment Operations:

Net investment income                                                                         0.07                    0.12
Net realized and unrealized gain on investments and futures contracts                         5.35                    3.66
 TOTAL FROM INVESTMENT OPERATIONS                                                             5.42                    3.78
Less Distributions:
Distributions from net investment income                                                     (0.06)                  (0.15)
Distributions from net realized gain on investments and futures contracts                    (0.22)                  (0.62)
 TOTAL DISTRIBUTIONS                                                                         (0.28)                  (0.77)
Net Asset Value, End of Period                                                             $ 27.96                 $ 22.82
Total Return/2/                                                                             23.94%                  19.57%

Ratios to Average Net Assets:

Expenses3                                                                                     1.35%                   1.34 %4
Net investment income/3/                                                                      0.15%                   0.33 %4
Expenses (after waivers)                                                                      1.32%                   1.32 %4
Net investment income (after waivers)                                                         0.18%                   0.35 %4
Supplemental Data:

Net assets, end of period (000 omitted)                                                    $96,251                 $15,784
Portfolio turnover                                                                               3%                      3%

/1/ Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/3/ During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

/4/  Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 1999


Shares                                                                                        Value

                    COMMON STOCKS_93.7%/1/
                    Basic Materials_2.8%

     54,000         Air Products & Chemicals, Inc.                                      $     1,485,000
     53,600         Alcan Aluminum, Ltd.                                                      1,765,450
     86,400         Alcoa, Inc.                                                               5,248,800
     46,192         Allegheny Teledyne, Inc.                                                    701,541
    146,351         Archer-Daniels-Midland Co.                                                1,801,947
     91,800         Barrick Gold Corp.                                                        1,681,088
     12,300         Bemis Co., Inc.                                                             429,731
     30,600      /2/Bethlehem Steel Corp.                                                       212,288
     13,300         Boise Cascade Corp.                                                         473,812
     22,500         Champion International Corp.                                              1,300,780
     52,100         Dow Chemical Co.                                                          6,160,825
    245,381         Du Pont (E.I.) de Nemours & Co.                                          15,811,764
     18,625         Eastman Chemical Co.                                                        718,226
     30,480         Ecolab, Inc.                                                              1,030,605
     33,762         Engelhard Corp.                                                             595,055
      7,800      /2/FMC Corp.                                                                   317,362
     39,000         Freeport-McMoRan Copper & Gold, Inc., Class B                               650,812
     41,400         Georgia-Pacific Corp.                                                     1,643,062
     25,800         Goodrich (B.F.) Co.                                                         611,137
     17,300      /2/Grace (W.R.) & Co.                                                          258,419
     13,900         Great Lakes Chemical Corp.                                                  493,450
     23,700         Hercules, Inc.                                                              570,281
     61,200         Homestake Mining Co.                                                        512,550
     25,000         International Flavors & Fragrances, Inc.                                    956,250
     96,545         International Paper Co.                                                   5,080,681
     25,600         Louisiana-Pacific Corp.                                                     324,800
     24,000         Mead Corp.                                                                  864,000
    147,500         Monsanto Co.                                                              5,678,750
     39,357         Newmont Mining Corp.                                                        863,394
     20,600         Nucor Corp.                                                               1,068,625
     41,400         PPG Industries, Inc.                                                      2,509,875
     21,108         Phelps Dodge Corp.                                                        1,189,935
     76,600         Placer Dome, Inc.                                                           928,775
      6,800         Potlatch Corp.                                                              286,875
     37,100         Praxair, Inc.                                                             1,734,425
     15,500         Reynolds Metals Co.                                                         936,781
     49,973         Rohm & Haas Co.                                                           1,911,467
     23,700         Sigma-Aldrich Corp.                                                         675,450
     13,100         Temple-Inland, Inc.                                                         761,437
     20,820         USX-U.S. Steel Group, Inc.                                                  532,211
     31,300         Union Carbide Corp.                                                       1,909,300
     23,800         Vulcan Materials Co.                                                        983,237
     23,650         Westvaco Corp.                                                              702,109
     46,900         Weyerhaeuser Co.                                                          2,799,344
     26,100         Willamette Industries, Inc.                                               1,084,781
     21,750         Worthington Industries, Inc.                                                361,594

                      TOTAL                                                                  78,618,081

                    Capital Goods_7.9%

     44,000      /2/Allied Waste Industries, Inc.                                               462,000
    131,200         Allied-Signal, Inc.                                                       7,470,200
     27,400         Avery Dennison Corp.                                                      1,712,500
      7,300         Ball Corp.                                                                  294,281
    225,808         Boeing Co.                                                               10,401,281
      5,500         Briggs & Stratton Corp.                                                     321,406
     17,400         Case Corp.                                                                  922,200
     84,500         Caterpillar, Inc.                                                         4,668,625
     22,200         Cooper Industries, Inc.                                                     955,987
     57,400         Corning, Inc.                                                             4,513,075
     16,175         Crane Co.                                                                   330,576
     28,800         Crown Cork & Seal Co., Inc.                                                 689,400
      9,900         Cummins Engine Co., Inc.                                                    501,806
     56,200         Deere & Co.                                                               2,037,250
     49,000         Dover Corp.                                                               2,085,562
     16,800         Eaton Corp.                                                               1,264,200
    103,000         Emerson Electric Co.                                                      6,186,437
     17,800         Fluor Corp.                                                                 709,775
      9,600         Foster Wheeler Corp.                                                        108,000
     46,840         General Dynamics Corp.                                                    2,596,692
    771,200         General Electric Co.                                                    104,545,800
     29,700         Honeywell, Inc.                                                           3,131,494
     58,900         Illinois Tool Works, Inc.                                                 4,314,425
     42,600         Inco Ltd.                                                                   862,650
     38,700         Ingersoll-Rand Co.                                                        2,022,075
     20,000         Johnson Controls, Inc.                                                    1,215,000
     92,376         Lockheed Martin Corp.                                                     1,847,520
     13,900         McDermott International, Inc.                                               251,937
      9,100         Milacron, Inc.                                                              149,581
     10,400         Millipore Corp.                                                             331,500
     94,600         Minnesota Mining & Manufacturing Co.                                      8,992,912
      1,948         NACCO Industries, Inc., Class A                                              90,338
      9,700         National Service Industries, Inc.                                           312,825
     15,570      /2/Navistar International Corp.                                                649,074
     16,200         Northrop Grumman, Corp.                                                     888,975
     36,600      /2/Owens-Illinois, Inc.                                                        876,112
     18,380         PACCAR, Inc.                                                                866,157
     29,333         Pall Corp.                                                                  643,493
     25,500         Parker-Hannifin Corp.                                                     1,168,219
     64,200         Pitney Bowes, Inc.                                                        2,925,112
     44,700         Rockwell International Corp.                                              2,165,156
     19,600      /2/Sealed Air Corp.                                                          1,085,350
     63,200      /2/Solectron Corp.                                                           4,755,800
     40,100         Tenneco, Inc.                                                               641,600
     35,500         Textron, Inc.                                                             2,740,156
     37,400      /2/Thermo Electron Corp.                                                       504,900
     13,400         Thomas & Betts Corp.                                                        601,325
     14,600         Timken Co.                                                                  261,887
    393,468         Tyco International Ltd.                                                  15,714,128
    113,500         United Technologies Corp.                                                 6,866,750
    143,328         Waste Management, Inc.                                                    2,633,652

                      TOTAL                                                                 222,287,156

                    Communication Services_8.3%

    748,772         AT&T Corp.                                                               35,005,091
     71,800         Alltel Corp.                                                              5,977,350
    365,484         Bell Atlantic Corp.                                                 $    23,733,617
    445,700         BellSouth Corp.                                                          20,056,500
     32,500         CenturyTel, Inc.                                                          1,314,219
    230,600         GTE Corp.                                                                17,295,000
    180,820      /2/Global Crossing Ltd.                                                      6,260,892
    440,397      /2/MCI Worldcom, Inc.                                                       37,791,567
    142,900      /2/MediaOne Group, Inc.                                                     10,154,831
     78,000      /2/NEXTEL Communications, Inc., Class A                                      6,722,625
    802,626         SBC Communications, Inc.                                                 40,883,762
    203,600         Sprint Corp.                                                             15,130,025
    103,550      /2/Sprint PCS Group                                                          8,588,178
    118,455         U.S. West, Inc.                                                           7,233,158

                      TOTAL                                                                 236,146,815

                    Consumer Cyclicals_8.3%

     16,500         American Greetings Corp., Class A                                           426,937
      9,400         Armstrong World Industries, Inc.                                            351,325
     35,300      /2/AutoZone, Inc.                                                              937,656
     32,800      /2/Bed Bath & Beyond, Inc.                                                   1,092,650
     48,400      /2/Best Buy Co., Inc.                                                        2,689,225
     20,700         Black & Decker Corp.                                                        890,100
     23,000         Block (H&R), Inc.                                                           978,937
     21,600         Brunswick Corp.                                                             488,700
    170,107      /2/Cendant Corp.                                                             2,806,765
     14,000         Centex Corp.                                                                375,375
     47,400         Circuit City Stores, Inc.                                                 2,023,387
     25,800      /2/Consolidated Stores Corp.                                                   472,462
     17,800         Cooper Tire & Rubber Co.                                                    299,262
     51,350      /2/Costco Wholesale Corp.                                                    4,124,047
     39,045         Dana Corp.                                                                1,154,268
     31,500         Danaher Corp.                                                             1,521,844
    103,800         Dayton-Hudson Corp.                                                       6,708,075
    132,705         Delphi Auto Systems Corp.                                                 2,181,338
     25,200         Dillards, Inc., Class A                                                     475,650
     52,062         Dollar General Corp.                                                      1,373,135
     22,100         Dow Jones & Co.                                                           1,359,150
     38,900         Dun & Bradstreet Corp.                                                    1,142,687
     49,400      /2/Federated Department Stores, Inc.                                         2,108,762
      8,200         Fleetwood Enterprises, Inc.                                                 178,862
    284,900         Ford Motor Co.                                                           15,633,887
     66,300         Gannett Co., Inc.                                                         5,113,387
    201,375         Gap (The), Inc.                                                           7,476,047
    151,400         General Motors Corp.                                                     10,635,850
     42,350         Genuine Parts Co.                                                         1,103,747
     36,700         Goodyear Tire & Rubber Co.                                                1,516,169
     16,700         Harcourt General, Inc.                                                      642,950
     29,750      /2/Harrah's Entertainment, Inc.                                                860,891
     46,200         Hasbro, Inc.                                                                952,875
     61,400         Hilton Hotels Corp.                                                         567,950
    348,600         Home Depot, Inc.                                                         26,319,300
     75,000         IMS Health, Inc.                                                          2,175,000
     20,700         ITT Industries, Inc.                                                        707,681
     65,500         Interpublic Group Cos., Inc.                                              2,660,937
      8,352         Jostens, Inc.                                                               176,436
    116,100      /2/K Mart Corp.                                                              1,168,256
     11,300         Kaufman & Broad Homes Corp.                                                 226,706
     18,500         Knight-Ridder, Inc.                                                       1,174,750
     38,300      /2/Kohl's Corp.                                                              2,865,319
     77,700         Laidlaw, Inc.                                                               475,912
     46,300         Leggett and Platt, Inc.                                                   1,027,281
     51,790         Limited, Inc.                                                             2,129,864
     15,200         Liz Claiborne, Inc.                                                         608,000
     87,400         Lowe's Cos., Inc.                                                         4,807,000
     58,700         Marriott International, Inc., Class A                                     1,977,456
    104,100         Masco Corp.                                                               3,175,050
     98,125         Mattel, Inc.                                                              1,312,422
     78,600         May Department Stores Co.                                                 2,726,437
     21,200         Maytag Corp.                                                                849,325
     46,300         McGraw-Hill Cos., Inc.                                                    2,760,636
     12,300         Meredith Corp.                                                              438,956
     46,300      /2/Mirage Resorts, Inc.                                                        674,244
      5,032      /2/Neiman-Marcus Group, Inc., Class B                                          107,867
     42,900         New York Times Co., Class A                                               1,726,725
     66,500         Nike, Inc., Class B                                                       3,753,094
     33,500         Nordstrom, Inc.                                                             835,406
     88,200      /2/Office Depot, Inc.                                                        1,096,987
     42,100         Omnicom Group, Inc.                                                       3,704,800
     12,800         Owens Corning                                                               262,400
     62,000         Penney (J.C.) Co., Inc.                                                   1,573,250
     12,356         Pep Boys-Manny Moe & Jack                                                   154,450
     10,200         Pulte Corp.                                                                 205,275
     13,300      /2/Reebok International Ltd.                                                   130,506
      8,500         Russell Corp.                                                               129,094
     90,200         Sears, Roebuck & Co.                                                      2,542,512
     64,400         Service Corp. International                                                 615,825
     40,500         Sherwin-Williams Co.                                                        906,187
     15,400         Snap-On Tools Corp.                                                         467,775
      4,300         Springs Industries, Inc., Class A                                           171,194
     20,900         Stanley Works                                                               579,975
    108,500      /2/Staples, Inc.                                                             2,407,344
     76,100         TJX Cos., Inc.                                                            2,064,212
     28,200         TRW, Inc.                                                                 1,209,075
     46,660         Tandy Corp.                                                               2,936,664
     16,900         Times Mirror Co., Class A                                                 1,218,912
     59,300      /2/Toys `R' Us, Inc.                                                           837,612
     56,000         Tribune Co.                                                               3,360,000
     28,200         V.F. Corp.                                                                  847,761
  1,047,000         Wal-Mart Stores, Inc.                                                    59,351,812
     17,900         Whirlpool Corp.                                                           1,247,406

                      TOTAL                                                                 235,545,440

                    Consumer Staples_10.3%

     13,400         Alberto-Culver Co., Class B                                                 315,737
     98,561         Albertsons, Inc.                                                          3,578,996
    109,900         Anheuser-Busch Cos., Inc.                                                 7,892,194
     61,800         Avon Products, Inc.                                                       1,993,050
     67,300         BestFoods                                                                 3,953,875
     16,100         Brown-Forman Corp., Class B                                               1,086,750
     91,800         CVS Corp.                                                                 3,987,562
    104,700         Campbell Soup Co.                                                         4,711,500
     64,050         Cardinal Health, Inc.                                                     2,762,156
     78,100      /2/Clear Channel Communications, Inc.                                        6,277,287
     55,200         Clorox Co.                                                                2,259,750
     99,900         Coca Cola Enterprises, Inc.                                               2,553,694
    580,400         Coca-Cola Co.                                                            34,243,600
    137,800         Colgate-Palmolive Co.                                                     8,336,900
    115,200         ConAgra, Inc.                                                             3,002,400
      8,600         Coors Adolph Co., Class B                                                   477,300
     32,400         Darden Restaurants, Inc.                                                    617,625
     18,900         Deluxe Corp.                                                                533,925
    484,000         Disney (Walt) Co.                                                        12,765,500
     31,600         Donnelley (R.R.) & Sons Co.                                                 766,300
     51,900         Fort James Corp.                                                          1,365,619
     40,300         Fortune Brands, Inc.                                                      1,428,131
     36,100         General Mills, Inc.                                                       3,147,469
    255,100         Gillette Co.                                                              9,231,431
      9,000         Great Atlantic & Pacific Tea Co., Inc.                                      257,062
     85,200         Heinz (H.J.) Co.                                                          4,068,300
     33,700         Hershey Foods Corp.                                                       1,701,850
     95,400         Kellogg Co.                                                               3,798,112
    125,248         Kimberly-Clark Corp.                                                      7,906,280
     16,800      /2/King World Productions, Inc.                                                651,000
    193,600      /2/Kroger Co., Inc.                                                          4,029,300
      9,200         Longs Drug Stores Corp.                                                     250,700
    318,600         McDonald's Corp.                                                         13,142,250
     65,226         McKesson HBOC, Inc.                                                       1,308,597
     76,500         Nabisco Group Holdings Corp.                                                980,156
     66,144         Newell Rubbermaid, Inc.                                                   2,290,236
    347,500         PepsiCo, Inc.                                                            12,053,906
    561,900         Philip Morris Cos., Inc.                                                 14,152,856
    312,600         Procter & Gamble Co.                                                     32,783,925
     32,100         Quaker Oats Co.                                                           2,247,000
     77,300         Ralston Purina Co.                                                        2,430,119
     60,900         Rite Aid Corp.                                                              532,875
    120,000      /2/Safeway, Inc.                                                             4,237,500
    214,700         Sara Lee Corp.                                                            5,810,319
    100,700         Seagram Co. Ltd.                                                          4,972,062
     28,300         Supervalu, Inc.                                                             594,300
     78,400         Sysco Corp.                                                               3,013,500
    304,080         Time Warner, Inc.                                                        21,190,575
     35,930      /2/Tricon Global Restaurants, Inc.                                           1,443,937
     13,600         Tupperware Corp.                                                            269,450
     43,800         UST, Inc.                                                                 1,212,712
    134,572         Unilever N.V., ADR                                                        8,974,295
    163,836      /2/Viacom, Inc., Class B                                                     7,331,661
    235,100         Walgreen Co.                                                              5,921,581
     29,300         Wendy's International, Inc.                                                 699,538
     35,000         Winn-Dixie Stores, Inc.                                                     947,188
     27,300         Wrigley (Wm.), Jr. Co.                                                    2,182,294

                      TOTAL                                                                 290,674,187

                    Energy_5.6%

     44,800      /2/AES Corp.                                                                 2,528,400
     21,300         Amerada-Hess Corp.                                                        1,222,088
     28,300         Anadarko Petroleum Corp.                                                    871,994
     26,100         Apache Corp.                                                              1,017,900
     17,500         Ashland, Inc.                                                               577,500
     76,800         Atlantic Richfield Co.                                                    7,156,800
     76,990         Baker Hughes, Inc.                                                        2,150,908
     41,765         Burlington Resources, Inc.                                                1,456,554
     27,600         CMS Energy Corp.                                                          1,017,750
    154,200         Chevron Corp.                                                            14,080,388
    147,779         Conoco, Inc., Class B                                                     4,008,505
    570,800         Exxon Corp.                                                              42,274,875
    103,500         Halliburton Co.                                                           3,900,656
     11,600         Helmerich & Payne, Inc.                                                     276,225
     20,376         Kerr-McGee Corp.                                                          1,095,210
    183,600         Mobil Corp.                                                              17,717,400
     81,400         Occidental Petroleum Corp.                                                1,856,938
     59,900         Phillips Petroleum Co.                                                    2,785,350
     19,700      /2/Rowan Companies, Inc.                                                       306,581
    504,900         Royal Dutch Petroleum Co., ADR                                           30,262,444
    128,500         Schlumberger Ltd.                                                         7,782,281
     22,037         Sunoco, Inc.                                                                531,643
    129,900         Texaco, Inc.                                                              7,972,613
     35,800         Tosco Corp.                                                                 906,188
     72,400         USX Marathon Group                                                        2,108,650
     59,094         Union Pacific Resources Group, Inc.                                         856,863
     56,800         Unocal Corp.                                                              1,959,600

                      TOTAL                                                                 158,682,304

                    Financials14.5%

     60,075         AON Corp.                                                                 2,132,663
     33,655         Aetna, Inc.                                                               1,691,164
     62,900         Aflac, Inc.                                                               3,215,763
    187,710         Allstate Corp.                                                            5,396,663
    105,600         American Express Co.                                                     16,262,400
     59,330         American General Corp.                                                    4,401,544
    364,416         American International Group, Inc.                                       37,512,072
     92,600         Amsouth Bancorporation                                                    2,384,450
    171,432         Associates First Capital Corp., Class A                                   6,257,268
     73,200         BB&T Corp.                                                                2,662,650
    277,886         Bank One Corporation                                                     10,438,082
    406,092         Bank of America Corp.                                                    26,142,173
    172,900         Bank of New York Co., Inc.                                                7,240,188
     26,625         Bear Stearns Cos., Inc.                                                   1,134,891
     46,800         CIGNA Corp.                                                               3,498,300
     46,200         Capital One Financial Corp.                                               2,448,600
    195,740         Chase Manhattan Corp.                                                    17,102,783
     41,700         Chubb Corp.                                                               2,288,288
     39,300         Cincinnati Financial Corp.                                                1,407,431
    793,975         Citigroup, Inc.                                                          42,973,897
     36,650         Comerica, Inc.                                                            2,178,384
     75,461         Conseco, Inc.                                                             1,834,646
     26,500         Countrywide Credit Industries, Inc.                                         899,344
    163,600         Federal Home Loan Mortgage Corp.                                          8,844,625
    241,200         Federal National Mortgage Association                                    17,064,900
     62,600         Fifth Third Bancorp                                                       4,620,663
    227,698         First Union Corp.                                                         9,719,858
    232,967         Firstar Corp.                                                             6,843,406
    216,491         Fleet Boston Corp.                                                        9,444,425
     59,500         Franklin Resources, Inc.                                                  2,082,500
     13,400         Golden West Financial Corp.                                               1,497,450
     55,000         Hartford Financial Services Group, Inc.                                   2,849,688
    113,659         Household International, Inc.                                             5,072,033
     54,560         Huntington Bancshares, Inc.                                               1,616,340
     41,700         J.P. Morgan & Co., Inc.                                                   5,457,488
     24,937         Jefferson-Pilot Corp.                                                     1,871,834
    107,200         KeyCorp                                                                   2,994,900
     27,900         Lehman Brothers Holdings, Inc.                                            2,055,881
     47,600         Lincoln National Corp.                                                    2,195,550
     26,800         Loews Corp.                                                               1,899,450
     23,400         MBIA Insurance Corp.                                                      1,335,263
    188,727         MBNA Corp.                                                                5,213,583
     25,800         MGIC Investment Corp.                                                     1,541,550
     61,900         Marsh & McLennan Cos., Inc.                                               4,893,969
    123,000         Mellon Financial Corp.                                                    4,543,313
     86,600         Merrill Lynch & Co., Inc.                                                 6,798,100
    134,257         Morgan Stanley, Dean Witter & Co.                                        14,810,225
    148,000         National City Corp.                                                       4,366,000
     70,800         PNC Bank Corp.                                                            4,221,450
     33,600         PaineWebber Group, Inc.                                                   1,369,200
     17,100         Progressive Corp., Ohio                                                   1,582,819
     33,300         Providian Financial Corp.                                                 3,629,700
     52,100         Regions Financial Corp.                                                   1,566,256
     25,300         Republic New York Corp.                                                   1,598,644
     32,100         SAFECO Corp.                                                                882,750
     39,000         SLM Holding Corp.                                                         1,908,563
    192,150         Schwab (Charles) Corp.                                                    7,481,841
     38,900         SouthTrust Corp.                                                          1,556,000
     55,452         St. Paul Cos., Inc.                                                       1,774,464
     37,800         State Street Corp.                                                        2,877,525
     40,900         Summit Bancorp                                                            1,416,163
     75,500         SunTrust Banks, Inc.                                                      5,525,656
     62,950         Synovus Financial Corp.                                                   1,349,491
     28,500         T. Rowe Price Associates                                                  1,011,750
     33,000         Torchmark Corp.                                                           1,029,188
    171,565         U.S. Bancorp, Inc.                                                        6,358,628
     55,814         UNUMProvident Corp.                                                       1,838,374
     33,600         Union Planters Corp.                                                      1,495,200
     47,700         Wachovia Corp.                                                            4,114,125
    139,676         Washington Mutual, Inc.                                                   5,019,606
    388,860         Wells Fargo Co.                                                          18,616,673

                      TOTAL                                                                 409,360,704

                    Health Care10.0%

    357,300         Abbott Laboratories                                                      14,425,988
     15,500         Allergan, Inc.                                                            1,664,313
     23,500      /2/Alza Corp.                                                                1,006,094
    307,200         American Home Products Corp.                                             16,051,200
    119,800      /2/Amgen, Inc.                                                               9,554,050
     12,600         Bard (C.R.), Inc.                                                           679,613
     13,200         Bausch & Lomb, Inc.                                                         712,800
     68,600         Baxter International, Inc.                                                4,450,425
     58,600         Becton, Dickinson & Co.                                                   1,486,975
     26,400         Biomet, Inc.                                                                795,300
     97,200      /2/Boston Scientific Corp.                                                   1,956,150
    467,900         Bristol-Myers Squibb Co.                                                 35,940,569
    133,707         Columbia/HCA Healthcare Corp.                                             3,225,681
     70,900         Guidant Corp.                                                             3,500,688
     99,600      /2/HEALTHSOUTH, Corp.                                                          572,700
     39,400      /2/Humana, Inc.                                                                270,875
    316,600         Johnson & Johnson                                                        33,163,850
    256,900         Lilly (Eli) & Co.                                                        17,693,988
     16,800         Mallinckrodt, Inc.                                                          570,150
     26,050      /2/Manor Care, Inc.                                                            410,288
    275,000         Medtronic, Inc.                                                           9,521,875
    551,400         Merck & Co., Inc.                                                        43,870,763
    911,000         Pfizer, Inc.                                                             35,984,500
    119,655         Pharmacia & Upjohn, Inc.                                                  6,453,892
    346,000         Schering Plough Corp.                                                    17,127,000
     19,841      /2/St. Jude Medical, Inc.                                                      543,147
     73,000      /2/Tenet Healthcare Corp.                                                    1,418,938
     40,700         United Healthcare Corp.                                                   2,103,681
    200,200         Warner-Lambert Co.                                                       15,978,463
     22,400      /2/Watson Pharmaceuticals, Inc.                                                711,200
     15,900      /2/Wellpoint Health Networks, Inc.                                             922,200

                      TOTAL                                                                 282,767,356

                    Technology22.0%

     84,500      /2/3Com Corp.                                                                2,450,500
     31,600      /2/ADC Telecommunications, Inc.                                              1,506,925
     24,300      /2/Adaptec, Inc.                                                             1,093,500
     29,600         Adobe System, Inc.                                                        2,070,150
     34,100      /2/Advanced Micro Devices, Inc.                                                675,606
    260,500      /2/America Online, Inc.                                                     33,783,594
     40,900      /2/Analog Devices, Inc.                                                      2,172,813
     19,462      /2/Andrew Corp.                                                                250,573
     37,400      /2/Apple Computer, Inc.                                                      2,996,675
     87,800      /2/Applied Materials, Inc.                                                   7,885,538
     14,000         Autodesk, Inc.                                                              262,500
    145,000         Automatic Data Processing, Inc.                                           6,987,188
     55,500      /2/BMC Software, Inc.                                                        3,562,406
     40,500      /2/Cabletron Systems, Inc.                                                     670,781
     33,700      /2/Ceridian Corp.                                                              739,294
    764,300      /2/Cisco Systems, Inc.                                                      56,558,200
    399,961         Compaq Computer Corp.                                                     7,599,259
    126,862         Computer Associates International, Inc.                                   7,167,703
     37,400      /2/Computer Sciences Corp.                                                   2,568,913
     86,500      /2/Compuware Corp.                                                           2,405,781
     16,400      /2/Comverse Technology, Inc.                                                 1,861,400
    599,100      /2/Dell Computer Corp.                                                      24,038,888
    241,887      /2/EMC Corp. Mass                                                           17,657,751
     74,400         Eastman Kodak Co.                                                         5,128,950
    116,000         Electronic Data Systems Corp.                                             6,786,000
     34,700         Equifax, Inc.                                                               936,900
    100,900         First Data Corp.                                                          4,609,869
     73,600      /2/Gateway 2000, Inc.                                                        4,862,200
     40,600      /2/General Instrument Corp.                                                  2,184,788
     22,400         Grainger (W.W.), Inc.                                                       949,200
     18,600         Harris Corp.                                                                417,338
    239,000         Hewlett-Packard Co.                                                      17,700,938
     34,800         Ikon Office Solutions, Inc.                                                 239,250
    777,700         Intel Corp.                                                              60,223,144
    425,300         International Business Machines Corp.                                    41,838,888
     20,700      /2/KLA-Tencor Corp.                                                          1,639,181
     33,300      /2/LSI Logic Corp.                                                           1,771,144
     30,200      /2/Lexmark Intl. Group, Class A                                              2,357,488
    720,328         Lucent Technologies, Inc.                                                46,281,074
     58,300         Micron Technology, Inc.                                                   4,157,519
  1,200,900      /2/Microsoft Corp.                                                         111,158,306
    141,900         Motorola, Inc.                                                           13,826,381
     39,300      /2/National Semiconductor Corp.                                              1,176,544
     17,000      /2/Network Appliance, Inc.                                                   1,258,000
    312,520         Nortel Networks Corp.                                                    19,356,708
     79,500      /2/Novell, Inc.                                                              1,594,969
    338,962      /2/Oracle Corp.                                                             16,121,880
     23,400         PE Corp.-PE Biosystems Group                                              1,518,075
     63,000      /2/Parametric Technology Corp.                                               1,200,938
     57,750         Paychex, Inc.                                                             2,273,906
     54,900      /2/Peoplesoft, Inc.                                                            823,500
     10,500         Perkin-Elmer, Inc.                                                          428,531
     10,300         Polaroid Corp.                                                              229,819
     37,700      /2/Qualcomm, Inc.                                                            8,397,675
     79,300         Raytheon Co., Class B                                                     2,309,613
     17,800         Scientific-Atlanta, Inc.                                                  1,019,050
     52,400      /2/Seagate Technology, Inc.                                                  1,542,525
      6,300         Shared Medical Systems Corp.                                                237,825
     44,200      /2/Silicon Graphics, Inc.                                                      342,550
    181,400      /2/Sun Microsystems, Inc.                                                   19,194,388
     11,000         Tektronix, Inc.                                                             371,250
     91,400      /2/Tellabs, Inc.                                                             5,781,050
    184,400         Texas Instruments, Inc.                                                  16,549,900
     71,900      /2 Unisys Corp.                                                              1,743,575
    155,600         Xerox Corp.                                                               4,356,800

                      TOTAL                                                                 621,863,567

                    Transportation1.0%

     36,100      /2/AMR Corp.                                                                 2,292,350
    110,433         Burlington Northern Santa Fe                                              3,520,052
     51,100         CSX Corp.                                                                 2,095,100
    144,330         Carnival Corp., Class A                                                   6,422,685
     33,400         Delta Air Lines, Inc.                                                     1,818,213
     69,680      /2/FDX Corp.                                                                 3,000,595
     25,800         Kansas City Southern Industries, Inc.                                     1,223,888
     89,300         Norfolk Southern Corp.                                                    2,182,269
     16,900         Ryder Systems, Inc.                                                         361,238
    118,725         Southwest Airlines Co.                                                    1,996,064
     17,400      /2/US Airways Group, Inc.                                                      487,200
     58,200         Union Pacific Corp.                                                       3,244,650

                      TOTAL                                                                  28,644,304

                    Utilities3.0%

     32,300         Ameren Corp.                                                              1,221,344
     45,100         American Electric Power Co., Inc.                                         1,555,950
    167,500         CBS Corp.                                                                 8,176,094
     35,600         Carolina Power & Light Co.                                                1,228,200
     50,100         Central & SouthWest Corp.                                                 1,111,594
     37,340         Cinergy Corp.                                                             1,054,855
     50,100         Coastal Corp.                                                             2,110,463
     19,650         Columbia Energy Group                                                     1,277,250
    174,100         Comcast Corp., Class A                                                    7,333,962
     54,900         Consolidated Edison Co.                                                   2,096,494
     22,600         Consolidated Natural Gas Co.                                              1,446,400
     35,150         Constellation Energy Group                                                1,078,666
     34,200         DTE Energy Co.                                                            1,135,013
     45,950         Dominion Resources, Inc.                                                  2,211,344
     85,272         Duke Energy Corp.                                                         4,817,868
      5,300         Eastern Enterprises                                                         270,963
     83,000         Edison International                                                      2,458,875
     53,100         El Paso Energy Corp.                                                      2,177,100
    165,400         Enron Corp.                                                               6,605,663
     58,100         Entergy Corp.                                                             1,739,369
     42,600         FPL Group, Inc.                                                           2,143,313
     55,800         FirstEnergy Corp.                                                         1,454,288
     24,000         Florida Progress Corp.                                                    1,099,500
     30,100         GPU, Inc.                                                                 1,021,519
     11,200         NICOR, Inc.                                                                 434,000
     26,900         New Century Energies, Inc.                                                  875,931
     44,100         Niagara Mohawk Holdings, Inc.                                               700,088
     35,900         Northern States Power Co.                                                   771,850
      7,400         ONEOK, Inc.                                                                 215,988
     90,100         P G & E Corp.                                                             2,066,669
     35,591         P P & L Resources, Inc.                                                     963,181
     70,000         Pacificorp                                                                1,443,750
     45,100         Peco Energy Co.                                                           1,722,256
      8,400         Peoples Energy Corp.                                                        319,200
     19,900         Pinnacle West Capital Corp.                                                 733,813
     52,500         Public Service Enterprises Group, Inc.                                    2,077,031
     69,751         Reliant Energy, Inc.                                                      1,900,713
     56,518         Sempra Energy                                                             1,155,087
    164,200         Southern Co.                                                              4,361,563
     66,425         Texas Utilities Co.                                                       2,573,969
     51,100         Unicom Corp.                                                              1,957,769
    100,700         Williams Cos., Inc. (The)                                                 3,776,250

                      TOTAL                                                                  84,875,195
                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,487,992,058)                2,649,465,109


Principal                                                                                                                Value
 Amount

                       SHORT-TERM U.S. GOVERNMENT OBLIGATION--3%/3/

$  10,000,000          United States Treasury Bill, 1/6/2000 (IDENTIFIED COST $9,915,667)                       $    9,916,000
                       REPURCHASE AGREEMENT--5.5%/4/

  154,380,000          ABN AMRO, Inc., 5.34%, dated 10/29/1999, due 11/1/1999 (AT AMORTIZED COST)                  154,380,000

                         TOTAL INVESTMENTS (IDENTIFIED COST $1,652,287,725)/5/                                  $2,813,761,109

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $166,864,250 at October 31, 1999, which represents 5.9% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.6%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long future contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,652,287,725. The net unrealized appreciation of investments on a federal tax basis amounts to $1,161,473,384 which is comprised of $1,229,296,328 appreciation and $67,822,944 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($2,826,817,480) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999


Assets:

Total investments in securities, at value (identified and tax cost $1,652,287,725)                                 $2,813,761,109
Cash                                                                                                                      528,630
Income receivable                                                                                                       2,658,943
Receivable for shares sold                                                                                             11,019,548
Receivable for daily variation margin                                                                                   3,032,262
  TOTAL ASSETS                                                                                                      2,831,000,492
Liabilities:
Payable for shares redeemed                                                                     $3,502,903
Payable for taxes withheld                                                                          53,383
Accrued expenses                                                                                   626,726
  TOTAL LIABILITIES                                                                                                     4,183,012
Net assets for 100,687,896 shares outstanding                                                                      $2,826,817,480

Net Assets Consist of:

Paid in capital                                                                                                    $1,638,802,010
Net unrealized appreciation of investments and futures contracts                                                    1,164,012,124
Accumulated net realized gain on investments and futures contracts                                                     20,647,333
Accumulated undistributed net investment income                                                                         3,356,013
  TOTAL NET ASSETS                                                                                                 $2,826,817,480

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:

Net Asset Value and Offering Price Per Share

($2,003,589,699 / 71,314,846 shares outstanding)                                                                           $28.09
Redemption Proceeds Per Share                                                                                              $28.09

Institutional Service Shares:
Net Asset Value and Offering Price Per Share

($726,976,397 / 25,931,064 shares outstanding)                                                                             $28.03
Redemption Proceeds Per Share                                                                                              $28.03

Class C Shares:

Net Asset Value and Offering Price Per Share

($96,251,384 / 3,441,986 shares outstanding)                                                                               $27.96
Redemption Proceeds Per Share (99/100 of $27.96)/1/                                                                        $27.68



1  See "What Do Shares Cost?"

See Notes which are an integral part of the Financial Statements



STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1999


Investment Income:

Dividends (net of foreign taxes withheld of $213,782)                                                          $ 31,831,796
Interest                                                                                                          5,844,814
  TOTAL INCOME                                                                                                   37,676,610
Expenses:
Investment advisory fee                                                                     $ 7,509,707
Custodian fees                                                                                  133,244
Transfer and dividend disbursing agent fees and expenses                                        506,382
Directors'/Trustees' fees                                                                        14,836
Auditing fees                                                                                    15,356
Legal fees                                                                                       10,302
Portfolio accounting fees                                                                       176,572
Distribution services fee--Institutional Service Shares                                       1,946,654
Distribution services fee--Class C Shares                                                       388,614
Shareholder services fee--Institutional Shares                                                4,504,786
Shareholder services fee--Institutional Service Shares                                        1,622,211
Shareholder services fee--Class C Shares                                                        129,538
Share registration costs                                                                        370,457
Printing and postage                                                                             66,166
Insurance premiums                                                                                6,068
Miscellaneous                                                                                    19,345
  TOTAL EXPENSES                                                                             17,420,238
Waivers:
Waiver of investment advisory fee                                         $  (759,554)
Waiver of distribution services fee--Institutional Service Shares          (1,427,546)
Waiver of shareholder services fee--Institutional Shares                   (4,504,786)
Waiver of shareholder services fee--Institutional Service Shares             (194,666)
  TOTAL WAIVERS                                                                              (6,886,552)
Net expenses                                                                                                     10,533,686
Net investment income                                                                                            27,142,924
Realized and Unrealized Gain on Investments and Futures Contracts:

Net realized gain on investments and futures contracts                                                           27,327,240
Net change in unrealized appreciation of investments and                                                        454,485,986

 futures contracts

Net realized and unrealized gain on investments and futures contracts                                           481,813,226
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $508,956,150

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                                 1999                      1998
Increase (Decrease) in Net Assets
Operations:

Net investment income                                                                      $    27,142,924         $   23,545,370
Net realized gain on investments and futures contracts ($26,799,393 and

$18,621,157, respectively, as computed for federal tax purposes)                                27,327,240             15,258,606
Net change in unrealized appreciation of investments and futures contracts                     454,485,986            284,412,168
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                               508,956,150            323,216,144
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares                                                                           (19,497,540)           (19,446,188)
Institutional Service Shares                                                                    (5,207,706)            (4,226,227)
Class C Shares                                                                                    (111,070)               (43,855)
Distributions from net realized gain on investments and futures contracts

Institutional Shares                                                                           (13,803,989)           (36,852,857)
Institutional Service Shares                                                                    (4,665,973)            (8,247,035)
Class C Shares                                                                                    (161,153)                  (554)
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                            (43,447,431)           (68,816,716)
Share Transactions:
Proceeds from sale of shares                                                                 1,456,300,443          1,232,374,399
Net asset value of shares issued to shareholders in payment of

distributions declared                                                                          28,068,153             40,899,081
Cost of shares redeemed                                                                     (1,061,778,792)          (977,021,217)
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                       422,589,804            296,252,263
Change in net assets                                                                           888,098,523            550,651,691
Net Assets:

Beginning of period                                                                          1,938,718,957          1,388,067,266
End of period (including accumulated undistributed net investment income of
$3,356,013 and $1,029,405, respectively)                                                    $ 2,826,817,480         $1,938,718,957

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1999

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed
Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 1999, the Fund had realized gains on futures contracts of $9,743,049.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1999, the Fund had outstanding futures contracts as set forth below:


                     Contracts to

Expiration           Deliver/                         Unrealized
Date                 Receive            Position      Appreciation

-------------------------------------------------------------------
December 1999        485 S&P 500
                     Index Futures      Long          $2,538,740

-------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:




Year Ended October 31                                                   1999                               1998/1/
Class C Shares:                                               Shares            Amount             Shares           Amount
Shares sold                                                  3,834,755       $103,002,243          771,237       $16,946,376
Shares issued to shareholders in payment of

 distributionsdeclared                                          10,371            256,452            1,948            43,921

Shares redeemed                                             (1,094,794)       (29,503,829)         (81,531)       (1,819,889)
  NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS       2,750,332       $ 73,754,866          691,654       $15,170,408


Year Ended October 31                                                         1999                              1998
Institutional Shares:                                              Shares             Amount           Shares           Amount
Shares sold                                                      34,438,353       $ 914,112,968      37,421,180      $ 818,155,777
Shares issued to shareholders in payment of distributions           755,144          18,919,768       1,421,571         29,500,992
 declared

Shares redeemed                                                 (26,964,995)       (715,289,313)    (33,733,666)      (751,275,289)
  NET CHANGE RESULTING FROM INSTITUTIONAL SHARETRANSACTIONS       8,228,502       $ 217,743,423       5,109,085      $  96,381,480


Year Ended October 31                                                      1999                              1998
Institutional Service Shares:                                     Shares           Amount           Shares           Amount
Shares sold                                                     16,555,183     $ 439,185,232      18,076,229       $ 397,272,246
Shares issued to shareholders in payment of distributions          356,733         8,891,933         546,583          11,354,168
 declared

Shares redeemed                                                (11,882,321)     (316,985,650)    (10,230,460)       (223,926,039)
  NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE          5,029,595     $ 131,091,515       8,392,352       $ 184,700,375
  TRANSACTIONS

  NET CHANGE RESULTING FROM SHARE TRANSACTIONS                  16,008,429     $ 422,589,804      14,193,091       $ 296,252,263



1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


                                  Percentage of Average Daily

Share Class Name                  Net Assets of Class

--------------------------------------------------------------
Institutional Service Shares      0.30%

--------------------------------------------------------------
Class C Shares                    0.75%

--------------------------------------------------------------

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1999, were as follows:


--------------------------------------------------------------
Purchases                                         $342,091,548

--------------------------------------------------------------
Sales                                             $ 64,263,083
--------------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Max-Cap Fund (one of the portfolios constituting Federated Index Trust) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Fund of Federated Index Trust at October 31, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Boston, Massachusetts
December 16, 1999

NOTES


A Statement of Additional Information (SAI) dated December 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO OF FEDERATED INVESTORS]

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No.811-6061
Cusip 31420E502

G00717-01 (12/99)

Federated is a registered mark
of Federated Investors, Inc.
1999 (C) Federated Investors, Inc.

[RECYCLED PAPER LOGO]

[LOGO OF FEDERATED INVESTORS]

WORLD-CLASS INVESTMENT MANAGER/SM/

FEDERATED

MAX-CAP FUND

A Portfolio of Federated Index Trust

CLASS C SHARES

P R O S P E C T U S


DECEMBER 31, 1999




PROSPECTUS



FEDERATED MAX-CAP FUND

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            6
How to Purchase Shares                                           6
How to Redeem Shares                                             7
Account and Share Information                                    9
Who Manages the Fund?                                           10
Financial Information                                           11
Report of Ernst & Young LLP, Independent Auditors               36


-------------------
 NOT FDIC INSURED

 MAY LOSE VALUE

 NO BANK GUARANTEE

-------------------

DECEMBER 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN
THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 . Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.



  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

[BAR CHART APPEARS HERE]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 4.99%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 21.22% (quarter ended December 31, 1998). Its lowest quarterly return was (9.97%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


                                       Institutional

Calendar Period                        Shares              S&P 500

------------------------------------------------------------------
1 Year                                 28.27%              28.58%

------------------------------------------------------------------
5 Years                                23.64%              24.06%
------------------------------------------------------------------
Start of Performance/1/                18.40%              18.55%
------------------------------------------------------------------

1 The Fund's Institutional Shares start of performance date was July 11, 1990.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?



FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.


Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........................................  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)..............................................................................................................  None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price).........................................................................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable)..........................................................  None
Exchange Fee................................................................................................................  None



Annual Fund Operating Expenses (Before Waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/...........................................................................................................  0.30%
Distribution (12b-1) Fee....................................................................................................  None
Shareholder Services Fee/3/.................................................................................................  0.25%
Other Expenses..............................................................................................................  0.05%
Total Annual Fund Operating Expenses........................................................................................  0.60%
-----------------------------------------------------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the manager and shareholder services provider waived certain amounts.
   These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.
   Total Waivers of Fund Expenses...........................................................................................  0.28%
   Total Actual Annual Fund Operating Expenses (after waivers)..............................................................  0.32%

2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended
   October 31, 1999.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares
   (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 1999.



EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 Year       3 Years        5 Years        10 Years
-----------------------------------------------------------------------------
Institutional Shares         $61          $192           $335            $750


WHAT ARE THE FUND'S
INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the Index was $222 million to $462.2 billion. As of the same date, the weighted median market capitalization of the Fund was $65.4 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

WHAT ARE THE PRINCIPAL
SECURITIES IN WHICH THE

FUND INVESTS?



EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.



Common Stocks



Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES



Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.



WHAT ARE THE SPECIFIC RISKS OF
INVESTING IN THE FUND?

STOCK MARKET RISKS



The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

WHAT DO SHARES COST?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

  Futures contracts are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?



The Fund offers three share classes: Institutional Shares, Institutional Service Shares, and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.



  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.



By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).



BY AUTOMATED CLEARING HOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and



 .  signatures of all shareholders exactly as registered.



Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



ACCOUNT AND
SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?



The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub- Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 1999, placed approximately $56.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non- financial institution clients invest. In total, the Sub- Manager manages 67 commingled/common trust funds. Northern Trust Corporation is a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1999, total assets of Northern Trust Corporation were $30 billion and trust assets under administration were $1.383 trillion.

  The Manager and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager may waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 36.


Year Ended October 31                               1999               1998              1997            1996               1995
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $22.91             $19.70            $15.49          $14.74             $12.02
-------------------------------------------
Income From Investment Operations:

-------------------------------------------
Net investment income                               0.31               0.31              0.31            0.34               0.38
-------------------------------------------
Net realized and unrealized gain on

investments and futures contracts                   5.38               3.83              4.47            2.80               2.70
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    5.69               4.14              4.78            3.14               3.08
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:

-------------------------------------------
Distributions from net

investment income                                  (0.29)             (0.31)            (0.33)          (0.36)             (0.34)
-------------------------------------------
Distributions from net realized
gain on investments and

futures contracts                                  (0.22)             (0.62)            (0.24)          (2.03)             (0.02)
-------------------------------------------
  TOTAL DISTRIBUTIONS                              (0.51)             (0.93)            (0.57)          (2.39)             (0.36)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $28.09             $22.91            $19.70          $15.49             $14.74
----------------------------------------------------------------------------------------------------------------------------------
Total Return/1/                                    25.11%             21.56%            31.51%          23.71%             26.00%
----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

----------------------------------------------------------------------------------------------------------------------------------
Expenses/2/                                         0.60%              0.58%             0.61%           0.62%              0.64%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/2/                            0.90%              1.13%             1.40%           1.98%              2.58%
----------------------------------------------------------------------------------------------------------------------------------
Expenses (after waivers)                            0.32%              0.31%             0.31%           0.31%              0.31%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (after waivers)               1.18%              1.40%             1.70%           2.29%              2.91%
----------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:

----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period

(000 omitted)                                 $2,003,590         $1,445,175        $1,142,081        $900,131           $679,237
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     3%                 3%               16%              3%                57%
----------------------------------------------------------------------------------------------------------------------------------

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements




PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1999


Shares                                                                                            Value

-------------------------------------------------------------------------------------------------------
                    COMMON STOCKS--93.7%/1/
                    Basic Materials--2.8%

     54,000         Air Products & Chemicals, Inc.                                       $    1,485,000
     53,600         Alcan Aluminum, Ltd.                                                      1,765,450
     86,400         Alcoa, Inc.                                                               5,248,800
     46,192         Allegheny Teledyne, Inc.                                                    701,541
    146,351         Archer-Daniels-Midland Co.                                                1,801,947
     91,800         Barrick Gold Corp.                                                        1,681,088
     12,300         Bemis Co., Inc.                                                             429,731
     30,600      /2/Bethlehem Steel Corp.                                                       212,288
     13,300         Boise Cascade Corp.                                                         473,812
     22,500         Champion International Corp.                                              1,300,780
     52,100         Dow Chemical Co.                                                          6,160,825
    245,381         Du Pont (E.I.) de Nemours & Co.                                          15,811,764
     18,625         Eastman Chemical Co.                                                        718,226
     30,480         Ecolab, Inc.                                                              1,030,605
     33,762         Engelhard Corp.                                                             595,055
      7,800      /2/FMC Corp.                                                                   317,362
     39,000         Freeport-McMoRan Copper & Gold, Inc., Class B                               650,812
     41,400         Georgia-Pacific Corp.                                                     1,643,062
     25,800         Goodrich (B.F.) Co.                                                         611,137
     17,300      /2/Grace (W.R.) & Co.                                                          258,419
     13,900         Great Lakes Chemical Corp.                                                  493,450
     23,700         Hercules, Inc.                                                              570,281
     61,200         Homestake Mining Co.                                                        512,550
     25,000         International Flavors & Fragrances, Inc.                                    956,250
     96,545         International Paper Co.                                                   5,080,681
     25,600         Louisiana-Pacific Corp.                                                     324,800
     24,000         Mead Corp.                                                                  864,000
    147,500         Monsanto Co.                                                              5,678,750
     39,357         Newmont Mining Corp.                                                        863,394
     20,600         Nucor Corp.                                                               1,068,625
     41,400         PPG Industries, Inc.                                                      2,509,875
     21,108         Phelps Dodge Corp.                                                        1,189,935
     76,600         Placer Dome, Inc.                                                           928,775
      6,800         Potlatch Corp.                                                              286,875
     37,100         Praxair, Inc.                                                             1,734,425
     15,500         Reynolds Metals Co.                                                         936,781
     49,973         Rohm & Haas Co.                                                           1,911,467
     23,700         Sigma-Aldrich Corp.                                                         675,450
     13,100         Temple-Inland, Inc.                                                         761,437
     20,820         USX-U.S. Steel Group, Inc.                                                  532,211
     31,300         Union Carbide Corp.                                                       1,909,300
     23,800         Vulcan Materials Co.                                                        983,237
     23,650         Westvaco Corp.                                                              702,109
     46,900         Weyerhaeuser Co.                                                          2,799,344
     26,100         Willamette Industries, Inc.                                               1,084,781
     21,750         Worthington Industries, Inc.                                                361,594

                      TOTAL                                                                  78,618,081

                    Capital Goods--7.9%

     44,000      /2/Allied Waste Industries, Inc.                                               462,000
    131,200         Allied-Signal, Inc.                                                       7,470,200
     27,400         Avery Dennison Corp.                                                      1,712,500
      7,300         Ball Corp.                                                                  294,281
    225,808         Boeing Co.                                                               10,401,281
      5,500         Briggs & Stratton Corp.                                                     321,406
     17,400         Case Corp.                                                                  922,200
     84,500         Caterpillar, Inc.                                                         4,668,625
     22,200         Cooper Industries, Inc.                                                     955,987
     57,400         Corning, Inc.                                                             4,513,075
     16,175         Crane Co.                                                                   330,576
     28,800         Crown Cork & Seal Co., Inc.                                                 689,400
      9,900         Cummins Engine Co., Inc.                                                    501,806
     56,200         Deere & Co.                                                               2,037,250
     49,000         Dover Corp.                                                               2,085,562
     16,800         Eaton Corp.                                                               1,264,200
    103,000         Emerson Electric Co.                                                      6,186,437
     17,800         Fluor Corp.                                                                 709,775
      9,600         Foster Wheeler Corp.                                                        108,000
     46,840         General Dynamics Corp.                                                    2,596,692
    771,200         General Electric Co.                                                    104,545,800
     29,700         Honeywell, Inc.                                                           3,131,494
     58,900         Illinois Tool Works, Inc.                                                 4,314,425
     42,600         Inco Ltd.                                                                   862,650
     38,700         Ingersoll-Rand Co.                                                        2,022,075
     20,000         Johnson Controls, Inc.                                                    1,215,000
     92,376         Lockheed Martin Corp.                                                     1,847,520
     13,900         McDermott International, Inc.                                               251,937
      9,100         Milacron, Inc.                                                              149,581
     10,400         Millipore Corp.                                                             331,500
     94,600         Minnesota Mining & Manufacturing Co.                                      8,992,912
      1,948         NACCO Industries, Inc., Class A                                              90,338
      9,700         National Service Industries, Inc.                                           312,825
     15,570      /2/Navistar International Corp.                                                649,074
     16,200         Northrop Grumman, Corp.                                                     888,975
     36,600      /2/Owens-Illinois, Inc.                                                        876,112
     18,380         PACCAR, Inc.                                                                866,157
     29,333         Pall Corp.                                                                  643,493
     25,500         Parker-Hannifin Corp.                                                     1,168,219
     64,200         Pitney Bowes, Inc.                                                        2,925,112
     44,700         Rockwell International Corp.                                              2,165,156
     19,600      /2/Sealed Air Corp.                                                          1,085,350
     63,200      /2/Solectron Corp.                                                           4,755,800
     40,100         Tenneco, Inc.                                                               641,600
     35,500         Textron, Inc.                                                             2,740,156
     37,400      /2/Thermo Electron Corp.                                                       504,900
     13,400         Thomas & Betts Corp.                                                        601,325
     14,600         Timken Co.                                                                  261,887
    393,468         Tyco International Ltd.                                                  15,714,128
    113,500         United Technologies Corp.                                                 6,866,750
    143,328         Waste Management, Inc.                                                    2,633,652

                      TOTAL                                                                 222,287,156

                    Communication Services--8.3%

    748,772         AT&T Corp.                                                               35,005,091
     71,800         Alltel Corp.                                                              5,977,350
    365,484         Bell Atlantic Corp.                                                      23,733,617
    445,700         BellSouth Corp.                                                          20,056,500
     32,500         CenturyTel, Inc.                                                          1,314,219
    230,600         GTE Corp.                                                                17,295,000
    180,820      /2/Global Crossing Ltd.                                                      6,260,892
    440,397      /2/MCI Worldcom, Inc.                                                       37,791,567
    142,900      /2/MediaOne Group, Inc.                                                     10,154,831
     78,000      /2/NEXTEL Communications, Inc., Class A                                      6,722,625
    802,626         SBC Communications, Inc.                                                 40,883,762
    203,600         Sprint Corp.                                                             15,130,025
    103,550      /2/Sprint PCS Group                                                          8,588,178
    118,455         U.S. West, Inc.                                                           7,233,158

                      TOTAL                                                                 236,146,815

                    Consumer Cyclicals--8.3%

     16,500         American Greetings Corp., Class A                                           426,937
      9,400         Armstrong World Industries, Inc.                                            351,325
     35,300      /2/AutoZone, Inc.                                                              937,656
     32,800      /2/Bed Bath & Beyond, Inc.                                                   1,092,650
     48,400      /2/Best Buy Co., Inc.                                                        2,689,225
     20,700         Black & Decker Corp.                                                        890,100
     23,000         Block (H&R), Inc.                                                           978,937
     21,600         Brunswick Corp.                                                             488,700
    170,107      /2/Cendant Corp.                                                             2,806,765
     14,000         Centex Corp.                                                                375,375
     47,400         Circuit City Stores, Inc.                                                 2,023,387
     25,800      /2/Consolidated Stores Corp.                                                   472,462
     17,800         Cooper Tire & Rubber Co.                                                    299,262
     51,350      /2/Costco Wholesale Corp.                                                    4,124,047
     39,045         Dana Corp.                                                                1,154,268
     31,500         Danaher Corp.                                                             1,521,844
    103,800         Dayton-Hudson Corp.                                                       6,708,075
    132,705         Delphi Auto Systems Corp.                                                 2,181,338
     25,200         Dillards, Inc., Class A                                                     475,650
     52,062         Dollar General Corp.                                                      1,373,135
     22,100         Dow Jones & Co.                                                           1,359,150
     38,900         Dun & Bradstreet Corp.                                                    1,142,687
     49,400      /2/Federated Department Stores, Inc.                                         2,108,762
      8,200         Fleetwood Enterprises, Inc.                                                 178,862
    284,900         Ford Motor Co.                                                           15,633,887
     66,300         Gannett Co., Inc.                                                         5,113,387
    201,375         Gap (The), Inc.                                                           7,476,047
    151,400         General Motors Corp.                                                     10,635,850
     42,350         Genuine Parts Co.                                                         1,103,747
     36,700         Goodyear Tire & Rubber Co.                                                1,516,169
     16,700         Harcourt General, Inc.                                                      642,950
     29,750      /2/Harrah's Entertainment, Inc.                                                860,891
     46,200         Hasbro, Inc.                                                                952,875
     61,400         Hilton Hotels Corp.                                                         567,950
    348,600         Home Depot, Inc.                                                         26,319,300
     75,000         IMS Health, Inc.                                                          2,175,000
     20,700         ITT Industries, Inc.                                                        707,681
     65,500         Interpublic Group Cos., Inc.                                              2,660,937
      8,352         Jostens, Inc.                                                               176,436
    116,100      /2/K Mart Corp.                                                              1,168,256
     11,300         Kaufman & Broad Homes Corp.                                                 226,706
     18,500         Knight-Ridder, Inc.                                                       1,174,750
     38,300      /2/Kohl's Corp.                                                              2,865,319
     77,700         Laidlaw, Inc.                                                               475,912
     46,300         Leggett and Platt, Inc.                                                   1,027,281
     51,790         Limited, Inc.                                                             2,129,864
     15,200         Liz Claiborne, Inc.                                                         608,000
     87,400         Lowe's Cos., Inc.                                                         4,807,000
     58,700         Marriott International, Inc., Class A                                     1,977,456
    104,100         Masco Corp.                                                               3,175,050
     98,125         Mattel, Inc.                                                              1,312,422
     78,600         May Department Stores Co.                                                 2,726,437
     21,200         Maytag Corp.                                                                849,325
     46,300         McGraw-Hill Cos., Inc.                                                    2,760,636
     12,300         Meredith Corp.                                                              438,956
     46,300      /2/Mirage Resorts, Inc.                                                        674,244
      5,032      /2/Neiman-Marcus Group, Inc., Class B                                          107,867
     42,900         New York Times Co., Class A                                               1,726,725
     66,500         Nike, Inc., Class B                                                       3,753,094
     33,500         Nordstrom, Inc.                                                             835,406
     88,200      /2/Office Depot, Inc.                                                        1,096,987
     42,100         Omnicom Group, Inc.                                                       3,704,800
     12,800         Owens Corning                                                               262,400
     62,000         Penney (J.C.) Co., Inc.                                                   1,573,250
     12,356         Pep Boys-Manny Moe & Jack                                                   154,450
     10,200         Pulte Corp.                                                                 205,275
     13,300      /2/Reebok International Ltd.                                                   130,506
      8,500         Russell Corp.                                                               129,094
     90,200         Sears, Roebuck & Co.                                                      2,542,512
     64,400         Service Corp. International                                                 615,825
     40,500         Sherwin-Williams Co.                                                        906,187
     15,400         Snap-On Tools Corp.                                                         467,775
      4,300         Springs Industries, Inc., Class A                                           171,194
     20,900         Stanley Works                                                               579,975
    108,500      /2/Staples, Inc.                                                             2,407,344
     76,100         TJX Cos., Inc.                                                            2,064,212
     28,200         TRW, Inc.                                                                 1,209,075
     46,660         Tandy Corp.                                                               2,936,664
     16,900         Times Mirror Co., Class A                                                 1,218,912
     59,300      /2/Toys `R' Us, Inc.                                                           837,612
     56,000         Tribune Co.                                                               3,360,000
     28,200         V.F. Corp.                                                                  847,761
  1,047,000         Wal-Mart Stores, Inc.                                                    59,351,812
     17,900         Whirlpool Corp.                                                           1,247,406

                      TOTAL                                                                 235,545,440

                    Consumer Staples--10.3%

     13,400         Alberto-Culver Co., Class B                                                 315,737
     98,561         Albertsons, Inc.                                                          3,578,996
    109,900         Anheuser-Busch Cos., Inc.                                                 7,892,194
     61,800         Avon Products, Inc.                                                       1,993,050
     67,300         BestFoods                                                                 3,953,875
     16,100         Brown-Forman Corp., Class B                                               1,086,750
     91,800         CVS Corp.                                                                 3,987,562
    104,700         Campbell Soup Co.                                                         4,711,500
     64,050         Cardinal Health, Inc.                                                     2,762,156
     78,100      /2/Clear Channel Communications, Inc.                                        6,277,287
     55,200         Clorox Co.                                                                2,259,750
     99,900         Coca Cola Enterprises, Inc.                                               2,553,694
    580,400         Coca-Cola Co.                                                            34,243,600
    137,800         Colgate-Palmolive Co.                                                     8,336,900
    115,200         ConAgra, Inc.                                                             3,002,400
      8,600         Coors Adolph Co., Class B                                                   477,300
     32,400         Darden Restaurants, Inc.                                                    617,625
     18,900         Deluxe Corp.                                                                533,925
    484,000         Disney (Walt) Co.                                                        12,765,500
     31,600         Donnelley (R.R.) & Sons Co.                                                 766,300
     51,900         Fort James Corp.                                                          1,365,619
     40,300         Fortune Brands, Inc.                                                      1,428,131
     36,100         General Mills, Inc.                                                       3,147,469
    255,100         Gillette Co.                                                              9,231,431
      9,000         Great Atlantic & Pacific Tea Co., Inc.                                      257,062
     85,200         Heinz (H.J.) Co.                                                          4,068,300
     33,700         Hershey Foods Corp.                                                       1,701,850
     95,400         Kellogg Co.                                                               3,798,112
    125,248         Kimberly-Clark Corp.                                                      7,906,280
     16,800      /2/King World Productions, Inc.                                                651,000
    193,600      /2/Kroger Co., Inc.                                                          4,029,300
      9,200         Longs Drug Stores Corp.                                                     250,700
    318,600         McDonald's Corp.                                                         13,142,250
     65,226         McKesson HBOC, Inc.                                                       1,308,597
     76,500         Nabisco Group Holdings Corp.                                                980,156
     66,144         Newell Rubbermaid, Inc.                                                   2,290,236
    347,500         PepsiCo, Inc.                                                            12,053,906
    561,900         Philip Morris Cos., Inc.                                                 14,152,856
    312,600         Procter & Gamble Co.                                                     32,783,925
     32,100         Quaker Oats Co.                                                           2,247,000
     77,300         Ralston Purina Co.                                                        2,430,119
     60,900         Rite Aid Corp.                                                              532,875
    120,000      /2/Safeway, Inc.                                                             4,237,500
    214,700         Sara Lee Corp.                                                            5,810,319
    100,700         Seagram Co. Ltd.                                                          4,972,062
     28,300         Supervalu, Inc.                                                             594,300
     78,400         Sysco Corp.                                                               3,013,500
    304,080         Time Warner, Inc.                                                        21,190,575
     35,930      /2/Tricon Global Restaurants, Inc.                                           1,443,937
     13,600         Tupperware Corp.                                                            269,450
     43,800         UST, Inc.                                                                 1,212,712
    134,572         Unilever N.V., ADR                                                        8,974,295
    163,836      /2/Viacom, Inc., Class B                                                     7,331,661
    235,100         Walgreen Co.                                                              5,921,581
     29,300         Wendy's International, Inc.                                                 699,538
     35,000         Winn-Dixie Stores, Inc.                                                     947,188
     27,300         Wrigley (Wm.), Jr. Co.                                                    2,182,294

                      TOTAL                                                                 290,674,187

                    Energy--5.6%

     44,800      /2/AES Corp.                                                                 2,528,400
     21,300         Amerada-Hess Corp.                                                        1,222,088
     28,300         Anadarko Petroleum Corp.                                                    871,994
     26,100         Apache Corp.                                                              1,017,900
     17,500         Ashland, Inc.                                                               577,500
     76,800         Atlantic Richfield Co.                                                    7,156,800
     76,990         Baker Hughes, Inc.                                                        2,150,908
     41,765         Burlington Resources, Inc.                                                1,456,554
     27,600         CMS Energy Corp.                                                          1,017,750
    154,200         Chevron Corp.                                                            14,080,388
    147,779         Conoco, Inc., Class B                                                     4,008,505
    570,800         Exxon Corp.                                                              42,274,875
    103,500         Halliburton Co.                                                           3,900,656
     11,600         Helmerich & Payne, Inc.                                                     276,225
     20,376         Kerr-McGee Corp.                                                          1,095,210
    183,600         Mobil Corp.                                                              17,717,400
     81,400         Occidental Petroleum Corp.                                                1,856,938
     59,900         Phillips Petroleum Co.                                                    2,785,350
     19,700      /2/Rowan Companies, Inc.                                                       306,581
    504,900         Royal Dutch Petroleum Co., ADR                                           30,262,444
    128,500         Schlumberger Ltd.                                                         7,782,281
     22,037         Sunoco, Inc.                                                                531,643
    129,900         Texaco, Inc.                                                              7,972,613
     35,800         Tosco Corp.                                                                 906,188
     72,400         USX Marathon Group                                                        2,108,650
     59,094         Union Pacific Resources Group, Inc.                                         856,863
     56,800         Unocal Corp.                                                              1,959,600

                      TOTAL                                                                 158,682,304

                    Financials--14.5%

     60,075         AON Corp.                                                                 2,132,663
     33,655         Aetna, Inc.                                                               1,691,164
     62,900         Aflac, Inc.                                                               3,215,763
    187,710         Allstate Corp.                                                            5,396,663
    105,600         American Express Co.                                                     16,262,400
     59,330         American General Corp.                                                    4,401,544
    364,416         American International Group, Inc.                                       37,512,072
     92,600         Amsouth Bancorporation                                                    2,384,450
    171,432         Associates First Capital Corp., Class A                                   6,257,268
     73,200         BB&T Corp.                                                                2,662,650
    277,886         Bank One Corporation                                                     10,438,082
    406,092         Bank of America Corp.                                                    26,142,173
    172,900         Bank of New York Co., Inc.                                                7,240,188
     26,625         Bear Stearns Cos., Inc.                                                   1,134,891
     46,800         CIGNA Corp.                                                               3,498,300
     46,200         Capital One Financial Corp.                                               2,448,600
    195,740         Chase Manhattan Corp.                                                    17,102,783
     41,700         Chubb Corp.                                                               2,288,288
     39,300         Cincinnati Financial Corp.                                                1,407,431
    793,975         Citigroup, Inc.                                                          42,973,897
     36,650         Comerica, Inc.                                                            2,178,384
     75,461         Conseco, Inc.                                                             1,834,646
     26,500         Countrywide Credit Industries, Inc.                                         899,344
    163,600         Federal Home Loan Mortgage Corp.                                          8,844,625
    241,200         Federal National Mortgage Association                                    17,064,900
     62,600         Fifth Third Bancorp                                                       4,620,663
    227,698         First Union Corp.                                                         9,719,858
    232,967         Firstar Corp.                                                             6,843,406
    216,491         Fleet Boston Corp.                                                        9,444,425
     59,500         Franklin Resources, Inc.                                                  2,082,500
     13,400         Golden West Financial Corp.                                               1,497,450
     55,000         Hartford Financial Services Group, Inc.                                   2,849,688
    113,659         Household International, Inc.                                             5,072,033
     54,560         Huntington Bancshares, Inc.                                               1,616,340
     41,700         J.P. Morgan & Co., Inc.                                                   5,457,488
     24,937         Jefferson-Pilot Corp.                                                     1,871,834
    107,200         KeyCorp                                                                   2,994,900
     27,900         Lehman Brothers Holdings, Inc.                                            2,055,881
     47,600         Lincoln National Corp.                                                    2,195,550
     26,800         Loews Corp.                                                               1,899,450
     23,400         MBIA Insurance Corp.                                                      1,335,263
    188,727         MBNA Corp.                                                                5,213,583
     25,800         MGIC Investment Corp.                                                     1,541,550
     61,900         Marsh & McLennan Cos., Inc.                                               4,893,969
    123,000         Mellon Financial Corp.                                                    4,543,313
     86,600         Merrill Lynch & Co., Inc.                                                 6,798,100
    134,257         Morgan Stanley, Dean Witter & Co.                                        14,810,225
    148,000         National City Corp.                                                       4,366,000
     70,800         PNC Bank Corp.                                                            4,221,450
     33,600         PaineWebber Group, Inc.                                                   1,369,200
     17,100         Progressive Corp., Ohio                                                   1,582,819
     33,300         Providian Financial Corp.                                                 3,629,700
     52,100         Regions Financial Corp.                                                   1,566,256
     25,300         Republic New York Corp.                                                   1,598,644
     32,100         SAFECO Corp.                                                                882,750
     39,000         SLM Holding Corp.                                                         1,908,563
    192,150         Schwab (Charles) Corp.                                                    7,481,841
     38,900         SouthTrust Corp.                                                          1,556,000
     55,452         St. Paul Cos., Inc.                                                       1,774,464
     37,800         State Street Corp.                                                        2,877,525
     40,900         Summit Bancorp                                                            1,416,163
     75,500         SunTrust Banks, Inc.                                                      5,525,656
     62,950         Synovus Financial Corp.                                                   1,349,491
     28,500         T. Rowe Price Associates                                                  1,011,750
     33,000         Torchmark Corp.                                                           1,029,188
    171,565         U.S. Bancorp, Inc.                                                        6,358,628
     55,814         UNUMProvident Corp.                                                       1,838,374
     33,600         Union Planters Corp.                                                      1,495,200
     47,700         Wachovia Corp.                                                            4,114,125
    139,676         Washington Mutual, Inc.                                                   5,019,606
    388,860         Wells Fargo Co.                                                          18,616,673

                      TOTAL                                                                 409,360,704

                    Health Care--10.0%

    357,300         Abbott Laboratories                                                      14,425,988
     15,500         Allergan, Inc.                                                            1,664,313
     23,500      /2/Alza Corp.                                                                1,006,094
    307,200         American Home Products Corp.                                             16,051,200
    119,800      /2/Amgen, Inc.                                                               9,554,050
     12,600         Bard (C.R.), Inc.                                                           679,613
     13,200         Bausch & Lomb, Inc.                                                         712,800
     68,600         Baxter International, Inc.                                                4,450,425
     58,600         Becton, Dickinson & Co.                                                   1,486,975
     26,400         Biomet, Inc.                                                                795,300
     97,200      /2/Boston Scientific Corp.                                                   1,956,150
    467,900         Bristol-Myers Squibb Co.                                                 35,940,569
    133,707         Columbia/HCA Healthcare Corp.                                             3,225,681
     70,900         Guidant Corp.                                                             3,500,688
     99,600      /2/HEALTHSOUTH, Corp.                                                          572,700
     39,400      /2/Humana, Inc.                                                                270,875
    316,600         Johnson & Johnson                                                        33,163,850
    256,900         Lilly (Eli) & Co.                                                        17,693,988
     16,800         Mallinckrodt, Inc.                                                          570,150
     26,050      /2/Manor Care, Inc.                                                            410,288
    275,000         Medtronic, Inc.                                                           9,521,875
    551,400         Merck & Co., Inc.                                                        43,870,763
    911,000         Pfizer, Inc.                                                             35,984,500
    119,655         Pharmacia & Upjohn, Inc.                                                  6,453,892
    346,000         Schering Plough Corp.                                                    17,127,000
     19,841      /2/St. Jude Medical, Inc.                                                      543,147
     73,000      /2/Tenet Healthcare Corp.                                                    1,418,938
     40,700         United Healthcare Corp.                                                   2,103,681
    200,200         Warner-Lambert Co.                                                       15,978,463
     22,400      /2/Watson Pharmaceuticals, Inc.                                                711,200
     15,900      /2/Wellpoint Health Networks, Inc.                                             922,200

                    TOTAL                                                                   282,767,356

                    Technology--22.0%

     84,500      /2/3Com Corp.                                                                2,450,500
     31,600      /2/ADC Telecommunications, Inc.                                              1,506,925
     24,300      /2/Adaptec, Inc.                                                             1,093,500
     29,600         Adobe System, Inc.                                                        2,070,150
     34,100      /2/Advanced Micro Devices, Inc.                                                675,606
    260,500      /2/America Online, Inc.                                                     33,783,594
     40,900      /2/Analog Devices, Inc.                                                      2,172,813
     19,462      /2/Andrew Corp.                                                                250,573
     37,400      /2/Apple Computer, Inc.                                                      2,996,675
     87,800      /2/Applied Materials, Inc.                                                   7,885,538
     14,000         Autodesk, Inc.                                                              262,500
    145,000         Automatic Data Processing, Inc.                                           6,987,188
     55,500      /2/BMC Software, Inc.                                                        3,562,406
     40,500      /2/Cabletron Systems, Inc.                                                     670,781
     33,700      /2/Ceridian Corp.                                                              739,294
    764,300      /2/Cisco Systems, Inc.                                                      56,558,200
    399,961         Compaq Computer Corp.                                                     7,599,259
    126,862         Computer Associates International, Inc.                                   7,167,703
     37,400      /2/Computer Sciences Corp.                                                   2,568,913
     86,500      /2/Compuware Corp.                                                           2,405,781
     16,400      /2/Comverse Technology, Inc.                                                 1,861,400
    599,100      /2/Dell Computer Corp.                                                      24,038,888
    241,887      /2/EMC Corp. Mass                                                           17,657,751
     74,400         Eastman Kodak Co.                                                         5,128,950
    116,000         Electronic Data Systems Corp.                                             6,786,000
     34,700         Equifax, Inc.                                                               936,900
    100,900         First Data Corp.                                                          4,609,869
     73,600      /2/Gateway 2000, Inc.                                                        4,862,200
     40,600      /2/General Instrument Corp.                                                  2,184,788
     22,400         Grainger (W.W.), Inc.                                                       949,200
     18,600         Harris Corp.                                                                417,338
    239,000         Hewlett-Packard Co.                                                      17,700,938
     34,800         Ikon Office Solutions, Inc.                                                 239,250
    777,700         Intel Corp.                                                              60,223,144
    425,300         International Business Machines Corp.                                    41,838,888
     20,700      /2/KLA-Tencor Corp.                                                          1,639,181
     33,300      /2/LSI Logic Corp.                                                           1,771,144
     30,200      /2/Lexmark Intl. Group, Class A                                              2,357,488
    720,328         Lucent Technologies, Inc.                                                46,281,074
     58,300         Micron Technology, Inc.                                                   4,157,519
  1,200,900      /2/Microsoft Corp.                                                         111,158,306
    141,900         Motorola, Inc.                                                           13,826,381
     39,300      /2/National Semiconductor Corp.                                              1,176,544
     17,000      /2/Network Appliance, Inc.                                                   1,258,000
    312,520         Nortel Networks Corp.                                                    19,356,708
     79,500      /2/Novell, Inc.                                                              1,594,969
    338,962      /2/Oracle Corp.                                                             16,121,880
     23,400         PE Corp.-PE Biosystems Group                                              1,518,075
     63,000      /2/Parametric Technology Corp.                                               1,200,938
     57,750         Paychex, Inc.                                                             2,273,906
     54,900      /2/Peoplesoft, Inc.                                                            823,500
     10,500         Perkin-Elmer, Inc.                                                          428,531
     10,300         Polaroid Corp.                                                              229,819
     37,700      /2/Qualcomm, Inc.                                                            8,397,675
     79,300         Raytheon Co., Class B                                                     2,309,613
     17,800         Scientific-Atlanta, Inc.                                                  1,019,050
     52,400      /2/Seagate Technology, Inc.                                                  1,542,525
      6,300         Shared Medical Systems Corp.                                                237,825
     44,200      /2/Silicon Graphics, Inc.                                                      342,550
    181,400      /2/Sun Microsystems, Inc.                                                   19,194,388
     11,000         Tektronix, Inc.                                                             371,250
     91,400      /2/Tellabs, Inc.                                                             5,781,050
    184,400         Texas Instruments, Inc.                                                  16,549,900
     71,900      /2/Unisys Corp.                                                              1,743,575
    155,600         Xerox Corp.                                                               4,356,800

                      TOTAL                                                                 621,863,567

                    Transportation--1.0%

     36,100      /2/AMR Corp.                                                                 2,292,350
    110,433         Burlington Northern Santa Fe                                              3,520,052
     51,100         CSX Corp.                                                                 2,095,100
    144,330         Carnival Corp., Class A                                                   6,422,685
     33,400         Delta Air Lines, Inc.                                                     1,818,213
     69,680      /2/FDX Corp.                                                                 3,000,595
     25,800         Kansas City Southern Industries, Inc.                                     1,223,888
     89,300         Norfolk Southern Corp.                                                    2,182,269
     16,900         Ryder Systems, Inc.                                                         361,238
    118,725         Southwest Airlines Co.                                                    1,996,064
     17,400      /2/US Airways Group, Inc.                                                      487,200
     58,200         Union Pacific Corp.                                                       3,244,650

                      TOTAL                                                                  28,644,304

                    Utilities--3.0%

     32,300         Ameren Corp.                                                              1,221,344
     45,100         American Electric Power Co., Inc.                                         1,555,950
    167,500         CBS Corp.                                                                 8,176,094
     35,600         Carolina Power & Light Co.                                                1,228,200
     50,100         Central & SouthWest Corp.                                                 1,111,594
     37,340         Cinergy Corp.                                                             1,054,855
     50,100         Coastal Corp.                                                             2,110,463
     19,650         Columbia Energy Group                                                     1,277,250
    174,100         Comcast Corp., Class A                                                    7,333,962
     54,900         Consolidated Edison Co.                                                   2,096,494
     22,600         Consolidated Natural Gas Co.                                              1,446,400
     35,150         Constellation Energy Group                                                1,078,666
     34,200         DTE Energy Co.                                                            1,135,013
     45,950         Dominion Resources, Inc.                                                  2,211,344
     85,272         Duke Energy Corp.                                                         4,817,868
      5,300         Eastern Enterprises                                                         270,963
     83,000         Edison International                                                      2,458,875
     53,100         El Paso Energy Corp.                                                      2,177,100
    165,400         Enron Corp.                                                               6,605,663
     58,100         Entergy Corp.                                                             1,739,369
     42,600         FPL Group, Inc.                                                           2,143,313
     55,800         FirstEnergy Corp.                                                         1,454,288
     24,000         Florida Progress Corp.                                                    1,099,500
     30,100         GPU, Inc.                                                                 1,021,519
     11,200         NICOR, Inc.                                                                 434,000
     26,900         New Century Energies, Inc.                                                  875,931
     44,100         Niagara Mohawk Holdings, Inc.                                               700,088
     35,900         Northern States Power Co.                                                   771,850
      7,400         ONEOK, Inc.                                                                 215,988
     90,100         P G & E Corp.                                                             2,066,669
     35,591         P P & L Resources, Inc.                                                     963,181
     70,000         Pacificorp                                                                1,443,750
     45,100         Peco Energy Co.                                                           1,722,256
      8,400         Peoples Energy Corp.                                                        319,200
     19,900         Pinnacle West Capital Corp.                                                 733,813
     52,500         Public Service Enterprises Group, Inc.                                    2,077,031
     69,751         Reliant Energy, Inc.                                                      1,900,713
     56,518         Sempra Energy                                                             1,155,087
    164,200         Southern Co.                                                              4,361,563
     66,425         Texas Utilities Co.                                                       2,573,969
     51,100         Unicom Corp.                                                              1,957,769
    100,700         Williams Cos., Inc. (The)                                                 3,776,250

                      TOTAL                                                                  84,875,195

                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,487,992,058)                2,649,465,109






Principal

 Amount                                                                                                                      Value

----------------------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.3%/3/

$ 10,000,000          United States Treasury Bill, 1/6/2000 (IDENTIFIED COST $9,915,667)                            $    9,916,000
                      REPURCHASE AGREEMENT--5.5%/4/
 154,380,000          ABN AMRO, Inc., 5.34%, dated 10/29/1999, due 11/1/1999 (AT AMORTIZED COST)                       154,380,000
                        TOTAL INVESTMENTS (IDENTIFIED COST $1,652,287,725)/5/                                       $2,813,761,109




1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $166,864,250 at October 31, 1999, which represents 5.9% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.6%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long future contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,652,287,725. The net unrealized appreciation of investments on a federal tax basis amounts to $1,161,473,384 which is comprised of $1,229,296,328 appreciation and $67,822,944 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($2,826,817,480) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements




STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999


Assets:

Total investments in securities, at value (identified and tax cost $1,652,287,725)                               $2,813,761,109
Cash                                                                                                                    528,630
Income receivable                                                                                                     2,658,943
Receivable for shares sold                                                                                           11,019,548
Receivable for daily variation margin                                                                                 3,032,262
  TOTAL ASSETS                                                                                                    2,831,000,492
Liabilities:
Payable for shares redeemed                                                                     $ 3,502,903
Payable for taxes withheld                                                                           53,383
Accrued expenses                                                                                    626,726
  TOTAL LIABILITIES                                                                                                   4,183,012
Net assets for 100,687,896 shares outstanding                                                                    $2,826,817,480

Net Assets Consist of:

Paid in capital                                                                                                  $1,638,802,010
Net unrealized appreciation of investments and futures contracts                                                  1,164,012,124
Accumulated net realized gain on investments and futures contracts                                                   20,647,333
Accumulated undistributed net investment income                                                                       3,356,013
  TOTAL NET ASSETS                                                                                               $2,826,817,480

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:

Net Asset Value and Offering Price Per Share ($2,003,589,699 / 71,314,846 shares outstanding)                            $28.09
Redemption Proceeds Per Share                                                                                            $28.09
Institutional Service Shares:

Net Asset Value and Offering Price Per Share ($726,976,397 / 25,931,064 shares outstanding)                              $28.03
Redemption Proceeds Per Share                                                                                            $28.03
Class C Shares:

Net Asset Value and Offering Price Per Share ($96,251,384 / 3,441,986 shares outstanding)                                $27.96
Redemption Proceeds Per Share (99/100 of $27.96)/1/                                                                      $27.68


1    See "What Do Shares Cost?"

     See Notes which are an integral part of the Financial Statements



STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1999


Investment Income:

Dividends (net of foreign taxes withheld of $213,782)                                                             $  31,831,796
Interest                                                                                                              5,844,814
  TOTAL INCOME                                                                                                       37,676,610
Expenses:
Investment advisory fee                                                                       $ 7,509,707
Custodian fees                                                                                    133,244
Transfer and dividend disbursing agent fees and expenses                                          506,382
Directors'/Trustees' fees                                                                          14,836
Auditing fees                                                                                      15,356
Legal fees                                                                                         10,302
Portfolio accounting fees                                                                         176,572
Distribution services fee--Institutional Service Shares                                         1,946,654
Distribution services fee--Class C Shares                                                         388,614
Shareholder services fee--Institutional Shares                                                  4,504,786
Shareholder services fee--Institutional Service Shares                                          1,622,211
Shareholder services fee--Class C Shares                                                          129,538
Share registration costs                                                                          370,457
Printing and postage                                                                               66,166
Insurance premiums                                                                                  6,068
Miscellaneous                                                                                      19,345
  TOTAL EXPENSES                                                                               17,420,238
Waivers:
Waiver of investment advisory fee                                          $  (759,554)
Waiver of distribution services fee--Institutional Service Shares           (1,427,546)
Waiver of shareholder services fee--Institutional Shares                    (4,504,786)
Waiver of shareholder services fee--Institutional Service Shares              (194,666)
  TOTAL WAIVERS                                                                                (6,886,552)
Net expenses                                                                                                        10,533,686
Net investment income                                                                                               27,142,924
Realized and Unrealized Gain on Investments and Futures Contracts:

Net realized gain on investments and futures contracts                                                              27,327,240
Net change in unrealized appreciation of investments and

 futures contracts                                                                                                 454,485,986
Net realized and unrealized gain on investments and futures contracts                                              481,813,226
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $508,956,150

See Notes which are an integral part of the Financial Statements




STATEMENT OF CHANGES IN NET ASSETS


Year Ended October 31                                                                            1999                   1998
----------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations:

Net investment income                                                                 $    27,142,924         $   23,545,370
Net realized gain on investments and futures contracts ($26,799,393 and
$18,621,157, respectively, as computed for federal tax purposes)                           27,327,240             15,258,606
Net change in unrealized appreciation of investments and futures contracts                454,485,986            284,412,168
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                          508,956,150            323,216,144
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares                                                                      (19,497,540)           (19,446,188)
Institutional Service Shares                                                               (5,207,706)            (4,226,227)
Class C Shares                                                                               (111,070)               (43,855)
Distributions from net realized gain on investments and futures contracts

Institutional Shares                                                                      (13,803,989)           (36,852,857)
Institutional Service Shares                                                               (4,665,973)            (8,247,035)
Class C Shares                                                                               (161,153)                  (554)
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                       (43,447,431)           (68,816,716)
Share Transactions:
Proceeds from sale of shares                                                            1,456,300,443          1,232,374,399
Net asset value of shares issued to shareholders in payment of distributions               28,068,153             40,899,081
 declared

Cost of shares redeemed                                                                (1,061,778,792)          (977,021,217)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    422,589,804            296,252,263
Change in net assets                                                                      888,098,523            550,651,691
Net Assets:

Beginning of period                                                                     1,938,718,957          1,388,067,266
End of period (including accumulated undistributed net investment income of
$3,356,013 and $1,029,405, respectively)                                              $ 2,826,817,480         $1,938,718,957


See Notes which are an integral part of the Financial Statements



NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1999

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed
Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 1999, the Fund had realized gains on futures contracts of $9,743,049.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1999, the Fund had outstanding futures contracts as set forth below:


                     Contracts

Expiration           to Deliver/                       Unrealized
Date                 Receive           Position        Appreciation

--------------------------------------------------------------------
December 1999        485 S&P 500
                     Index Futures     Long            $2,538,740

--------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


Year Ended October 31                                                    1999                             1998
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares:                                       Shares           Amount          Shares          Amount

-----------------------------------------------------------------------------------------------------------------------
Shares sold                                               34,438,353     $ 914,112,968     37,421,180     $ 818,155,777

Shares issued to shareholders in payment of

distributions declared                                       755,144        18,919,768      1,421,571        29,500,992

Shares redeemed                                          (26,964,995)     (715,289,313)   (33,733,666)     (751,275,289)
  NET CHANGE RESULTING FROM INSTITUTIONAL

  SHARE TRANSACTIONS                                       8,228,502     $ 217,743,423      5,109,085     $  96,381,480


Year Ended October 31                                                 1999                             1998
-----------------------------------------------------------------------------------------------------------------------
Institutional Service Shares:                               Shares            Amount          Shares          Amount

-----------------------------------------------------------------------------------------------------------------------
Shares sold                                               16,555,183     $ 439,185,232     18,076,229     $ 397,272,246

Shares issued to shareholders in payment of

distributions declared                                       356,733         8,891,933        546,583        11,354,168

Shares redeemed                                          (11,882,321)     (316,985,650)   (10,230,460)     (223,926,039)
  NET CHANGE RESULTING FROM INSTITUTIONAL

  SERVICE SHARE TRANSACTIONS                               5,029,595     $ 131,091,515      8,392,352     $ 184,700,375


Year Ended October 31                                               1999                             1998
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:                                            Shares           Amount          Shares           Amount

-----------------------------------------------------------------------------------------------------------------------
Shares sold                                               3,834,755      $103,002,243        771,237      $ 16,946,376

Shares issued to shareholders in payment of

 distributions declared                                      10,371           256,452          1,948            43,921
Shares redeemed                                          (1,094,794)      (29,503,829)       (81,531)       (1,819,889)
  NET CHANGE RESULTING FROM CLASS C

  SHARE TRANSACTIONS                                      2,750,332      $ 73,754,866        691,654      $ 15,170,408
  NET CHANGE RESULTING FROM SHARE
  TRANSACTIONS                                           16,008,429      $422,589,804     14,193,091      $296,252,263

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

MANAGEMENT FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


                                    Percentage of Average

Share Class Name                    Daily Net Assets of Class

-------------------------------------------------------------
Institutional Service Shares        0.30%

-------------------------------------------------------------
Class C Shares                      0.75%

-------------------------------------------------------------

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1999, were as follows:


--------------------------------------------------------------
Purchases                                         $342,091,548

--------------------------------------------------------------
Sales                                             $ 64,263,083
--------------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Max-Cap Fund (one of the portfolios constituting Federated Index Trust) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Fund of Federated Index Trust at October 31, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Boston, Massachusetts
December  16, 1999



NOTES

NOTES



A Statement of Additional Information (SAI) dated December 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO OF FEDERATED INVESTORS]



Federated Max-Cap Fund



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E106


0032104A-IS (12/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C) Federated Investors, Inc.

[RECYCLED PAPER LOGO]

[LOGO OF FEDERATED INVESTORS]

WORLD-CLASS INVESTMENT MANAGER/SM/

FEDERATED

MAX-CAP FUND

A Portfolio of Federated Index Trust



INSTITUTIONAL SHARES



P R O S P E C T U S


DECEMBER 31, 1999



PROSPECTUS

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



CONTENTS

Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    2
What are the Fund's Investment Strategies?                3
What are the Principal Securities in Which

  the Fund Invests?                                       3
What are the Specific Risks of Investing in the Fund?     4
What do Shares Cost?                                      4
How is the Fund Sold?                                     4
How to Purchase Shares                                    5
How to Redeem Shares                                      6
Account and Share Information                             7
Who Manages the Fund?                                     8
Financial Information                                     9
Report of Ernst & Young LLP, Independent Auditors        34

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE


DECEMBER 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN
INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN
THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 . Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

[BAR CHART APPEARS HERE]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 4.77%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998). Its lowest quarterly return was (10.05%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                        Institutional
                                       Service Shares       S&P 500

1 Year                                 27.85%               28.58%
5 Years                                23.26%               24.06%
Start of Performance/1/                22.14%               23.08%


/1/ The Fund's Institutional Service Shares start of performance date was September 7, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........................................  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)...  None
Redemption Fee (as a percentage of amount redeemed, if applicable)..........................................................  None
Exchange Fee................................................................................................................  None

Annual Fund Operating Expenses (Before Waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/...........................................................................................................  0.30%
Distribution (12b-1) Fee/3/.................................................................................................  0.30%
Shareholder Services Fee/4/.................................................................................................  0.25%
Other Expenses..............................................................................................................  0.05%
Total Annual Fund Operating Expenses........................................................................................  0.90%




/1/ Although not contractually obligated to do so, the manager, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1999.

     Total Waivers of Fund Expenses..................................  0.28%
     Total Actual Annual Fund Operating Expenses (after waivers).....  0.62%

/2/ The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended October 31, 1999.

/3/ The distributor voluntarily waived a portion of the distribution (12b-1) fee. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.08% for the fiscal year ended October 31, 1999.

/4/ The shareholder services provider voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.22% for the fiscal year ended October 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year                                 $   92
3 Years                                $  287
5 Years                                $  498
10 Years                               $1,108


What are the Fund's
Investment Strategies?



The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1999, the capitalization range of the Index was $222 million to $462.2 billion. As of the same date, the weighted median market capitalization of the Fund was $65.4 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal
Securities in Which the

Fund Invests?



EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.


Common Stocks



Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES



Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.


What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS



The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

  Futures contracts are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund offers three share classes: Institutional Shares, Institutional Services Shares, and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN



The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and



 .  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and
Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675. The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have as of September 30, 1999, placed approximately $56.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 681 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 67 commingled/ common trust funds. Northern Trust Corporation is a bank holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1999, total assets of Northern Trust Corporation were $30 billion and trust assets under administration were $1.383 trillion.

  The Manager and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager may waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.



Year Ended October 31                                1999              1998              1997           1996          1995
Net Asset Value, Beginning of Period               $  22.86          $  19.66          $  15.47       $ 14.72       $ 12.02
Income From Investment Operations:

Net investment income                                  0.23              0.25              0.26          0.30          0.33
Net realized and unrealized gain on
 investments and futures contracts                     5.37              3.82              4.45          2.79          2.69
   TOTAL FROM INVESTMENT OPERATIONS                    5.60              4.07              4.71          3.09          3.02
Less Distributions:

Distributions from net investment income              (0.21)            (0.25)            (0.28)        (0.31)        (0.30)
Distributions from net realized gain on
 investments and futures contracts                    (0.22)            (0.62)            (0.24)        (2.03)        (0.02)
   TOTAL DISTRIBUTIONS                                (0.43)            (0.87)            (0.52)        (2.34)        (0.32)
Net Asset Value, End of Period                     $  28.03          $  22.86          $  19.66       $ 15.47       $ 14.72
Total Return/1/                                       24.76%            21.21%            31.07%        23.39%        25.52%

Ratios to Average Net Assets:

Expenses/2/                                            0.90%             0.88%             0.92%         0.92%         0.94%
Net investment income/2/                               0.60%             0.82%             1.06%         1.66%         2.22%
Expenses (after waivers)                               0.62%             0.61%             0.62%         0.61%         0.61%
Net investment income (after waivers)                  0.88%             1.09%             1.36%         1.97%         2.55%
Supplemental Data:

Net assets, end of period (000 omitted)          $  726,976        $  477,760        $  245,986       $58,741       $35,195
Portfolio turnover                                        3%                3%               16%            3%           57%



/1/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/2/ During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements



Portfolio of Investments

OCTOBER 31, 1999


Shares                                                                                         Value

                     COMMON STOCKS93.7%/1/
                     Basic Materials2.8%

      54,000         Air Products & Chemicals, Inc.                                      $     1,485,000
      53,600         Alcan Aluminum, Ltd.                                                      1,765,450
      86,400         Alcoa, Inc.                                                               5,248,800
      46,192         Allegheny Teledyne, Inc.                                                    701,541
     146,351         Archer-Daniels-Midland Co.                                                1,801,947
      91,800         Barrick Gold Corp.                                                        1,681,088
      12,300         Bemis Co., Inc.                                                             429,731
      30,600      /2/Bethlehem Steel Corp.                                                       212,288
      13,300         Boise Cascade Corp.                                                         473,812
      22,500         Champion International Corp.                                              1,300,780
      52,100         Dow Chemical Co.                                                          6,160,825
     245,381         Du Pont (E.I.) de Nemours & Co.                                          15,811,764
      18,625         Eastman Chemical Co.                                                        718,226
      30,480         Ecolab, Inc.                                                              1,030,605
      33,762         Engelhard Corp.                                                             595,055
       7,800      /2/FMC Corp.                                                                   317,362
      39,000         Freeport-McMoRan Copper & Gold, Inc., Class B                               650,812
      41,400         Georgia-Pacific Corp.                                                     1,643,062
      25,800         Goodrich (B.F.) Co.                                                         611,137
      17,300      /2/Grace (W.R.) & Co.                                                          258,419
      13,900         Great Lakes Chemical Corp.                                                  493,450
      23,700         Hercules, Inc.                                                              570,281
      61,200         Homestake Mining Co.                                                        512,550
      25,000         International Flavors & Fragrances, Inc.                                    956,250
      96,545         International Paper Co.                                                   5,080,681
      25,600         Louisiana-Pacific Corp.                                                     324,800
      24,000         Mead Corp.                                                                  864,000
     147,500         Monsanto Co.                                                              5,678,750
      39,357         Newmont Mining Corp.                                                        863,394
      20,600         Nucor Corp.                                                               1,068,625
      41,400         PPG Industries, Inc.                                                      2,509,875
      21,108         Phelps Dodge Corp.                                                        1,189,935
      76,600         Placer Dome, Inc.                                                           928,775
       6,800         Potlatch Corp.                                                              286,875
      37,100         Praxair, Inc.                                                             1,734,425
      15,500         Reynolds Metals Co.                                                         936,781
      49,973         Rohm & Haas Co.                                                           1,911,467
      23,700         Sigma-Aldrich Corp.                                                         675,450
      13,100         Temple-Inland, Inc.                                                         761,437
      20,820         USX-U.S. Steel Group, Inc.                                                  532,211
      31,300         Union Carbide Corp.                                                       1,909,300
      23,800         Vulcan Materials Co.                                                        983,237
      23,650         Westvaco Corp.                                                              702,109
      46,900         Weyerhaeuser Co.                                                          2,799,344
      26,100         Willamette Industries, Inc.                                               1,084,781
      21,750         Worthington Industries, Inc.                                                361,594
                     TOTAL                                                                    78,618,081
                     Capital Goods7.9%

      44,000      /2/Allied Waste Industries, Inc.                                               462,000
     131,200         Allied-Signal, Inc.                                                       7,470,200
      27,400         Avery Dennison Corp.                                                      1,712,500
       7,300         Ball Corp.                                                                  294,281
     225,808         Boeing Co.                                                               10,401,281
       5,500         Briggs & Stratton Corp.                                                     321,406
      17,400         Case Corp.                                                                  922,200
      84,500         Caterpillar, Inc.                                                         4,668,625
      22,200         Cooper Industries, Inc.                                                     955,987
      57,400         Corning, Inc.                                                             4,513,075
      16,175         Crane Co.                                                                   330,576
      28,800         Crown Cork & Seal Co., Inc.                                                 689,400
       9,900         Cummins Engine Co., Inc.                                                    501,806
      56,200         Deere & Co.                                                               2,037,250
      49,000         Dover Corp.                                                               2,085,562
      16,800         Eaton Corp.                                                               1,264,200
     103,000         Emerson Electric Co.                                                      6,186,437
      17,800         Fluor Corp.                                                                 709,775
       9,600         Foster Wheeler Corp.                                                        108,000
      46,840         General Dynamics Corp.                                                    2,596,692
     771,200         General Electric Co.                                                    104,545,800
      29,700         Honeywell, Inc.                                                           3,131,494
      58,900         Illinois Tool Works, Inc.                                                 4,314,425
      42,600         Inco Ltd.                                                                   862,650
      38,700         Ingersoll-Rand Co.                                                        2,022,075
      20,000         Johnson Controls, Inc.                                                    1,215,000
      92,376         Lockheed Martin Corp.                                                     1,847,520
      13,900         McDermott International, Inc.                                               251,937
       9,100         Milacron, Inc.                                                              149,581
      10,400         Millipore Corp.                                                             331,500
      94,600         Minnesota Mining & Manufacturing Co.                                      8,992,912
       1,948         NACCO Industries, Inc., Class A                                              90,338
       9,700         National Service Industries, Inc.                                           312,825
      15,570      /2/Navistar International Corp.                                                649,074
      16,200         Northrop Grumman, Corp.                                                     888,975
      36,600      /2/Owens-Illinois, Inc.                                                        876,112
      18,380         PACCAR, Inc.                                                                866,157
      29,333         Pall Corp.                                                                  643,493
      25,500         Parker-Hannifin Corp.                                                     1,168,219
      64,200         Pitney Bowes, Inc.                                                        2,925,112
      44,700         Rockwell International Corp.                                              2,165,156
      19,600      /2/Sealed Air Corp.                                                          1,085,350
      63,200      /2/Solectron Corp.                                                           4,755,800
      40,100         Tenneco, Inc.                                                               641,600
      35,500         Textron, Inc.                                                             2,740,156
      37,400      /2/Thermo Electron Corp.                                                       504,900
      13,400         Thomas & Betts Corp.                                                        601,325
      14,600         Timken Co.                                                                  261,887
     393,468         Tyco International Ltd.                                                  15,714,128
     113,500         United Technologies Corp.                                                 6,866,750
     143,328         Waste Management, Inc.                                                    2,633,652
                     TOTAL                                                                   222,287,156
                     Communication Services8.3%

     748,772         AT&T Corp.                                                               35,005,091
      71,800         Alltel Corp.                                                              5,977,350
     365,484         Bell Atlantic Corp.                                                      23,733,617
     445,700         BellSouth Corp.                                                          20,056,500
      32,500         CenturyTel, Inc.                                                          1,314,219
     230,600         GTE Corp.                                                                17,295,000
     180,820      /2/Global Crossing Ltd.                                                      6,260,892
     440,397      /2/MCI Worldcom, Inc.                                                       37,791,567
     142,900      /2/MediaOne Group, Inc.                                                     10,154,831
      78,000      /2/NEXTEL Communications, Inc., Class A                                      6,722,625
     802,626         SBC Communications, Inc.                                                 40,883,762
     203,600         Sprint Corp.                                                             15,130,025
     103,550      /2/Sprint PCS Group                                                          8,588,178
     118,455         U.S. West, Inc.                                                           7,233,158
                     TOTAL                                                                   236,146,815
                     Consumer Cyclicals8.3%

      16,500         American Greetings Corp., Class A                                           426,937
       9,400         Armstrong World Industries, Inc.                                            351,325
      35,300      /2/AutoZone, Inc.                                                              937,656
      32,800      /2/Bed Bath & Beyond, Inc.                                                   1,092,650
      48,400      /2/Best Buy Co., Inc.                                                        2,689,225
      20,700         Black & Decker Corp.                                                        890,100
      23,000         Block (H&R), Inc.                                                           978,937
      21,600         Brunswick Corp.                                                             488,700
     170,107      /2/Cendant Corp.                                                             2,806,765
      14,000         Centex Corp.                                                                375,375
      47,400         Circuit City Stores, Inc.                                                 2,023,387
      25,800      /2/Consolidated Stores Corp.                                                   472,462
      17,800         Cooper Tire & Rubber Co.                                                    299,262
      51,350      /2/Costco Wholesale Corp.                                                    4,124,047
      39,045         Dana Corp.                                                                1,154,268
      31,500         Danaher Corp.                                                             1,521,844
     103,800         Dayton-Hudson Corp.                                                       6,708,075
     132,705         Delphi Auto Systems Corp.                                                 2,181,338
      25,200         Dillards, Inc., Class A                                                     475,650
      52,062         Dollar General Corp.                                                      1,373,135
      22,100         Dow Jones & Co.                                                           1,359,150
      38,900         Dun & Bradstreet Corp.                                                    1,142,687
      49,400      /2/Federated Department Stores, Inc.                                         2,108,762
       8,200         Fleetwood Enterprises, Inc.                                                 178,862
     284,900         Ford Motor Co.                                                           15,633,887
      66,300         Gannett Co., Inc.                                                         5,113,387
     201,375         Gap (The), Inc.                                                           7,476,047
     151,400         General Motors Corp.                                                     10,635,850
      42,350         Genuine Parts Co.                                                         1,103,747
      36,700         Goodyear Tire & Rubber Co.                                                1,516,169
      16,700         Harcourt General, Inc.                                                      642,950
      29,750      /2/Harrah's Entertainment, Inc.                                                860,891
      46,200         Hasbro, Inc.                                                                952,875
      61,400         Hilton Hotels Corp.                                                         567,950
     348,600         Home Depot, Inc.                                                         26,319,300
      75,000         IMS Health, Inc.                                                          2,175,000
      20,700         ITT Industries, Inc.                                                        707,681
      65,500         Interpublic Group Cos., Inc.                                              2,660,937
       8,352         Jostens, Inc.                                                               176,436
     116,100      /2/KMart Corp.                                                               1,168,256
      11,300         Kaufman & Broad Homes Corp.                                                 226,706
      18,500         Knight-Ridder, Inc.                                                       1,174,750
      38,300      /2/Kohl's Corp.                                                              2,865,319
      77,700         Laidlaw, Inc.                                                               475,912
      46,300         Leggett and Platt, Inc.                                                   1,027,281
      51,790         Limited, Inc.                                                             2,129,864
      15,200         Liz Claiborne, Inc.                                                         608,000
      87,400         Lowe's Cos., Inc.                                                         4,807,000
      58,700         Marriott International, Inc., Class A                                     1,977,456
     104,100         Masco Corp.                                                               3,175,050
      98,125         Mattel, Inc.                                                              1,312,422
      78,600         May Department Stores Co.                                                 2,726,437
      21,200         Maytag Corp.                                                                849,325
      46,300         McGraw-Hill Cos., Inc.                                                    2,760,636
      12,300         Meredith Corp.                                                              438,956
      46,300      /2/Mirage Resorts, Inc.                                                        674,244
       5,032      /2/Neiman-Marcus Group, Inc., Class B                                          107,867
      42,900         New York Times Co., Class A                                               1,726,725
      66,500         Nike, Inc., Class B                                                       3,753,094
      33,500         Nordstrom, Inc.                                                             835,406
      88,200      /2/Office Depot, Inc.                                                        1,096,987
      42,100         Omnicom Group, Inc.                                                       3,704,800
      12,800         Owens Corning                                                               262,400
      62,000         Penney (J.C.) Co., Inc.                                                   1,573,250
      12,356         Pep Boys-Manny Moe & Jack                                                   154,450
      10,200         Pulte Corp.                                                                 205,275
      13,300      /2/Reebok International Ltd.                                                   130,506
       8,500         Russell Corp.                                                               129,094
      90,200         Sears, Roebuck & Co.                                                      2,542,512
      64,400         Service Corp. International                                                 615,825
      40,500         Sherwin-Williams Co.                                                        906,187
      15,400         Snap-On Tools Corp.                                                         467,775
       4,300         Springs Industries, Inc., Class A                                           171,194
      20,900         Stanley Works                                                               579,975
     108,500      /2/Staples, Inc.                                                             2,407,344
      76,100         TJX Cos., Inc.                                                            2,064,212
      28,200         TRW, Inc.                                                                 1,209,075
      46,660         Tandy Corp.                                                               2,936,664
      16,900         Times Mirror Co., Class A                                                 1,218,912
      59,300      /2/Toys `R' Us, Inc.                                                           837,612
      56,000         Tribune Co.                                                               3,360,000
      28,200         V.F. Corp.                                                                  847,761
   1,047,000         Wal-Mart Stores, Inc.                                                    59,351,812
      17,900         Whirlpool Corp.                                                           1,247,406
                     TOTAL                                                                   235,545,440
                     Consumer Staples10.3%

      13,400         Alberto-Culver Co., Class B                                                 315,737
      98,561         Albertsons, Inc.                                                          3,578,996
     109,900         Anheuser-Busch Cos., Inc.                                                 7,892,194
      61,800         Avon Products, Inc.                                                       1,993,050
      67,300         BestFoods                                                                 3,953,875
      16,100         Brown-Forman Corp., Class B                                               1,086,750
      91,800         CVS Corp.                                                                 3,987,562
     104,700         Campbell Soup Co.                                                         4,711,500
      64,050         Cardinal Health, Inc.                                                     2,762,156
      78,100      /2/Clear Channel Communications, Inc.                                        6,277,287
      55,200         Clorox Co.                                                                2,259,750
      99,900         Coca Cola Enterprises, Inc.                                               2,553,694
     580,400         Coca-Cola Co.                                                            34,243,600
     137,800         Colgate-Palmolive Co.                                                     8,336,900
     115,200         ConAgra, Inc.                                                             3,002,400
       8,600         Coors Adolph Co., Class B                                                   477,300
      32,400         Darden Restaurants, Inc.                                                    617,625
      18,900         Deluxe Corp.                                                                533,925
     484,000         Disney (Walt) Co.                                                        12,765,500
      31,600         Donnelley (R.R.) & Sons Co.                                                 766,300
      51,900         Fort James Corp.                                                          1,365,619
      40,300         Fortune Brands, Inc.                                                      1,428,131
      36,100         General Mills, Inc.                                                       3,147,469
     255,100         Gillette Co.                                                              9,231,431
       9,000         Great Atlantic & Pacific Tea Co., Inc.                                      257,062
      85,200         Heinz (H.J.) Co.                                                          4,068,300
      33,700         Hershey Foods Corp.                                                       1,701,850
      95,400         Kellogg Co.                                                               3,798,112
     125,248         Kimberly-Clark Corp.                                                      7,906,280
      16,800      /2/King World Productions, Inc.                                                651,000
     193,600      /2/Kroger Co., Inc.                                                          4,029,300
       9,200         Longs Drug Stores Corp.                                                     250,700
     318,600         McDonald's Corp.                                                         13,142,250
      65,226         McKesson HBOC, Inc.                                                       1,308,597
      76,500         Nabisco Group Holdings Corp.                                                980,156
      66,144         Newell Rubbermaid, Inc.                                                   2,290,236
     347,500         PepsiCo, Inc.                                                            12,053,906
     561,900         Philip Morris Cos., Inc.                                                 14,152,856
     312,600         Procter & Gamble Co.                                                     32,783,925
      32,100         Quaker Oats Co.                                                           2,247,000
      77,300         Ralston Purina Co.                                                        2,430,119
      60,900         Rite Aid Corp.                                                              532,875
     120,000      /2/Safeway, Inc.                                                             4,237,500
     214,700         Sara Lee Corp.                                                            5,810,319
     100,700         Seagram Co. Ltd.                                                          4,972,062
      28,300         Supervalu, Inc.                                                             594,300
      78,400         Sysco Corp.                                                               3,013,500
     304,080         Time Warner, Inc.                                                        21,190,575
      35,930      /2/Tricon Global Restaurants, Inc.                                           1,443,937
      13,600         Tupperware Corp.                                                            269,450
      43,800         UST, Inc.                                                                 1,212,712
     134,572         Unilever N.V., ADR                                                        8,974,295
     163,836      /2/Viacom, Inc., Class B                                                     7,331,661
     235,100         Walgreen Co.                                                              5,921,581
      29,300         Wendy's International, Inc.                                                 699,538
      35,000         Winn-Dixie Stores, Inc.                                                     947,188
      27,300         Wrigley (Wm.), Jr. Co.                                                    2,182,294
                     TOTAL                                                                   290,674,187
                     Energy5.6%

      44,800      /2/AES Corp.                                                                 2,528,400
      21,300         Amerada-Hess Corp.                                                        1,222,088
      28,300         Anadarko Petroleum Corp.                                                    871,994
      26,100         Apache Corp.                                                              1,017,900
      17,500         Ashland, Inc.                                                               577,500
      76,800         Atlantic Richfield Co.                                                    7,156,800
      76,990         Baker Hughes, Inc.                                                        2,150,908
      41,765         Burlington Resources, Inc.                                                1,456,554
      27,600         CMS Energy Corp.                                                          1,017,750
     154,200         Chevron Corp.                                                            14,080,388
     147,779         Conoco, Inc., Class B                                                     4,008,505
     570,800         Exxon Corp.                                                              42,274,875
     103,500         Halliburton Co.                                                           3,900,656
      11,600         Helmerich & Payne, Inc.                                                     276,225
      20,376         Kerr-McGee Corp.                                                          1,095,210
     183,600         Mobil Corp.                                                              17,717,400
      81,400         Occidental Petroleum Corp.                                                1,856,938
      59,900         Phillips Petroleum Co.                                                    2,785,350
      19,700      /2/Rowan Companies, Inc.                                                       306,581
     504,900         Royal Dutch Petroleum Co., ADR                                           30,262,444
     128,500         Schlumberger Ltd.                                                         7,782,281
      22,037         Sunoco, Inc.                                                                531,643
     129,900         Texaco, Inc.                                                              7,972,613
      35,800         Tosco Corp.                                                                 906,188
      72,400         USX Marathon Group                                                        2,108,650
      59,094         Union Pacific Resources Group, Inc.                                         856,863
      56,800         Unocal Corp.                                                              1,959,600
                     TOTAL                                                                   158,682,304
                     Financials14.5%

      60,075         AON Corp.                                                                 2,132,663
      33,655         Aetna, Inc.                                                               1,691,164
      62,900         Aflac, Inc.                                                               3,215,763
     187,710         Allstate Corp.                                                            5,396,663
     105,600         American Express Co.                                                     16,262,400
      59,330         American General Corp.                                                    4,401,544
     364,416         American International Group, Inc.                                       37,512,072
      92,600         Amsouth Bancorporation                                                    2,384,450
     171,432         Associates First Capital Corp., Class A                                   6,257,268
      73,200         BB&T Corp.                                                                2,662,650
     277,886         Bank One Corporation                                                     10,438,082
     406,092         Bank of America Corp.                                                    26,142,173
     172,900         Bank of New York Co., Inc.                                                7,240,188
      26,625         Bear Stearns Cos., Inc.                                                   1,134,891
      46,800         CIGNA Corp.                                                               3,498,300
      46,200         Capital One Financial Corp.                                               2,448,600
     195,740         Chase Manhattan Corp.                                                    17,102,783
      41,700         Chubb Corp.                                                               2,288,288
      39,300         Cincinnati Financial Corp.                                                1,407,431
     793,975         Citigroup, Inc.                                                          42,973,897
      36,650         Comerica, Inc.                                                            2,178,384
      75,461         Conseco, Inc.                                                             1,834,646
      26,500         Countrywide Credit Industries, Inc.                                         899,344
     163,600         Federal Home Loan Mortgage Corp.                                          8,844,625
     241,200         Federal National Mortgage Association                                    17,064,900
      62,600         Fifth Third Bancorp                                                       4,620,663
     227,698         First Union Corp.                                                         9,719,858
     232,967         Firstar Corp.                                                             6,843,406
     216,491         Fleet Boston Corp.                                                        9,444,425
      59,500         Franklin Resources, Inc.                                                  2,082,500
      13,400         Golden West Financial Corp.                                               1,497,450
      55,000         Hartford Financial Services Group, Inc.                                   2,849,688
     113,659         Household International, Inc.                                             5,072,033
      54,560         Huntington Bancshares, Inc.                                               1,616,340
      41,700         J.P. Morgan & Co., Inc.                                                   5,457,488
      24,937         Jefferson-Pilot Corp.                                                     1,871,834
     107,200         KeyCorp                                                                   2,994,900
      27,900         Lehman Brothers Holdings, Inc.                                            2,055,881
      47,600         Lincoln National Corp.                                                    2,195,550
      26,800         Loews Corp.                                                               1,899,450
      23,400         MBIA Insurance Corp.                                                      1,335,263
     188,727         MBNA Corp.                                                                5,213,583
      25,800         MGIC Investment Corp.                                                     1,541,550
      61,900         Marsh & McLennan Cos., Inc.                                               4,893,969
     123,000         Mellon Financial Corp.                                                    4,543,313
      86,600         Merrill Lynch & Co., Inc.                                                 6,798,100
     134,257         Morgan Stanley, Dean Witter & Co.                                        14,810,225
     148,000         National City Corp.                                                       4,366,000
      70,800         PNC Bank Corp.                                                            4,221,450
      33,600         PaineWebber Group, Inc.                                                   1,369,200
      17,100         Progressive Corp., Ohio                                                   1,582,819
      33,300         Providian Financial Corp.                                                 3,629,700
      52,100         Regions Financial Corp.                                                   1,566,256
      25,300         Republic New York Corp.                                                   1,598,644
      32,100         SAFECO Corp.                                                                882,750
      39,000         SLM Holding Corp.                                                         1,908,563
     192,150         Schwab (Charles) Corp.                                                    7,481,841
      38,900         SouthTrust Corp.                                                          1,556,000
      55,452         St. Paul Cos., Inc.                                                       1,774,464
      37,800         State Street Corp.                                                        2,877,525
      40,900         Summit Bancorp                                                            1,416,163
      75,500         SunTrust Banks, Inc.                                                      5,525,656
      62,950         Synovus Financial Corp.                                                   1,349,491
      28,500         T. Rowe Price Associates                                                  1,011,750
      33,000         Torchmark Corp.                                                           1,029,188
     171,565         U.S. Bancorp, Inc.                                                        6,358,628
      55,814         UNUMProvident Corp.                                                       1,838,374
      33,600         Union Planters Corp.                                                      1,495,200
      47,700         Wachovia Corp.                                                            4,114,125
     139,676         Washington Mutual, Inc.                                                   5,019,606
     388,860         Wells Fargo Co.                                                          18,616,673
                     TOTAL                                                                   409,360,704
                     Health Care10.0%

     357,300         Abbott Laboratories                                                      14,425,988
      15,500         Allergan, Inc.                                                            1,664,313
      23,500      /2/Alza Corp.                                                                1,006,094
     307,200         American Home Products Corp.                                             16,051,200
     119,800      /2/Amgen, Inc.                                                               9,554,050
      12,600         Bard (C.R.), Inc.                                                           679,613
      13,200         Bausch & Lomb, Inc.                                                         712,800
      68,600         Baxter International, Inc.                                                4,450,425
      58,600         Becton, Dickinson & Co.                                                   1,486,975
      26,400         Biomet, Inc.                                                                795,300
      97,200      /2/Boston Scientific Corp.                                                   1,956,150
     467,900         Bristol-Myers Squibb Co.                                                 35,940,569
     133,707         Columbia/HCA Healthcare Corp.                                             3,225,681
      70,900         Guidant Corp.                                                             3,500,688
      99,600      /2/HEALTHSOUTH, Corp.                                                          572,700
      39,400      /2/Humana, Inc.                                                                270,875
     316,600         Johnson & Johnson                                                        33,163,850
     256,900         Lilly (Eli) & Co.                                                        17,693,988
      16,800         Mallinckrodt, Inc.                                                          570,150
      26,050      /2/Manor Care, Inc.                                                            410,288
     275,000         Medtronic, Inc.                                                           9,521,875
     551,400         Merck & Co., Inc.                                                        43,870,763
     911,000         Pfizer, Inc.                                                             35,984,500
     119,655         Pharmacia & Upjohn, Inc.                                                  6,453,892
     346,000         Schering Plough Corp.                                                    17,127,000
      19,841      /2/St. Jude Medical, Inc.                                                      543,147
      73,000      /2/Tenet Healthcare Corp.                                                    1,418,938
      40,700         United Healthcare Corp.                                                   2,103,681
     200,200         Warner-Lambert Co.                                                       15,978,463
      22,400      /2/Watson Pharmaceuticals, Inc.                                                711,200
      15,900      /2/Wellpoint Health Networks, Inc.                                             922,200
                     TOTAL                                                                   282,767,356
                     Technology22.0%

      84,500      /2/3Com Corp.                                                                2,450,500
      31,600      /2/ADC Telecommunications, Inc.                                              1,506,925
      24,300      /2/Adaptec, Inc.                                                             1,093,500
      29,600         Adobe System, Inc.                                                        2,070,150
      34,100      /2/Advanced Micro Devices, Inc.                                                675,606
     260,500      /2/America Online, Inc.                                                     33,783,594
      40,900      /2/Analog Devices, Inc.                                                      2,172,813
      19,462      /2/Andrew Corp.                                                                250,573
      37,400      /2/Apple Computer, Inc.                                                      2,996,675
      87,800      /2/Applied Materials, Inc.                                                   7,885,538
      14,000         Autodesk, Inc.                                                              262,500
     145,000         Automatic Data Processing, Inc.                                           6,987,188
      55,500      /2/BMC Software, Inc.                                                        3,562,406
      40,500      /2/Cabletron Systems, Inc.                                                     670,781
      33,700      /2/Ceridian Corp.                                                              739,294
     764,300      /2/Cisco Systems, Inc.                                                      56,558,200
     399,961         Compaq Computer Corp.                                                     7,599,259
     126,862         Computer Associates International, Inc.                                   7,167,703
      37,400      /2/Computer Sciences Corp.                                                   2,568,913
      86,500      /2/Compuware Corp.                                                           2,405,781
      16,400      /2/Comverse Technology, Inc.                                                 1,861,400
     599,100      /2/Dell Computer Corp.                                                      24,038,888
     241,887      /2/EMC Corp. Mass                                                           17,657,751
      74,400         Eastman Kodak Co.                                                         5,128,950
     116,000         Electronic Data Systems Corp.                                             6,786,000
      34,700         Equifax, Inc.                                                               936,900
     100,900         First Data Corp.                                                          4,609,869
      73,600      /2/Gateway 2000, Inc.                                                        4,862,200
      40,600      /2/General Instrument Corp.                                                  2,184,788
      22,400         Grainger (W.W.), Inc.                                                       949,200
      18,600         Harris Corp.                                                                417,338
     239,000         Hewlett-Packard Co.                                                      17,700,938
      34,800         Ikon Office Solutions, Inc.                                                 239,250
     777,700         Intel Corp.                                                              60,223,144
     425,300         International Business Machines Corp.                                    41,838,888
      20,700      /2/KLA-Tencor Corp.                                                          1,639,181
      33,300      /2/LSI Logic Corp.                                                           1,771,144
      30,200      /2/Lexmark Intl. Group, Class A                                              2,357,488
     720,328         Lucent Technologies, Inc.                                                46,281,074
      58,300         Micron Technology, Inc.                                                   4,157,519
   1,200,900      /2/Microsoft Corp.                                                         111,158,306
     141,900         Motorola, Inc.                                                           13,826,381
      39,300      /2/National Semiconductor Corp.                                              1,176,544
      17,000      /2/Network Appliance, Inc.                                                   1,258,000
     312,520         Nortel Networks Corp.                                                    19,356,708
      79,500      /2/Novell, Inc.                                                              1,594,969
     338,962      /2/Oracle Corp.                                                             16,121,880
      23,400         PE Corp.-PE Biosystems Group                                              1,518,075
      63,000      /2/Parametric Technology Corp.                                               1,200,938
      57,750         Paychex, Inc.                                                             2,273,906
      54,900      /2/Peoplesoft, Inc.                                                            823,500
      10,500         Perkin-Elmer, Inc.                                                          428,531
      10,300         Polaroid Corp.                                                              229,819
      37,700      /2/Qualcomm, Inc.                                                            8,397,675
      79,300         Raytheon Co., Class B                                                     2,309,613
      17,800         Scientific-Atlanta, Inc.                                                  1,019,050
      52,400      /2/Seagate Technology, Inc.                                                  1,542,525
       6,300         Shared Medical Systems Corp.                                                237,825
      44,200      /2/Silicon Graphics, Inc.                                                      342,550
     181,400      /2/Sun Microsystems, Inc.                                                   19,194,388
      11,000         Tektronix, Inc.                                                             371,250
      91,400      /2/Tellabs, Inc.                                                             5,781,050
     184,400         Texas Instruments, Inc.                                                  16,549,900
      71,900      /2/Unisys Corp.                                                              1,743,575
     155,600         Xerox Corp.                                                               4,356,800
                     TOTAL                                                                   621,863,567
                     Transportation1.0%

      36,100      /2/AMR Corp.                                                                 2,292,350
     110,433         Burlington Northern Santa Fe                                              3,520,052
      51,100         CSX Corp.                                                                 2,095,100
     144,330         Carnival Corp., Class A                                                   6,422,685
      33,400         Delta Air Lines, Inc.                                                     1,818,213
      69,680      /2/FDX Corp.                                                                 3,000,595
      25,800         Kansas City Southern Industries, Inc.                                     1,223,888
      89,300         Norfolk Southern Corp.                                                    2,182,269
      16,900         Ryder Systems, Inc.                                                         361,238
     118,725         Southwest Airlines Co.                                                    1,996,064
      17,400      /2/US Airways Group, Inc.                                                      487,200
      58,200         Union Pacific Corp.                                                       3,244,650
                     TOTAL                                                                    28,644,304
                     Utilities3.0%

      32,300         Ameren Corp.                                                              1,221,344
      45,100         American Electric Power Co., Inc.                                         1,555,950
     167,500         CBS Corp.                                                                 8,176,094
      35,600         Carolina Power & Light Co.                                                1,228,200
      50,100         Central & SouthWest Corp.                                                 1,111,594
      37,340         Cinergy Corp.                                                             1,054,855
      50,100         Coastal Corp.                                                             2,110,463
      19,650         Columbia Energy Group                                                     1,277,250
     174,100         Comcast Corp., Class A                                                    7,333,962
      54,900         Consolidated Edison Co.                                                   2,096,494
      22,600         Consolidated Natural Gas Co.                                              1,446,400
      35,150         Constellation Energy Group                                                1,078,666
      34,200         DTE Energy Co.                                                            1,135,013
      45,950         Dominion Resources, Inc.                                                  2,211,344
      85,272         Duke Energy Corp.                                                         4,817,868
       5,300         Eastern Enterprises                                                         270,963
      83,000         Edison International                                                      2,458,875
      53,100         El Paso Energy Corp.                                                      2,177,100
     165,400         Enron Corp.                                                               6,605,663
      58,100         Entergy Corp.                                                             1,739,369
      42,600         FPL Group, Inc.                                                           2,143,313
      55,800         FirstEnergy Corp.                                                         1,454,288
      24,000         Florida Progress Corp.                                                    1,099,500
      30,100         GPU, Inc.                                                                 1,021,519
      11,200         NICOR, Inc.                                                                 434,000
      26,900         New Century Energies, Inc.                                                  875,931
      44,100         Niagara Mohawk Holdings, Inc.                                               700,088
      35,900         Northern States Power Co.                                                   771,850
       7,400         ONEOK, Inc.                                                                 215,988
      90,100         PG & E Corp.                                                              2,066,669
      35,591         PP & L Resources, Inc.                                                      963,181
      70,000         Pacificorp                                                                1,443,750
      45,100         Peco Energy Co.                                                           1,722,256
       8,400         Peoples Energy Corp.                                                        319,200
      19,900         Pinnacle West Capital Corp.                                                 733,813
      52,500         Public Service Enterprises Group, Inc.                                    2,077,031
      69,751         Reliant Energy, Inc.                                                      1,900,713
      56,518         Sempra Energy                                                             1,155,087
     164,200         Southern Co.                                                              4,361,563
      66,425         Texas Utilities Co.                                                       2,573,969
      51,100         Unicom Corp.                                                              1,957,769
     100,700         Williams Cos., Inc. (The)                                                 3,776,250
                     TOTAL                                                                    84,875,195
                     TOTAL COMMON STOCKS (IDENTIFIED COST $1,487,992,058)                  2,649,465,109





Principal

Amount                                                                                             Value

                     SHORT-TERM U.S. GOVERNMENT OBLIGATION0.3%/3/

$ 10,000,000         United States Treasury Bill, 1/6/2000 (IDENTIFIED COST $9,915,667)            $      9,916,000
                     REPURCHASE AGREEMENT5.5%/4/

 154,380,000         ABN AMRO, Inc., 5.34%, dated 10/29/1999, due 11/1/1999 (AT AMORTIZED COST)         154,380,000
                            TOTAL INVESTMENTS (IDENTIFIED COST $1,652,287,725)/5/                  $  2,813,761,109



/1/ The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $166,864,250 at October 31, 1999, which represents 5.9% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.6%.

/2/  Non-income producing security.

/3/ Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long future contracts.

/4/ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

/5/ The cost of investments for federal tax purposes amounts to $1,652,287,725. The net unrealized appreciation of investments on a federal tax basis amounts to $1,161,473,384 which is comprised of $1,229,296,328 appreciation and $67,822,944 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($2,826,817,480) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities

OCTOBER 31, 1999


Assets:
Total investments in securities, at value (identified and tax cost $1,652,287,725)                           $   2,813,761,109
Cash                                                                                                                   528,630
Income receivable                                                                                                    2,658,943
Receivable for shares sold                                                                                          11,019,548
Receivable for daily variation margin                                                                                3,032,262
 TOTAL ASSETS                                                                                                    2,831,000,492
Liabilities:
Payable for shares redeemed                                                                    $  3,502,903
  Payable for taxes withheld                                                                         53,383
Accrued expenses                                                                                    626,726

 TOTAL LIABILITIES                                                                                                   4,183,012
Net assets for 100,687,896 shares outstanding                                                                $   2,826,817,480
Net Assets Consist of:

Paid in capital                                                                                              $   1,638,802,010
Net unrealized appreciation of investments and futures contracts                                                 1,164,012,124
Accumulated net realized gain on investments and futures contracts                                                  20,647,333
Accumulated undistributed net investment income                                                                      3,356,013
 TOTAL NET ASSETS                                                                                            $   2,826,817,480
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:

Net Asset Value and Offering Price Per Share

($2,003,589,699 / 71,314,846 shares outstanding)                                                             $           28.09
Redemption Proceeds Per Share                                                                                $           28.09
Institutional Service Shares:
Net Asset Value and Offering Price Per Share

($726,976,397 / 25,931,064 shares outstanding)                                                               $           28.03
Redemption Proceeds Per Share                                                                                $           28.03
Class C Shares:

Net Asset Value and Offering Price Per Share

($96,251,384 / 3,441,986 shares outstanding)                                                                 $           27.96
Redemption Proceeds Per Share (99/100 of $27.96)/1/                                                          $           27.68

/1/  See "What Do Shares Cost?"

See Notes which are an integral part of the Financial Statements



Statement of Operations

YEAR ENDED OCTOBER 31, 1999



Investment Income:
Dividends (net of foreign taxes withheld of $213,782)                                                               $  31,831,796
Interest                                                                                                                5,844,814
 TOTAL INCOME                                                                                                          37,676,610
Expenses:
Investment advisory fee                                                                         $  7,509,707
Custodian fees                                                                                       133,244
Transfer and dividend disbursing agent fees and expenses                                             506,382
Directors'/Trustees' fees                                                                             14,836
Auditing fees                                                                                         15,356
Legal fees                                                                                            10,302
Portfolio accounting fees                                                                            176,572
Distribution services fee--Institutional Service Shares                                            1,946,654
Distribution services fee--Class C Shares                                                            388,614
Shareholder services fee--Institutional Shares                                                     4,504,786
Shareholder services fee--Institutional Service Shares                                             1,622,211
Shareholder services fee--Class C Shares                                                             129,538
Share registration costs                                                                             370,457
Printing and postage                                                                                  66,166
Insurance premiums                                                                                     6,068
Miscellaneous                                                                                         19,345
 TOTAL EXPENSES                                                                                   17,420,238
Waivers:
Waiver of investment advisory fee                                           $   (759,554)
Waiver of distribution services fee--Institutional Service Shares             (1,427,546)
Waiver of shareholder services fee--Institutional Shares                      (4,504,786)
Waiver of shareholder services fee--Institutional Service Shares                (194,666)
 TOTAL WAIVERS                                                                                    (6,886,552)
Net expenses                                                                                                           10,533,686
Net investment income                                                                                                  27,142,924
Realized and Unrealized Gain on Investments and Futures Contracts:

Net realized gain on investments and futures contracts                                                                 27,327,240
Net change in unrealized appreciation of investments and

 futures contracts                                                                                                    454,485,986
Net realized and unrealized gain on investments and futures contracts                                                 481,813,226
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $ 508,956,150



See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets



Year Ended October 31                                                                       1999                     1998

Increase (Decrease) in Net Assets
Operations:

Net investment income                                                                $     27,142,924         $    23,545,370
Net realized gain on investments and futures contracts ($26,799,393 and
 $18,621,157, respectively, as computed for federal tax purposes)                          27,327,240              15,258,606
Net change in unrealized appreciation of investments and futures contracts                454,485,986             284,412,168
   CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                         508,956,150             323,216,144
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares                                                                      (19,497,540)            (19,446,188)
Institutional Service Shares                                                               (5,207,706)             (4,226,227)
Class C Shares                                                                               (111,070)                (43,855)
Distributions from net realized gain on investments and futures contracts

Institutional Shares                                                                      (13,803,989)            (36,852,857)
Institutional Service Shares                                                               (4,665,973)             (8,247,035)
Class C Shares                                                                               (161,153)                   (554)
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                      (43,447,431)            (68,816,716)
Share Transactions:
Proceeds from sale of shares                                                            1,456,300,443           1,232,374,399
Net asset value of shares issued to shareholders in payment of distributions

 declared                                                                                  28,068,153              40,899,081
Cost of shares redeemed                                                                (1,061,778,792)           (977,021,217)
   CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                 422,589,804             296,252,263
Change in net assets                                                                      888,098,523             550,651,691
Net Assets:

Beginning of period                                                                     1,938,718,957           1,388,067,266
End of period (including accumulated undistributed net investment income of
 $3,356,013 and $1,029,405, respectively)                                            $  2,826,817,480         $ 1,938,718,957

See Notes which are an integral part of the Financial Statements



Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed
Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended October 31, 1999, the Fund had realized gains on futures contracts of $9,743,049.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1999, the Fund had outstanding futures contracts as set forth below:



                     Contracts

Expiration           to Deliver/                     Unrealized
Date                 Receive           Position      Appreciation

December 1999        485 S&P 500
                     Index Futures     Long          $2,538,740




Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



Year Ended October 31                                                     1999                                   1998
Institutional Service Shares:                                   Shares             Amount             Shares              Amount
Shares sold                                                   16,555,183       $ 439,185,232        18,076,229        $ 397,272,246
Shares issued to shareholders in payment of distributions

 declared                                                        356,733           8,891,933           546,583           11,354,168
Shares redeemed                                              (11,882,321)       (316,985,650)      (10,230,460)        (223,926,039)
 NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE

  TRANSACTIONS                                                 5,029,595       $ 131,091,515         8,392,352        $ 184,700,375




Year Ended October 31                                                      1999                                 1998
Institutional Shares:                                           Shares               Amount           Shares             Amount
Shares sold                                                   34,438,353        $  914,112,968      37,421,180      $  818,155,777
Shares issued to shareholders in payment of distributions

 declared                                                        755,144            18,919,768       1,421,571          29,500,992
Shares redeemed                                              (26,964,995)         (715,289,313)    (33,733,666)       (751,275,289)
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS    8,228,502        $  217,743,423       5,109,085      $   96,381,480




Year Ended October 31                                                      1999                                   1998/1/
Class C Shares:                                                  Shares             Amount            Shares             Amount
Shares sold                                                     3,834,755       $  103,002,243         771,237      $   16,946,376
Shares issued to shareholders in payment of

 distributions declared                                            10,371              256,452           1,948              43,921
Shares redeemed                                                (1,094,794)         (29,503,829)        (81,531)         (1,819,889)
 NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS           2,750,332       $   73,754,866         691,654      $   15,170,408
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                  16,008,429       $  422,589,804      14,193,091      $  296,252,263



/1/ Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.



MANAGEMENT FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.



                                  Percentage of Average Daily

Share Class Name                  Net Assets of Class
Institutional Service Shares      0.30%
Class C Shares                    0.75%




Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1999, were as follows:



Purchases                                         $342,091,548
Sales                                             $ 64,263,083



YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Max-Cap Fund (one of the portfolios constituting Federated Index Trust) as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Fund of Federated Index Trust at October 31, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
December 16, 1999

[FEDERATED LOGO]
World-Class Investment Manager(SM)

Federated
Max-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SERVICE SHARES

PROSPECTUS



A Statement of Additional Information (SAI) dated December 31, 1999 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[FEDERATED LOGO]

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E403



0032104A-SS (12/99)

Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

[RECYCLED LOGO]


DECEMBER 31, 1999



Statement of Additional Information

federated mid-cap fund



A Portfolio of Federated Index Trust



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Mid-Cap Fund (Fund), dated December 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.

DECEMBER 31, 1999




                                                    Contents

 How is the Fund Organized?                                 1
 Securities in Which the Fund Invests                       1
 What do Shares Cost?                                       9
 How is the Fund Sold?                                     12
 Exchanging Securities For Shares                          12
 Subaccounting Services                                    12
 Redemption in Kind                                        12
 Massachusetts Partnership Law                             13
 Account and Share Information                             13
 Tax Information                                           13
 Who Manages and Provides Services to the Fund?            14
 How Does the Fund Measure Performance?                    20
 Who is Federated Investors, Inc.?                         21
 Standard & Poor's                                         23
 Addresses                                         Back Cover

2062304B(12/99)



How is the Fund Organized?



The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On December 5, 1994, the Trustees changed the name of the Fund from Mid-Cap Fund to the Federated Mid-Cap Fund.

The Board of Trustees has established one class of shares of the Fund (Shares).

Effective March 31, 1999, Federated Management, former Manager to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



Securities Descriptions and Techniques



Equity Securities



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

  Common Stocks

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred Stocks

  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Interests in Other Limited Liability Companies

  Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

  Real Estate Investment Trusts (REITs)

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants

  Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.



Fixed Income Securities



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

  Treasury Securities

  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



Derivative Contracts



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

  Futures Contracts

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Index.

  Options

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).

Buy or write options to close out existing option positions.

Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).

Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset
over the exercise price plus the premium received.      When the Fund writes
options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Foreign Securities



Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



  Depositary Receipts



  Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



Special Transactions



  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  Reverse Repurchase Agreements

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



  Securities Lending



  The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.

  Asset Coverage

  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Federated Complex Funds





Cash Trust Series II                                               Federated Municipal Securities Income Trust
Cash Trust Series, Inc.                                            Federated Municipal Trust
Edward D. Jones & Co. Daily Passport Cash Trust                    Federated Short-Term Municipal Trust
Federated Adjustable Rate U.S. Government Fund, Inc.               Federated Stock and Bond Fund, Inc.
Federated American Leaders Fund, Inc.                              Federated Stock Trust
Federated ARMs Fund                                                Federated U.S. Government Bond Fund
Federated Equity Funds                                             Federated U.S. Government Securities Fund: 1-3 Years
Federated Equity Income Fund, Inc.                                 Federated U.S. Government Securities Fund: 2-5 Years
Federated Fund for U.S. Government Securities, Inc.                Federated U.S. Government Securities Fund: 5-10 Years
Federated GNMA Trust                                               Federated Utility Fund, Inc.
Federated Government Income Securities, Inc.                       Fixed Income Securities, Inc.
Federated High Income Bond Fund, Inc.                              Intermediate Municipal Trust
Federated High Yield Trust                                         International Series, Inc.
Federated Income Securities Trust                                  Investment Series Funds, Inc.
Federated Income Trust                                             Managed Series Trust
Federated Index Trust                                              Money Market Management, Inc.
Federated Institutional Trust                                      Money Market Obligations Trust
Federated Insurance Series                                         Money Market Trust
Federated Municipal Opportunities Fund, Inc.                       Tax-Free Instruments Trust
Federated Municipal Securities Fund, Inc.                          World Investment Series, Inc.

INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are
outlined below:      Stock Market Risks     . The value of equity securities in
the Fund's portfolio will rise and fall.

   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 . The Manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



Risks Related to Company Size



Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Sector Risks

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Interest Rate Risks

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Manager's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

 . Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Risks Associated with Noninvestment Grade Securities

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



INVESTMENT LIMITATIONS



Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material
change in these limitations becomes effective.      Pledging Assets     The Fund
will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

***
Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

As a matter of non-fundamental policy, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a mater of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute `concentration.'

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and



 . for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual
calculation may be done by others.     What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a
distribution of the Fund's portfolio securities.      Because the Fund has
elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information



VOTING RIGHTS



Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 3, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, CA owned approximately 1,132,931 (15.64%) shares, and Covie & Co., Covenant Trust Company, Chicago, IL owned approximately 916,423 (12.65%) shares.

Tax Information



FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax
rates when applicable.     Distributions from a Fund may be based on estimates
of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern
to simple trusts.      If the Fund invests in the stock of certain foreign
corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC
investments.     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?



BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 3, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.





Name
Birth Date

Address                                                         Principal Occupations
Position With Trust                                              for Past Five Years


John F. Donahue*+# Chief Executive Officer and Director or Trustee of the
Federated Fund Birth Date: July 28, 1924 Complex; Chairman and Director,
Federated Investors, Inc.; Chairman Federated Investors Tower and Trustee,
Federated Investment Management Company; Chairman and 1001 Liberty Avenue
Director, Federated Investment Counseling and Federated Global Pittsburgh, PA
Investment Management Corp.; Chairman, Passport Research, Ltd.

CHAIRMAN and TRUSTEE

Thomas G. Bigley                        Director or Trustee of the Federated Fund Complex; Director, Member
Birth Date: February 3, 1934            of Executive Committee, Children's Hospital of Pittsburgh; Director,
15 Old Timber Trail                     Robroy Industries, Inc. (coated steel conduits/computer storage
Pittsburgh, PA                          equipment); formerly: Senior Partner, Ernst & Young LLP; Director,
TRUSTEE                                 MED 3000 Group, Inc. (physician practice management); Director,
                                        Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.                     Director or Trustee of the Federated Fund Complex; President,
Birth Date: June 23, 1937               Investment Properties Corporation; Senior Vice President, John R.
Grubb & Ellis/Investment Properties     Wood and Associates, Inc., Realtors; Partner or Trustee in private

 Corporation                            real estate ventures in Southwest Florida; formerly: President,
3201 Tamiami Trail North                Naples Property Management, Inc. and Northgate Village Development

Naples, FL                              Corporation.

TRUSTEE

Nicholas P. Constantakis                Director or Trustee of the Federated Fund Complex; Director, Michael
Birth Date: September 3, 1939           Baker Corporation (engineering, construction, operations and
175 Woodshire Drive                     technical services); formerly: Partner, Andersen Worldwide SC.
Pittsburgh, PA

TRUSTEE

J. Christopher Donahue+*# President or Executive Vice President of the Federated
Fund Complex; Birth Date: April 11, 1949 Director or Trustee of some of the
Funds in the Federated Fund Federated Investors Tower Complex; President, Chief
Executive Officer and Director, Federated 1001 Liberty Avenue Investors, Inc.;
President and Trustee, Federated Investment Pittsburgh, PA Management Company;
President and Trustee, Federated Investment EXECUTVE VICE PRESIDENT and TRUSTEE
Counseling; President and Director, Federated Global Investment

                                        Management Corp.; President, Passport Research, Ltd.; Trustee,
                                        Federated Shareholder Services Company; Director, Federated Services

                                        Company.

Lawrence D. Ellis, M.D.* Director or Trustee of the Federated Fund Complex;
Professor of Birth Date: October 11, 1932 Medicine, University of Pittsburgh;
Medical Director, University of 3471 Fifth Avenue Pittsburgh Medical Center -
Downtown; Hematologist, Oncologist, and Suite 1111 Internist, University of
Pittsburgh Medical Center; Member, National Pittsburgh, PA Board of Trustees,
Leukemia Society of America.

TRUSTEE

Peter E. Madden                         Director or Trustee of the Federated Fund Complex; formerly:
Birth Date: March 16, 1942              Representative, Commonwealth of Massachusetts General Court;
One Royal Palm Way                      President, State Street Bank and Trust Company and State Street
100 Royal Palm Way                      Corporation.
Palm Beach, FL

TRUSTEE                                 Previous Positions: Director, VISA USA and VISA International;
                                        Chairman and Director, Massachusetts Bankers Association; Director,
                                        Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.               Director or Trustee of some of the Federated Fund Complex; Executive
Birth Date: April 10, 1945              Vice President, Legal and External Affairs, Dugan Valva Contess, Inc.
80 South Road                           (marketing, communications, technology and consulting).; formerly

Westhampton Beach, NY                   Management Consultant.

TRUSTEE

                                        Previous Positions: Chief Executive
                                        Officer, PBTC International Bank;
                                        Partner, Arthur Young & Company (now
                                        Ernst & Young LLP); Chief Financial
                                        Officer of Retail Banking Sector, Chase
                                        Manhattan Bank; Senior Vice President,
                                        Marine Midland Bank; Vice President,
                                        Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of
                                        Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D.       Director or Trustee of the Federated Fund Complex; President, Law
Birth Date: December 20, 1932           Professor, Duquesne University; Consulting Partner, Mollica & Murray;
President, Duquesne University          Director, Michael Baker Corp. (engineering, construction, operations
Pittsburgh, PA                          and technical services).
TRUSTEE

                                        Previous Positions: Dean and Professor of Law, University of
                                        Pittsburgh School of Law; Dean and Professor of Law, Villanova

                                        University School of Law.

Marjorie P. Smuts                       Director or Trustee of the Federated Fund Complex; Public
Birth Date: June 21, 1935               Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                          Previous Positions: National Spokesperson, Aluminum Company of
TRUSTEE                                 America; television producer; business owner.


John S. Walsh                           Director or Trustee of some of the Federated Fund Complex; President
Birth Date: November 28, 1957           and Director, Heat Wagon, Inc. (manufacturer of construction
2007 Sherwood Drive                     temporary heaters); President and Director, Manufacturers Products,
Valparaiso, IN                          Inc. (distributor of portable construction heaters); President,
TRUSTEE                                 Portable Heater Parts, a division of Manufacturers Products, Inc.;
                                        Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly:
                                        Vice President, Walsh & Kelly, Inc.

Glen R. Johnson.                        Staff member, Federated Securities Corp.
Birth Date: May 2, 1929
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA

PRESIDENT

Edward C. Gonzalez                      Trustee or Director of some of the Funds in the Federated Fund
Birth Date: October 22, 1930            Complex; President, Executive Vice President and Treasurer of some of
Federated Investors Tower               the Funds in the Federated Fund Complex; Vice Chairman, Federated
1001 Liberty Avenue                     Investors, Inc.; Vice President, Federated Investment Management
Pittsburgh, PA                          Company  and Federated Investment Counseling, Federated Global
EXECUTIVE VICE PRESIDENT                Investment Management Corp. and Passport Research, Ltd.; Executive
                                        Vice President and Director, Federated Securities Corp.; Trustee,
                                        Federated Shareholder Services Company.

John W. McGonigle                       Executive Vice President and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938            Executive Vice President, Secretary and Director, Federated
Federated Investors Tower               Investors, Inc.; Trustee, Federated Investment Management Company and
1001 Liberty Avenue                     Federated Investment Counseling; Director, Federated Global
Pittsburgh, PA                          Investment Management Corp, Federated Services Company and  Federated
EXECUTIVE VICE PRESIDENT and            Securities Corp.
SECRETARY


Richard J. Thomas                       Treasurer of the Federated Fund Complex; Vice President - Funds
Birth Date: June 17, 1954               Financial Services Division, Federated Investors, Inc.; formerly:
Federated Investors Tower               various management positions within Funds Financial Services Division

1001 Liberty Avenue                     of Federated Investors, Inc.
Pittsburgh, PA

TREASURER

Richard B. Fisher President or Vice President of some of the Funds in the Federated Birth Date: May 17, 1923 Fund Complex; Director or Trustee of some of the Funds in the Federated Investors Tower Federated Fund Complex; Executive
Vice President, Federated 1001 Liberty Avenue Investors, Inc.; Chairman and
Director, Federated Securities Corp.

Pittsburgh, PA

VICE PRESIDENT

J. Thomas Madden                        Chief Investment Officer of this Fund and various other Funds in the
Birth Date: October 22, 1945            Federated Fund Complex; Executive Vice President, Federated
Federated Investors Tower               Investment Counseling, Federated Global Investment Management Corp.,
1001 Liberty Avenue                     Federated Investment Management Company and Passport Research, Ltd.;
Pittsburgh, PA                          Vice President, Federated Investors, Inc.; formerly: Executive Vice
CHIEF INVESTMENT OFFICER                President and Senior Vice President, Federated Investment Counseling

                                        Institutional Portfolio Management Services Division; Senior Vice
                                        President, Federated Investment Management Company and Passport

                                        Research, Ltd.

Thomas M. Franks                        Vice President of the Trust. Mr. Franks joined Federated in 1985 and
Birth Date: December 15, 1954           has been a Senior Portfolio Manager and Vice President of the Fund's
Federated Investors Tower               Manager since 1990. Mr. Franks is a Chartered Financial Analyst and
1001 Liberty Avenue                     received his M.S. in Industrial Administration from Carnegie Mellon

Pittsburgh, PA                          University.

PORTFOLIO DIRECTOR AND VICE

PRESIDENT





Name                                                                         Total
Birth Date                               Aggregate                           Compensation
Address                                  Compensation                        From Trust
Position With Trust                      From Trust                          and Fund Complex
John F. Donahue*+#                       $        0                          $0 for the Trust and
Birth Date: July 28, 1924                                                    54 other investment
Federated Investors Tower                                                    companies
1001 Liberty Avenue                                                          in the Fund Complex
Pittsburgh, PA
CHAIRMAN and TRUSTEE

Thomas G. Bigley                        $2,243.09                           $113,860.22 for the
Birth Date: February 3, 1934                                                Trust and
15 Old Timber Trail                                                         54 other investment
Pittsburgh, PA                                                              companies
TRUSTEE                                                                     in the Fund Complex


John T. Conroy, Jr.                     $2,701.88                           $125,264.48 for the
Birth Date: June 23, 1937                                                   Trust and
Grubb & Ellis/Investment Properties                                         29 other investment
 Corporation                                                                companies
3201 Tamiami Trail North                                                    in the Fund Complex

Naples, FL

TRUSTEE

Nicholas P. Constantakis                $2,455.86                           $47,958.02 for the
Birth Date: September 3, 1939                                               Trust and
175 Woodshire Drive                                                         29 other investment
Pittsburgh, PA                                                              companies
TRUSTEE                                                                     in the Fund Complex


J. Christopher Donahue+*#               $       0                           $0 for the Trust and
Birth Date: April 11, 1949                                                  16 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

EXECUTVE VICE PRESIDENT and TRUSTEE

Lawrence D. Ellis, M.D.*                 $2,455.86                           $113,860.22 for the
Birth Date: October 11, 1932                                                 Trust and
3471 Fifth Avenue                                                            54 other investment
Suite 1111                                                                   companies
Pittsburgh, PA                                                               in the Fund Complex
TRUSTEE

Peter E. Madden                          $2,243.09                           $113,860.22 for the
Birth Date: March 16, 1942                                                   Trust and
One Royal Palm Way                                                           54 other investment
100 Royal Palm Way                                                           companies
Palm Beach, FL                                                               in the Fund Complex
TRUSTEE

Charles F. Mansfield, Jr.                $1,930.14                           $0 for the Trust and
Birth Date: April 10, 1945                                                   50 other investment
80 South Road                                                                companies
Westhampton Beach, NY                                                        in the Fund Complex
TRUSTEE

John E. Murray, Jr., J.D., S.J.D.       $2,642.26                           $113,860.22 for the
Birth Date: December 20, 1932                                               Trust and
President, Duquesne University                                              54 other investment
Pittsburgh, PA                                                              companies
TRUSTEE                                                                     in the Fund Complex

Marjorie P. Smuts                       $2,455.86                           $113,860.22 for the
Birth Date: June 21, 1935                                                   Trust and
4905 Bayard Street                                                          54 other investment
Pittsburgh, PA                                                              companies
TRUSTEE                                                                     in the Fund Complex


John S. Walsh                           $1,860.62                           $0 for the Trust and
Birth Date: November 28, 1957                                               50 other investment
2007 Sherwood Drive                                                         companies
Valparaiso, IN                                                              in the Fund Complex
TRUSTEE

Glen R. Johnson.                        $       0                           $0 for the Trust and
Birth Date: May 2, 1929                                                     8 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

PRESIDENT

Edward C. Gonzalez                      $       0                           $0 for the Trust and
Birth Date: October 22, 1930                                                1 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

EXECUTIVE VICE PRESIDENT

John W. McGonigle                       $       0                           $0 for the Trust and
Birth Date: October 26, 1938                                                54 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA
EXECUTIVE VICE PRESIDENT and

SECRETARY

Richard J. Thomas                       $       0                           $0 for the Trust and
Birth Date: June 17, 1954                                                   54 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

TREASURER

Richard B. Fisher                       $       0                           $0 for the Trust and
Birth Date: May 17, 1923                                                    6 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

VICE PRESIDENT

J. Thomas Madden                        $       0                           $0 for the Trust and
Birth Date: October 22, 1945                                                12 other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

CHIEF INVESTMENT OFFICER

Thomas M. Franks                        $       0                           $0 for the Trust and
Birth Date: December 15, 1954                                               no other investment
Federated Investors Tower                                                   companies
1001 Liberty Avenue                                                         in the Fund Complex
Pittsburgh, PA

PORTFOLIO DIRECTOR AND    VICE

PRESIDENT




* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



INVESTMENT MANAGER



The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and John R. Goodwin, Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the mid-capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.



The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services



Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services



Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated
Funds         0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of
$750 million                   The administrative fee received during any fiscal
year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended October 31, 1999         1999                 1998                1997
Advisory Fee Earned                        $404,006            $328,552            $252,801
Advisory Fee Reduction                     $      0            $ 48,963            $ 55,019
Brokerage Commissions                      $ 43,288            $ 19,694            $ 19,222
Shareholder Services Fee                   $ 30,336                  --                  --

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC' standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in
the computation of yield and total return.      Average Annual Total Returns and
Yield     Total returns are given for the one-year, five-year and Start of
Performance periods ended October 31, 1999.

Yield is given for the 30-day period ended October 31, 1999.




                       30-Day Period    1 Year     5 Years     Start of Performance on November 15, 1992
Total Return           N/A               20.23%      18.44%    15.84%
Yield                  0.88%             N/A         N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all
dividends and distributions.     YIELD The yield of Shares is calculated by
dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not
correlate to the dividends or other distributions paid to shareholders.      To
the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:



 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;



 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit,
and Treasury bills.     The Fund may quote information from reliable sources
regarding individual countries and regions, world stock exchanges, and economic
and demographic statistics.      You may use financial publications and/or
indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in
advertising may include:     Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Index

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index

A broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes

Consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

Who is Federated Investors, Inc.?



Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of
dollars in annual trading volume.     Federated Funds overview      Municipal
Funds     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National
Taxpayers Union regarding the tax obligations of Americans.      Equity Funds
    In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
     Corporate Bond Funds     In the corporate bond sector, as of December 31,
1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.
Government Funds     In the government sector, as of December 31, 1998,
Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds
within these maturity ranges.      Money Market Funds     In the money market
sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice

Presidents of the Federated advisory companies.

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

Federated Clients Overview



Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



Bank Marketing



Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank
Marketing & Sales.      Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Standard & Poor's

"Standard & Poor's," "S&P," "S&P MidCap 400 Index," and Standard and Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 400 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses


federated mid-cap fund



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779



Sub-Manager

Northern Trust Quantitative Advisors, Inc.
50 South LaSalle Street

Chicago, IL 60675

Custodian

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600



Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





STATEMENT OF ADDITIONAL INFORMATION

FEDERATED MINI-CAP FUND

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares of Federated Mini-Cap Fund (Fund), dated December 31, 1999. Obtain the prospectuses and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.

DECEMBER 31, 1999

Contents

 How is the Fund Organized?                                 1
 Securities in Which the Fund Invests                       1
 What do Shares Cost?                                      12
 How is the Fund Sold?                                     13
 Exchanging Securities For Shares                          13
 Subaccounting Services                                    13
 Redemption in Kind                                        13
 Massachusetts Partnership Law                             14
 Account and Share Information                             14
 Tax Information                                           14
 Who Manages and Provides Services to the Fund?            15
 How Does the Fund Measure Performance?                    20
 Who is Federated Investors, Inc.?                         22
 Frank Russell Company                                     24
 Addresses                                         Back Cover


Cusip 31420E304
2062305B(12/99)



How is the Fund Organized?



The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On December 5, 1994, the Trustees changed the name of the Fund from Mini-Cap Fund to the Federated Mini-Cap Fund.

The Board of Trustees has established two classes of shares of the Fund known as Institutional Shares and Class C Shares (Shares). This SAI relates to both classes of Shares

Effective March 31, 1999, Federated Management, former Manager to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES



Equity Securities



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

  Common Stocks

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred Stocks

  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Interests in Other Limited Liability Companies

  Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

  Real Estate Investment Trusts (REITs)

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants

  Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

  Treasury Securities

  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



Derivative Contracts



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

  Futures Contracts

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Index.

  Options

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).

Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).

Buy or write options to close out existing option positions.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.



Foreign Securities



Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50%

   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

  Depositary Receipts

  Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



Special Transactions



  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.



  Reverse Repurchase Agreements



  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Securities Lending

  The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.

  Asset Coverage

  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Federated Complex Funds




Cash Trust Series II                                    Federated Municipal Securities Income Trust
Cash Trust Series, Inc.                                 Federated Municipal Trust
Edward D. Jones & Co. Daily Passport Cash Trust         Federated Short-Term Municipal Trust
Federated Adjustable Rate U.S. Government Fund, Inc.    Federated Stock and Bond Fund, Inc.
Federated American Leaders Fund, Inc.                   Federated Stock Trust
Federated ARMs Fund                                     Federated U.S. Government Bond Fund
Federated Equity Funds                                  Federated U.S. Government Securities Fund: 1-3 Years
Federated Equity Income Fund, Inc.                      Federated U.S. Government Securities Fund: 2-5 Years
Federated Fund for U.S. Government Securities, Inc.     Federated U.S. Government Securities Fund: 5-10 Years
Federated GNMA Trust                                    Federated Utility Fund, Inc.
Federated Government Income Securities, Inc.            Fixed Income Securities, Inc.
Federated High Income Bond Fund, Inc.                   Intermediate Municipal Trust
Federated High Yield Trust                              International Series, Inc.
Federated Income Securities Trust                       Investment Series Funds, Inc.
Federated Income Trust                                  Managed Series Trust
Federated Index Trust                                   Money Market Management, Inc.
Federated Institutional Trust                           Money Market Obligations Trust
Federated Insurance Series                              Money Market Trust
Federated Municipal Opportunities Fund, Inc.            Tax-Free Instruments Trust
Federated Municipal Securities Fund, Inc.               World Investment Series, Inc.



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:


Stock Market Risks



 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 . The Manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



Risks Related to Company Size



 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 . Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Sector Risks

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Interest Rate Risks

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Manager's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



Liquidity Risks



 . Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.



Risks Associated with Noninvestment Grade Securities



 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

FUNDAMENTAL INVESTMENT OBJECTIVE

The fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000(R) Index



INVESTMENT LIMITATIONS



Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

As a matter of non-fundamental policy, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute `concentration.'

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and



 . for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?


The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)
    These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC) or nominal sales efforts are associated with the original purchase of Shares.



Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70 1/2;



 . of Shares that represent a reinvestment within 120 days of a previous redemption;



 . of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

 . of Shares originally purchased through a bank trust department, a registered investment manager or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;


How is the Fund Sold?



Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



RULE 12B-1 PLAN (CLASS C SHARES)



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment managers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support
furnished by the investment professional.     When an investment professional's
customer purchases shares, the investment professional may receive an amount up to 1.00%, of the NAV of Class C Shares.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a
distribution of the Fund's portfolio securities.      Because the Fund has
elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of
the Trust.      In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
Account and Share Information      VOTING RIGHTS     Each Share of the Fund
gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights except that in matters effecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 3, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Charles Schwab & Co., Inc., San Francisco, CA owned approximately 851,986 (10.51%) shares.

As of December 3, 1999, the Fund's the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Class C Shares: MLPF&S, For the Sole Benefit of Its Customer, Jacksonville, FL, owned approximately 50,446 (15.11%) shares, Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 24,187 (7.24%) shares, and Edward Jones & Co., Maryland Heights, MO owned approximately 18,943 (5.67%) shares.

Tax Information



FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax
rates when applicable.     Distributions from a Fund may be based on estimates
of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern
to simple trusts.      If the Fund invests in the stock of certain foreign
corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC
investments.     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?



BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 3, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares, and Class C Shares.





Name                                                                                                            Total
Birth Date                                                                                Aggregate             Compensation
Address                         Principal Occupations                                     Compensation          From Trust
Position With Trust             for Past Five Years                                       From Trust            and Fund Complex
John F. Donahue*+#              Chief Executive Officer and Director or Trustee of the    $0                    $0 for the
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated                        Trust and
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated                                54 other investment
1001 Liberty Avenue             Investment Management Company; Chairman and Director,                           companies
Pittsburgh, PA                  Federated Investment Counseling and Federated Global                            in the Fund Complex
CHAIRMAN and TRUSTEE            Investment Management Corp.; Chairman, Passport
                                Research, Ltd.

Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;        $2,455.86             $113,860.22 for the
Birth Date: February 3, 1934    Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail             Hospital of Pittsburgh; Director, Robroy Industries,                            54 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer storage equipment);                        companies
TRUSTEE                         formerly: Senior Partner, Ernst & Young LLP; Director,                          in the Fund Complex
                                MED 3000 Group, Inc. (physician practice management);
                                Director, Member of Executive Committee, University of

                                Pittsburgh.

John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;        $2,701.88             $125,264.48 for the
Birth Date: June 23, 1937       President, Investment Properties Corporation; Senior                            Trust and
Wood/Commercial Dept.           Vice President, John R. Wood and Associates, Inc.,                              54 other investment
John R. Wood Associates, Inc.   Realtors; Partner or Trustee in private real estate                             companies
Realtors                        ventures in Southwest Florida; formerly: President,                             in the Fund Complex
3255 Tamiami Trail North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.

TRUSTEE

Nicholas Constantakis           Director or Trustee of the Federated Fund Complex;       $2,455.86              $47,958.02 for the
Birth Date: September 3, 1939   formerly: Partner, Andersen Worldwide SC.                                       Trust and
175 Woodshire Drive                                                                                             29 other investment
Pittsburgh, PA                                                                                                  companies
TRUSTEE                                                                                                         in the Fund Complex


J. Christopher Donahue+*#       President or Executive Vice President of the Federated    $0                    $0 for the
Birth Date: April 11, 1949      Fund Complex; Director or Trustee of some of the Funds                          Trust and
Federated Investors Tower       in the Federated Fund Complex; President, Chief                                 16 other investment
1001 Liberty Avenue             Executive Officer and Director, Federated Investors,                            companies
Pittsburgh, PA                  Inc.; President and Trustee, Federated Investment                               in the Fund Complex
EXECUTVE VICE PRESIDENT and     Management Company; President and Trustee, Federated
TRUSTEE                         Investment Counseling; President and Director, Federated
                                Global Investment Management Corp.; President,
                                Passport Research, Ltd.; Trustee, Federated
                                Shareholder Services Company; Director,
                                Federated Services Company.

                                Director or Trustee of the Federated Fund Complex;

Lawrence D. Ellis, M.D.*        Professor of Medicine, University of Pittsburgh; Medical  $2,455.86             $113,860.22 for the
Birth Date: October 11, 1932    Director, University of Pittsburgh Medical Center --                            Trust and
3471 Fifth Avenue               Downtown; Hematologist, Oncologist, and Internist,                              54 other investment
Suite 1111                      University of Pittsburgh Medical Center; Member,                                companies
Pittsburgh, PA                  National Board of Trustees, Leukemia Society of America.                        in the Fund Complex
TRUSTEE


Peter E. Madden                 Director or Trustee of the Federated Fund Complex;        $2,243.09            $113,860.22 for the
Birth Date: March 16, 1942      formerly: Representative, Commonwealth of Massachusetts                         Trust and
One Royal Palm Way              General Court; President, State Street Bank and Trust                           54 other investment
100 Royal Palm Way              Company and State Street Corporation.                                           companies
Palm Beach, FL                                                                                                  in the Fund Complex
TRUSTEE                         Previous Positions: Director, VISA USA and VISA
                                International; Chairman and Director,
                                Massachusetts Bankers Association; Director,
                                Depository Trust Corporation; Director, The
                                Boston Stock Exchange.

Charles F. Mansfield, Jr.       Director or Trustee of some of the Federated Fund         $1,930.14             $0 for the
Birth Date: April 10, 1945      Complex; Management Consultant.                                                 Trust and
80 South Road                                                                                                   50 other investment
Westhampton Beach, NY           Previous Positions: Chief Executive Officer, PBTC                               companies
                                International Bank; Partner, Arthur Young & Company (now                        in the Fund Complex

TRUSTEE                         Ernst & Young LLP); Chief Financial Officer of
                                Retail Banking Sector, Chase Manhattan Bank;
                                Senior Vice President, Marine Midland Bank; Vice
                                President, Citibank; Assistant Professor of
                                Banking and Finance, Frank G. Zarb School of
                                Business, Hofstra University.

John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund Complex;        $2,642.26             $113,860.22 for the
S.J.D.                          President, Law Professor, Duquesne University;                                  Trust and
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray; Director, Michael                         54 other investment
President, Duquesne University  Baker Corp. (engineering, construction, operations and                          companies
Pittsburgh, PA                  technical services).                                                            in the Fund Complex
TRUSTEE

                                Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.

Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;        $2,455.86             $113,860.22 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                              54 other investment
Pittsburgh, PA                  Previous Positions: National Spokesperson, Aluminum                             companies
TRUSTEE                         Company of America; television producer; business owner.                        in the Fund Complex


John S. Walsh                   Director or Trustee of some of the Federated Fund         $1,860.62             $0 for the
Birth Date: November 28, 1957   Complex; President and Director, Heat Wagon, Inc.                               Trust and
2007 Sherwood Drive             (manufacturer of construction temporary heaters);                               48 other investment
Valparaiso, IN                  President and Director, Manufacturers Products, Inc.                            companies
TRUSTEE                         (distributor of portable construction heaters);                                 in the Fund Complex

                                President, Portable Heater Parts, a division of
                                Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                Inc. (heavy highway contractor); formerly: Vice
                                President, Walsh & Kelly, Inc.

Glen R. Johnson.                Staff member, Federated Securities Corp.                  $0                    $0 for the
Birth Date: May 2, 1929                                                                                         Trust and
Federated Investors Tower                                                                                       8 other investment
1001 Liberty Avenue                                                                                             companies
Pittsburgh, PA                                                                                                  in the Fund Complex
PRESIDENT

Edward C. Gonzalez              Trustee or Director of some of the Funds in the           $0                    $0 for the
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice                               Trust and
Federated Investors Tower       President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated                                company
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment                           in the Fund Complex
EXECUTIVE VICE PRESIDENT        Management Company  and Federated Investment Counseling,
                                Federated Global Investment Management Corp. and
                                Passport Research, Ltd.; Executive Vice President and
                                Director, Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

John W. McGonigle               Executive Vice President and Secretary of the Federated   $0                    $0 for the
Birth Date: October 26, 1938    Fund Complex; Executive Vice President, Secretary and                           Trust and
Federated Investors Tower       Director, Federated Investors, Inc.; Trustee, Federated                         54 other investment
1001 Liberty Avenue             Investment Management Company and Federated Investment                          companies
Pittsburgh, PA                  Counseling; Director, Federated Global Investment                               in the Fund Complex
EXECUTIVE VICE PRESIDENT and    Management Corp, Federated Services Company and
SECRETARY                       Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice President   $0                    $0 for the
Birth Date: June 17, 1954       - Funds Financial Services Division, Federated                                  Trust and
Federated Investors Tower       Investors, Inc.; formerly: various management positions                         54 other investment
1001 Liberty Avenue             within Funds Financial Services Division of Federated                           companies
Pittsburgh, PA                  Investors, Inc.                                                                 in the Fund Complex
TREASURER

Richard B. Fisher               President or Vice President of some of the Funds in the   $0                    $0 for the
Birth Date: May 17, 1923        Federated Fund Complex; Director or Trustee of some of                          Trust and
Federated Investors Tower       the Funds in the Federated Fund Complex; Executive Vice                         6 other investment
1001 Liberty Avenue             President, Federated Investors, Inc.; Chairman and                              companies
Pittsburgh, PA                  Director, Federated Securities Corp.                                            in the Fund Complex
VICE PRESIDENT

J. Thomas Madden                Chief Investment Officer of this Fund and various other   $0                    $0 for the
Birth Date: October 22, 1945    Funds in the Federated Fund Complex; Executive Vice                             Trust and
Federated Investors Tower       President, Federated Investment Counseling, Federated                           12 other investment
1001 Liberty Avenue             Global Investment Management Corp., Federated Investment                        companies
Pittsburgh, PA                  Management Company and Passport Research, Ltd.; Vice                            in the Fund Complex
CHIEF INVESTMENT OFFICER        President, Federated Investors, Inc.; formerly:
                                Executive Vice President and Senior Vice President,
                                Federated Investment Counseling Institutional Portfolio
                                Management Services Division; Senior Vice President,
                                Federated Investment Management Company and Passport

                                Research, Ltd.

Thomas M. Franks                Vice President of the Trust. Mr. Franks joined Federated  $0                    $0 for the
Birth Date: December 15, 1954   in 1985 and has been a Senior Portfolio Manager and Vice                        Trust and
Federated Investors Tower       President of the Fund's Manager since 1990. Mr. Franks                          no other investment
1001 Liberty Avenue             is a Chartered Financial Analyst and received his M.S.                          companies
Pittsburgh, PA                  in Industrial Administration from Carnegie Mellon                               in the Fund Complex
PORTFOLIO DIRECTOR AND VICE     University.

PRESIDENT





* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



INVESTMENT MANAGER



The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and John R. Goodwin, Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.

The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum Administrative Fee                        Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.     TRANSFER AGENT AND DIVIDEND DISBURSING AGENT      Federated Services
Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



For the Year Ended October 31, 1999                       1999                   1998                  1997
Advisory Fee Earned                                     $591,726               $676,597              $695,438
Brokerage Commissions                                   $ 81,712               $ 83,725              $153,319
12b-1 Fee
Class C Shares                                          $ 18,981                     --                    --
Shareholder Services Fee
 Institutional Shares                                   $138,977                     --                    --
 Class C Shares                                         $  6,327                     --                    --




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are
borne only by the applicable class of Shares.      If the Fund's expenses are
capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC' standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in
the computation of yield and total return.      AVERAGE ANNUAL TOTAL RETURNS AND
YIELD     Total returns are given for the one-year, five-year and Start of
Performance periods ended October 31, 1999.

Yield is given for the 30-day period ended October 31, 1999.




                                                   30-Day Period   1 Year   5 Years    Start of Performance on August 11, 1992
Institutional Shares

Total Return                                       N/A              12.43%    10.71%  10.97%
Yield                                              0.63%            N/A       N/A     N/A

                                                   30-Day Period    1 Year               Start of Performance on November 10, 1997
Class C Shares

Total Return                                       N/A              10.44%            (2.40%)
Yield                                              0.00%            N/A                N/A

-------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD


The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:



 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and
ratings are effective for two weeks.     Standard & Poor's 400 Industrial Index

Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index

A broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes

Consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds



In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds



In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds



In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds     In the government
sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these
maturity ranges.      Money Market Funds     In the money market sector,
Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice

Presidents of the Federated advisory companies.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients




Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



Bank Marketing



Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries



Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Frank Russell Company



Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

Addresses

FEDERATED MINI-CAP FUND

Institutional Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Sub-Manager



Northern Trust Quantitative Advisors, Inc.
50 South LaSalle Street

Chicago, IL 60675



Custodian

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



STATEMENT OF ADDITIONAL INFORMATION



FEDERATED MAX-CAP FUND

A Portfolio of Federated Index Trust



INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

CLASS C SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Class C Shares of Federated Max-Cap Fund (Fund), dated December 31, 1999. Obtain the prospectuses and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.


DECEMBER 31, 1999

CONTENTS

 How is the Fund Organized?                                 2
 Securities in Which the Fund Invests                       2
 What do Shares Cost?                                      10
 How is the Fund Sold?                                     11
 Exchanging Securities For Shares                          13
 Subaccounting Services                                    12
 Redemption in Kind                                        12
 Massachusetts Partnership Law                             12
 Account and Share Information                             12
 Tax Information                                           13
 Who Manages and Provides Services to the Fund?            13
 How Does the Fund Measure Performance?                    18
 Who is Federated Investors, Inc.?                         20
 Standard & Poor's                                         25
 Addresses                                         Back Cover


Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
0032104B(12/99)

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On December 5, 1994, the Trustees changed the name of the Fund from Max-Cap Fund to the Federated Max-Cap Fund.



The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Class C Shares (Shares). This SAI relates to all of the classes of Shares.

Effective March 31, 1999, Federated Management, former Manager to the Fund, became Federated Investment Management Company (formerly, Federated

Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES



Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.



  Common Stocks

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred Stocks

  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Interests in Other Limited Liability Companies

  Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

  Real Estate Investment Trusts (REITs)



  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.



  Warrants

  Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.



  Treasury Securities

  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Derivative Contracts



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.



  Futures Contracts

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

  The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Index.



  Options

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).

Buy listed put options on the Index (in anticipation of a decrease in the value of the underlying asset).



Buy or write options to close out existing option positions.

Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.



Foreign Securities



Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



  Depositary Receipts

  Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Special Transactions



  Repurchase Agreements

  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.



  Reverse Repurchase Agreements



  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



  Securities Lending

  The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.

  Asset Coverage

  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

FEDERATED COMPLEX FUNDS




Cash Trust Series II                                    Federated Municipal Securities Income Trust
Cash Trust Series, Inc.                                 Federated Municipal Trust
Edward D. Jones & Co. Daily Passport Cash Trust         Federated Short-Term Municipal Trust
Federated Adjustable Rate U.S. Government Fund, Inc.    Federated Stock and Bond Fund, Inc.
Federated American Leaders Fund, Inc.                   Federated Stock Trust
Federated ARMs Fund                                     Federated U.S. Government Bond Fund
Federated Equity Funds                                  Federated U.S. Government Securities Fund: 1-3 Years
Federated Equity Income Fund, Inc.                      Federated U.S. Government Securities Fund: 2-5 Years
Federated Fund for U.S. Government Securities, Inc.     Federated U.S. Government Securities Fund: 5-10 Years
Federated GNMA Trust                                    Federated Utility Fund, Inc.
Federated Government Income Securities, Inc.            Fixed Income Securities, Inc.
Federated High Income Bond Fund, Inc.                   Intermediate Municipal Trust
Federated High Yield Trust                              International Series, Inc.
Federated Income Securities Trust                       Investment Series Funds, Inc.
Federated Income Trust                                  Managed Series Trust
Federated Index Trust                                   Money Market Management, Inc.
Federated Institutional Trust                           Money Market Obligations Trust
Federated Insurance Series                              Money Market Trust
Federated Municipal Opportunities Fund, Inc.            Tax-Free Instruments Trust
Federated Municipal Securities Fund, Inc.               World Investment Series, Inc.

INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

Stock Market Risks

 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 . The Manager attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Interest Rate Risks

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Manager's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks



 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



INVESTMENT LIMITATIONS



Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

As a matter of non-fundamental policy, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a mater of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the fund's total assets in any one industry will constitute `concentration.'
     DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;



 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual
calculation may be done by others.     What Do Shares Cost?      The Fund's net
asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a
particular class are entitled.     REDUCING OR ELIMINATING THE CONTINGENT
DEFERRED SALES CHARGE (Class C Shares)

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC) or nominal sales efforts
are associated with the original purchase of Shares.      Upon notification to
the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;



 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;



 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment manager or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES AND CLASS C SHARES)     As a
compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment managers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing
Fund assets.      The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive an amount up to 1.00%, of the NAV of Class C Shares.



Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to
indemnify shareholders and pay judgments against them.         Account and Share
Information      VOTING RIGHTS     Each Share of the Fund gives the shareholder
one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of Shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 3, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Mitra & Co., Milwaukee, WI, owned approximately 9,377,625 (13.12%) shares and Lauer & Co., Glenmede Trust Company, Philadelphia, PA owned approximately 3,807,948 (5.33%) shares.

As of December 3, 1999, the following shareholders owned of record, beneficially, or both 5% or more of outstanding Institutional Service Shares:
Resources Trust Company for the Exclusive Benefit of Various IMS Customers, Englewood, CO, owned approximately 2,455,813 (9.20%) shares.

As of December 3, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S for the Sole Benefit of its Customers, Jacksonville, FL, owned approximately 508,086 (14.44%) shares and Edward Jones & Co., Maryland Heights, MO, owned approximately 413,749 (11.76%) shares.

Tax Information



FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax
rates when applicable.     Distributions from a Fund may be based on estimates
of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern
to simple trusts.      If the Fund invests in the stock of certain foreign
corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



Who Manages and Provides Services to the Fund?



BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 3, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares, Institutional Service Shares,
and Class C Shares.

Name                                                                                                            Total
Birth Date                                                                                   Aggregate          Compensation
Address                         Principal Occupations                                        Compensation       From Trust
Position With Trust             for Past Five Years                                          From Trust         and Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Donahue*+#              Chief Executive Officer and Director or Trustee of the                     $0   $0 for the
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated                        Trust and
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated                                54 other investment
1001 Liberty Avenue             Investment Management Company; Chairman and Director,                           companies
Pittsburgh, PA                  Federated Investment Counseling and Federated Global                            in the Fund Complex
CHAIRMAN and TRUSTEE            Investment Management Corp.; Chairman, Passport
                                Research, Ltd.

------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;                  $2,455.86   $113,860.22 for the
Birth Date: February 3, 1934    Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail             Hospital of Pittsburgh; Director, Robroy Industries,                            54 other investment
Pittsburgh, PA                  Inc. (coated steel conduits/computer storage equipment);                        companies
TRUSTEE                         formerly: Senior Partner, Ernst & Young LLP; Director,                          in the Fund Complex
                                MED 3000 Group, Inc. (physician practice management);
                                Director, Member of Executive Committee, University of

                                Pittsburgh.

------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;                  $2,701.88   $125,264.48 for the
Birth Date: June 23, 1937       President, Investment Properties Corporation; Senior                            Trust and
Wood/Commercial Dept.           Vice President, John R. Wood and Associates, Inc.,                              54 other investment
John R. Wood Associates, Inc.   Realtors; Partner or Trustee in private real estate                             companies
Realtors                        ventures in Southwest Florida; formerly: President,                             in the Fund Complex
3255 Tamiami Trail North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.

TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
Nicholas Constantakis           Director or Trustee of the Federated Fund Complex;                  $2,455.86   $47,958.02 for the
Birth Date: September 3, 1939   formerly: Partner, Andersen Worldwide SC.                                       Trust and
175 Woodshire Drive                                                                                             29 other investment
Pittsburgh, PA                                                                                                  companies
TRUSTEE                                                                                                         in the Fund Complex

------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+*#       President or Executive Vice President of the Federated                     $0   $0 for the
Birth Date: April 11, 1949      Fund Complex; Director or Trustee of some of the Funds                          Trust and
Federated Investors Tower       in the Federated Fund Complex; President, Chief                                 16 other investment
1001 Liberty Avenue             Executive Officer and Director, Federated Investors,                            companies
Pittsburgh, PA                  Inc.; President and Trustee, Federated Investment                               in the Fund Complex
EXECUTVE VICE PRESIDENT and     Management Company; President and Trustee, Federated
TRUSTEE                         Investment Counseling; President and Director, Federated
                                Global Investment Management Corp.; President,
                                Passport Research, Ltd.; Trustee, Federated
                                Shareholder Services Company; Director,
                                Federated Services Company.

-----------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.*        Director or Trustee of the Federated Fund Complex;                  $2,455.86   $113,860.22 for the
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh; Medical                        Trust and
3471 Fifth Avenue               Director, University of Pittsburgh Medical Center -                             54 other investment
Suite 1111                      Downtown; Hematologist, Oncologist, and Internist,                              companies
Pittsburgh, PA                  University of Pittsburgh Medical Center; Member,                                in the Fund Complex
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

-----------------------------------------------------------------------------------------------------------------------------------

Peter E. Madden                 Director or Trustee of the Federated Fund Complex;                  $2.243.09   $113,860.22 for the
Birth Date: March 16, 1942      formerly: Representative, Commonwealth of Massachusetts                         Trust and
One Royal Palm Way              General Court; President, State Street Bank and Trust                           54 other investment
100 Royal Palm Way              Company and State Street Corporation.                                           companies
Palm Beach, FL                  Previous Positions: Director, VISA USA and VISA                                 in the Fund Complex
TRUSTEE                         International; Chairman and Director, Massachusetts
                                Bankers Association; Director, Depository Trust
                                Corporation; Director, The Boston Stock Exchange.

------------------------------------------------------------------------------------------------------------------------------------

Charles F. Mansfield, Jr.       Director or Trustee of some of the Federated Fund                   $1,930.14   $0 for the
Birth Date: April 10, 1945      Complex; Management Consultant.                                                 Trust and
80 South Road                                                                                                   50  other investment
Westhampton Beach, NY           Previous Positions: Chief Executive Officer, PBTC                               companies
TRUSTEE                         International Bank; Partner, Arthur Young & Company (now                        in the Fund Complex
                                Ernst & Young LLP); Chief Financial Officer of
                                Retail Banking Sector, Chase Manhattan Bank;
                                Senior Vice President, Marine Midland Bank; Vice
                                President, Citibank; Assistant Professor of
                                Banking and Finance, Frank G. Zarb School of
                                Business, Hofstra University.

------------------------------------------------------------------------------------------------------------------------------------

John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund Complex;                  $2,642.26   $113,860.22 for the
S.J.D.                          President, Law Professor, Duquesne University;                                  Trust
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray; Director, Michael                         and
President, Duquesne University  Baker Corp. (engineering, construction, operations and                          54 other investment
Pittsburgh, PA                  technical services).                                                            companies
TRUSTEE                                                                                                         in the Fund Complex
                                Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.

------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;                  $2,455.86   $113,860.22 for the
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                              54 other investment
Pittsburgh, PA                  Previous Positions: National Spokesperson, Aluminum                             companies
TRUSTEE                         Company of America; television producer; business owner.                        in the Fund Complex

------------------------------------------------------------------------------------------------------------------------------------

John S. Walsh                   Director or Trustee of some of the Federated Fund                   $1,860.62   $0 for the
Birth Date: November 28, 1957   Complex; President and Director, Heat Wagon, Inc.                               Trust and
2007 Sherwood Drive             (manufacturer of construction temporary heaters);                               48 other investment
Valparaiso, IN                  President and Director, Manufacturers Products, Inc.                            companies
TRUSTEE                         (distributor of portable construction heaters);                                 in the Fund Complex

                                President, Portable Heater Parts, a division of
                                Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                Inc. (heavy highway contractor); formerly: Vice
                                President, Walsh & Kelly, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Glen R. Johnson.                Staff member, Federated Securities Corp.                                   $0   $0 for the
Birth Date: May 2, 1929                                                                                         Trust and
Federated Investors Tower                                                                                       8 other investment
1001 Liberty Avenue                                                                                             companies
Pittsburgh, PA                                                                                                  in the Fund Complex
PRESIDENT

------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzalez              Trustee or Director of some of the Funds in the                            $0   $0 for the
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice                               Trust and
Federated Investors Tower       President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated                                company
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment                           in the Fund Complex
EXECUTIVE VICE PRESIDENT        Management Company  and Federated Investment Counseling,
                                Federated Global Investment Management Corp. and
                                Passport Research, Ltd.; Executive Vice President and
                                Director, Federated Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle               Executive Vice President and Secretary of the Federated                    $0   $0 for the
Birth Date: October 26, 1938    Fund Complex; Executive Vice President, Secretary and                           Trust and
Federated Investors Tower       Director, Federated Investors, Inc.; Trustee, Federated                         54 other investment
1001 Liberty Avenue             Investment Management Company and Federated Investment                          companies
Pittsburgh, PA                  Counseling; Director, Federated Global Investment                               in the Fund Complex

EXECUTIVE VICE PRESIDENT and    Management Corp, Federated Services Company and
SECRETARY                       Federated Securities Corp.

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice President                    $0   $0 for the
Birth Date: June 17, 1954       - Funds Financial Services Division, Federated                                  Trust and
Federated Investors Tower       Investors, Inc.; formerly: various management positions                         54 other investment
1001 Liberty Avenue             within Funds Financial Services Division of Federated                           companies
Pittsburgh, PA                  Investors, Inc.                                                                 in the Fund Complex
TREASURER

------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher               President or Vice President of some of the Funds in the                    $0   $0 for the
Birth Date: May 17, 1923        Federated Fund Complex; Director or Trustee of some of                          Trust and
Federated Investors Tower       the Funds in the Federated Fund Complex; Executive Vice                         6 other investment
1001 Liberty Avenue             President, Federated Investors, Inc.; Chairman and                              companies
Pittsburgh, PA                  Director, Federated Securities Corp.                                            in the Fund Complex

VICE PRESIDENT

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Madden                Chief Investment Officer of this Fund and various other                    $0   $0 for the
Birth Date: October 22, 1945    Funds in the Federated Fund Complex; Executive Vice                             Trust and
Federated Investors Tower       President, Federated Investment Counseling, Federated                           12 other investment
1001 Liberty Avenue             Global Investment Management Corp., Federated Investment                        companies
Pittsburgh, PA                  Management Company and Passport Research, Ltd.; Vice                            in the Fund Complex
CHIEF INVESTMENT OFFICER        President, Federated Investors, Inc.; formerly:
                                Executive Vice President and Senior Vice President,
                                Federated Investment Counseling Institutional Portfolio
                                Management Services Division; Senior Vice President,
                                Federated Investment Management Company and Passport

                                Research, Ltd.

------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Franks                Vice President of the Trust. Mr. Franks joined Federated                   $0   $0 for the
Birth Date: December 15, 1954   in 1985 and has been a Senior Portfolio Manager and Vice                        Trust and
Federated Investors Tower       President of the Fund's Manager since 1990. Mr. Franks                          no other investment
1001 Liberty Avenue             is a Chartered Financial Analyst and received his M.S.                          companies
Pittsburgh, PA                  in Industrial Administration from Carnegie Mellon                               in the Fund Complex
PORTFOLIO DIRECTOR AND          University.

VICE PRESIDENT

------------------------------------------------------------------------------------------------------------------------------------





* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



INVESTMENT MANAGER



The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and John R. Goodwin, Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the large capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.



The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



Other Related Services



Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the
purchase of Fund Shares offered by the Distributor.     BROKERAGE TRANSACTIONS
     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of
all Federated Funds as specified below:                       Maximum
Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds
    0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750
million               The administrative fee received during any fiscal year
shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee
and may reimburse the Fund for expenses.     Federated Services Company also
provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket
expenses.      CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT Auditors



The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



For the Year Ended October 31, 1999                           1999                   1998                  1997
Advisory Fee Earned                                          $7,509,707            $5,328,240            $3,606,538
Advisory Fee Reduction                                       $  759,554            $  414,314            $  573,407
Brokerage Commissions                                        $   90,570            $  102,687            $   37,996
12b-1 Fee
Institutional Service Shares                                 $  519,108                    --                    --
Class C Shares                                               $  388,614                    --                    --
Shareholder Services Fee
 Institutional Shares                                        $        0                    --                    --
 Institutional Service Shares                                $1,427,545                    --                    --
 Class C Shares                                              $  129,538                    --                    --




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who
use the transfer agent's subaccounting facilities.     How Does the Fund Measure
Performance?

The Fund may advertise Share performance by using the SEC' standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield



Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 1999.

Yield is given for the 30-day period ended October 31, 1999.




                                                   30-Day Period   1 Year   5 Years     Start of Performance on July 11, 1990
Institutional Shares

Total Return                                       N/A              25.11%    25.53%    18.01%
Yield                                              1.02%            N/A       N/A       N/A



                                                   30-Day Period   1 Year   5 Years   Start of Performance on September 7, 1993
Institutional Service Shares

Total Return                                       N/A             24.76%   25.15%    20.97%
Yield                                              0.74%           N/A      N/A       N/A


                                                   30-Day Period   1 Year   5 Years   Start of Performance on November 10, 1997

Class C Shares

Total Return                                       N/A              22.94%  N/A       22.04%
Yield                                              0.08%            N/A     N/A        N/A





TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other
distributions paid to shareholders.      To the extent investment professionals
and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and
ratings are effective for two weeks.     Standard & Poor's Composite Stock Price
Index (S&P 500)      Composite index of common stocks in industry,
transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.
Who is Federated Investors, Inc.?      Federated is dedicated to meeting
investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds



In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds



In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds



In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market
totaling more than $209 billion.      Government Funds     In the government
sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these
maturity ranges.      Money Market Funds     In the money market sector,
Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice

Presidents of the Federated advisory companies.

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

Federated Clients Overview



Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



Institutional Clients



Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



Bank Marketing



Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries



Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Standard & Poor's



The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MAX-CAP FUND

Institutional Shares
Institutional Service Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager



Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Sub-Manager

Northern Trust Quantitative Advisors, Inc.
50 South LaSalle Street

Chicago, IL 60675



Custodian

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600



Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PART C.    OTHER INFORMATION

Item 23.      EXHIBITS

     (a)  Conformed copy of Declaration of Trust of the  Registrant,  as amended
          (10);

          (i) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant dated January 30, 1992 (10);

          (ii) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant dated June 18, 1992 (10);

          (iii)Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant dated June 3, 1993 (10);

          (iv) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant dated December 15, 1993 +;

          (v) Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant dated November 18, 1994 (11);

          (vi) Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant dated December 5, 1994 (11);

     (b)  Copy of By-Laws of the Registrant as amended (5);

               (i) Copy of Amendment No. 1 to the By-Laws of the Registrant dated November 18, 1997 (16);

               (ii) Copy of  Amendment  No. 2 to the  By-Laws of the  Registrant
                    dated February 23, 1998 (16);

               (iii)Copy of  Amendment  No. 3 to the  By-Laws of the  Registrant
                    dated February 27, 1998 (16);

          (iv) Copy of Amendment No. 4 to the By-Laws of the Registrant dated May 12, 1998 (16);

     (c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap and Federated Mini-Cap Funds (11);

          (ii) Copy of Specimen Certificates for Shares of
               Beneficial Interest of the Institutional Service and Institutional Service Shares of the Federated Max-Cap Fund (11);

+   All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

              (d) Conformed copy of Investment Advisory Contract of the Registrant (10);

                  (i) Conformed copy of Sub-Management Contract for the Federated Max-Cap Fund and Federated Mid-Cap and Federated Mini-Cap Funds (16);

              (e) Conformed copy of Distributor's Contract of the Registrant (10);

                  (i) Conformed copy of Exhibit D to Distributor's Contract of the Registrant (10);
                  (ii) Conformed copy of Exhibit E to Distributor's

                           Contract of the Registrant (14);
                  (iii)    Conformed copy of Exhibit F to Distributor's

                           Contract of the Registrant (14);

                  (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);

              (f)          Not applicable;

              (g) (i) Conformed copy of Custodian Contract of the
                  Registrant(12); (ii) Conformed copy of Domestic Custody Fee Schedule (14);

              (h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement (16);

                  (ii) Conformed copy of Amended and Restated Shareholder Services Agreement (14);
                 (iii) The responses described in Item 24(b)(6) are hereby incorporated by reference;

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 7, 1997. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

                  (iv)   The Registrant hereby incorporates the conformed
                         copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated
                         Shareholder Services from Item   24(b)(9)(ii) of the
                         Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

              (i) Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (12); (j) Conformed Copy of Independent Auditors' Consent; + (k) Not applicable; (l) Conformed copy of Initial Capital Understanding (3); (m) (i) Conformed copy of Rule 12b-1 Plan of the Registrant (10);

                  (ii) Conformed copy of Exhibit B to the Rule 12b-1 Plan of the Registrant (14); (iii) Conformed copy of Exhibit C to the Rule 12b-1 Plan of the Registrant (14); (iv) The responses described in Item 24(b)(6) are hereby incorporated by reference;

              (n) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from
                           Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

              (o) (i) Conformed copy of Power of Attorney of the Registrant; +;
                  (ii) Conformed copy of Power of Attorney of John S. Walsh, Trustee; +
                  (iii) Conformed copy of Power of Attorney of Charles F. Mansfield, Jr., Trustee; +
                  (iv) Conformed copy of Power of Attorney of John F. Cunningham, Trustee; +
                  (v) Conformed copy of Power of Attorney of J. Thomas Madden, Chief Investment Officer; +

+   All exhibits have been filed electronically.

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 7, 1997. (File Nos. 33-33852 and 811-6061)

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

           None

Item 25.   INDEMNIFICATION: (3)

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Alexandre de Bethmann
B.      Anthony Delserone, Jr.

                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic

-------------------------

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)

                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Edward J. Tiedge
                                                      Leonardo A. Vila
                                                      Paige M. Wilhelm
                                                      George B. Wright

           Assistant Vice Presidents:                 Arminda Aviles
                                                      Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Christopher Matyszewski
                                                      Natalie F. Metz
                                                      Thomas Mitchell
                                                      Joseph M. Natoli
                                                      Trent Neville
                                                      Ihab Salib
                                                      Roberto Sanchez-Dahl, Sr.
                                                      James W. Schaub
                                                      John Sheehy
                                                      John Sidawi
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     C. Grant Anderson
                                                      Karen M. Brownlee
                                                      Leslie K. Ross

           Assistant Treasurer:                       Dennis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

     Northern Trust Quantitative Advisors, Inc. ("Northern Trust") is the Sub-Manager to the Trust. Northern Trust, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. Northern Trust is a wholly-owned subsidiary of Northern Trust Corporation.

     The executive officers of Northern Trust are: J. Stephen Baine, Chairman and President; Susan O. Jones, Chief Operating Officer; Neil R. Wright, Chief Investment Officer; and Thomas P. Michaels, Secretary and Treasurer. The Directors of Northern Trust are J. Stephen Baine, Susan O. Jones, Nick G. Preda,
J. Dirk Vos, Richard R. Wade, Thomas P. Michaels and Neil R. Wright. The business address of Northern Trust and each of the above officers and Directors is 50 North LaSalle Street, Chicago, Illinois 60690.

Item 27. PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                  (2)                             (3)
Name and Principal     Positions and Offices        Positions and Offices
BUSINESS ADDRESS        WITH DISTRIBUTOR             WITH REGISTRANT
------------------   ---------------------        ------------------

Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.

Arthur L. Cherry                    Director                                    --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher               President-Institutional Sales              --
Federated Investors Tower    and Director
1001 Liberty Avenue          Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue     Director,     Assistant Secretary                 --
Federated Investors Tower    and Treasurer
1001 Liberty Avenue          Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                President-Broker/Dealer and         --
Federated Investors Tower    Director
1001 Liberty Avenue          Federated Securities Corp.

Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                Senior Vice President,                     --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger               Senior Vice President,                     --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.         Senior Vice President,                     --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                  (2)                             (3)
Name and Principal     Positions and Offices        Positions and Offices
BUSINESS ADDRESS        WITH DISTRIBUTOR             WITH REGISTRANT
------------------   ---------------------        ------------------

Christopher T. Fives         Senior Vice President,                     --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV          Senior Vice President,                     --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion           Senior Vice President,                     --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                      --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis     Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                  (2)                             (3)
Name and Principal     Positions and Offices        Positions and Offices
BUSINESS ADDRESS        WITH DISTRIBUTOR             WITH REGISTRANT
------------------   ---------------------        ------------------

Matthew W. Brown                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                 Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson         Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                  (2)                             (3)
Name and Principal     Positions and Offices        Positions and Offices
BUSINESS ADDRESS        WITH DISTRIBUTOR             WITH REGISTRANT
------------------   ---------------------        ------------------

William C. Doyle                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher          Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings         Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton        Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III          Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck         Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart           Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman               Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski        Vice President,                            --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                             --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                 Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards            Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

           (1)                  (2)                             (3)
Name and Principal     Positions and Offices        Positions and Offices
BUSINESS ADDRESS        WITH DISTRIBUTOR             WITH REGISTRANT
------------------   ---------------------        ------------------

John T. Glickson             Assistant Vice President,                  --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,           --
Federated Investors Tower    Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery                  Secretary,                                  --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Assistant Secretary,                        --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari                   Assistant Secretary,                        --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Denis McAuley III                   Assistant Treasurer,                        --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


        (c)    Not applicable

Item 28. LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                                         Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at above address)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7000

Federated Shareholder Services Company      Federated Investors Tower
("Transfer Agent and Dividend                      1001 Liberty Avenue
Disbursing Agent")                          Pittsburgh, PA 15222-3779

Federated Services Company                  Federated Investors Tower
("Administrator")                                  1001 Liberty Avenue

                                                   Pittsburgh, PA 15222-3779

Federated Investment Management             Federated Investors Tower
Company ("Manager")                         1001 Liberty Avenue

                                                   Pittsburgh, PA 15222-3779

Northern Trust Quantitative Advisors,

Inc.                                               One North LaSalle Street
("Sub-Manager")                                    Chicago, Illinois 60690

State Street Bank and Trust                 P.O. Box 8600
Company ("Custodian")                       Boston, MA 02266-8600

Item 29.     MANAGEMENT SERVICES:  Not applicable.

Item 30.     UNDERTAKINGS:

             Registrant hereby undertakes to comply with the provisions of
             Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of December, 1999.

                              FEDERATED INDEX TRUST

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      December 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ C. Grant Anderson

     C. Grant Anderson                   Attorney In Fact     December 29, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Glen R. Johnson*                         President

J. Christopher Donahue*                  Executive Vice President
                                         and Trustee

John W. McGonigle*                       Executive Vice
                                         President and Secretary

Richard J. Thomas*                       Treasurer
                                         (Principal Financial and
                                         Accounting Officer)

J. Thomas Madden*                        Chief Investment Officer

Thomas G. Bigley*                        Trustee

Nicholas P. Constantakis*                Trustee

John T. Conroy, Jr.*                     Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney